     As filed with the Securities and Exchange Commission on April 5, 2012



                                           REGISTRATION STATEMENT NOS. 333-94779
                                                                       811-09215


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 16


                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 62


              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

                           (Exact name of Registrant)
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

            1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)

         Depositor's Telephone Number, including area code: 860-308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                           BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)


[X] on April 30, 2012 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000

                                   PROSPECTUS




                                 APRIL 30, 2012


        CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

               ISSUED BY: METLIFE INSURANCE COMPANY OF CONNECTICUT

This prospectus describes information you should know before you purchase Corporate Owned Variable Universal Life Insurance 2000 (the Policy), a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (We, or the Company). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. Please consult your Policy for the provisions that apply in your state. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.

As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (the "INSURED"). Premium Payments are flexible in both frequency and amount.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (THE "FUNDS"). A fixed rate option (THE "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Investment Options that invest in the following Funds are available for all
Policies:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
  INSURANCE FUNDS)                                 SHARES
  Invesco V.I. Global Real Estate                  Appreciation Portfolio
  Fund -- Series I                                 International Value Portfolio
  Invesco V.I. Government Securities               Opportunistic Small Cap Portfolio
  Fund -- Series I                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Invesco V.I. International Growth                Contrafund(R) Portfolio -- Service Class 2
  Fund -- Series I                                 Equity-Income Portfolio -- Initial Class
  Invesco Van Kampen V.I. Comstock                 Freedom 2010 Portfolio -- Initial Class
  Fund -- Series II                                Freedom 2015 Portfolio -- Initial Class
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES         Freedom 2020 Portfolio -- Initial Class
  FUND, INC.                                       Freedom 2025 Portfolio -- Initial Class
  Global Thematic Growth Portfolio -- Class B      Freedom 2030 Portfolio -- Initial Class
  Intermediate Bond Portfolio -- Class A           Growth & Income Portfolio -- Service Class
  International Value Portfolio -- Class A         2
AMERICAN CENTURY VARIABLE PORTFOLIOS,              High Income Portfolio -- Initial Class
  INC. -- CLASS I                                  Index 500 Portfolio -- Initial Class
  VP Ultra(R) Fund                                 Investment Grade Bond Portfolio -- Service
  VP Vista(sm) Fund                                Class
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Mid Cap Portfolio -- Service Class 2
  American Funds Bond Fund                         Overseas Portfolio -- Service Class 2
  American Funds Global Growth Fund              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  American Funds Global Small Capitalization       TRUST
  Fund                                             Mutual Global Discovery Securities
  American Funds Growth Fund                       Fund -- Class 2
  American Funds Growth-Income Fund                Templeton Developing Markets Securities
  American Funds High-Income Bond Fund                Fund -- Class 2
  American Funds International Fund                Templeton Foreign Securities Fund -- Class
  American Funds New World Fund(R)                 2
  American Funds U.S. Government/AAA-Rated         Templeton Global Bond Securities
     Securities Fund                               Fund -- Class 1
DELAWARE VIP(R) TRUST -- STANDARD CLASS          JANUS ASPEN SERIES -- SERVICE SHARES
     Delaware VIP(R) Small Cap Value Series        Enterprise Portfolio
                                                   Global Technology Portfolio

  Janus Aspen Perkins Mid Cap Value Portfolio    BlackRock Large Cap Value Portfolio -- Class B
  Overseas Portfolio                               BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class A
  Legg Mason ClearBridge Variable Aggressive       BlackRock Money Market Portfolio -- Class A
     Growth Portfolio -- Class I                   Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable                  FI Value Leaders Portfolio -- Class D
     Appreciation Portfolio -- Class I             Jennison Growth Portfolio -- Class A
  Legg Mason ClearBridge Variable Equity           MetLife Conservative Allocation
     Income Builder Portfolio -- Class I           Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental      MetLife Conservative to Moderate Allocation
     All Cap Value Portfolio -- Class I               Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap        MetLife Mid Cap Stock Index
     Growth Portfolio -- Class I                   Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        MetLife Moderate Allocation
     Value Portfolio -- Class I                    Portfolio -- Class B
  Legg Mason Investment Counsel Variable           MetLife Moderate to Aggressive Allocation
     Social Awareness Portfolio                       Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME                MetLife Stock Index Portfolio -- Class A
     TRUST -- CLASS I                              MFS(R) Total Return Portfolio -- Class F
  Legg Mason Western Asset Variable Global         MFS(R) Value Portfolio -- Class A
     High Yield Bond Portfolio                     MSCI EAFE(R) Index Portfolio -- Class A
  Legg Mason Western Asset Variable Strategic      Oppenheimer Global Equity
     Bond Portfolio                                Portfolio -- Class B
MET INVESTORS SERIES TRUST                         Russell 2000(R) Index Portfolio -- Class A
  BlackRock High Yield Portfolio -- Class A        Western Asset Management U.S. Government
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class A
  E                                              MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
  Clarion Global Real Estate                       CLASS
  Portfolio -- Class A                             MFS(R) Global Equity Series
  Harris Oakmark International                     MFS(R) High Income Series
  Portfolio -- Class A                             MFS(R) New Discovery Series
  Janus Forty Portfolio -- Class A               OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-
  Lazard Mid Cap Portfolio -- Class A              SERVICE SHARES
  Loomis Sayles Global Markets                     Oppenheimer Main Street Small- & Mid-Cap
  Portfolio -- Class A                             Fund(R)/VA
  Lord Abbett Bond Debenture                     PIMCO VARIABLE INSURANCE
  Portfolio -- Class A                             TRUST -- ADMINISTRATIVE CLASS
  Lord Abbett Mid Cap Value                        PIMCO All Asset Portfolio
  Portfolio -- Class B                             PIMCO Long-Term U.S. Government Portfolio
  MetLife Aggressive Strategy                      PIMCO Low Duration Portfolio
  Portfolio -- Class B                             PIMCO Total Return Portfolio
  Morgan Stanley Mid Cap Growth                  PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Portfolio -- Class A                             Pioneer Emerging Markets VCT Portfolio
  PIMCO Inflation Protected Bond                   Pioneer Mid Cap Value VCT Portfolio
  Portfolio -- Class A                           PUTNAM VARIABLE TRUST -- CLASS IB
  Pioneer Fund Portfolio -- Class A                Putnam VT International Value Fund
  Pioneer Strategic Income Portfolio -- Class    ROYCE CAPITAL FUND -- INVESTMENT CLASS
  A                                                Royce Micro-Cap Portfolio
  T. Rowe Price Large Cap Value                    Royce Small-Cap Portfolio
  Portfolio -- Class B                           THE UNIVERSAL INSTITUTIONAL FUNDS,
METROPOLITAN SERIES FUND                           INC. -- CLASS I
  Baillie Gifford International Stock              Emerging Markets Debt Portfolio
  Portfolio -- Class A                             Emerging Markets Equity Portfolio
  Barclays Capital Aggregate Bond Index
     Portfolio -- Class A
  BlackRock Aggressive Growth
  Portfolio -- Class D
  BlackRock Bond Income Portfolio -- Class A

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..........................     3
Policy Summary..........................................................     3
Principal Policy Benefits...............................................     3
Principal Policy Risks..................................................     4
Fund Company Risks......................................................     6
FEE TABLES..............................................................     7
Transaction Fees........................................................     7
Periodic Charges Other Than Fund Operating Expenses.....................     8
Fund Charges and Expenses...............................................    10
DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS..................    14
The Insurance Company...................................................    14
The Separate Account and its Investment Options.........................    14
The Funds...............................................................    15
Voting Rights...........................................................    24
Conflicts of Interest...................................................    24
The Fixed Account.......................................................    24
POLICY CHARGES AND DEDUCTIONS...........................................    25
Charges Against Premium.................................................    25
Charges Against Contract Value..........................................    26
Charges Against the Separate Account....................................    27
Fund Charges............................................................    27
Modification, Reserved Rights and Other Charges.........................    27
POLICY DESCRIPTION......................................................    27
Applying for a Policy...................................................    28
Right to Cancel (free look period)......................................    28
When Coverage Begins....................................................    29
Income Tax Free 'Section 1035' Exchanges................................    29
Ownership/Policy Rights.................................................    29
PREMIUMS................................................................    31
Amount, Frequency and Duration of Premium Payments......................    31
Allocation of Premium Payments..........................................    31
VALUES UNDER YOUR POLICY................................................    32
Contract Value..........................................................    32
Investment Option Valuation.............................................    32
Fixed Account Valuation.................................................    33
Loan Account Valuation..................................................    33
TRANSFER................................................................    34
Transfers of Contract Value.............................................    34
Transfer of Contract Value from the Fixed Account to the Investment
  Options...............................................................    37
Transfer of Contract Value from the Investment Options to the Fixed
  Account...............................................................    38
Dollar-Cost Averaging (DCA Program).....................................    38
Portfolio Rebalancing...................................................    38
DEATH BENEFIT...........................................................    38
Death Benefit Examples .................................................    39
Changing the Death Benefit Option.......................................    40
Paying the Death Benefit and Payment Options ...........................    41
BENEFITS AT MATURITY....................................................    41
OTHER BENEFITS..........................................................    41
Exchange Option.........................................................    41
Insured Term Rider (Supplemental Insurance Benefits)....................    42
Cash Value Enhancement Rider............................................    42
POLICY SURRENDERS.......................................................    42
Full Surrender..........................................................    42
Partial Surrender.......................................................    42
POLICY LOANS............................................................    43
Loan Conditions.........................................................    43
Effects of Loans........................................................    44
LAPSE AND REINSTATEMENT.................................................    44
Lapse...................................................................    44
Grace Period............................................................    44
Reinstatement...........................................................    44
FEDERAL TAX CONSIDERATIONS..............................................    45
Potential Benefits of Life Insurance....................................    45
Tax Status of the Policy................................................    46
Tax Treatment of Policy Benefits........................................    46
OTHER TAX CONSIDERATIONS................................................    49
Insurable Interest......................................................    49
The Company's Income Taxes..............................................    50
Tax Credits and Deductions..............................................    50
Alternative Minimum Tax.................................................    50
DISTRIBUTION & COMPENSATION.............................................    50
Distribution............................................................    50
Compensation............................................................    51
OTHER POLICY INFORMATION................................................    52
Valuation and Payment...................................................    52
Suspension of Valuation and Postponement of Payment.....................    52
Policy Statements.......................................................    53
Limits on Right to Contest and Suicide Exclusion........................    53
Misstatement as to Sex and Age..........................................    53
Policy Changes..........................................................    53
Restrictions on Financial Transactions..................................    54
LEGAL PROCEEDINGS.......................................................    54
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................    54
FINANCIAL STATEMENTS....................................................    54
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS...........   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING FUNDS......................   B-1
APPENDIX C: TARGET PREMIUM PER $1,000 OF STATED AMOUNT..................   C-1
APPENDIX D: CASH VALUE ACCUMULATION TEST FACTORS........................   D-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS

--------------------------------------------------------------------------------

This section provides a SUMMARY of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.

                                 POLICY SUMMARY

The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.

                            PRINCIPAL POLICY BENEFITS

     -    Death Benefit

          We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

          In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

          - OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

          - OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or (ii) the Minimum Amount Insured on the Insured's date of death.

          - OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

               1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary; OR

               2.   the Minimum Amount Insured on the Insured's date of death.

          The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

     -    Policy Surrenders (Withdrawals)

          You may withdraw some or all of your money from your Policy.

     -    Policy Loans

          You may borrow against your Policy using your Policy as collateral.

     -    The Investment Options and the Corresponding Funds

          You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

     -    The Fixed Account

          You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

     -    Flexible Premium Payments

          After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

     -    Tax-Free Death Benefit

          Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit. In the case of an employer owned policy, certain notice and consent and other requirements must be satisfied to obtain federal income tax-free death benefits.

     -    Right to Cancel Period

          We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
          (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

     -    Dollar-Cost Averaging

          Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

     -    Portfolio Rebalancing

          This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

     -    Exchange Option

          During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

     -    Personalized Illustrations

          You may request personalized illustrations for the Policy that reflect the Insured's age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.

                             PRINCIPAL POLICY RISKS

     -    Poor Fund Performance (Investment Risk)

          The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

     -    Tax Risks

          We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments at any time during certain 7-pay test periods exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.

     -    Policy Lapse

          There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

     -    Policy Withdrawal Limitations

          The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

     -    Effects of Policy Loans

          A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

     -    Credit Risk

          The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

     -    Increase in Current Fees and Expenses

          Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

     -    Flexible Premium Payments

          Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

     -    Policy is Not Suited for Short-Term Investment

          We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

                               FUND COMPANY RISKS

          A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

          Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

          A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

          There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.

                                TRANSACTION FEES


                              WHEN WE DEDUCT
CHARGE                          THE CHARGE                              AMOUNT DEDUCTED(1)

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Front-End Sales Expense  Upon receipt of each     Current Charge:          In Policy Years 1-2: 10% of premium
Charges(2)               Premium Payment                                   payments up to the Target Premium and
                                                                           6% on premium payments in excess of
                                                                           the Target Premium: In Policy Years
                                                                           3-7, 8% of premium payments up to the
                                                                           Target Premium and 4% on premium
                                                                           payments in excess of the Target
                                                                           Premium;  In Policy Years 8+: 3.5% of
                                                                           all premium payments

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       IN ALL POLICY YEARS:  12% OF PREMIUM
                                                                           PAYMENTS UP TO THE TARGET PREMIUM AND
                                                                           8% ON PREMIUM PAYMENTS IN EXCESS OF
                                                                           THE TARGET PREMIUM

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Surrender Charge         When you fully or        Current Charge:          No charge
                         partially surrender
                         your Policy

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Transfer Charge          When you transfer        Current Charge:          No charge
                         Contract Value among
                         the Investment Options

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       UP TO SIX FREE TRANSFERS A YEAR; $10
                                                                           PER TRANSFER THEREAFTER

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Dollar-Cost Averaging    When you make a          Current Charge:          NO CHARGE
  (DCA Program)          transfer under the DCA
                         Program

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       UP TO SIX FREE TRANSFERS A YEAR; $10
                                                                           PER TRANSFER(3)

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Illustrations            When you request an      Current Charge:          No charge
                         illustration after the
                         Policy is issued

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       $15 PER ILLUSTRATION

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------


---------
(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on age, gender, policy duration and the amount of insurance coverage. These rates may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.
(2) The current and the guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.
(3) For DCA Program purposes only, a transfer consists of all transfers occurring on the same day pursuant to your directions on the DCA authorization form.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES



                              WHEN WE DEDUCT
CHARGE                          THE CHARGE                                AMOUNT DEDUCTED

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Cost of Insurance        Monthly on the           Current Charge:          Rates per $1000 of Insurance Risk for
Charge (COI)(1)          Deduction Day                                     First Year of Coverage:
                                                                           Minimum: $0.0006(2)
                                                                           Maximum: $60.853(3)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF INSURANCE RISK FOR
                                                                           FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.039(4)
                                                                           MAXIMUM: $60.853(3)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 44-  Rates per $1000 of Insurance Risk for
                                                  year old non-smoking     First Year of Coverage:
                                                  male (guaranteed issue)  Current: $0.0028
                                                                           Guaranteed: $0.210

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Policy Administrative    Monthly on the           Current Charge:          $5.00
  Expense Charges        Deduction Date

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       $10.00

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Mortality and Expense    Daily from the unloaned  Current Charge:          0.20% on an annual basis of the
  Risk (M&E) Charge(5)   portion of the Contract                           amounts in the Investment Options for
                         Value                                             Policy Years 1-25 and 0.05%
                                                                           thereafter

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       0.75% ON AN ANNUAL BASIS FOR ALL
                                                                           POLICY YEARS

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Monthly Sales Expense    Monthly for the first    Current Charge:          For Policies issued on or after
  Charge                 20 Policy Years and for                           January 1, 2009, the current charge
                         20 Policy Years                                   is $0; for all other Policies, the
                         following an increase                             monthly rate per thousand is equal
                         in Stated Amount on the                           to: $0.10 times the percentage of
                         Deduction Date from the                           initial base Stated Amount. This
                         unloaned portion of the                           monthly rate is applied to the lesser
                         Contract Value                                    of (a) and (b) where: (a) is equal to
                                                                           the initial total Stated Amount and
                                                                           (b) is equal to the product of: (i)
                                                                           initial total Death Benefit; (ii) the
                                                                           target premium factor per thousand
                                                                           (see Appendix C); and (iii) 2%.

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       THE MONTHLY RATE PER THOUSAND IS
                                                                           EQUAL TO $0.10 TIMES THE PERCENTAGE
                                                                           OF INITIAL BASE STATED AMOUNT. THIS
                                                                           MONTHLY RATE IS APPLIED TO THE
                                                                           INITIAL TOTAL STATED AMOUNT.

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Cost of Policy Loans(6)  In arrears, at the end   Current Charge:          0.60% on an annual basis of the loan
                         of each Policy Year                               amount for the first ten (10) Policy
                         from the Loan Account                             Years, 0.50% for Policy Years eleven
                                                                           (11) to twenty-five (25), and 0.30%
                                                                           thereafter.

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       1.00% ON AN ANNUAL BASIS OF THE LOAN
                                                                           AMOUNT FOR ALL POLICY YEARS

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



---------
(1) The Guaranteed charges are based on the 2001 Commissioners Standard Ordinary Mortality Tables. The cost-of-insurance rates do not reflect the addition of any "flat extras". Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.
(2)   Sample charge for a 25-year-old female preferred non-smoker.

(3)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(4)   Sample charge for a 20-year-old (any underwriting class).

(5) We are waiving the following amounts of the Mortality and Expense Risk Charge on the Subaccounts investing in the following Funds:


METROPOLITAN SERIES FUND
Western Asset Management U.S.    0.15% or, if greater, an amount, if any, equal to the
  Government Portfolio           fund expenses that are in excess of 0.68%
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio   0.11%
Harris Oakmark International     an amount equal to the fund expenses that are in
  Portfolio                      excess of 0.90%
Loomis Sayles Global Markets     an amount equal to the fund expenses that are in
  Portfolio                      excess of 0.85%
T. Rowe Price Large Cap Value    an amount equal to the fund expenses that are in
  Portfolio                      excess of 0.87%
Lord Abbett Mid-Cap Value        an amount equal to the fund expenses that are in
  Portfolio                      excess of 1.12%
MFS(R) Research International    an amount equal to the fund expenses that are in
  Portfolio                      excess of 1.18%
PIMCO Inflation Protected Bond   an amount equal to the fund expenses that are in
  Portfolio                      excess of 0.65%
Third Avenue Small Cap Value     an amount equal to the fund expenses that are in
  Portfolio                      excess of 1.10%



(6) The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

                           CHARGES FOR OPTIONAL RIDERS


                              WHEN WE DEDUCT
CHARGE                          THE CHARGE                                AMOUNT DEDUCTED

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Insured Term Rider (2    Monthly on the           Current Charge:          Rates per $1000 of Term Insurance
parts)(1) Cost of        Deduction Day                                     Risk for First Year of Coverage:
Insurance                                                                  Minimum: $0.0006(1)
                                                                           Maximum: $60.853(2)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF TERM INSURANCE
                                                                           RISK FOR FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.039(3)
                                                                           MAXIMUM: $60.853(2)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 44-  Rates per $1000 of Term Insurance
                                                  year old non-smoking     Risk for First Year of Coverage:
                                                  male (guaranteed issue)  Current: $0.0028
                                                                           Guaranteed: $0.210

----------------------------------------------------------------------------------------------------------------
(2) Monthly Sales Load                            Current Charge:          For Policies issued on or after
                                                                           January 1, 2009, the current charge
                                                                           is $0; for all other Policies, the
                                                                           monthly rate per thousand is equal to
                                                                           $0.01 times the percentage of initial
                                                                           term Stated Amount. This monthly rate
                                                                           is applied to the lesser of (a) and
                                                                           (b) where: (a) is equal to the
                                                                           initial total Stated Amount and (b)
                                                                           is equal to the product of: (i)
                                                                           initial total Death Benefit; (ii) the
                                                                           target premium factor per thousand
                                                                           (see Appendix C); and (iii) 2%.

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       THE MONTHLY RATE PER THOUSAND IS
                                                                           EQUAL TO:  $.10 TIMES THE PERCENTAGE
                                                                           OF INITIAL TERM STATED AMOUNT.  THIS
                                                                           MONTHLY RATE IS APPLIED TO THE
                                                                           INITIAL TOTAL STATED AMOUNT.

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Cash Value Enhancement   Not Applicable           Current Charge:          No Charge
  Rider

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       No Charge

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



---------
(1)   Sample charge for a 25-year-old female preferred non-smoker.

(2)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(3)   Sample charge for a 20-year-old female (any underwriting class).

                            FUND CHARGES AND EXPENSES


The next two tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.



The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2011. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2011, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management
  fees, distribution and/or service (12b-1) fees, and other expenses)     0.10%      1.72%



FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
  Invesco V.I. Global Real Estate
     Fund -- Series I............     0.75%          --        0.39%            --            1.14%         0.00%         1.14%
  Invesco V.I. Government
     Securities Fund -- Series
     I...........................     0.46%          --        0.29%            --            0.75%         0.05%         0.70%
  Invesco V.I. International
     Growth Fund -- Series I.....     0.71%          --        0.32%            --            1.03%           --          1.03%
  Invesco Van Kampen V.I.
     Comstock Fund -- Series II..     0.56%        0.25%       0.24%            --            1.05%         0.08%         0.97%
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  Global Thematic Growth
     Portfolio -- Class B........     0.75%        0.25%       0.19%            --            1.19%           --          1.19%
  Intermediate Bond
     Portfolio -- Class A........     0.45%          --        0.20%            --            0.65%           --          0.65%
  International Value
     Portfolio -- Class A........     0.75%          --        0.07%            --            0.82%           --          0.82%
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
  VP Ultra(R) Fund...............     1.00%          --        0.01%            --            1.01%           --          1.01%
  VP Vista(SM) Fund..............     1.00%          --        0.01%          0.03%           1.04%           --          1.04%
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Bond Fund.......     0.36%        0.25%       0.02%            --            0.63%           --          0.63%
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Global Small
     Capitalization Fund.........     0.70%        0.25%       0.04%            --            0.99%           --          0.99%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
  American Funds High-Income Bond
     Fund........................     0.46%        0.25%       0.01%            --            0.72%           --          0.72%
  American Funds International
     Fund........................     0.49%        0.25%       0.04%            --            0.78%           --          0.78%
  American Funds New World
     Fund(R).....................     0.73%        0.25%       0.05%            --            1.03%           --          1.03%
  American Funds U.S.
     Government/AAA-Rated
     Securities Fund.............     0.33%        0.25%       0.01%            --            0.59%           --          0.59%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
DELAWARE VIP(R) TRUST
  -- STANDARD CLASS
  Delaware VIP(R) Small Cap Value
     Series......................     0.73%          --        0.08%            --            0.81%           --          0.81%
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Appreciation Portfolio.........     0.75%          --        0.05%            --            0.80%           --          0.80%
  International Value Portfolio..     1.00%          --        0.25%            --            1.25%           --          1.25%
  Opportunistic Small Cap
     Portfolio...................     0.75%          --        0.13%            --            0.88%           --          0.88%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio
     -- Service Class 2..........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Equity-Income Portfolio
     -- Initial Class............     0.46%          --        0.10%            --            0.56%           --          0.56%
  Freedom 2010 Portfolio
     -- Initial Class............       --           --          --           0.56%           0.56%           --          0.56%
  Freedom 2015 Portfolio
     -- Initial Class............       --           --          --           0.56%           0.56%           --          0.56%
  Freedom 2020 Portfolio
     -- Initial Class............       --           --          --           0.60%           0.60%           --          0.60%
  Freedom 2025 Portfolio
     -- Initial Class............       --           --          --           0.64%           0.64%           --          0.64%
  Freedom 2030 Portfolio
     -- Initial Class............       --           --          --           0.65%           0.65%           --          0.65%
  Growth & Income
     Portfolio -- Service Class
     2...........................     0.46%        0.25%       0.13%            --            0.84%           --          0.84%
  High Income Portfolio
     -- Initial Class............     0.57%          --        0.12%            --            0.69%           --          0.69%
  Index 500 Portfolio  -- Initial
     Class.......................     0.05%          --        0.05%            --            0.10%           --          0.10%
  Investment Grade Bond
     Portfolio -- Service Class..     0.32%        0.10%       0.10%            --            0.52%           --          0.52%
  Mid Cap Portfolio  -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
  Overseas Portfolio  -- Service
     Class 2.....................     0.71%        0.25%       0.14%            --            1.10%           --          1.10%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
     Securities Fund  -- Class
     2+..........................     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Mutual Global Discovery
     Securities Fund -- Class 2..     0.80%        0.25%       0.17%            --            1.22%           --          1.22%
  Templeton Developing Markets
     Securities Fund  -- Class
     2...........................     1.10%        0.25%       0.25%            --            1.60%           --          1.60%
  Templeton Foreign Securities
     Fund -- Class 2.............     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
  Templeton Global Bond
     Securities Fund -- Class 1..     0.46%          --        0.10%            --            0.56%           --          0.56%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
  Global Technology Portfolio....     0.64%        0.25%       0.16%            --            1.05%         0.00%         1.05%
  Janus Aspen Perkins Mid Cap
     Value Portfolio.............     0.67%        0.25%       0.18%            --            1.10%         0.00%         1.10%
  Overseas Portfolio.............     0.60%        0.25%       0.06%            --            0.91%           --          0.91%
  Worldwide Portfolio+...........     0.66%        0.25%       0.05%            --            0.96%           --          0.96%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I........     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I.......     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I........     0.75%          --        0.11%            --            0.86%         0.00%         0.86%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.14%            --            0.94%         0.00%         0.94%
  Legg Mason Western Asset
     Variable Strategic Bond
     Portfolio...................     0.65%          --        0.34%            --            0.99%         0.00%         0.99%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Harris Oakmark International
     Portfolio  -- Class A.......     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio -- Class A+.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio  -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.06%            --            0.75%           --          0.75%
  Loomis Sayles Global Markets
     Portfolio -- Class A........     0.70%          --        0.10%            --            0.80%           --          0.80%
  Lord Abbett Bond Debenture
     Portfolio  -- Class A.......     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio  -- Class B.......     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+.......     0.92%          --        0.17%            --            1.09%           --          1.09%
  MFS(R) Research International
     Portfolio  -- Class B+......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class A........     0.65%          --        0.07%            --            0.72%         0.01%         0.71%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  Pioneer Fund Portfolio
     -- Class A..................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio -- Class A........     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class A+.......     0.75%          --        0.03%            --            0.78%           --          0.78%
  Third Avenue Small Cap Value
     Portfolio -- Class B+.......     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
METROPOLITAN SERIES FUND
  Baillie Gifford International
     Stock Portfolio -- Class A..     0.83%          --        0.12%            --            0.95%         0.10%         0.85%
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..     0.25%          --        0.03%            --            0.28%         0.01%         0.27%
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A+.......     0.46%          --        0.05%            --            0.51%           --          0.51%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.63%        0.25%       0.03%            --            0.91%         0.03%         0.88%
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio -- Class A........     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A........     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio  -- Class B.......     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Mid Cap Stock Index
     Portfolio -- Class A........     0.25%          --        0.05%          0.01%           0.31%         0.00%         0.31%
  MetLife Moderate Allocation
     Portfolio  -- Class B.......     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class A........     0.25%          --        0.02%            --            0.27%         0.01%         0.26%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  MSCI EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%         0.00%         0.42%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  Russell 2000(R) Index
     Portfolio -- Class A........     0.25%          --        0.06%          0.01%           0.32%         0.00%         0.32%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%
MFS(R) VARIABLE INSURANCE
  TRUST -- INITIAL CLASS
  MFS(R) Global Equity Series....     1.00%          --        0.40%            --            1.40%         0.25%         1.15%
  MFS(R) High Income Series......     0.70%          --        0.09%            --            0.79%           --          0.79%
  MFS(R) New Discovery Series....     0.90%          --        0.08%            --            0.98%           --          0.98%
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small-
     & Mid-Cap Fund(R)/VA........     0.69%          --        0.14%            --            0.83%         0.03%         0.80%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  PIMCO All Asset Portfolio......     0.43%          --        0.15%          0.74%           1.32%         0.07%         1.25%
  PIMCO Long-Term U.S. Government
     Portfolio...................     0.48%          --        0.15%            --            0.63%           --          0.63%
  PIMCO Low Duration Portfolio...     0.50%          --        0.15%            --            0.65%           --          0.65%
  PIMCO Total Return Portfolio...     0.50%          --        0.15%            --            0.65%           --          0.65%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Emerging Markets VCT
     Portfolio...................     1.15%        0.25%       0.32%            --            1.72%           --          1.72%
  Pioneer Mid Cap Value VCT
     Portfolio...................     0.65%        0.25%       0.07%            --            0.97%           --          0.97%
PUTNAM VARIABLE TRUST  -- CLASS
  IB
  Putnam VT International Value
     Fund........................     0.70%        0.25%       0.23%            --            1.18%           --          1.18%
  Putnam VT Multi-Cap Growth
     Fund+.......................     0.56%        0.25%       0.16%            --            0.97%           --          0.97%
ROYCE CAPITAL FUND  -- INVESTMENT
  CLASS
  Royce Micro-Cap Portfolio......     1.25%          --        0.07%          0.02%           1.34%           --          1.34%
  Royce Small-Cap Portfolio......     1.00%          --        0.05%            --            1.05%           --          1.05%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Emerging Markets Debt
     Portfolio...................     0.75%          --        0.30%            --            1.05%         0.00%         1.05%
  Emerging Markets Equity
     Portfolio...................     1.22%          --        0.38%            --            1.60%         0.18%         1.42%



---------
+ Not available under all Policies. Availability depends on Policy issue date.




The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Funds have agreed to waive fees and/or pay expenses of the Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Fund, but the expenses of the Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Funds provided the information on their expenses, and we have not independently verified the information.





Certain Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Fund invests in other underlying portfolios, the Fund will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.


             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS

--------------------------------------------------------------------------------

                              THE INSURANCE COMPANY

METLIFE INSURANCE COMPANY OF CONNECTICUT is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

                 THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS

Under Connecticut law, MetLife Insurance Company of Connecticut sponsors a separate account: the MetLife of CT Fund UL III for Variable Life Insurance ("FUND UL III"). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you and other Policy Owners invest in the Investment Options are deposited in Fund UL III and are held solely for the benefit of those who invest in the Investment Options of Fund UL III and no one else, including our creditors. The assets of Fund UL III are held in our name on behalf of Fund UL III and legally belong to us. The income, gains, and losses are credited to, or charged against the Policies issued from Fund UL III without regard to the income, gains or losses from any other separate account or from any other business of the Company. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies.

The MetLife of CT Fund UL III for Variable Life Insurance was established on January 15, 1999 under the laws of Connecticut and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."

Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund.

We are obligated to pay the death benefit under the Policies even if that amount exceeds the Policy's Contract Value in Fund UL III. Any such amount that exceeds the Policy's Contract Value in Fund UL III is paid from our general account. Death benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other life insurance policies and annuity contracts where we pay all money we owe under those policies and contracts from our general account. MetLife Insurance Company of Connecticut is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

                                    THE FUNDS

The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end, management investment company that is registered under the Investment Company Act of 1940. These Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund will be different from that of the Fund.

We select the Funds offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Contract Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Funds.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR POLICY RESULTING FROM PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. These payments may be derived, in whole or in part, from the advisory fees deducted from Fund assets. Policy

Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. See the Funds' prospectus for more information. The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have a joint ownership interest in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company.' The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the adviser to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to us or our distributor, MetLife Investors Distribution Company. These payments decrease the Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Distribution and Compensation.")

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-908-253-1400 OR THROUGH YOUR REGISTERED REPRESENTATIVE. We do not guarantee the investment results of the Funds.


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
Invesco V.I. Global Real Estate    Seeks total return through          Invesco Advisers, Inc.
  Fund -- Series I                 growth of capital and current       Subadviser: Invesco Asset
                                   income.                             Management Limited
Invesco V.I. Government            Seeks total return, comprised of    Invesco Advisers, Inc.
  Securities Fund -- Series I      current income and capital
                                   appreciation.
Invesco V.I. International         Seeks long-term growth of           Invesco Advisers, Inc.
  Growth Fund -- Series I          capital.
Invesco Van Kampen V.I. Comstock   Seeks capital growth and income     Invesco Advisers, Inc.
  Fund -- Series II                through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
Global Thematic Growth             Seeks long-term growth of           AllianceBernstein L.P.
  Portfolio -- Class B             capital.
Intermediate Bond                  Seeks to generate income and        AllianceBernstein L.P.
  Portfolio -- Class A             price appreciation without
                                   assuming what the Adviser
                                   considers undue risk.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
International Value                Seeks long-term growth of           AllianceBernstein L.P.
  Portfolio -- Class A             capital.
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
VP Ultra(R) Fund                   Seeks long-term capital growth.     American Century Investment
                                                                       Management, Inc.
VP Vista(SM) Fund                  Seeks long-term capital growth.     American Century Investment
                                                                       Management, Inc.
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Bond Fund           Seeks as high a level of current    Capital Research and Management
                                   income as is consistent with the    Company
                                   preservation of capital.
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Global Small        Seeks long-term growth of           Capital Research and Management
  Capitalization Fund              capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
American Funds High-Income Bond    Seeks a high level of current       Capital Research and Management
  Fund                             income. Its secondary investment    Company
                                   objective is capital
                                   appreciation.
American Funds International       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds New World Fund(R)   Seeks long-term capital             Capital Research and Management
                                   appreciation.                       Company
American Funds U.S.                Seeks a high level of current       Capital Research and Management
  Government/AAA-Rated             income consistent with              Company
  Securities Fund                  preservation of capital.
DELAWARE VIP(R)
  TRUST -- STANDARD CLASS
Delaware VIP(R) Small Cap Value    Seeks capital appreciation.         Delaware Management Company
  Series
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
Appreciation Portfolio             Seeks long-term capital growth      The Dreyfus Corporation
                                   consistent with the preservation    Subadviser: Fayez Sarofim & Co.
                                   of capital. Its secondary goal
                                   is current income.
International Value Portfolio      Seeks long-term capital growth.     The Dreyfus Corporation
Opportunistic Small Cap            Seeks capital growth.               The Dreyfus Corporation
  Portfolio
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital             Fidelity Management & Research
  Portfolio -- Service Class 2     appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Equity-Income                      Seeks reasonable income. The        Fidelity Management & Research
  Portfolio -- Initial Class       fund will also consider the         Company
                                   potential for capital               Subadviser: FMR Co., Inc.
                                   appreciation. The fund's goal is
                                   to achieve a yield which exceeds
                                   the composite yield on the
                                   securities comprising the S&P
                                   500(R) Index.
Freedom 2010                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2015                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2020                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2025                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2030                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Growth & Income                    Seeks high total return through     Fidelity Management & Research
  Portfolio -- Service Class 2     a combination of current income     Company
                                   and capital appreciation.           Subadviser: FMR Co., Inc.
High Income Portfolio -- Initial   Seeks a high level of current       Fidelity Management & Research
  Class                            income, while also considering      Company
                                   growth of capital.                  Subadviser: FMR Co., Inc.
Index 500 Portfolio -- Initial     Seeks investment results that       Fidelity Management & Research
  Class                            correspond to the total return      Company
                                   of common stocks publicly traded    Subadvisers: FMR Co., Inc.;
                                   in the United States, as            Geode Capital Management, LLC
                                   represented by the S&P 500(R)
                                   Index.
Investment Grade Bond              Seeks as high a level of current    Fidelity Management & Research
  Portfolio -- Service Class       income as is consistent with the    Company
                                   preservation of capital.            Subadviser: Fidelity Investments
                                                                       Money Management, Inc.
Mid Cap Portfolio -- Service       Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
Overseas Portfolio -- Service      Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund -- Class 2+

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Mutual Global Discovery            Seeks capital appreciation.         Franklin Mutual Advisers, LLC
  Securities Fund -- Class 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund -- Class 2       appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund -- Class 2                                                      LLC
Templeton Global Bond Securities   Seeks high current income,          Franklin Advisers, Inc.
  Fund -- Class 1                  consistent with preservation of
                                   capital, with capital
                                   appreciation as a secondary
                                   consideration.
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Janus Aspen Perkins Mid Cap        Seeks capital appreciation.         Janus Capital Management LLC
  Value Portfolio                                                      Subadviser: Perkins Investment
                                                                       Management LLC
Overseas Portfolio                 Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Worldwide Portfolio+               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class I             appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset           Seeks to maximize total return,     Legg Mason Partners Fund
  Variable Global High Yield       consistent with the preservation    Advisor, LLC
  Bond Portfolio                   of capital.                         Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company
                                                                       Limited; Western Asset
                                                                       Management Company Pte. Ltd.
Legg Mason Western Asset           Seeks to maximize total return,     Legg Mason Partners Fund
  Variable Strategic Bond          consistent with the preservation    Advisor, LLC
  Portfolio                        of capital.                         Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: CBRE Clarion
                                   securities, emphasizing both        Securities LLC
                                   capital appreciation and current
                                   income.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Loomis Sayles Global Markets       Seeks high total investment         MetLife Advisers, LLC
  Portfolio -- Class A             return through a combination of     Subadviser: Loomis, Sayles &
                                   capital appreciation and income.    Company, L.P.
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities, which are     LLC
                                   believed to be undervalued in
                                   the marketplace.
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A+                                                Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Massachusetts
                                                                       Financial Services Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
PIMCO Inflation Protected Bond     Seeks maximum real return,          MetLife Advisers, LLC
  Portfolio -- Class A             consistent with preservation of     Subadviser: Pacific Investment
                                   capital and prudent investment      Management Company LLC
                                   management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
T. Rowe Price Mid Cap Growth       Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                            Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B+            appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
METROPOLITAN SERIES FUND
Baillie Gifford International      Seeks long-term growth of           MetLife Advisers, LLC
  Stock Portfolio -- Class A       capital.                            Subadviser: Baillie Gifford
                                                                       Overseas Limited
Barclays Capital Aggregate Bond    Seeks to track the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays U.S. Aggregate      Subadviser: MetLife Investment
                                   Bond Index.                         Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A+            attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Mid Cap Stock Index        Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's MidCap     Subadviser: MetLife Investment
                                   400(R) Composite Stock Price        Advisors Company, LLC
                                   Index.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
MSCI EAFE(R) Index                 Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B+            capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.
MFS(R) VARIABLE INSURANCE
  TRUST -- INITIAL CLASS
MFS(R) Global Equity Series        Seeks capital appreciation.         Massachusetts Financial Services
                                                                       Company
MFS(R) High Income Series          Seeks total return with an          Massachusetts Financial Services
                                   emphasis on high current income,    Company
                                   but also considering capital
                                   appreciation.
MFS(R) New Discovery Series        Seeks capital appreciation.         Massachusetts Financial Services
                                                                       Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
Oppenheimer Main Street Small- &   Seeks capital appreciation.         OppenheimerFunds, Inc.
  Mid-Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
PIMCO All Asset Portfolio          Seeks maximum real return           Pacific Investment Management
                                   consistent with preservation of     Company LLC
                                   real capital and prudent            Subadviser: Research Affiliates,
                                   investment management.              LLC
PIMCO Long-Term U.S. Government    Seeks maximum total return,         Pacific Investment Management
  Portfolio                        consistent with preservation of     Company LLC
                                   capital and prudent investment
                                   management.
PIMCO Low Duration Portfolio       Seeks maximum total return,         Pacific Investment Management
                                   consistent with preservation of     Company LLC
                                   capital and prudent investment
                                   management.
PIMCO Total Return Portfolio       Seeks maximum total return,         Pacific Investment Management
                                   consistent with preservation of     Company LLC
                                   capital and prudent investment
                                   management.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Emerging Markets VCT       Seeks long-term growth of           Pioneer Investment Management,
  Portfolio                        capital.                            Inc.
Pioneer Mid Cap Value VCT          Seeks capital appreciation by       Pioneer Investment Management,
  Portfolio                        investing in a diversified          Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
PUTNAM VARIABLE TRUST -- CLASS
  IB
Putnam VT International Value      Seeks capital growth. Current       Putnam Investment Management,
  Fund                             income is a secondary objective.    LLC
                                                                       Subadviser: The Putnam Advisory
                                                                       Company, LLC
Putnam VT Multi-Cap Growth Fund+   Seeks long-term capital             Putnam Investment Management,
                                   appreciation.                       LLC
ROYCE CAPITAL FUND -- INVESTMENT
  CLASS
Royce Micro-Cap Portfolio          Seeks long-term growth of           Royce & Associates, LLC
                                   capital.
Royce Small-Cap Portfolio          Seeks long-term growth of           Royce & Associates, LLC
                                   capital.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
Emerging Markets Debt Portfolio    Seeks high total return by          Morgan Stanley Investment
                                   investing primarily in fixed        Management Inc.
                                   income securities of government
                                   and government-related issuers
                                   and, to a lesser extent, of
                                   corporate issues in emerging
                                   market countries.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Emerging Markets Equity            Seeks long-term capital             Morgan Stanley Investment
  Portfolio                        appreciation by investing           Management Inc.
                                   primarily in growth-oriented        Subadvisers: Morgan Stanley
                                   equity securities of issuers in     Investment Management Company;
                                   emerging market countries.          Morgan Stanley Investment
                                                                       Management Limited



---------
+ Not available under all Policies. Availability depends on Policy issue date.



                                  VOTING RIGHTS

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of the vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.

                              CONFLICTS OF INTEREST

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

                                THE FIXED ACCOUNT

                      (MAY NOT BE AVAILABLE IN ALL STATES)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account, subject to certain restrictions. (See "Transfers.") We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account but is subject to the claims of our creditors. See the Transfers section for information on restrictions on transfers into and out of the Fixed Account.

                          POLICY CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

     - the ability for you to make withdrawals and surrenders under the Policies;

     -    the ability for you to obtain a loan under the Policies;

     -    the Death Benefit paid on the death of the Insured;

     - making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);

     - administration of the various elective options available under the Policies; and

     -    the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

     - expenses associated with underwriting applications and increases in the Stated Amount;

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

     - sales and marketing expenses including commission payments to your sales agent; and

     -    other costs of doing business.

RISKS we assume include:

     - that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

     - that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

                             CHARGES AGAINST PREMIUM

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

     - FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.


                       SALES EXPENSE CHARGES ON A CURRENT BASIS       SALES EXPENSE CHARGES ON A GUARANTEED BASIS
                     --------------------------------------------    --------------------------------------------
     POLICY YEARS    UP TO TARGET PREMIUM    ABOVE TARGET PREMIUM    UP TO TARGET PREMIUM    ABOVE TARGET PREMIUM
     ------------    --------------------    --------------------    --------------------    --------------------
     Years 1 -- 2          up to 10%               up to 6%                   12%                     8%
     Years 3 -- 7                 8%                     4%                   12%                     8%
       Years 8+                 3.5%                   3.5%                   12%                     8%



Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.

                         CHARGES AGAINST CONTRACT VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, (3) Monthly Sales Expense Charge and (4) charges for any Rider. These are described below.

     - COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

     - There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. For Policies with an Issue Date before January 1, 2009, the guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. For Policies with an Issue Date on or after January 1, 2009, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Tables"). Unisex guaranteed cost of insurance rates are based on the 2001 CSO Table weighted 80% male, 20% female. The rates are also based on the age, gender and risk class of the Insured.

     - The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy (See "Applying for a Policy"). The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the initial base Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for Insureds of the same age, sex, duration and rate class.

     - POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. Guaranteed not to exceed $10 per month.

     - MONTHLY SALES EXPENSE CHARGE: Except for Policies issued on or after January 1, 2009, for which the current Monthly Sales Expense Charge is $0, the current and guaranteed maximum Monthly Sales Expense Charge is a monthly rate per thousand equal to $0.10 times the percentage of initial base Stated Amount. For the current charge, this monthly rate is applied to the lesser of (a) and (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (See "Appendix C.") and (iii) 2%. For the guaranteed charge, this monthly rate is applied to the initial total Stated amount. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase.

     - MONTHLY SALES LOAD (FOR THE INSURED TERM RIDER, IF APPLICABLE): The guaranteed maximum Monthly Sales Load is a monthly rates per thousand equal to $0.10 times the percentage of initial term Stated Amount. This percentage is applied to the initial total Stated amount. The current Monthly Sales Load is a monthly rate per thousand equal to $0.01 times the percentage of initial term Stated Amount. This monthly rate is applied to the lesser of (a) and (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (See "Appendix C.") and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase. For Policies issued on or after January 1, 2009, the current Monthly Sales Load is $0.

     - CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

     -    SURRENDER CHARGES: There is no surrender charge.

                      CHARGES AGAINST THE SEPARATE ACCOUNT

             (NOT ASSESSED ON CONTRACT VALUES IN THE FIXED ACCOUNT)

MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.


                                                       M&E CHARGE ON A
                     M&E CHARGE ON A CURRENT BASIS    GUARANTEED BASIS
     POLICY YEARS               (ANNUAL)                  (ANNUAL)
     ------------    -----------------------------    ----------------
         1-25                 up to 0.20%                   0.75%
       YEARS 26+              up to 0.05%                   0.75%



                                  FUND CHARGES

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.

                 MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES

We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

                               POLICY DESCRIPTION

--------------------------------------------------------------------------------

The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.

                              APPLYING FOR A POLICY

To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

     -    Requested Stated Amount (minimum of $50,000)

     -    Death Benefit Option

     -    Beneficiary

     -    Investment Option selections, and

     -    Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy could be purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

     - Guaranteed Issue -- requires the least evidence of insurability and rating classification.

     - Simplified Underwriting -- requires more evidence of insurability and rating classification.

     - Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issue is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured. Beginning January 1, 2009, the Policies may not be available in all states.

                       RIGHT TO CANCEL (FREE LOOK PERIOD)

An applicant may cancel the Policy by returning it via mail or personal delivery to the Company at our Administrative Office or to the agent who sold the Policy. The Policy must be returned by the latest of

     (1)  10 days after delivery of the Policy to the Policy Owner, or

     (2)  45 days of completion of the Policy application, or

     (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant whichever is latest, or

     (4)  later if required by state law.

Depending on state law, we will refund either:

     (1)  All Premium Payments less any Outstanding Loans, or

     (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premium Payments in the Investment Options you select during the Right to Cancel period.

                              WHEN COVERAGE BEGINS

Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date of the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                    INCOME TAX FREE 'SECTION 1035' EXCHANGES

You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

                             OWNERSHIP/POLICY RIGHTS

The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

     -    Assigning the Policy

          The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

     -    Receiving the Maturity Benefit

          If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

               1.   Outstanding Loan;

               2.   Monthly Deduction Amount due but not paid; and

               3. Amount payable to an assignee under a collateral assignment of the Policy.

          Upon maturity, insurance ends and we have no further obligation under the Policy.

     -    Changing or Revoking a Beneficiary

          The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

          Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Administrative Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

     -    Decreases in the Stated Amount of Insurance

          You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

               1.   against the most recent increase in the Stated Amount;

               2. to other increases in the reverse order in which they occurred; and

               3.   to the initial Stated Amount.

          A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

          We will send you a supplemental Policy Summary reflecting any change. We reserve the right to limit the number of decreases to the Stated Amount to one each Policy Year.

     -    Changing the Death Benefit Option

          After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible: Options 1-2, Options 2-1 and Options 3-1.

          If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

          It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

     - Increases in the Stated Amount (requires additional underwriting approval)

          You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability in consideration of the attained age of the Insured at the time the increase is requested. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

          We reserve the right to limit the number of increases to the Stated Amount to one each Policy Year.

Written requests for changes should be sent to our Administrative Office. Some of these Policy changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.

                                    PREMIUMS

--------------------------------------------------------------------------------

               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS

The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:

     - mailing a check, payable to MetLife Insurance Company of Connecticut, to: MetLife Insurance Company of Connecticut, Specialized Benefit Resources, at our Administrative Office;

     - by direct checking account deductions (you must complete a pre-authorization collection form) (this method of premium payment is not currently available); or

     -    by wire transfer.

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payment to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

We do not accept Premium Payments made in cash or by money orders. The form in which we receive a Premium Payment may determine how soon subsequent disbursement requests may be fulfilled. See "Other Policy Information -- Payment and Suspension of Valuation."

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.

                         ALLOCATION OF PREMIUM PAYMENTS

During the underwriting period, any Net Premium Payments we receive will be placed in a non-interest bearing account. On the Policy Date we will allocate your Net Premium Payments to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). However, if state law requires us to return Premium Payments if you exercise your right to cancel the Policy during the Right to Cancel period, then, we will allocate your Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio from the Policy Date until the end of the Right to Cancel period, and thereafter to the Investment Options and Fixed Account you selected.

Any allocation must be at least 5% and must be a whole percentage. We are not currently enforcing these restrictions but reserve the right to do so in the future.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory) at our Administrative Office. Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if it is not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

                            VALUES UNDER YOUR POLICY

--------------------------------------------------------------------------------

                                 CONTRACT VALUE

Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.

                           INVESTMENT OPTION VALUATION

The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

                                                                            a
We determine the NET INVESTMENT FACTOR for any Valuation Period using    ------    - c
  the following equation:                                                   b


A is:

     1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

     2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

     3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

     1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

     2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Administrative Office.

                             FIXED ACCOUNT VALUATION

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

     a. Net Premium Payments allocated to the Fixed Account since the preceding day

     b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

     c.   Interest credited to the Fixed Account since the preceding day,

     minus:

     d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

     e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

     f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

     g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

     h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.

                             LOAN ACCOUNT VALUATION

When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.50% in Policy Years 11-25, and 4.70% in Policy Years 26 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.

                                    TRANSFERS

--------------------------------------------------------------------------------

                           TRANSFERS OF CONTRACT VALUE

Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Administrative Office or Andesa Services, Inc. that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET.

Frequent requests from Policy Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds, that is:

Invesco V.I. Global Real Estate Fund

Invesco V.I. International Growth Fund

AllianceBernstein Global Thematic Growth Portfolio

AllianceBernstein International Value Portfolio

American Funds Bond Fund

American Funds Global Growth Fund

American Funds Global Small Capitalization Fund

American Funds Growth Fund

American Funds Growth-Income Fund

American Funds High-Income Bond Fund

American Funds International Fund

American Funds New World Fund(R)

American Funds U.S. Government/AAA-Rated Securities Fund

Delaware VIP(R) Small Cap Value Series

Dreyfus International Value Portfolio

Dreyfus Opportunistic Small Cap Portfolio

Fidelity(R) VIP High Income Portfolio

Fidelity(R) VIP Overseas Portfolio

Franklin Small-Mid Cap Growth Securities Fund

Mutual Global Discovery Securities Fund

Templeton Developing Markets Securities Fund

Templeton Foreign Securities Fund

Templeton Global Bond Securities Fund

Janus Aspen Global Technology Portfolio

Janus Aspen Overseas Portfolio

Janus Aspen Worldwide Portfolio



Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Legg Mason Western Asset Variable Strategic Bond Portfolio

BlackRock High Yield Portfolio

Clarion Global Real Estate Portfolio

Harris Oakmark International Portfolio

Invesco Small Cap Growth Portfolio

Loomis Sayles Global Markets Portfolio

Lord Abbett Bond Debenture Portfolio

MFS(R) Emerging Markets Equity Portfolio

MFS(R) Research International Portfolio

Pioneer Strategic Income Portfolio

Third Avenue Small Cap Value Portfolio


Baillie Gifford International Stock Portfolio


Morgan Stanley EAFE(R) Index Portfolio

Oppenheimer Global Equity Portfolio

Russell 2000(R) Index Portfolio

MFS(R) Global Equity Series

MFS(R) High Income Series

MFS(R) New Discovery Series

Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA

Pioneer Emerging Markets VCT Portfolio

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

UIF Emerging Markets Debt Portfolio

UIF Emerging Markets Equity Portfolio

(the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each category of international, small-cap and high-yield Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Funds, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail (and overnight delivery services) and will reject transfer requests requested via facsimile, telephone or Internet. This restriction will apply to all Policies within a 'plan' (i.e. arrangements where an employer or trustee will own a group of Policies on the lives of certain employees or in other instances, where a group of Policies will be purchased at one time) unless the employer, trustee or other administrator has the ability to apply a transfer restriction meeting our requirements to individual Policies. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

          - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

          - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.



In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single policy owner). You should read the Fund prospectuses for more details.


We reserve the right to limit the number of free transfers among the Investment Options to six in any Policy Year and to charge a $10 transfer fee for each additional transfer that we allow. We also reserve the right to limit the number of transfers between the Fixed Account and the Separate Account to two in any Policy Year. See below for additional restrictions involving transfers between the Fixed Account and the Separate Account.

   TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS


Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account. It is important to note that since we are enforcing the restriction on transfers and withdrawals from the Fixed Account, it could take 10 years or more to fully transfer or withdraw a current balance in the Fixed Account. You should keep this in mind when considering whether an allocation of Cash Value to the Fixed Account is consistent with your risk tolerance and time horizon.

   TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT


Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.


                       DOLLAR-COST AVERAGING (DCA PROGRAM)

You may establish automated transfers of CONTRACT VALUE on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $1000 of CONTRACT VALUE to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of the CONTRACT VALUE, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.

                              PORTFOLIO REBALANCING

This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to return your allocation percentages for the Investment Options to the allocation percentages you originally selected. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any Outstanding Loans, and any amount payable to an assignee under a collateral assignment of the Policy.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2 (the "VARIABLE OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3 (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus
(b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") irrevocably selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash

Value Corridor Test). The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease by a ratable portion for each full year:

     ATTAINED AGE OF
         INSURED        PERCENTAGE
     ---------------    ----------
           0-40             250
            45              215
            50              185
            55              150
            60              130
            65              120
            70              115
         75 -- 90           105
           95+              100


Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in APPENDIX D.

The Death Benefit payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in the effect on the date of the Policy was issued to you.

The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Under Death Benefit Option 3, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount plus Premium Payments paid, minus partial surrenders, accumulated at the specified interest rate. Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.

                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.

                         OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

                       OPTION 2 -- VARIABLE DEATH BENEFIT

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).

                       OPTION 3 -- ANNUAL INCREASE OPTION

In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).

                        CHANGING THE DEATH BENEFIT OPTION

After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The following changes in Death Benefit Options are permissible:


          Option 1 to 2



          Option 2 to 1



          Option 3 to 1


It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There are no other direct consequences of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.

                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS

Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death at our Administrative Office. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply (See "Limits on Right to Contest and Suicide Exclusion"). In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)

We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by the applicable state law.

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                              BENEFITS AT MATURITY

--------------------------------------------------------------------------------

If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy. Any payment on the Maturity Date will generally be taxable to the extent of any Policy gain.

                                 OTHER BENEFITS

--------------------------------------------------------------------------------

                                 EXCHANGE OPTION

Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account.

No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.

              INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)

You may choose to purchase the Insured Term Rider as an addition to the Policy when you apply for the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.

                          CASH VALUE ENHANCEMENT RIDER

You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.

                                POLICY SURRENDERS

--------------------------------------------------------------------------------

You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")

                                 FULL SURRENDER

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Administrative Office. The Cash Surrender Value is the Contract Value, minus any Outstanding Loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.

                                PARTIAL SURRENDER

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order at our Administrative Office.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

You may request a partial surrender only after the first Policy Year. While we are not currently enforcing this restriction, we reserve our right to do so in the future.

                                  POLICY LOANS

--------------------------------------------------------------------------------

While the Policy is in force, you may borrow money using the Policy as the sole security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")

                                 LOAN CONDITIONS

     - You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

     - The loan request must be at least $500, except where state law requires a different minimum.

     - To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

     - We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request.

     - Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.50% in years 11-25 and 4.70% in years 26 and later.

     - We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request at our Administrative Office. We may postpone the payment of the loans under certain conditions.

     - You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Administrative Office.

     - Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

     - As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on which Investment Option(s) you took the loan from. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Contract Value as of the date we receive the loan request.

     - We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

     - If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")

                                EFFECTS OF LOANS

A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. (See "Tax Treatment of Policy Benefits.") You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

                             LAPSE AND REINSTATEMENT

--------------------------------------------------------------------------------

                                      LAPSE

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loans.

                                  GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.

                                  REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

     (1) the Policy was not surrendered for cash and it is before the Maturity Date;

     (2)  you furnish us with acceptable evidence of insurability;

     (3)  you pay all past due Monthly Deduction Amounts;

     (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts (subject to state law); and

     (5)  you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value, prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated based on the Fund allocation factors in effect at the start of the Grace Period.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The Company cannot guarantee that those laws or interpretations will remain unchanged.


IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL OR FOREIGN TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.


IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                      POTENTIAL BENEFITS OF LIFE INSURANCE

Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

     - INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

     - INCOME TAX-FREE GROWTH OF CONTRACT VALUE (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

     - INCOME TAX-FREE ACCESS TO CONTRACT VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

     -    A definition of a life insurance contract.

     -    Diversification requirements for separate account assets.

     - Limitations on policy owner's control over the assets in a separate account.

     - Guidelines to determine the maximum amount of premium that may be paid into a policy.

     -    Limitations on withdrawals from a policy.

     - Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium cash value corridor test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with the diversification requirements.

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the Separate Account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.

                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.


Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.


LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. However, the foregoing exceptions generally do not apply to a corporate owner of a MEC.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC
Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax. Any outstanding loan at the time of an exchange is generally taxable to the extent of policy gain.


Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal adviser before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

INVESTMENT IN THE POLICY

Investment in the policy generally means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

                            OTHER TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.


Under previous law, the estate tax applicable exclusion gradually rose to $3.5 million per person in 2009 and was the estate tax was repealed in 2010 with a modified carryover basis for heirs.


The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") have reinstated the estate and generation-skipping transfer taxes through the end of 2012 with lower top rates and larger exemptions.


The 2010 Act raises the applicable exclusion amount to $5,000,000. The top tax rate is set at 3.5%. A special irrevocable election was provided for estates of decedents who died in 2010. These estates may generally choose between the reinstated estate tax and the carryover basis rules which were in effect in 2010. It is not known if Congress will make the temporary changes of the 2010 Act permanent, enact permanent repeal of the estate and generation-skipping transfer tax or otherwise modify the estate tax or generation-skipping transfer tax rules for years after 2012. Absent Congressional action, the law governing the estate, gift and generation-skipping transfer taxes will revert to January 1, 2013 to the law that was in place on June 7, 2001.



The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                           TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.

                             ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

                           DISTRIBUTION & COMPENSATION

--------------------------------------------------------------------------------

                                  DISTRIBUTION

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). MLIDC does not retain any fees under the Policies; however, MLIDC may receive 12b-1 fees from the Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies are offered on a continuous basis.


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

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the Funds of the American Funds Insurance Series available under the Policy for services it provides in marketing the Fund's shares in connection with the Policy.

                                  COMPENSATION

Broker-dealers having selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or MLIDC may receive from the Funds.

Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Policy Charges and Deductions -- Modifications, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.

We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. To the extent permitted by FINRA rules and other applicable laws and regulations, MLIDC may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined above, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum compensation will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with MLIDC will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which may be offered under the Policies. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, and MetLife Advisers, LLC. MetLife Investment Funds Management LLC and MetLife Advisers LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.

SALE OF VARIABLE LIFE INSURANCE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Policies through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Policies is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Policies; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.

MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

                            OTHER POLICY INFORMATION

--------------------------------------------------------------------------------

                              VALUATION AND PAYMENT

You may send your written requests for payment to our Administrative Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Administrative Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

               SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT

We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Contract Value in the Separate Account in any case whenever:

     (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

     (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check or pre-authorized checking account deduction has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

                                POLICY STATEMENTS

We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

     -    the Contract Value, Stated Amount and Amount Insured;

     -    the date and amount of each Premium Payment;

     -    the date and amount of each Monthly Deduction;

     - the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

     -    the date and amount of any partial surrenders;

     -    the annualized cost of any Riders purchased under the Policy; and

     - a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION

The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and
(ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.

                         MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Administrative Office.

                                 POLICY CHANGES

At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.

Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:

WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:

     -    increases in the Stated Amount of insurance

WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:

     -    decreases in the Stated Amount of insurance

     -    changing the Death Benefit option

     -    changes to the way your Premiums Payments are allocated

     -    changing the Beneficiary (unless irrevocably named)

Written requests for changes may be sent to the Company at our Administrative Office.

                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.

                                LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

The financial statements and financial highlights comprising each of the Investment Options of MetLife of CT Fund UL III for Variable Life Insurance included in this Prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, MetLife of CT Fund UL III for Variable Life Insurance, are attached to this prospectus. The financial statements of the Company are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon its ability to meet its obligations under the Policies.

                                   APPENDIX A

--------------------------------------------------------------------------------

                GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS

ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.


ADMINISTRATIVE OFFICE -- the administrative office of the Company located at MetLife -Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or other location designated by the Company in writing.


AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.

ANDESA SERVICES, INC. -- the third party administrator for this product, located at 3435 Winchester Road, Suite 401, Allentown, PA, 18104-2351.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.

COMPANY (ISSUING COMPANY) -- MetLife Insurance Company of Connecticut

CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.

HOME OFFICE -- the home office of the Company located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.

INSURANCE COMPANY -- MetLife Insurance Company of Connecticut.

INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.

ISSUING COMPANY -- MetLife Insurance Company of Connecticut.

LOAN ACCOUNT -- an account in the Company's General Account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (Coverage Amount) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLAN EFFECTIVE DATE -- the Policy Date of the first Policy issued for a plan (i.e., an arrangement where an employer or trustee will own a group of Policies on the lives of certain employees, or in other instances, where a group of Policies will be purchased at one time).

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY -- Corporate Owned Variable Universal Life Insurance 2000, a corporate owned variable flexible premium life insurance policy.

POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g. Deduction Days, Policy Years) -- shown on the Policy Summary.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

YOU, YOUR -- the owner(s) of the Policy.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                     ADDITIONAL INFORMATION REGARDING FUNDS


Certain Funds were subject to a name change or a liquidation. The chart below identifies the former name and new name of each of these Funds, and where applicable, the former name and new name of the trust of which the Fund is a part.



FUND NAME CHANGES



               FORMER FUND NAME                                NEW FUND NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND
  Artio International Stock                      Baillie Gifford International Stock
     Portfolio -- Class A                           Portfolio -- Class A
  Morgan Stanley EAFE(R) Index                   MSCI EAFE(R) Index Portfolio -- Class A
     Portfolio -- Class A




FUND LIQUIDATION



The following Fund was liquidated and is no longer available in your contract.



LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Global Currents Variable International All Cap Opportunity Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

                          (IF AVAILABLE IN YOUR STATE)

     AGE                MALE                 FEMALE                UNISEX
     ---             ---------             ---------             ---------
      20             20.75046              17.76811              20.15660
      21             21.43931              18.41151              20.83692
      22             22.15540              19.07822              21.54229
      23             22.89985              19.77061              22.27547
      24             23.67203              20.49002              23.03759
      25             24.47303              21.23587              23.82807
      26             25.30237              22.00956              24.64648
      27             26.15803              22.81058              25.49061
      28             27.04391              23.64019              26.36478
      29             27.96810              24.49974              27.27515
      30             28.93223              25.39050              28.22519
      31             29.93846              26.31420              29.21513
      32             30.98879              27.26929              30.24699
      33             32.08244              28.25862              31.31966
      34             33.21998              29.28066              32.43372
      35             34.40231              30.33542              33.58984
      36             35.62875              31.42269              34.78864
      37             36.89887              32.54581              36.02937
      38             38.21380              33.70666              37.31331
      39             39.57333              34.90869              38.64156
      40             40.98082              36.15456              40.01542
      41             42.43483              37.44393              41.43655
      42             43.93497              38.77792              42.90320
      43             45.47934              40.15795              44.41354
      44             47.06408              41.58437              45.96532
      45             48.68721              43.05748              47.55816
      46             50.35153              44.57635              49.19205
      47             52.05909              46.14015              50.86933
      48             53.82129              47.74978              52.60081
      49             55.65264              49.40329              54.39601
      50             57.55331              51.10045              56.25603
      51             59.52395              52.84293              58.18077
      52             61.56006              54.62786              60.16500
      53             63.65497              56.45561              62.20607
      54             65.80535              58.32662              64.29880
      55             68.00239              60.24140              66.43654
      56             70.24448              62.19765              68.61843
      57             72.53540              64.19326              70.84671
      58             74.89684              66.22932              73.13829
      59             77.34745              68.30904              75.50944
      60             79.88828              70.43886              77.96041
      61             82.50695              72.62267              80.48453

     AGE                MALE                 FEMALE                UNISEX
     ---             ---------             ---------             ---------
      62             85.18613              74.86294              83.06646
      63             87.90817              77.16453              85.69409
      64             90.67166              79.53113              88.36535
      65             93.48089              81.96817              91.08574
      66             96.35338              84.48046              93.86943
      67             99.31975              87.07340              96.74203
      68             102.40600             89.75142              99.72414
      69             105.64164             92.52270              102.84177
      70             109.04977             95.39222              106.11045
      71             112.63969             98.36063              109.53631
      72             116.38886             101.42742             113.10176
      73             120.28963             104.60168             116.80131
      74             124.39784             107.89189             120.67888
      75             128.76831             111.31764             124.77812
      76             133.45523             114.90649             129.14242
      77             138.49658             118.69317             133.80624
      78             143.89584             122.71355             138.77520
      79             149.64681             127.01309             144.04965
      80             155.77273             131.63730             149.65179

                                   APPENDIX D

--------------------------------------------------------------------------------

                      CASH VALUE ACCUMULATION TEST FACTORS

                          (IF AVAILABLE IN YOUR STATE)

     ATTAINED AGE               MALE                FEMALE               UNISEX
     ------------             --------             --------             --------
          20                  796.856%             902.894%             796.856%
          21                  770.878%             871.381%             770.878%
          22                  745.677%             840.968%             745.677%
          23                  721.181%             811.562%             721.181%
          24                  697.376%             783.122%             697.376%
          25                  674.290%             755.675%             674.290%
          26                  651.938%             729.176%             651.938%
          27                  630.362%             703.635%             630.362%
          28                  609.463%             679.010%             609.463%
          29                  589.127%             655.262%             589.127%
          30                  569.320%             632.357%             569.320%
          31                  550.066%             610.257%             550.066%
          32                  531.358%             588.984%             531.358%
          33                  513.231%             568.474%             513.231%
          34                  495.687%             548.742%             495.687%
          35                  478.726%             529.769%             478.726%
          36                  462.344%             511.538%             462.344%
          37                  446.549%             493.984%             446.549%
          38                  431.325%             477.072%             431.325%
          39                  416.657%             460.756%             416.657%
          40                  402.531%             445.006%             402.531%
          41                  388.928%             429.826%             388.928%
          42                  375.852%             415.200%             375.852%
          43                  363.297%             401.115%             363.297%
          44                  351.258%             387.562%             351.258%
          45                  339.716%             374.532%             339.716%
          46                  328.651%             362.023%             328.651%
          47                  318.032%             350.027%             318.032%
          48                  307.803%             338.525%             307.803%
          49                  297.926%             327.511%             297.926%
          50                  288.403%             316.969%             288.403%
          51                  279.237%             306.875%             279.237%
          52                  270.441%             297.224%             270.441%
          53                  262.012%             287.995%             262.012%
          54                  253.952%             279.168%             253.952%
          55                  246.259%             270.721%             246.259%
          56                  238.921%             262.644%             238.921%
          57                  231.917%             254.922%             231.917%
          58                  225.204%             247.535%             225.204%
          59                  218.752%             240.457%             218.752%
          60                  212.561%             233.663%             212.561%
          61                  206.635%             227.134%             206.635%

     ATTAINED AGE               MALE                FEMALE               UNISEX
     ------------             --------             --------             --------
          62                  200.988%             220.859%             200.988%
          63                  195.616%             214.823%             195.616%
          64                  190.506%             209.017%             190.506%
          65                  185.637%             203.431%             185.637%
          66                  180.985%             198.056%             180.985%
          67                  176.526%             192.887%             176.526%
          68                  172.243%             187.918%             172.243%
          69                  168.122%             183.143%             168.122%
          70                  164.158%             178.556%             164.158%
          71                  160.357%             174.158%             160.357%
          72                  156.733%             169.949%             156.733%
          73                  153.291%             165.919%             153.291%
          74                  150.012%             162.063%             150.012%
          75                  146.885%             158.372%             146.885%
          76                  155.141%             155.141%             155.141%
          77                  152.556%             152.556%             152.556%
          78                  150.067%             150.067%             150.067%
          79                  147.665%             147.665%             147.665%
          80                  145.630%             145.630%             145.630%
          81                  143.404%             143.404%             143.404%
          82                  141.307%             141.307%             141.307%
          83                  139.321%             139.321%             139.321%
          84                  137.428%             137.428%             137.428%
          85                  130.271%             130.271%             130.271%
          86                  128.604%             128.604%             128.604%
          87                  127.012%             127.012%             127.012%
          88                  125.528%             125.528%             125.528%
          89                  124.135%             124.135%             124.135%
          90                  122.791%             122.791%             122.791%
          91                  121.378%             121.378%             121.378%
          92                  119.851%             119.851%             119.851%
          93                  118.274%             118.274%             118.274%
          94                  116.681%             116.681%             116.681%
          95                  115.085%             115.085%             115.085%
          96                  113.438%             113.438%             113.438%
          97                  111.634%             111.634%             111.634%
          98                  109.478%             109.478%             109.478%
          99                  106.779%             106.779%             106.779%

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to MetLife Insurance Company of Connecticut, Specialized Benefit Resources, 501 Route 22, Bridgewater, NJ 08807 or by calling us at 1-908-253-1400.


To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your agent or registered representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Securities and Exchange Commission (the "SEC") at 202-942-8090. Reports and other information about the Registrant, including the SAI, are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File Numbers: 811-09215


Book 50                                                                     4/12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
MetLife of CT Fund UL III for Variable Life Insurance and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Investment Options listed in Note 2.A as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in
Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                     ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN AMERICAN CENTURY VP AMERICAN CENTURY VP
                                     INTERMEDIATE BOND INTERNATIONAL VALUE               ULTRA               VISTA
                                     INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
                                     ----------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                    $ 3,197             $ 9,154            $ 40,600         $ 4,340,160
  Due from MetLife Insurance Company
     of Connecticut                                 --                  --                  --                  --
                                     ----------------- ------------------- ------------------- -------------------
       Total Assets                              3,197               9,154              40,600           4,340,160
                                     ----------------- ------------------- ------------------- -------------------
LIABILITIES:
  Accrued fees                                       7                  26                   5                  --
  Due to MetLife Insurance Company
     of Connecticut                                  4                   4                   5                   4
                                     ----------------- ------------------- ------------------- -------------------
       Total Liabilities                            11                  30                  10                   4
                                     ----------------- ------------------- ------------------- -------------------
NET ASSETS                                     $ 3,186             $ 9,124            $ 40,590         $ 4,340,156
                                     ================= =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                            AMERICAN FUNDS
                                        AMERICAN FUNDS    AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS
                                                  BOND     GLOBAL GROWTH    CAPITALIZATION            GROWTH
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                   $ 10,884       $ 5,526,247           $ 1,013      $ 66,777,053
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                --                 7
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                             10,884         5,526,247             1,013        66,777,060
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      29                77                 2                88
  Due to MetLife Insurance Company
     of Connecticut                                  4                 3                 3                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                            33                80                 5                88
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                                    $ 10,851       $ 5,526,167           $ 1,008      $ 66,776,972
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                        AMERICAN FUNDS U.S.
   AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS     GOVERNMENT/AAA-      DELAWARE VIP
    GROWTH-INCOME  HIGH-INCOME BOND     INTERNATIONAL         NEW WORLD    RATED SECURITIES   SMALL CAP VALUE
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
     $ 17,899,620           $ 5,711      $ 21,071,747       $ 5,544,851           $ 710,427      $ 14,179,423
               --                --                --                --                  --                --
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
       17,899,620             5,711        21,071,747         5,544,851             710,427        14,179,423
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
               68                10               112                24                  42               156
                1                 3                 2                 4                   4                 1
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
               69                13               114                28                  46               157
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
     $ 17,899,551           $ 5,698      $ 21,071,633       $ 5,544,823           $ 710,381      $ 14,179,266
================= ================= ================= ================= =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                 DREYFUS VIF
                                           DREYFUS VIF         DREYFUS VIF     OPPORTUNISTIC      FIDELITY VIP
                                          APPRECIATION INTERNATIONAL VALUE         SMALL CAP        CONTRAFUND
                                     INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ------------------- ----------------- -----------------
ASSETS:
  Investments at fair value                $ 1,131,470               $ 507         $ 949,315      $ 26,149,929
  Due from MetLife Insurance Company
     of Connecticut                                 --                  --                --                --
                                     ----------------- ------------------- ----------------- -----------------
       Total Assets                          1,131,470                 507           949,315        26,149,929
                                     ----------------- ------------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      56                   1                56               108
  Due to MetLife Insurance Company
     of Connecticut                              2,404                   2                 4                 6
                                     ----------------- ------------------- ----------------- -----------------
       Total Liabilities                         2,460                   3                60               114
                                     ----------------- ------------------- ----------------- -----------------
NET ASSETS                                 $ 1,129,010               $ 504         $ 949,255      $ 26,149,815
                                     ================= =================== ================= =================

The accompanying notes are an integral part of these financial statements.

     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
    EQUITY-INCOME      FREEDOM 2010      FREEDOM 2015      FREEDOM 2020      FREEDOM 2025      FREEDOM 2030
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 11,683,870           $ 9,484          $ 80,115       $ 1,117,713         $ 176,333         $ 257,348
               --                15                29                --                --                --
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
       11,683,870             9,499            80,144         1,117,713           176,333           257,348
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               10                28                39                12                35                13
                3                --                --                 4                 3                 3
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               13                28                39                16                38                16
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 11,683,857           $ 9,471          $ 80,105       $ 1,117,697         $ 176,295         $ 257,332
================= ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                              FIDELITY VIP
                                          FIDELITY VIP      FIDELITY VIP  INVESTMENT GRADE
                                           HIGH INCOME         INDEX 500              BOND FIDELITY VIP MID CAP
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- --------------------
ASSETS:
  Investments at fair value                    $ 4,516      $ 28,793,287       $ 1,460,619         $ 23,061,547
  Due from MetLife Insurance Company
     of Connecticut                                 --                 4                --                   --
                                     ----------------- ----------------- ----------------- --------------------
       Total Assets                              4,516        28,793,291         1,460,619           23,061,547
                                     ----------------- ----------------- ----------------- --------------------
LIABILITIES:
  Accrued fees                                      11                28                24                  131
  Due to MetLife Insurance Company
     of Connecticut                                  4                --                 3                    2
                                     ----------------- ----------------- ----------------- --------------------
       Total Liabilities                            15                28                27                  133
                                     ----------------- ----------------- ----------------- --------------------
NET ASSETS                                     $ 4,501      $ 28,793,263       $ 1,460,592         $ 23,061,414
                                     ================= ================= ================= ====================

The accompanying notes are an integral part of these financial statements.

                    FTVIPT FRANKLIN     FTVIPT MUTUAL   FTVIPT TEMPLETON                     FTVIPT TEMPLETON
     FIDELITY VIP     SMALL-MID CAP  GLOBAL DISCOVERY DEVELOPING MARKETS   FTVIPT TEMPLETON       GLOBAL BOND
         OVERSEAS GROWTH SECURITIES        SECURITIES         SECURITIES FOREIGN SECURITIES        SECURITIES
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ------------------ ------------------ -----------------
      $ 3,748,872       $ 4,328,416           $ 5,956        $ 6,115,824       $ 18,086,539      $ 10,610,149
               --                --                --                  1                 --                --
----------------- ----------------- ----------------- ------------------ ------------------ -----------------
        3,748,872         4,328,416             5,956          6,115,825         18,086,539        10,610,149
----------------- ----------------- ----------------- ------------------ ------------------ -----------------
              120                76                14                 58                104                44
                3                 3                 1                 --                  3                 2
----------------- ----------------- ----------------- ------------------ ------------------ -----------------
              123                79                15                 58                107                46
----------------- ----------------- ----------------- ------------------ ------------------ -----------------
      $ 3,748,749       $ 4,328,337           $ 5,941        $ 6,115,767       $ 18,086,432      $ 10,610,103
================= ================= ================= ================== ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                             INVESCO V.I.
                                           INVESCO V.I.     INTERNATIONAL       JANUS ASPEN JANUS ASPEN GLOBAL
                                     GLOBAL REAL ESTATE            GROWTH        ENTERPRISE         TECHNOLOGY
                                      INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION
                                     ------------------ ----------------- ----------------- ------------------
ASSETS:
  Investments at fair value                 $ 5,313,981      $ 12,445,615       $ 4,419,932        $ 4,232,419
  Due from MetLife Insurance Company
     of Connecticut                                  --                --                --                 --
                                     ------------------ ----------------- ----------------- ------------------
       Total Assets                           5,313,981        12,445,615         4,419,932          4,232,419
                                     ------------------ ----------------- ----------------- ------------------
LIABILITIES:
  Accrued fees                                       47                87                --                 91
  Due to MetLife Insurance Company
     of Connecticut                                   3                 2                 4                  4
                                     ------------------ ----------------- ----------------- ------------------
       Total Liabilities                             50                89                 4                 95
                                     ------------------ ----------------- ----------------- ------------------
NET ASSETS                                  $ 5,313,931      $ 12,445,526       $ 4,419,928        $ 4,232,324
                                     ================== ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

                                                                     LMPVET                                  LMPVET
                                                                CLEARBRIDGE                LMPVET       CLEARBRIDGE
      JANUS ASPEN JANUS ASPEN PERKINS       JANUS ASPEN VARIABLE AGGRESSIVE           CLEARBRIDGE   VARIABLE EQUITY
         OVERSEAS       MID CAP VALUE         WORLDWIDE              GROWTH VARIABLE APPRECIATION    INCOME BUILDER
INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION
----------------- ------------------- ----------------- ------------------- --------------------- -----------------
      $ 7,727,803        $ 10,046,236         $ 537,037         $ 1,643,096              $ 17,945       $ 1,057,740
               --                  --                --                  --                    --                --
----------------- ------------------- ----------------- ------------------- --------------------- -----------------
        7,727,803          10,046,236           537,037           1,643,096                17,945         1,057,740
----------------- ------------------- ----------------- ------------------- --------------------- -----------------
               83                  56                69                  28                     9                56
               --                   3                 3                   4                     5                 5
----------------- ------------------- ----------------- ------------------- --------------------- -----------------
               83                  59                72                  32                    14                61
----------------- ------------------- ----------------- ------------------- --------------------- -----------------
      $ 7,727,720        $ 10,046,177         $ 536,965         $ 1,643,064              $ 17,931       $ 1,057,679
================= =================== ================= =================== ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                   LMPVET             LMPVET             LMPVET         LMPVET GLOBAL
                                              CLEARBRIDGE        CLEARBRIDGE        CLEARBRIDGE     CURRENTS VARIABLE
                                     VARIABLE FUNDAMENTAL VARIABLE LARGE CAP VARIABLE LARGE CAP INTERNATIONAL ALL CAP
                                            ALL CAP VALUE             GROWTH              VALUE           OPPORTUNITY
                                        INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION     INVESTMENT OPTION
                                     -------------------- ------------------ ------------------ ---------------------
ASSETS:
  Investments at fair value                   $ 2,165,977          $ 571,017        $ 2,075,466             $ 496,103
  Due from MetLife Insurance Company
     of Connecticut                                    --                 --                 --                    --
                                     -------------------- ------------------ ------------------ ---------------------
       Total Assets                             2,165,977            571,017          2,075,466               496,103
                                     -------------------- ------------------ ------------------ ---------------------
LIABILITIES:
  Accrued fees                                         66                 35                 32                    71
  Due to MetLife Insurance Company
     of Connecticut                                     4                  5                  4                     6
                                     -------------------- ------------------ ------------------ ---------------------
       Total Liabilities                               70                 40                 36                    77
                                     -------------------- ------------------ ------------------ ---------------------
NET ASSETS                                    $ 2,165,907          $ 570,977        $ 2,075,430             $ 496,026
                                     ==================== ================== ================== =====================

The accompanying notes are an integral part of these financial statements.

LMPVET INVESTMENT        LMPVIT WESTERN    LMPVIT WESTERN
 COUNSEL VARIABLE ASSET VARIABLE GLOBAL    ASSET VARIABLE           MFS VIT    MIST BLACKROCK    MIST BLACKROCK
 SOCIAL AWARENESS       HIGH YIELD BOND    STRATEGIC BOND     NEW DISCOVERY        HIGH YIELD    LARGE CAP CORE
INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- --------------------- ----------------- ----------------- ----------------- -----------------
        $ 381,328           $ 6,342,763       $ 1,286,692          $ 18,916      $ 23,458,322      $ 10,969,672
               --                    --                --                --                --                --
----------------- --------------------- ----------------- ----------------- ----------------- -----------------
          381,328             6,342,763         1,286,692            18,916        23,458,322        10,969,672
----------------- --------------------- ----------------- ----------------- ----------------- -----------------
               39                    43                31                 2                59                --
                5                     6                 5                 2                 5                 4
----------------- --------------------- ----------------- ----------------- ----------------- -----------------
               44                    49                36                 4                64                 4
----------------- --------------------- ----------------- ----------------- ----------------- -----------------
        $ 381,284           $ 6,342,714       $ 1,286,656          $ 18,912      $ 23,458,258      $ 10,969,668
================= ===================== ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                               MIST HARRIS
                                     MIST CLARION GLOBAL           OAKMARK      MIST INVESCO
                                             REAL ESTATE     INTERNATIONAL  SMALL CAP GROWTH  MIST JANUS FORTY
                                       INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ------------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                 $ 14,608,736       $ 5,508,122         $ 600,131      $ 19,845,882
  Due from MetLife Insurance Company
     of Connecticut                                   --                --                --                 4
                                     ------------------- ----------------- ----------------- -----------------
       Total Assets                           14,608,736         5,508,122           600,131        19,845,886
                                     ------------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                        52                85                29                73
  Due to MetLife Insurance Company
     of Connecticut                                    4                 4                 3                --
                                     ------------------- ----------------- ----------------- -----------------
       Total Liabilities                              56                89                32                73
                                     ------------------- ----------------- ----------------- -----------------
NET ASSETS                                  $ 14,608,680       $ 5,508,033         $ 600,099      $ 19,845,813
                                     =================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

      MIST LAZARD MIST LOOMIS SAYLES  MIST LORD ABBETT  MIST LORD ABBETT        MIST METLIFE MIST MFS EMERGING
          MID CAP     GLOBAL MARKETS    BOND DEBENTURE     MID CAP VALUE AGGRESSIVE STRATEGY    MARKETS EQUITY
INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION
----------------- ------------------ ----------------- ----------------- ------------------- -----------------
      $ 1,296,379        $ 3,829,089         $ 617,653       $ 6,467,765         $ 2,424,229       $ 3,709,857
               --                 --                --                --                  --                --
----------------- ------------------ ----------------- ----------------- ------------------- -----------------
        1,296,379          3,829,089           617,653         6,467,765           2,424,229         3,709,857
----------------- ------------------ ----------------- ----------------- ------------------- -----------------
               42                 20                33               102                  74                43
                4                  4                 5                 4                   1                 4
----------------- ------------------ ----------------- ----------------- ------------------- -----------------
               46                 24                38               106                  75                47
----------------- ------------------ ----------------- ----------------- ------------------- -----------------
      $ 1,296,333        $ 3,829,065         $ 617,615       $ 6,467,659         $ 2,424,154       $ 3,709,810
================= ================== ================= ================= =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                    MIST          MIST PIMCO
                                     MIST MFS RESEARCH    MORGAN STANLEY INFLATION PROTECTED
                                         INTERNATIONAL    MID CAP GROWTH                BOND MIST PIONEER FUND
                                     INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ------------------- -----------------
ASSETS:
  Investments at fair value                $ 2,930,707          $ 63,343        $ 19,671,666         $ 558,666
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                  --                --
                                     ----------------- ----------------- ------------------- -----------------
       Total Assets                          2,930,707            63,343          19,671,666           558,666
                                     ----------------- ----------------- ------------------- -----------------
LIABILITIES:
  Accrued fees                                      70                21                 136                64
  Due to MetLife Insurance Company
     of Connecticut                                  5                 1                   4                 4
                                     ----------------- ----------------- ------------------- -----------------
       Total Liabilities                            75                22                 140                68
                                     ----------------- ----------------- ------------------- -----------------
NET ASSETS                                 $ 2,930,632          $ 63,321        $ 19,671,526         $ 558,598
                                     ================= ================= =================== =================

The accompanying notes are an integral part of these financial statements.

                                                                               MSF BARCLAYS
     MIST PIONEER MIST T. ROWE PRICE MIST T. ROWE PRICE MIST THIRD AVENUE CAPITAL AGGREGATE     MSF BLACKROCK
 STRATEGIC INCOME    LARGE CAP VALUE     MID CAP GROWTH   SMALL CAP VALUE        BOND INDEX AGGRESSIVE GROWTH
INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ------------------ ------------------ ----------------- ----------------- -----------------
      $ 1,647,105        $ 2,440,975        $ 3,350,270       $ 8,617,679         $ 161,681       $ 4,781,243
               --                 --                 --                --                --                --
----------------- ------------------ ------------------ ----------------- ----------------- -----------------
        1,647,105          2,440,975          3,350,270         8,617,679           161,681         4,781,243
----------------- ------------------ ------------------ ----------------- ----------------- -----------------
               29                 98                 --                53                16                35
                5                  3                  4                 5                --                 3
----------------- ------------------ ------------------ ----------------- ----------------- -----------------
               34                101                  4                58                16                38
----------------- ------------------ ------------------ ----------------- ----------------- -----------------
      $ 1,647,071        $ 2,440,874        $ 3,350,266       $ 8,617,621         $ 161,665       $ 4,781,205
================= ================== ================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                               MSF BLACKROCK
                                         MSF BLACKROCK     MSF BLACKROCK     MSF BLACKROCK  LEGACY LARGE CAP
                                           BOND INCOME       DIVERSIFIED   LARGE CAP VALUE            GROWTH
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                $ 1,596,175         $ 743,582       $ 3,912,882       $ 1,515,426
  Due from MetLife Insurance Company
     of Connecticut                                  3                --                --                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                          1,596,178           743,582         3,912,882         1,515,426
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      54                18                51                57
  Due to MetLife Insurance Company
     of Connecticut                                 --                 5                 3                 2
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                            54                23                54                59
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                                 $ 1,596,124         $ 743,559       $ 3,912,828       $ 1,515,367
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                            MSF METLIFE         MSF METLIFE
    MSF BLACKROCK      MSF FI VALUE      MSF JENNISON      CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE
     MONEY MARKET           LEADERS            GROWTH        ALLOCATION MODERATE ALLOCATION MID CAP STOCK INDEX
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
    $ 169,834,499       $ 4,826,427       $ 6,718,115       $ 2,153,259         $ 1,864,327         $ 2,850,460
               --                 8                --                --                  --                  --
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
      169,834,499         4,826,435         6,718,115         2,153,259           1,864,327           2,850,460
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
              142                28                28                72                  52                  46
              140                --                 2                 6                   4                   4
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
              282                28                30                78                  56                  50
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
    $ 169,834,217       $ 4,826,407       $ 6,718,085       $ 2,153,181         $ 1,864,271         $ 2,850,410
================= ================= ================= ================= =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                   MSF METLIFE
                                             MSF METLIFE           MODERATE TO       MSF METLIFE           MSF MFS
                                     MODERATE ALLOCATION AGGRESSIVE ALLOCATION       STOCK INDEX      TOTAL RETURN
                                       INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ------------------- --------------------- ----------------- -----------------
ASSETS:
  Investments at fair value                  $ 5,718,700           $ 2,265,066      $ 25,515,961      $ 23,034,075
  Due from MetLife Insurance Company
     of Connecticut                                   --                    --                --                13
                                     ------------------- --------------------- ----------------- -----------------
       Total Assets                            5,718,700             2,265,066        25,515,961        23,034,088
                                     ------------------- --------------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                        34                    32                54                14
  Due to MetLife Insurance Company
     of Connecticut                                    5                     5                 1                --
                                     ------------------- --------------------- ----------------- -----------------
       Total Liabilities                              39                    37                55                14
                                     ------------------- --------------------- ----------------- -----------------
NET ASSETS                                   $ 5,718,661           $ 2,265,029      $ 25,515,906      $ 23,034,074
                                     =================== ===================== ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                              MSF WESTERN
                    MSF OPPENHEIMER  MSF RUSSELL 2000 MSF T. ROWE PRICE  ASSET MANAGEMENT         PIMCO VIT
    MSF MFS VALUE     GLOBAL EQUITY             INDEX  LARGE CAP GROWTH   U.S. GOVERNMENT      LOW DURATION
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 13,910,217         $ 459,491      $ 16,991,203       $ 1,023,545       $ 3,168,403      $ 41,103,902
               --                --                --                --                --                --
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
       13,910,217           459,491        16,991,203         1,023,545         3,168,403        41,103,902
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
              104                61                70                74                77                47
                4                 4                 3                 5                 5                 8
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
              108                65                73                79                82                55
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 13,910,109         $ 459,426      $ 16,991,130       $ 1,023,466       $ 3,168,321      $ 41,103,847
================= ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                             PIMCO VIT       PIONEER VCT       PIONEER VCT         PUTNAM VT
                                          TOTAL RETURN  EMERGING MARKETS     MID CAP VALUE  MULTI-CAP GROWTH
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value              $ 153,229,419       $ 5,407,561       $ 1,486,401         $ 149,288
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                --                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                        153,229,419         5,407,561         1,486,401           149,288
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      84                28                26                50
  Due to MetLife Insurance Company
     of Connecticut                                 20                 3                 3                 3
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                           104                31                29                53
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                               $ 153,229,315       $ 5,407,530       $ 1,486,372         $ 149,235
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                                               VANGUARD VIF
                                         UIF EMERGING      VANGUARD VIF      VANGUARD VIF        SHORT-TERM
  ROYCE MICRO-CAP   ROYCE SMALL-CAP    MARKETS EQUITY DIVERSIFIED VALUE      EQUITY INDEX  INVESTMENT-GRADE
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      $ 4,123,592       $ 9,928,505       $ 5,063,524         $ 754,546       $ 1,331,743         $ 244,591
               --                --                --                --                --                --
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
        4,123,592         9,928,505         5,063,524           754,546         1,331,743           244,591
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               60                99                35                85                64                60
                2                 4                 2                 4                 4                 5
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               62               103                37                89                68                65
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      $ 4,123,530       $ 9,928,402       $ 5,063,487         $ 754,457       $ 1,331,675         $ 244,526
================= ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN    AMERICAN CENTURY VP    AMERICAN CENTURY VP
                                           INTERMEDIATE BOND INTERNATIONAL VALUE                  ULTRA                  VISTA
                                           INVESTMENT OPTION   INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                           ----------------- ---------------------- ---------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                         $ 130               $ 406                   $ --                   $ --
                                           ----------------- ---------------------- ---------------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                            4                  16                     79                  6,578
                                           ----------------- ---------------------- ---------------------- ----------------------
           Net investment income (loss)                  126                 390                    (79)                (6,578)
                                           ----------------- ---------------------- ---------------------- ----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          10                  --                     --                     --
     Realized gains (losses) on sale of
        investments                                        4                  97                     26                155,531
                                           ----------------- ---------------------- ---------------------- ----------------------
           Net realized gains (losses)                    14                  97                     26                155,531
                                           ----------------- ---------------------- ---------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                                    36              (2,433)                   398               (573,606)
                                           ----------------- ---------------------- ---------------------- ----------------------
     Net realized and change in unrealized
        gains (losses) on investments                     50              (2,336)                   424               (418,075)
                                           ----------------- ---------------------- ---------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                      $ 176            $ (1,946)                 $ 345             $ (424,653)
                                           ================= ====================== ====================== ======================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                          AMERICAN FUNDS
   AMERICAN FUNDS    AMERICAN FUNDS         GLOBAL SMALL       AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS
             BOND     GLOBAL GROWTH       CAPITALIZATION               GROWTH        GROWTH-INCOME     HIGH-INCOME BOND
INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
            $ 320          $ 80,543                 $ 15            $ 460,748            $ 284,156                $ 429
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
               17            17,002                    1              157,334               34,041                    9
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
              303            63,541                   14              303,414              250,115                  420
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
               --                --                   --                   --                   --                   --
               23         1,412,712                   46              934,747              (39,226)                (134)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
               23         1,412,712                   46              934,747              (39,226)                (134)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
              212        (1,847,824)                (292)          (5,510,835)            (527,315)                (320)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
              235          (435,112)                (246)          (4,576,088)            (566,541)                (454)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
            $ 538        $ (371,571)              $ (232)        $ (4,272,674)          $ (316,426)               $ (34)
================= ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                     AMERICAN FUNDS U.S.
                                              AMERICAN FUNDS       AMERICAN FUNDS        GOVERNMENT/AAA-      DELAWARE VIP
                                               INTERNATIONAL            NEW WORLD       RATED SECURITIES   SMALL CAP VALUE
                                           INVESTMENT OPTION    INVESTMENT OPTION      INVESTMENT OPTION INVESTMENT OPTION
                                           -------------------- -------------------- ------------------- --------------------
INVESTMENT INCOME:
     Dividends                                     $ 419,724            $ 104,924               $ 10,904          $ 68,709
                                           -------------------- -------------------- ------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                       48,683                9,360                  1,142            26,777
                                           -------------------- -------------------- ------------------- --------------------
           Net investment income (loss)              371,041               95,564                  9,762            41,932
                                           -------------------- -------------------- ------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --                  9,349                --
     Realized gains (losses) on sale of
        investments                                  580,249              440,284                  5,760           187,627
                                           -------------------- -------------------- ------------------- --------------------
           Net realized gains (losses)               580,249              440,284                 15,109           187,627
                                           -------------------- -------------------- ------------------- --------------------
     Change in unrealized gains (losses)
        on investments                            (4,511,826)          (1,492,639)                 3,266          (419,234)
                                           -------------------- -------------------- ------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments             (3,931,577)          (1,052,355)                18,375          (231,607)
                                           -------------------- -------------------- ------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (3,560,536)          $ (956,791)              $ 28,137        $ (189,675)
                                           ==================== ==================== =================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                               DREYFUS VIF
      DREYFUS VIF         DREYFUS VIF        OPPORTUNISTIC         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
     APPRECIATION INTERNATIONAL VALUE            SMALL CAP           CONTRAFUND        EQUITY-INCOME         FREEDOM 2010
INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
         $ 15,500                $ 32              $ 4,093            $ 243,436            $ 303,107                $ 202
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
            2,248                  --                2,146               61,462               29,760                  157
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
           13,252                  32                1,947              181,974              273,347                   45
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
               --                  --                   --                   --                   --                   45
           14,748                  28               (9,494)             973,861              378,764              (12,511)
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
           14,748                  28               (9,494)             973,861              378,764              (12,466)
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
           36,095                (123)            (141,948)          (1,998,077)            (567,464)                (496)
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
           50,843                 (95)            (151,442)          (1,024,216)            (188,700)             (12,962)
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
         $ 64,095               $ (63)          $ (149,495)          $ (842,242)            $ 84,647            $ (12,917)
================= ====================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                FIDELITY VIP         FIDELITY VIP             FIDELITY VIP         FIDELITY VIP
                                                FREEDOM 2015         FREEDOM 2020             FREEDOM 2025         FREEDOM 2030
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (a)    INVESTMENT OPTION
                                           -------------------- -------------------- ------------------------ --------------------
INVESTMENT INCOME:
     Dividends                                       $ 1,706             $ 24,635                  $ 3,709              $ 5,563
                                           -------------------- -------------------- ------------------------ --------------------
EXPENSES:
     Mortality and expense risk
        charges                                          103                1,210                      188                  270
                                           -------------------- -------------------- ------------------------ --------------------
           Net investment income (loss)                1,603               23,425                    3,521                5,293
                                           -------------------- -------------------- ------------------------ --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                         413                4,266                      567                  776
     Realized gains (losses) on sale of
        investments                                   (1,839)              (5,929)                  (1,159)              (2,691)
                                           -------------------- -------------------- ------------------------ --------------------
           Net realized gains (losses)                (1,426)              (1,663)                    (592)              (1,915)
                                           -------------------- -------------------- ------------------------ --------------------
     Change in unrealized gains (losses)
        on investments                                (3,656)             (59,030)                  (9,105)             (11,643)
                                           -------------------- -------------------- ------------------------ --------------------
     Net realized and change in unrealized
        gains (losses) on investments                 (5,082)             (60,693)                  (9,697)             (13,558)
                                           -------------------- -------------------- ------------------------ --------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (3,479)           $ (37,268)                $ (6,176)            $ (8,265)
                                           ==================== ==================== ======================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                               FIDELITY VIP                                                FTVIPT FRANKLIN
     FIDELITY VIP         FIDELITY VIP     INVESTMENT GRADE                              FIDELITY VIP        SMALL-MID CAP
      HIGH INCOME            INDEX 500                 BOND FIDELITY VIP MID CAP             OVERSEAS    GROWTH SECURITIES
INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
            $ 311            $ 577,235             $ 46,016              $ 5,597             $ 51,458                 $ --
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
                7               42,596                2,632               49,414               11,821                9,664
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
              304              534,639               43,384              (43,817)              39,637               (9,664)
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
               --              632,438               35,465               43,979               10,568                   --
               14              548,192                  307              564,916             (443,733)             426,708
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
               14            1,180,630               35,772              608,895             (433,165)             426,708
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
             (184)          (1,098,733)               9,051           (3,457,030)            (715,068)            (616,090)
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
             (170)              81,897               44,823           (2,848,135)          (1,148,233)            (189,382)
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
            $ 134            $ 616,536             $ 88,207         $ (2,891,952)        $ (1,108,596)          $ (199,046)
==================== ==================== ================= ======================= ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                               FTVIPT MUTUAL      FTVIPT TEMPLETON                           FTVIPT TEMPLETON
                                            GLOBAL DISCOVERY    DEVELOPING MARKETS      FTVIPT TEMPLETON          GLOBAL BOND
                                                  SECURITIES            SECURITIES    FOREIGN SECURITIES           SECURITIES
                                           INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- --------------------- --------------------- --------------------
INVESTMENT INCOME:
     Dividends                                         $ 133              $ 76,241             $ 351,245            $ 623,500
                                           -------------------- --------------------- --------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                           11                16,216                39,722               25,403
                                           -------------------- --------------------- --------------------- --------------------
           Net investment income (loss)                  122                60,025               311,523              598,097
                                           -------------------- --------------------- --------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                         131                    --                    --               70,052
     Realized gains (losses) on sale of
        investments                                       25               870,824               424,582              167,265
                                           -------------------- --------------------- --------------------- --------------------
           Net realized gains (losses)                   156               870,824               424,582              237,317
                                           -------------------- --------------------- --------------------- --------------------
     Change in unrealized gains (losses)
        on investments                                  (468)           (2,142,966)           (2,978,616)            (947,791)
                                           -------------------- --------------------- --------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments                   (312)           (1,272,142)           (2,554,034)            (710,474)
                                           -------------------- --------------------- --------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                     $ (190)         $ (1,212,117)         $ (2,242,511)          $ (112,377)
                                           ==================== ===================== ===================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                           INVESCO V.I.
      INVESCO V.I.        INTERNATIONAL          JANUS ASPEN    JANUS ASPEN GLOBAL          JANUS ASPEN    JANUS ASPEN PERKINS
GLOBAL REAL ESTATE               GROWTH           ENTERPRISE            TECHNOLOGY             OVERSEAS          MID CAP VALUE
 INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION      INVESTMENT OPTION
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
         $ 207,927            $ 237,566                 $ --                  $ --             $ 41,703               $ 61,245
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
             8,101               27,356                6,606                 8,252               17,402                 16,504
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
           199,826              210,210               (6,606)               (8,252)              24,301                 44,741
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
                --                   --                   --                    --              109,690                     --
           145,410              558,280              253,468               440,255              395,991                727,561
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
           145,410              558,280              253,468               440,255              505,681                727,561
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
          (681,807)          (1,556,310)            (395,293)             (826,126)          (4,374,530)            (1,084,032)
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
          (536,397)            (998,030)            (141,825)             (385,871)          (3,868,849)              (356,471)
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
        $ (336,571)          $ (787,820)          $ (148,431)           $ (394,123)        $ (3,844,548)            $ (311,730)
===================== ==================== ==================== ===================== ==================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                             LMPVET                                        LMPVET
                                                                        CLEARBRIDGE                   LMPVET          CLEARBRIDGE
                                                 JANUS ASPEN    VARIABLE AGGRESSIVE              CLEARBRIDGE      VARIABLE EQUITY
                                                   WORLDWIDE                 GROWTH    VARIABLE APPRECIATION       INCOME BUILDER
                                           INVESTMENT OPTION      INVESTMENT OPTION        INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- ---------------------- ------------------------ --------------------
INVESTMENT INCOME:
     Dividends                                       $ 3,009                $ 3,258                    $ 286             $ 33,624
                                           -------------------- ---------------------- ------------------------ --------------------
EXPENSES:
     Mortality and expense risk
        charges                                        1,441                  3,553                       39                1,992
                                           -------------------- ---------------------- ------------------------ --------------------
           Net investment income (loss)                1,568                   (295)                     247               31,632
                                           -------------------- ---------------------- ------------------------ --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                     --                       --                   --
     Realized gains (losses) on sale of
        investments                                   60,075                102,265                      (42)             (16,438)
                                           -------------------- ---------------------- ------------------------ --------------------
           Net realized gains (losses)                60,075                102,265                      (42)             (16,438)
                                           -------------------- ---------------------- ------------------------ --------------------
     Change in unrealized gains (losses)
        on investments                              (142,288)               (63,011)                     236               58,949
                                           -------------------- ---------------------- ------------------------ --------------------
     Net realized and change in unrealized
        gains (losses) on investments                (82,213)                39,254                      194               42,511
                                           -------------------- ---------------------- ------------------------ --------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ (80,645)              $ 38,959                    $ 441             $ 74,143
                                           ==================== ====================== ======================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

              LMPVET              LMPVET              LMPVET           LMPVET GLOBAL
         CLEARBRIDGE         CLEARBRIDGE         CLEARBRIDGE       CURRENTS VARIABLE  LMPVET INVESTMENT         LMPVIT WESTERN
VARIABLE FUNDAMENTAL  VARIABLE LARGE CAP  VARIABLE LARGE CAP   INTERNATIONAL ALL CAP   COUNSEL VARIABLE  ASSET VARIABLE GLOBAL
       ALL CAP VALUE              GROWTH               VALUE             OPPORTUNITY   SOCIAL AWARENESS        HIGH YIELD BOND
   INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION       INVESTMENT OPTION  INVESTMENT OPTION      INVESTMENT OPTION
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
            $ 31,315             $ 2,732            $ 53,325                $ 49,818            $ 4,421              $ 522,871
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
               5,403               1,245               7,801                   1,298              1,031                 17,450
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
              25,912               1,487              45,524                  48,520              3,390                505,421
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
                  --                  --                  --                      --                 --                     --
             148,549              27,812             261,594                 (83,722)            22,493                (93,429)
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
             148,549              27,812             261,594                 (83,722)            22,493                (93,429)
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
            (308,754)            (31,176)           (101,642)                (30,654)           (27,742)              (359,334)
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
            (160,205)             (3,364)            159,952                (114,376)            (5,249)              (452,763)
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
          $ (134,293)           $ (1,877)          $ 205,476               $ (65,856)          $ (1,859)              $ 52,658
===================== =================== ==================== ====================== ================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                              LMPVIT WESTERN
                                              ASSET VARIABLE           MFS VIT       MIST BLACKROCK       MIST BLACKROCK
                                              STRATEGIC BOND     NEW DISCOVERY           HIGH YIELD       LARGE CAP CORE
                                           INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ----------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                      $ 43,507              $ --          $ 1,549,417            $ 106,040
                                           ----------------- -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                        2,431                44               15,230               27,165
                                           ----------------- -------------------- -------------------- --------------------
           Net investment income (loss)               41,076               (44)           1,534,187               78,875
                                           ----------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --             2,650                   --                   --
     Realized gains (losses) on sale of
        investments                                    6,681              (980)             908,658              (23,289)
                                           ----------------- -------------------- -------------------- --------------------
           Net realized gains (losses)                 6,681             1,670              908,658              (23,289)
                                           ----------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                                27,196            (4,417)          (1,758,772)            (247,334)
                                           ----------------- -------------------- -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments                 33,877            (2,747)            (850,114)            (270,623)
                                           ----------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 74,953          $ (2,791)           $ 684,073           $ (191,748)
                                           ================= ==================== ==================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                             MIST HARRIS
MIST CLARION GLOBAL              OAKMARK         MIST INVESCO                               MIST LAZARD    MIST LOOMIS SAYLES
        REAL ESTATE        INTERNATIONAL     SMALL CAP GROWTH     MIST JANUS FORTY              MID CAP        GLOBAL MARKETS
  INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
          $ 633,045              $ 1,647                 $ --            $ 371,417             $ 16,840             $ 118,893
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
             28,320               11,343                  617               37,025                3,435                11,009
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
            604,725               (9,696)                (617)             334,392               13,405               107,884
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
                 --                   --                   --                   --                   --                    --
           (625,372)             832,390                8,603            1,016,411               93,854               (22,083)
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
           (625,372)             832,390                8,603            1,016,411               93,854               (22,083)
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
           (861,914)          (1,619,815)             (16,865)          (2,936,441)            (193,747)             (152,980)
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
         (1,487,286)            (787,425)              (8,262)          (1,920,030)             (99,893)             (175,063)
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
         $ (882,561)          $ (797,121)            $ (8,879)        $ (1,585,638)           $ (86,488)            $ (67,179)
====================== ==================== ==================== ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                            MIST LORD ABBETT     MIST LORD ABBETT             MIST METLIFE    MIST MFS EMERGING
                                              BOND DEBENTURE        MID CAP VALUE      AGGRESSIVE STRATEGY       MARKETS EQUITY
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (b)    INVESTMENT OPTION
                                           -------------------- -------------------- ------------------------ --------------------
INVESTMENT INCOME:
     Dividends                                      $ 41,849             $ 37,213                     $ --             $ 71,176
                                           -------------------- -------------------- ------------------------ --------------------
EXPENSES:
     Mortality and expense risk
        charges                                        1,470               13,975                    3,539                9,672
                                           -------------------- -------------------- ------------------------ --------------------
           Net investment income (loss)               40,379               23,238                   (3,539)              61,504
                                           -------------------- -------------------- ------------------------ --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --                       --                   --
     Realized gains (losses) on sale of
        investments                                   22,494              (45,141)                 (45,391)             419,433
                                           -------------------- -------------------- ------------------------ --------------------
           Net realized gains (losses)                22,494              (45,141)                 (45,391)             419,433
                                           -------------------- -------------------- ------------------------ --------------------
     Change in unrealized gains (losses)
        on investments                               (32,235)            (222,520)                (351,448)          (1,349,479)
                                           -------------------- -------------------- ------------------------ --------------------
     Net realized and change in unrealized
        gains (losses) on investments                 (9,741)            (267,661)                (396,839)            (930,046)
                                           -------------------- -------------------- ------------------------ --------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 30,638           $ (244,423)              $ (400,378)          $ (868,542)
                                           ==================== ==================== ======================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                      MIST             MIST PIMCO
MIST MFS RESEARCH           MORGAN STANLEY    INFLATION PROTECTED                             MIST PIONEER    MIST T. ROWE PRICE
    INTERNATIONAL           MID CAP GROWTH                   BOND   MIST PIONEER FUND     STRATEGIC INCOME       LARGE CAP VALUE
INVESTMENT OPTION    INVESTMENT OPTION (a)      INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
         $ 63,771                      $ 6              $ 330,685          $ 11,616             $ 76,240              $ 15,601
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
            6,862                       71                 33,180             1,653                3,227                 4,999
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
           56,909                      (65)               297,505             9,963               73,013                10,602
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
               --                       20                849,435                --               10,165                    --
             (528)                  (1,329)               538,919            60,665                2,033               (23,952)
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
             (528)                  (1,309)             1,388,354            60,665               12,198               (23,952)
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
         (397,532)                 (10,746)               271,865          (104,928)             (33,706)              (94,673)
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
         (398,060)                 (12,055)             1,660,219           (44,263)             (21,508)             (118,625)
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
       $ (341,151)               $ (12,120)           $ 1,957,724         $ (34,300)            $ 51,505            $ (108,023)
==================== ======================== =================== ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                               MSF BARCLAYS
                                           MIST T. ROWE PRICE    MIST THIRD AVENUE        CAPITAL AGGREGATE          MSF BLACKROCK
                                               MID CAP GROWTH      SMALL CAP VALUE               BOND INDEX      AGGRESSIVE GROWTH
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (a)      INVESTMENT OPTION
                                           --------------------- -------------------- ------------------------ --------------------
INVESTMENT INCOME:
     Dividends                                           $ --            $ 109,229                     $ --             $ 10,225
                                           --------------------- -------------------- ------------------------ --------------------
EXPENSES:
     Mortality and expense risk
        charges                                         7,726               21,415                       16               11,113
                                           --------------------- -------------------- ---------- ------------- --------------------
           Net investment income (loss)                (7,726)              87,814                      (16)                (888)
                                           --------------------- -------------------- ---------- ------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                      110,848                   --                       --                   --
     Realized gains (losses) on sale of
        investments                                   122,248              166,198                       --              204,861
                                           --------------------- -------------------- ---------- ------------- --------------------
           Net realized gains (losses)                233,096              166,198                       --              204,861
                                           --------------------- -------------------- ---------- ------------- --------------------
     Change in unrealized gains (losses)
        on investments                               (270,751)          (1,108,079)                     642             (340,208)
                                           --------------------- -------------------- ---------- ------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments                 (37,655)            (941,881)                     642             (135,347)
                                           --------------------- -------------------- ---------- ------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (45,381)          $ (854,067)                   $ 626           $ (136,235)
                                           ===================== ==================== ======================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                MSF BLACKROCK
    MSF BLACKROCK        MSF BLACKROCK     MSF BLACKROCK     LEGACY LARGE CAP        MSF BLACKROCK         MSF FI VALUE
      BOND INCOME          DIVERSIFIED   LARGE CAP VALUE               GROWTH         MONEY MARKET              LEADERS
INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
         $ 57,327             $ 18,445          $ 36,159              $ 3,465                 $ --             $ 59,948
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
            5,127                1,834             5,710                4,357              351,853               11,906
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
           52,200               16,611            30,449                 (892)            (351,853)              48,042
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
               --                   --                --                   --                   --                   --
          127,528                6,017           117,288              399,341                   --              (83,337)
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
          127,528                6,017           117,288              399,341                   --              (83,337)
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
          (75,078)               7,297           (83,139)            (547,900)                  --             (289,230)
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
           52,450               13,314            34,149             (148,559)                  --             (372,567)
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
        $ 104,650             $ 29,925          $ 64,598           $ (149,451)          $ (351,853)          $ (324,525)
==================== ================= ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      MSF METLIFE            MSF METLIFE
                                                MSF JENNISON         CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE
                                                      GROWTH           ALLOCATION    MODERATE ALLOCATION    MID CAP STOCK INDEX
                                           INVESTMENT OPTION    INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                           -------------------- -------------------- ---------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                       $ 4,839             $ 49,689               $ 29,549               $ 30,039
                                           -------------------- -------------------- ---------------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                        5,094                4,384                  3,317                  4,523
                                           -------------------- -------------------- ---------------------- ----------------------
           Net investment income (loss)                 (255)              45,305                 26,232                 25,516
                                           -------------------- -------------------- ---------------------- ----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --                     --                137,898
     Realized gains (losses) on sale of
        investments                                   37,022               52,759                 20,784                228,213
                                           -------------------- -------------------- ---------------------- ----------------------
           Net realized gains (losses)                37,022               52,759                 20,784                366,111
                                           -------------------- -------------------- ---------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                               466,408              (37,615)               (16,008)              (396,543)
                                           -------------------- -------------------- ---------------------- ----------------------
     Net realized and change in unrealized
        gains (losses) on investments                503,430               15,144                  4,776                (30,432)
                                           -------------------- -------------------- ---------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 503,175             $ 60,449               $ 31,008               $ (4,916)
                                           ==================== ==================== ====================== ======================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                 MSF METLIFE
        MSF METLIFE              MODERATE TO          MSF METLIFE              MSF MFS                           MSF OPPENHEIMER
MODERATE ALLOCATION    AGGRESSIVE ALLOCATION          STOCK INDEX         TOTAL RETURN        MSF MFS VALUE        GLOBAL EQUITY
  INVESTMENT OPTION        INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
           $ 89,300                 $ 34,881            $ 549,736            $ 591,118            $ 189,544              $ 8,496
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
             14,645                    5,461               57,289               50,232               18,070                  990
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
             74,655                   29,420              492,447              540,886              171,474                7,506
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
                 --                       --              202,303                   --                   --                   --
            422,519                   41,795            1,111,353              (25,332)             365,179               11,822
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
            422,519                   41,795            1,313,656              (25,332)             365,179               11,822
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
           (518,819)                (160,346)          (1,340,705)              13,627             (499,863)             (68,634)
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
            (96,300)                (118,551)             (27,049)             (11,705)            (134,684)             (56,812)
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
          $ (21,645)               $ (89,131)           $ 465,398            $ 529,181             $ 36,790            $ (49,306)
====================== ======================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                           MSF WESTERN
                                            MSF RUSSELL 2000    MSF T. ROWE PRICE     ASSET MANAGEMENT            PIMCO VIT
                                                       INDEX     LARGE CAP GROWTH      U.S. GOVERNMENT         LOW DURATION
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                     $ 210,428                 $ --             $ 50,012            $ 639,691
                                           -------------------- -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                       41,111                2,218                2,101               86,832
                                           -------------------- -------------------- -------------------- --------------------
           Net investment income (loss)              169,317               (2,218)              47,911              552,859
                                           -------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --              114,780                   --
     Realized gains (losses) on sale of
        investments                                  564,261              114,408               43,758              232,552
                                           -------------------- -------------------- -------------------- --------------------
           Net realized gains (losses)               564,261              114,408              158,538              232,552
                                           -------------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                            (1,540,002)             (77,251)             (25,758)            (515,740)
                                           -------------------- -------------------- -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments               (975,741)              37,157              132,780             (283,188)
                                           -------------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (806,424)            $ 34,939            $ 180,691            $ 269,671
                                           ==================== ==================== ==================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

        PIMCO VIT          PIONEER VCT          PIONEER VCT            PUTNAM VT
     TOTAL RETURN     EMERGING MARKETS        MID CAP VALUE     MULTI-CAP GROWTH      ROYCE MICRO-CAP      ROYCE SMALL-CAP
INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
      $ 4,092,256                 $ --             $ 15,166                $ 547            $ 107,725             $ 35,280
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
          307,863                9,258                4,796                  350                9,287               17,860
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
        3,784,393               (9,258)              10,370                  197               98,438               17,420
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
        2,197,150                   --                   --                   --                   --                   --
        2,825,608              466,154              (62,077)              26,272              290,310              734,789
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
        5,022,758              466,154              (62,077)              26,272              290,310              734,789
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       (3,634,411)          (2,094,990)            (126,049)             (34,458)            (977,286)          (1,145,085)
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
        1,388,347           (1,628,836)            (188,126)              (8,186)            (686,976)            (410,296)
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
      $ 5,172,740         $ (1,638,094)          $ (177,756)            $ (7,989)          $ (588,538)          $ (392,876)
==================== ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                               VANGUARD VIF
                                                UIF EMERGING         VANGUARD VIF         VANGUARD VIF           SHORT-TERM
                                              MARKETS EQUITY    DIVERSIFIED VALUE         EQUITY INDEX     INVESTMENT-GRADE
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                      $ 15,744             $ 15,616             $ 22,418             $ 10,024
                                           -------------------- -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                       10,770                2,692                4,748                  967
                                           -------------------- -------------------- -------------------- --------------------
           Net investment income (loss)                4,974               12,924               17,670                9,057
                                           -------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --               44,262                2,845
     Realized gains (losses) on sale of
        investments                                1,799,824              (16,459)               7,036                   24
                                           -------------------- -------------------- -------------------- --------------------
           Net realized gains (losses)             1,799,824              (16,459)              51,298                2,869
                                           -------------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                            (2,420,160)              28,992              (50,059)              (6,713)
                                           -------------------- -------------------- -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments               (620,336)              12,533                1,239               (3,844)
                                           -------------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (615,362)            $ 25,457             $ 18,909              $ 5,213
                                           ==================== ==================== ==================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                        ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                        INTERMEDIATE BOND    INTERNATIONAL VALUE    AMERICAN CENTURY VP ULTRA
                                        INVESTMENT OPTION      INVESTMENT OPTION            INVESTMENT OPTION
                                    ------------------------ ---------------------- ----------------------------
                                       2011          2010       2011        2010        2011             2010
                                    ---------- ------------- ---------- ----------- ----------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 126        $ (964)     $ 390       $ 191       $ (79)            $ 68
  Net realized gains (losses)            14       107,048         97          53          26              (38)
  Change in unrealized gains
     (losses) on investments             36       (26,029)    (2,433)        241         398            3,986
                                    ---------- ------------- ---------- ----------- ----------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  176        80,055     (1,946)        485         345            4,016
                                    ---------- ------------- ---------- ----------- ----------- ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 745       880,132      3,205       1,240       1,913               --
  Net transfers (including
     fixed account)                     123    (3,781,080)     1,246       3,222       9,381               --
  Policy charges                       (160)       (9,454)      (506)       (329)       (409)            (309)
  Transfers for policy benefits
     and terminations                    (5)         (113)        --        (188)         (3)              (4)
                                    ---------- ------------- ---------- ----------- ----------- ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              703    (2,910,515)     3,945       3,945      10,882             (313)
                                    ---------- ------------- ---------- ----------- ----------- ----------------
     Net increase (decrease)
       in net assets                    879    (2,830,460)     1,999       4,430      11,227            3,703
NET ASSETS:
  Beginning of period                 2,307     2,832,767      7,125       2,695      29,363           25,660
                                    ---------- ------------- ---------- ----------- ----------- ----------------
  End of period                     $ 3,186       $ 2,307    $ 9,124     $ 7,125    $ 40,590         $ 29,363
                                    ========== ============= ========== =========== =========== ================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                     AMERICAN FUNDS GLOBAL
 AMERICAN CENTURY VP VISTA    AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH     SMALL CAPITALIZATION
         INVESTMENT OPTION      INVESTMENT OPTION               INVESTMENT OPTION        INVESTMENT OPTION
----------------------------- ---------------------- ------------------------------- ------------------------
       2011           2010        2011       2010           2011             2010       2011          2010
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
   $ (6,578)      $ (4,858)      $ 303      $ 193       $ 63,541        $ 170,872       $ 14          $ 16
    155,531         68,125          23         51      1,412,712          514,557         46            37
   (573,606)       649,559         212         70     (1,847,824)         934,888       (292)          138
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
   (424,653)       712,826         538        314       (371,571)       1,620,317       (232)          191
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
         --             --       2,760      1,443        244,028          697,114        260            72
    758,773        483,346       1,125      2,898     (8,569,750)      (6,161,981)        --           112
    (18,258)       (11,354)       (522)      (373)      (124,478)        (237,491)      (134)          (95)
         --             (1)         (9)      (263)       (26,610)        (132,083)        (6)           (2)
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
    740,515        471,991       3,354      3,705     (8,476,810)      (5,834,441)       120            87
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
    315,862      1,184,817       3,892      4,019     (8,848,381)      (4,214,124)      (112)          278
  4,024,294      2,839,477       6,959      2,940     14,374,548       18,588,672      1,120           842
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
$ 4,340,156    $ 4,024,294    $ 10,851    $ 6,959    $ 5,526,167     $ 14,374,548    $ 1,008       $ 1,120
============== ============== =========== ========== ============== ================ ========== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                  AMERICAN FUNDS        AMERICAN FUNDS
                                                  AMERICAN FUNDS                   GROWTH-INCOME      HIGH-INCOME BOND
                                        GROWTH INVESTMENT OPTION               INVESTMENT OPTION     INVESTMENT OPTION
                                    ------------------------------- ------------------------------- ---------------------
                                            2011            2010            2011            2010       2011    2010 (a)
                                    --------------- --------------- --------------- --------------- ---------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 303,414       $ 355,187       $ 250,115       $ 245,994      $ 420      $ 137
  Net realized gains (losses)            934,747        (346,022)        (39,226)     (1,746,254)      (134)         3
  Change in unrealized gains
     (losses) on investments          (5,510,835)     11,615,909        (527,315)      3,190,353       (320)        36
                                    --------------- --------------- --------------- --------------- ---------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations                (4,272,674)     11,625,074        (316,426)      1,690,093        (34)       176
                                    --------------- --------------- --------------- --------------- ---------- ----------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                1,077,064         707,432         951,935         285,463      2,234        256
  Net transfers (including
     fixed account)                   (3,928,949)     (6,050,702)     (2,182,605)     (5,896,563)    21,191      1,743
  Policy charges                        (961,920)       (873,869)       (321,889)       (357,918)      (231)       (70)
  Transfers for policy benefits
     and terminations                   (336,845)     (1,535,071)       (367,743)        (80,605)   (19,541)       (26)
                                    --------------- --------------- --------------- --------------- ---------- ----------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (4,150,650)     (7,752,210)     (1,920,302)     (6,049,623)     3,653      1,903
                                    --------------- --------------- --------------- --------------- ---------- ----------
     Net increase (decrease)
       in net assets                  (8,423,324)      3,872,864      (2,236,728)     (4,359,530)     3,619      2,079
NET ASSETS:
  Beginning of period                 75,200,296      71,327,432      20,136,279      24,495,809      2,079         --
                                    --------------- --------------- --------------- --------------- ---------- ----------
  End of period                     $ 66,776,972    $ 75,200,296    $ 17,899,551    $ 20,136,279    $ 5,698    $ 2,079
                                    =============== =============== =============== =============== ========== ==========

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                          AMERICAN FUNDS U.S.
AMERICAN FUNDS INTERNATIONAL      AMERICAN FUNDS NEW WORLD    GOVERNMENT/AAA-RATED SECURITIES    DELAWARE VIP SMALL CAP VALUE
           INVESTMENT OPTION             INVESTMENT OPTION                  INVESTMENT OPTION               INVESTMENT OPTION
------------------------------- ----------------------------- ---------------------------------- -------------------------------
        2011            2010           2011           2010         2011                  2010            2011            2010
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
   $ 371,041       $ 442,365       $ 95,564       $ 85,472      $ 9,762              $ 15,581        $ 41,932        $ 47,856
     580,249         546,898        440,284        248,765       15,109                15,510         187,627         (36,978)
  (4,511,826)        484,785     (1,492,639)       578,193        3,266                12,248        (419,234)      3,294,050
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
  (3,560,536)      1,474,048       (956,791)       912,430       28,137                43,339        (189,675)      3,304,928
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
       9,117              --            411             72       79,335                94,811         133,234          54,772
    (664,630)     (1,074,949)       (30,844)       466,394     (341,936)              389,790         899,061         789,001
    (201,466)       (190,350)       (27,251)       (20,818)      (8,934)              (16,543)       (190,704)       (157,196)
    (110,283)        (37,192)       (15,248)          (392)      (3,341)                 (596)        (97,326)       (720,436)
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
    (967,262)     (1,302,491)       (72,932)       445,256     (274,876)              467,462         744,265         (33,859)
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
  (4,527,798)        171,557     (1,029,723)     1,357,686     (246,739)              510,801         554,590       3,271,069
  25,599,431      25,427,874      6,574,546      5,216,860      957,120               446,319      13,624,676      10,353,607
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
$ 21,071,633    $ 25,599,431    $ 5,544,823    $ 6,574,546    $ 710,381             $ 957,120    $ 14,179,266    $ 13,624,676
=============== =============== ============== ============== ============ ===================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                   DREYFUS VIF OPPORTUNISTIC
                                    DREYFUS VIF APPRECIATION    DREYFUS VIF INTERNATIONAL VALUE                    SMALL CAP
                                           INVESTMENT OPTION                  INVESTMENT OPTION            INVESTMENT OPTION
                                    --------------------------- ---------------------------------- ----------------------------
                                           2011         2010      2011                  2010 (b)        2011            2010
                                    -------------- ------------ --------- ------------------------ ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 13,252     $ 13,987      $ 32                      $ 4      $ 1,947         $ 5,009
  Net realized gains (losses)            14,748      (41,055)       28                       (1)      (9,494)        (74,775)
  Change in unrealized gains
     (losses) on investments             36,095      125,396      (123)                      84     (141,948)        356,722
                                    -------------- ------------ --------- ------------------------ ------------ --- -----------
     Net increase (decrease)
       in net assets resulting
       from operations                   64,095       98,328       (63)                      87     (149,495)        286,956
                                    -------------- ------------ --------- ------------------------ ------------ --- -----------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   4,347        7,572       915                       98        6,838           1,135
  Net transfers (including
     fixed account)                     325,986      (84,504)   (1,187)                     735     (196,166)         73,074
  Policy charges                        (17,994)     (14,010)      (44)                     (28)     (17,433)        (16,250)
  Transfers for policy benefits
     and terminations                        --     (184,798)       --                       (9)      (2,124)        (33,092)
                                    -------------- ------------ --------- ------------------------ ------------ --- -----------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              312,339     (275,740)     (316)                     796     (208,885)         24,867
                                    -------------- ------------ --------- ------------------------ ------------ --- -----------
     Net increase (decrease)
       in net assets                    376,434     (177,412)     (379)                     883     (358,380)        311,823
NET ASSETS:
  Beginning of period                   752,576      929,988       883                       --    1,307,635         995,812
                                    -------------- ------------ --------- ------------------------ ------------ --- -----------
  End of period                     $ 1,129,010    $ 752,576     $ 504                    $ 883    $ 949,255     $ 1,307,635
                                    ============== ============ ========= ======================== ============ ===============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                             FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
    FIDELITY VIP CONTRAFUND  FIDELITY VIP EQUITY-INCOME      FREEDOM 2010       FREEDOM 2015       FREEDOM 2020       FREEDOM 2025
          INVESTMENT OPTION           INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
--------------------------- --------------------------- ------------------ ------------------ ------------------ ------------------
        2011          2010          2011          2010               2011               2011               2011            2011 (c)
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
   $ 181,974     $ 252,224     $ 273,347     $ 163,944               $ 45            $ 1,603           $ 23,425            $ 3,521
     973,861      (426,486)      378,764       350,875            (12,466)            (1,426)            (1,663)              (592)
  (1,998,077)    4,779,958      (567,464)      971,915               (496)            (3,656)           (59,030)            (9,105)
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
    (842,242)    4,605,696        84,647     1,486,734            (12,917)            (3,479)           (37,268)            (6,176)
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
     949,465       933,489         2,870           249              1,281                 --                 --                 --
  (4,500,486)   (8,184,950)      593,902      (768,777)            22,182             84,283          1,163,037            183,724
    (385,483)     (399,909)     (109,370)      (94,769)            (1,075)              (687)            (7,916)            (1,230)
    (137,529)     (386,787)      (56,846)      (24,860)                --                (12)              (156)               (23)
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
  (4,074,033)   (8,038,157)      430,556      (888,157)            22,388             83,584          1,154,965            182,471
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
  (4,916,275)   (3,432,461)      515,203       598,577              9,471             80,105          1,117,697            176,295
  31,066,090    34,498,551    11,168,654    10,570,077                 --                 --                 --                 --
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
$ 26,149,815  $ 31,066,090  $ 11,683,857  $ 11,168,654            $ 9,471           $ 80,105        $ 1,117,697          $ 176,295
============= ============= ============= ============= ================== ================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    FIDELITY VIP FREEDOM 2030    FIDELITY VIP HIGH INCOME          FIDELITY VIP INDEX 500
                                            INVESTMENT OPTION           INVESTMENT OPTION               INVESTMENT OPTION
                                    ---------------------------- --------------------------- -------------------------------
                                         2011            2010       2011             2010            2011            2010
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 5,293            $ 20      $ 304            $ 229       $ 534,639       $ 446,479
  Net realized gains (losses)          (1,915)            226         14               36       1,180,630       1,149,742
  Change in unrealized gains
     (losses) on investments          (11,643)            (67)      (184)              56      (1,098,733)      1,819,899
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (8,265)            179        134              321         616,536       3,416,120
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   183              90      1,018              610          73,673          88,589
  Net transfers (including
     fixed account)                   266,176          (1,137)       454            1,180       1,456,444        (792,187)
  Policy charges                       (1,777)            (40)      (226)            (160)       (126,046)        (94,311)
  Transfers for policy benefits
     and terminations                     (84)             (2)        (6)            (110)             (7)           (206)
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            264,498          (1,089)     1,240            1,520       1,404,064        (798,115)
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets                  256,233            (910)     1,374            1,841       2,020,600       2,618,005
NET ASSETS:
  Beginning of period                   1,099           2,009      3,127            1,286      26,772,663      24,154,658
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
  End of period                     $ 257,332         $ 1,099    $ 4,501          $ 3,127    $ 28,793,263    $ 26,772,663
                                    ============ =============== ========== ================ =============== ===============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                FIDELITY VIP                                                                   FTVIPT FRANKLIN SMALL-MID
       INVESTMENT GRADE BOND            FIDELITY VIP MID CAP         FIDELITY VIP OVERSEAS         CAP GROWTH SECURITIES
           INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
------------------------------- ------------------------------- ----------------------------- -----------------------------
       2011             2010            2011            2010           2011           2010           2011           2010
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
   $ 43,384         $ 32,465       $ (43,817)      $ (17,471)      $ 39,637       $ 49,213       $ (9,664)      $ (8,878)
     35,772           32,609         608,895        (559,240)      (433,165)      (187,932)       426,708        (22,892)
      9,051            7,840      (3,457,030)      6,774,074       (715,068)       770,569       (616,090)     1,214,060
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
     88,207           72,914      (2,891,952)      6,197,363     (1,108,596)       631,850       (199,046)     1,182,290
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
    234,641               36       1,034,778         462,645         88,697            191         23,905        131,799
    131,605          951,240      (1,418,164)     (2,799,769)      (737,264)      (508,325)      (502,758)      (167,678)
     (9,722)          (8,606)       (474,943)       (427,113)      (124,448)      (118,015)       (99,236)       (77,152)
         (6)              (3)       (619,097)       (716,137)       (20,409)       (34,422)      (660,399)      (140,029)
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
    356,518          942,667      (1,477,426)     (3,480,374)      (793,424)      (660,571)    (1,238,488)      (253,060)
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
    444,725        1,015,581      (4,369,378)      2,716,989     (1,902,020)       (28,721)    (1,437,534)       929,230
  1,015,867              286      27,430,792      24,713,803      5,650,769      5,679,490      5,765,871      4,836,641
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
$ 1,460,592      $ 1,015,867    $ 23,061,414    $ 27,430,792    $ 3,748,749    $ 5,650,769    $ 4,328,337    $ 5,765,871
============== ================ =============== =============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                  FTVIPT MUTUAL                 FTVIPT TEMPLETON                FTVIPT TEMPLETON
                                    GLOBAL DISCOVERY SECURITIES    DEVELOPING MARKETS SECURITIES              FOREIGN SECURITIES
                                              INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                    ------------------------------ -------------------------------- -------------------------------
                                       2011             2010 (b)          2011              2010            2011            2010
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 122                $ (3)      $ 60,025         $ 149,402       $ 311,523       $ 311,304
  Net realized gains (losses)           156                   5        870,824           216,221         424,582         (74,563)
  Change in unrealized gains
     (losses) on investments           (468)                320     (2,142,966)        1,316,461      (2,978,616)      1,211,944
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (190)                322     (1,212,117)        1,682,084      (2,242,511)      1,448,685
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  --                  --        288,866            77,028         791,458         389,495
  Net transfers (including
     fixed account)                     308               5,681     (3,339,141)       (1,481,274)        (48,779)       (199,770)
  Policy charges                       (155)                (23)      (143,889)         (152,446)       (225,287)       (219,535)
  Transfers for policy benefits
     and terminations                    (2)                 --             --           (29,411)        (23,859)       (394,963)
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              151               5,658     (3,194,164)       (1,586,103)        493,533        (424,773)
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
     Net increase (decrease)
       in net assets                    (39)              5,980     (4,406,281)           95,981      (1,748,978)      1,023,912
NET ASSETS:
  Beginning of period                 5,980                  --     10,522,048        10,426,067      19,835,410      18,811,498
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
  End of period                     $ 5,941             $ 5,980    $ 6,115,767      $ 10,522,048    $ 18,086,432    $ 19,835,410
                                    ========== =================== ============== ================= =============== ===============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

           FTVIPT TEMPLETON
     GLOBAL BOND SECURITIES INVESCO V.I. GLOBAL REAL ESTATE  INVESCO V.I. INTERNATIONAL GROWTH     JANUS ASPEN ENTERPRISE
          INVESTMENT OPTION               INVESTMENT OPTION                  INVESTMENT OPTION          INVESTMENT OPTION
--------------------------- -------------------------------- ---------------------------------- -------------------------
        2011          2010         2011                2010          2011                 2010         2011         2010
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
   $ 598,097     $ 139,316    $ 199,826           $ 183,597     $ 210,210            $ 408,192     $ (6,606)    $ (4,871)
     237,317        91,336      145,410             152,668       558,280             (646,041)     253,468      138,337
    (947,791)    1,045,566     (681,807)            259,981    (1,556,310)           2,346,513     (395,293)     614,804
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
    (112,377)    1,276,218     (336,571)            596,246      (787,820)           2,108,664     (148,431)     748,270
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
     512,114        72,831        3,397                 331       219,172              138,922           --           --
    (592,444)    1,679,718      976,473             752,038    (8,461,875)          (4,645,166)     468,508      561,194
    (119,431)     (108,092)     (23,898)            (13,903)     (139,297)            (182,448)     (18,325)     (11,348)
     (39,913)      (28,045)     (11,702)                (52)      (30,694)            (151,986)          --           (4)
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
    (239,674)    1,616,412      944,270             738,414    (8,412,694)          (4,840,678)     450,183      549,842
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
    (352,051)    2,892,630      607,699           1,334,660    (9,200,514)          (2,732,014)     301,752    1,298,112
  10,962,154     8,069,524    4,706,232           3,371,572    21,646,040           24,378,054    4,118,176    2,820,064
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
$ 10,610,103  $ 10,962,154  $ 5,313,931         $ 4,706,232  $ 12,445,526         $ 21,646,040  $ 4,419,928  $ 4,118,176
============= ============= ============== ================= =============== ================== ============ ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    JANUS ASPEN GLOBAL TECHNOLOGY        JANUS ASPEN OVERSEAS JANUS ASPEN PERKINS MID CAP VALUE
                                                INVESTMENT OPTION           INVESTMENT OPTION                 INVESTMENT OPTION
                                    ------------------------------ -------------------------- ----------------------------------
                                           2011              2010         2011          2010          2011                 2010
                                    -------------- --------------- ------------ ------------- --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (8,252)         $ (6,474)    $ 24,301      $ 29,052      $ 44,741             $ 39,156
  Net realized gains (losses)           440,255            91,010      505,681       315,573       727,561              350,426
  Change in unrealized gains
     (losses) on investments           (826,126)          973,496   (4,374,530)    1,112,133    (1,084,032)           1,036,254
                                    -------------- --------------- ------------ ------------- --------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (394,123)        1,058,032   (3,844,548)    1,456,758      (311,730)           1,425,836
                                    -------------- --------------- ------------ ------------- --------------- ------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 216,923           297,206      351,996            72        13,449                   --
  Net transfers (including
     fixed account)                  (1,007,823)        2,629,172    1,392,036     4,561,066    (1,629,200)          (1,330,401)
  Policy charges                        (49,902)          (40,280)     (98,200)      (47,753)      (64,226)             (61,223)
  Transfers for policy benefits
     and terminations                        --           (17,791)    (738,533)           --            --              (26,250)
                                    -------------- --------------- ------------ ------------- --------------- ------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             (840,802)        2,868,307      907,299     4,513,385    (1,679,977)          (1,417,874)
                                    -------------- --------------- ------------ ------------- --------------- ------------------
     Net increase (decrease)
       in net assets                 (1,234,925)        3,926,339   (2,937,249)    5,970,143    (1,991,707)               7,962
NET ASSETS:
  Beginning of period                 5,467,249         1,540,910   10,664,969     4,694,826    12,037,884           12,029,922
                                    -------------- --------------- ------------ ------------- --------------- ------------------
  End of period                     $ 4,232,324       $ 5,467,249  $ 7,727,720  $ 10,664,969  $ 10,046,177         $ 12,037,884
                                    ============== =============== ============ ============= =============== ==================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                    LMPVET CLEARBRIDGE       LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
   JANUS ASPEN WORLDWIDE    VARIABLE AGGRESSIVE GROWTH    VARIABLE APPRECIATION    VARIABLE EQUITY INCOME BUILDER
       INVESTMENT OPTION             INVESTMENT OPTION        INVESTMENT OPTION                 INVESTMENT OPTION
--------------------------- ----------------------------- ------------------------ ---------------------------------
     2011           2010           2011           2010        2011         2010           2011               2010
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
  $ 1,568        $ 2,551         $ (295)        $ (492)      $ 247        $ 200       $ 31,632           $ 34,306
   60,075          6,567        102,265         15,929         (42)         (68)       (16,438)           (16,409)
 (142,288)       123,851        (63,011)       283,264         236        1,594         58,949             87,610
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
  (80,645)       132,969         38,959        298,701         441        1,726         74,143            105,507
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
   15,876        101,537        104,057        177,184         113           --             52                219
  (28,047)       (80,458)      (186,736)       225,076       1,971          111         24,220             14,981
  (10,977)       (14,008)       (35,444)       (24,964)       (280)        (228)       (10,054)           (10,406)
 (387,267)       (22,110)            --             --          (5)          (2)        (3,808)               (16)
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
 (410,415)       (15,039)      (118,123)       377,296       1,799         (119)        10,410              4,778
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
 (491,060)       117,930        (79,164)       675,997       2,240        1,607         84,553            110,285
1,028,025        910,095      1,722,228      1,046,231      15,691       14,084        973,126            862,841
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
$ 536,965    $ 1,028,025    $ 1,643,064    $ 1,722,228    $ 17,931     $ 15,691    $ 1,057,679          $ 973,126
============ ============== ============== ============== =========== ============ ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                    LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
                                    VARIABLE FUNDAMENTAL ALL CAP VALUE    VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE
                                                     INVESTMENT OPTION            INVESTMENT OPTION             INVESTMENT OPTION
                                    ------------------------------------ ---------------------------- -----------------------------
                                           2011                  2010         2011            2010           2011           2010
                                    -------------- --------------------- ------------ --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 25,912              $ 46,077      $ 1,487          $ (533)      $ 45,524      $ 111,834
  Net realized gains (losses)           148,549               (12,624)      27,812          17,635        261,594         (3,853)
  Change in unrealized gains
     (losses) on investments           (308,754)              434,569      (31,176)         36,801       (101,642)       267,969
                                    -------------- --------------------- ------------ --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (134,293)              468,022       (1,877)         53,903        205,476        375,950
                                    -------------- --------------------- ------------ --------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  13,889                 3,146          846           2,318        116,004        257,657
  Net transfers (including
     fixed account)                    (978,310)             (276,599)     (10,248)       (147,062)    (1,945,965)       434,610
  Policy charges                        (43,538)              (47,756)      (6,713)         (8,081)       (54,453)       (54,885)
  Transfers for policy benefits
     and terminations                       (85)              (40,346)          (9)       (129,181)      (582,929)      (144,194)
                                    -------------- --------------------- ------------ --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions           (1,008,044)             (361,555)     (16,124)       (282,006)    (2,467,343)       493,188
                                    -------------- --------------------- ------------ --------------- -------------- --------------
     Net increase (decrease)
       in net assets                 (1,142,337)              106,467      (18,001)       (228,103)    (2,261,867)       869,138
NET ASSETS:
  Beginning of period                 3,308,244             3,201,777      588,978         817,081      4,337,297      3,468,159
                                    -------------- --------------------- ------------ --------------- -------------- --------------
  End of period                     $ 2,165,907           $ 3,308,244    $ 570,977       $ 588,978    $ 2,075,430    $ 4,337,297
                                    ============== ===================== ============ =============== ============== ==============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

LMPVET GLOBAL CURRENTS
VARIABLE INTERNATIONAL                    LMPVET INVESTMENT               LMPVIT WESTERN ASSET          LMPVIT WESTERN ASSET
   ALL CAP OPPORTUNITY    COUNSEL VARIABLE SOCIAL AWARENESS    VARIABLE GLOBAL HIGH YIELD BOND       VARIABLE STRATEGIC BOND
     INVESTMENT OPTION                    INVESTMENT OPTION                  INVESTMENT OPTION             INVESTMENT OPTION
------------------------- ------------------------------------ ---------------------------------- -----------------------------
     2011         2010         2011                    2010           2011                2010           2011           2010
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
 $ 48,520      $ 7,818      $ 3,390                 $ 5,563      $ 505,421           $ 486,405       $ 41,076       $ 32,038
  (83,722)     (45,258)      22,493                   1,863        (93,429)             (5,195)         6,681             25
  (30,654)      55,269      (27,742)                 51,036       (359,334)            282,539         27,196        123,113
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
  (65,856)      17,829       (1,859)                 58,462         52,658             763,749         74,953        155,176
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
       --           --        2,499                     270             73                  36             --             --
  (10,169)         (88)    (119,817)                (23,839)       438,833                  --        (23,941)      (325,248)
   (8,396)      (6,375)     (10,060)                 (8,622)       (63,802)            (50,879)       (14,111)       (16,147)
       (9)          (9)      (1,770)                     --        (29,938)            (14,042)           (11)            (5)
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
  (18,574)      (6,472)    (129,148)                (32,191)       345,166             (64,885)       (38,063)      (341,400)
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
  (84,430)      11,357     (131,007)                 26,271        397,824             698,864         36,890       (186,224)
  580,456      569,099      512,291                 486,020      5,944,890           5,246,026      1,249,766      1,435,990
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
$ 496,026    $ 580,456    $ 381,284               $ 512,291    $ 6,342,714         $ 5,944,890    $ 1,286,656    $ 1,249,766
============ ============ ============ ======================= ============== =================== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    MFS VIT NEW DISCOVERY       MIST BLACKROCK HIGH YIELD    MIST BLACKROCK LARGE CAP CORE
                                        INVESTMENT OPTION               INVESTMENT OPTION                INVESTMENT OPTION
                                    ------------------------ ------------------------------- --------------------------------
                                        2011      2010 (b)           2011            2010            2011             2010
                                    ----------- ------------ --------------- --------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (44)        $ (8)    $ 1,534,187     $ 1,457,640        $ 78,875         $ 92,729
  Net realized gains (losses)          1,670           34         908,658         335,219         (23,289)         (44,771)
  Change in unrealized gains
     (losses) on investments          (4,417)       2,910      (1,758,772)      1,512,127        (247,334)       1,051,182
                                    ----------- ------------ --------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                (2,791)       2,936         684,073       3,304,986        (191,748)       1,099,140
                                    ----------- ------------ --------------- --------------- --------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   63           --         316,611         493,696              --               --
  Net transfers (including
     fixed account)                    1,097       18,678        (216,557)      3,474,359       1,753,634         (987,187)
  Policy charges                        (592)         (74)       (178,095)       (166,628)        (99,944)         (83,785)
  Transfers for policy benefits
     and terminations                     --         (405)     (2,854,693)       (134,388)        (48,138)         (21,113)
                                    ----------- ------------ --------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions               568       18,199      (2,932,734)      3,667,039       1,605,552       (1,092,085)
                                    ----------- ------------ --------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets                  (2,223)      21,135      (2,248,661)      6,972,025       1,413,804            7,055
NET ASSETS:
  Beginning of period                 21,135           --      25,706,919      18,734,894       9,555,864        9,548,809
                                    ----------- ------------ --------------- --------------- --------------- ----------------
  End of period                     $ 18,912     $ 21,135    $ 23,458,258    $ 25,706,919    $ 10,969,668      $ 9,555,864
                                    =========== ============ =============== =============== =============== ================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                          MIST HARRIS OAKMARK
MIST CLARION GLOBAL REAL ESTATE                 INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH                MIST JANUS FORTY
              INVESTMENT OPTION             INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
---------------------------------- ----------------------------- -------------------------------- -------------------------------
        2011               2010           2011           2010         2011                2010            2011            2010
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
   $ 604,725        $ 1,079,484       $ (9,696)     $ 142,436       $ (617)             $ (328)      $ 334,392       $ 298,000
    (625,372)          (940,060)       832,390        157,086        8,603                  60       1,016,411         702,103
    (861,914)         1,874,704     (1,619,815)       876,133      (16,865)             37,946      (2,936,441)        821,605
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
    (882,561)         2,014,128       (797,121)     1,175,655       (8,879)             37,678      (1,585,638)      1,821,708
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
     288,699            212,905         10,720        212,167           --                  --         170,097         446,076
   1,312,112            274,271       (601,331)       (20,757)     429,489               7,581       1,865,953       1,106,662
    (145,982)          (127,105)       (52,708)       (70,219)      (2,745)             (1,523)       (206,858)       (180,599)
    (727,253)           (20,922)    (1,718,673)       (47,649)          --             (11,116)     (2,562,130)       (106,947)
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
     727,576            339,149     (2,361,992)        73,542      426,744              (5,058)       (732,938)      1,265,192
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
    (154,985)         2,353,277     (3,159,113)     1,249,197      417,865              32,620      (2,318,576)      3,086,900
  14,763,665         12,410,388      8,667,146      7,417,949      182,234             149,614      22,164,389      19,077,489
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
$ 14,608,680       $ 14,763,665    $ 5,508,033    $ 8,667,146    $ 600,099           $ 182,234    $ 19,845,813    $ 22,164,389
=============== ================== ============== ============== ============ =================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                          MIST LOOMIS SAYLES
                                           MIST LAZARD MID CAP                GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE
                                             INVESTMENT OPTION             INVESTMENT OPTION                  INVESTMENT OPTION
                                    ----------------------------- ----------------------------- ----------------------------------
                                           2011           2010           2011           2010         2011                  2010
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 13,405       $ 13,879      $ 107,884      $ 121,409     $ 40,379              $ 45,685
  Net realized gains (losses)            93,854         10,683        (22,083)       (10,406)      22,494                14,540
  Change in unrealized gains
     (losses) on investments           (193,747)       313,181       (152,980)       719,036      (32,235)               29,236
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (86,488)       337,743        (67,179)       830,039       30,638                89,461
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                     801         33,038          3,538          3,759        1,314                 1,472
  Net transfers (including
     fixed account)                    (310,742)      (234,358)      (646,515)        55,175     (157,634)              (19,977)
  Policy charges                        (30,009)       (25,574)       (42,255)       (37,166)      (9,981)              (11,022)
  Transfers for policy benefits
     and terminations                        --             --        (20,183)        (9,644)          (8)              (19,485)
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             (339,950)      (226,894)      (705,415)        12,124     (166,309)              (49,012)
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
     Net increase (decrease)
       in net assets                   (426,438)       110,849       (772,594)       842,163     (135,671)               40,449
NET ASSETS:
  Beginning of period                 1,722,771      1,611,922      4,601,659      3,759,496      753,286               712,837
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
  End of period                     $ 1,296,333    $ 1,722,771    $ 3,829,065    $ 4,601,659    $ 617,615             $ 753,286
                                    ============== ============== ============== ============== ============ =====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                    MIST METLIFE                                                                            MIST
                                      AGGRESSIVE                     MIST MFS                                     MORGAN STANLEY
MIST LORD ABBETT MID CAP VALUE          STRATEGY      EMERGING MARKETS EQUITY MIST MFS RESEARCH INTERNATIONAL     MID CAP GROWTH
             INVESTMENT OPTION INVESTMENT OPTION            INVESTMENT OPTION               INVESTMENT OPTION  INVESTMENT OPTION
------------------------------ ------------------ --------------------------- -------------------------------- ------------------
       2011              2010            2011 (d)        2011           2010         2011                2010            2011 (c)
------------- ---------------- ------------------ ------------     ---------- -------------- ----------------- ------------------
   $ 23,238          $ 24,100           $ (3,539)    $ 61,504       $ 50,182     $ 56,909            $ 47,385              $ (65)
    (45,141)         (304,639)           (45,391)     419,433        131,449         (528)           (139,035)            (1,309)
   (222,520)        1,713,817           (351,448)  (1,349,479)       923,124     (397,532)            442,828            (10,746)
------------- ---------------- ------------------ ------------ --- ---------- -------------- ----------------- ------------------
   (244,423)        1,433,278           (400,378)    (868,542)     1,104,755     (341,151)            351,178            (12,120)
------------- ---------------- ------------------ ------------ --- ---------- -------------- ----------------- ------------------
     95,700            51,489             86,384      389,837        455,300       11,140               8,937              2,744
   (350,794)           38,599          2,757,684     (348,996)      (259,860)    (539,062)            339,339             86,717
   (119,621)          (98,722)           (17,284)     (80,453)       (88,864)    (110,365)           (120,744)              (947)
       (357)          (74,186)            (2,252)  (1,572,531)       (59,166)     (34,289)           (111,191)           (13,073)
------------- ---------------- ------------------ ------------ --- ---------- -------------- ----------------- ------------------
   (375,072)          (82,820)         2,824,532   (1,612,143)        47,410     (672,576)            116,341             75,441
------------- ---------------- ------------------ ------------ --- ---------- -------------- ----------------- ------------------
   (619,495)        1,350,458          2,424,154   (2,480,685)     1,152,165   (1,013,727)            467,519             63,321
  7,087,154         5,736,696                 --    6,190,495      5,038,330    3,944,359           3,476,840                 --
------------- ---------------- ------------------ ------------ --- ---------- -------------- ----------------- ------------------
$ 6,467,659       $ 7,087,154        $ 2,424,154  $ 3,709,810    $ 6,190,495  $ 2,930,632         $ 3,944,359           $ 63,321
============= ================ ================== ============ === ========== ============== ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                              MIST PIMCO INFLATION
                                                    PROTECTED BOND         MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME
                                                 INVESTMENT OPTION         INVESTMENT OPTION                INVESTMENT OPTION
                                    --------------------------------- ------------------------- --------------------------------
                                            2011              2010         2011         2010           2011              2010
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 297,505         $ 342,300      $ 9,963     $ 13,998       $ 73,013          $ 76,008
  Net realized gains (losses)          1,388,354           980,666       60,665       63,349         12,198            (3,866)
  Change in unrealized gains
     (losses) on investments             271,865          (196,257)    (104,928)      14,651        (33,706)           47,610
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 1,957,724         1,126,709      (34,300)      91,998         51,505           119,752
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  928,785           507,320           --           --        293,319            14,477
  Net transfers (including
     fixed account)                    1,625,499        (2,903,331)    (173,535)     (14,265)       (49,380)        1,237,908
  Policy charges                        (194,382)         (145,256)     (17,381)     (17,711)       (11,999)           (9,864)
  Transfers for policy benefits
     and terminations                    (11,458)         (446,541)          (2)          --             (8)               (5)
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             2,348,444        (2,987,808)    (190,918)     (31,976)       231,932         1,242,516
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
     Net increase (decrease)
       in net assets                   4,306,168        (1,861,099)    (225,218)      60,022        283,437         1,362,268
NET ASSETS:
  Beginning of period                 15,365,358        17,226,457      783,816      723,794      1,363,634             1,366
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
  End of period                     $ 19,671,526      $ 15,365,358    $ 558,598    $ 783,816    $ 1,647,071       $ 1,363,634
                                    =============== ================= ============ ============ ============== =================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                               MSF BARCLAYS
        MIST T. ROWE PRICE            MIST T. ROWE PRICE             MIST THIRD AVENUE    CAPITAL AGGREGATE
           LARGE CAP VALUE                MID CAP GROWTH               SMALL CAP VALUE           BOND INDEX
         INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION    INVESTMENT OPTION
----------------------------- ----------------------------- ----------------------------- --------------------
       2011           2010           2011           2010           2011           2010              2011 (c)
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
   $ 10,602       $ 18,525       $ (7,726)      $ (3,689)      $ 87,814       $ 81,865                $ (16)
    (23,952)       (59,686)       233,096         71,349        166,198        (48,860)                  --
    (94,673)       401,530       (270,751)       569,608     (1,108,079)     1,623,110                  642
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
   (108,023)       360,369        (45,381)       637,268       (854,067)     1,656,115                  626
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
      1,658            325        381,172        293,209        626,461        327,234                   --
     60,375          7,391       (882,504)     1,431,069       (667,058)    (1,209,060)             161,039
    (31,848)       (27,599)       (36,375)       (22,475)      (113,420)      (112,931)                  --
         (6)       (30,171)       (16,083)           (13)       (31,060)       (44,613)                  --
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
     30,179        (50,054)      (553,790)     1,701,790       (185,077)    (1,039,370)             161,039
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
    (77,844)       310,315       (599,171)     2,339,058     (1,039,144)       616,745              161,665
  2,518,718      2,208,403      3,949,437      1,610,379      9,656,765      9,040,020                   --
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
$ 2,440,874    $ 2,518,718    $ 3,350,266    $ 3,949,437    $ 8,617,621    $ 9,656,765            $ 161,665
============== ============== ============== ============== ============== ============== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    MSF BLACKROCK AGGRESSIVE GROWTH     MSF BLACKROCK BOND INCOME    MSF BLACKROCK DIVERSIFIED
                                                  INVESTMENT OPTION             INVESTMENT OPTION            INVESTMENT OPTION
                                    ---------------------------------- ----------------------------- ----------------------------
                                           2011                2010           2011           2010         2011            2010
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (888)          $ (11,972)      $ 52,200      $ 147,591     $ 16,611        $ 11,933
  Net realized gains (losses)           204,861              52,388        127,528         20,608        6,017          (3,065)
  Change in unrealized gains
     (losses) on investments           (340,208)            729,016        (75,078)       138,779        7,297          63,524
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (136,235)            769,432        104,650        306,978       29,925          72,392
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 313,699             184,844          5,359        276,048           --              --
  Net transfers (including
     fixed account)                     108,743             206,833       (328,372)       513,433      (60,391)         68,910
  Policy charges                        (85,801)            (92,209)       (29,931)       (53,179)     (11,102)         (9,896)
  Transfers for policy benefits
     and terminations                (1,061,002)            (65,178)    (3,322,208)      (133,525)          --         (16,161)
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             (724,361)            234,290     (3,675,152)       602,777      (71,493)         42,853
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
     Net increase (decrease)
       in net assets                   (860,596)          1,003,722     (3,570,502)       909,755      (41,568)        115,245
NET ASSETS:
  Beginning of period                 5,641,801           4,638,079      5,166,626      4,256,871      785,127         669,882
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
  End of period                     $ 4,781,205         $ 5,641,801    $ 1,596,124    $ 5,166,626    $ 743,559       $ 785,127
                                    ============== =================== ============== ============== ============ ===============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

             MSF BLACKROCK                 MSF BLACKROCK
           LARGE CAP VALUE       LEGACY LARGE CAP GROWTH        MSF BLACKROCK MONEY MARKET          MSF FI VALUE LEADERS
         INVESTMENT OPTION             INVESTMENT OPTION                 INVESTMENT OPTION             INVESTMENT OPTION
----------------------------- ----------------------------- --------------------------------- -----------------------------
       2011           2010           2011           2010             2011             2010           2011           2010
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
   $ 30,449       $ 21,190         $ (892)         $ (71)      $ (351,853)      $ (315,928)      $ 48,042       $ 76,358
    117,288         27,889        399,341        120,827               --               --        (83,337)      (313,328)
    (83,139)       214,577       (547,900)       330,100               --               --       (289,230)     1,009,846
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
     64,598        263,656       (149,451)       450,856         (351,853)        (315,928)      (324,525)       772,876
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
      1,818            195          1,342        164,494          792,061        1,203,582        313,056        220,855
    170,040        595,004       (184,422)       (43,329)      37,029,144         (170,643)      (906,302)      (319,779)
    (15,924)       (10,984)       (22,348)       (28,993)      (3,187,656)      (2,746,648)       (91,732)      (101,747)
         --            (18)    (1,014,594)       (39,504)     (14,028,906)      (2,856,481)      (539,191)      (105,389)
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
    155,934        584,197     (1,220,022)        52,668       20,604,643       (4,570,190)    (1,224,169)      (306,060)
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
    220,532        847,853     (1,369,473)       503,524       20,252,790       (4,886,118)    (1,548,694)       466,816
  3,692,296      2,844,443      2,884,840      2,381,316      149,581,427      154,467,545      6,375,101      5,908,285
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
$ 3,912,828    $ 3,692,296    $ 1,515,367    $ 2,884,840    $ 169,834,217    $ 149,581,427    $ 4,826,407    $ 6,375,101
============== ============== ============== ============== ================ ================ ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                MSF METLIFE                         MSF METLIFE
                                           MSF JENNISON GROWTH      CONSERVATIVE ALLOCATION CONSERVATIVE TO MODERATE ALLOCATION
                                             INVESTMENT OPTION            INVESTMENT OPTION                   INVESTMENT OPTION
                                    ----------------------------- ------------------------- -----------------------------------
                                           2011        2010 (a)          2011         2010         2011                   2010
                                    -------------- -------------- ------------ ------------ -------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (255)       $ 6,626       $ 45,305     $ 51,557     $ 26,232               $ 19,992
  Net realized gains (losses)            37,022         (8,961)        52,759       30,433       20,784                  2,308
  Change in unrealized gains
     (losses) on investments            466,408        133,033        (37,615)      53,553      (16,008)                47,459
                                    -------------- -------------- ------------ ------------ -------------- --------------------
     Net increase (decrease)
       in net assets resulting
       from operations                  503,175        130,698         60,449      135,543       31,008                 69,759
                                    -------------- -------------- ------------ ------------ -------------- --------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 293,547             --        221,564      196,664       42,369                 14,784
  Net transfers (including
     fixed account)                   4,502,423      1,320,752        (14,178)     536,787    1,040,832                105,026
  Policy charges                        (23,064)        (9,440)       (24,084)     (21,624)     (17,035)                (8,351)
  Transfers for policy benefits
     and terminations                        (3)            (3)        (7,167)      (1,861)      (5,129)                  (848)
                                    -------------- -------------- ------------ ------------ -------------- --------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            4,772,903      1,311,309        176,135      709,966    1,061,037                110,611
                                    -------------- -------------- ------------ ------------ -------------- --------------------
     Net increase (decrease)
       in net assets                  5,276,078      1,442,007        236,584      845,509    1,092,045                180,370
NET ASSETS:
  Beginning of period                 1,442,007             --      1,916,597    1,071,088      772,226                591,856
                                    -------------- -------------- ------------ ------------ -------------- --------------------
  End of period                     $ 6,718,085    $ 1,442,007    $ 2,153,181  $ 1,916,597  $ 1,864,271              $ 772,226
                                    ============== ============== ============ ============ ============== ====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                        MSF METLIFE                   MSF METLIFE
MSF METLIFE MID CAP STOCK INDEX  MSF METLIFE MODERATE ALLOCATION  MODERATE TO AGGRESSIVE ALLOCATION                   STOCK INDEX
              INVESTMENT OPTION                INVESTMENT OPTION                  INVESTMENT OPTION             INVESTMENT OPTION
-------------------------------- -------------------------------- ---------------------------------- -----------------------------
       2011                2010         2011                2010         2011                  2010          2011          2010
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
   $ 25,516            $ 17,259     $ 74,655            $ 76,106     $ 29,420              $ 40,025     $ 492,447     $ 496,660
    366,111              47,309      422,519              23,116       41,795                23,445     1,313,656       (78,805)
   (396,543)            396,939     (518,819)            569,618     (160,346)              205,497    (1,340,705)    4,072,417
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
     (4,916)            461,507      (21,645)            668,840      (89,131)              268,967       465,398     4,490,272
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
      1,194               3,949      530,331             838,488      114,198                87,794     1,153,630       737,779
    284,578             402,332   (1,498,358)          2,097,976       71,932               (16,158)   (8,044,461)      604,640
    (13,016)             (7,173)     (69,059)            (51,032)     (33,803)              (28,094)     (585,804)     (577,305)
         (6)                 (9)     (19,457)             (7,425)     (11,203)               (3,066)   (1,501,728)   (1,165,927)
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
    272,750             399,099   (1,056,543)          2,878,007      141,124                40,476    (8,978,363)     (400,813)
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
    267,834             860,606   (1,078,188)          3,546,847       51,993               309,443    (8,512,965)    4,089,459
  2,582,576           1,721,970    6,796,849           3,250,002    2,213,036             1,903,593    34,028,871    29,939,412
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
$ 2,850,410         $ 2,582,576  $ 5,718,661         $ 6,796,849  $ 2,265,029           $ 2,213,036  $ 25,515,906  $ 34,028,871
============== ================= ============== ================= ============== =================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                            MSF MFS TOTAL RETURN                   MSF MFS VALUE    MSF OPPENHEIMER GLOBAL EQUITY
                                               INVESTMENT OPTION               INVESTMENT OPTION                INVESTMENT OPTION
                                    ------------------------------- ------------------------------- --------------------------------
                                            2011            2010            2011            2010         2011                2010
                                    --------------- --------------- --------------- --------------- ------------ -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 540,886       $ 665,695       $ 171,474       $ 121,216      $ 7,506             $ 4,020
  Net realized gains (losses)            (25,332)       (220,533)        365,179         163,632       11,822               3,422
  Change in unrealized gains
     (losses) on investments              13,627       1,921,376        (499,863)        703,382      (68,634)             51,869
                                    --------------- --------------- --------------- --------------- ------------ -------------------
     Net increase (decrease)
       in net assets resulting
       from operations                   529,181       2,366,538          36,790         988,230      (49,306)             59,311
                                    --------------- --------------- --------------- --------------- ------------ -------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  619,328         363,458           8,774           6,454       80,238                 619
  Net transfers (including
     fixed account)                   (1,284,447)      1,145,149       2,635,545       1,876,895      (35,754)            115,338
  Policy charges                        (480,543)       (480,185)        (53,451)        (33,968)      (7,915)             (6,002)
  Transfers for policy benefits
     and terminations                 (2,987,895)       (111,456)        (30,603)            (11)         (37)               (113)
                                    --------------- --------------- --------------- --------------- ------------ -------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (4,133,557)        916,966       2,560,265       1,849,370       36,532             109,842
                                    --------------- --------------- --------------- --------------- ------------ -------------------
     Net increase (decrease)
       in net assets                  (3,604,376)      3,283,504       2,597,055       2,837,600      (12,774)            169,153
NET ASSETS:
  Beginning of period                 26,638,450      23,354,946      11,313,054       8,475,454      472,200             303,047
                                    --------------- --------------- --------------- --------------- ------------ -------------------
  End of period                     $ 23,034,074    $ 26,638,450    $ 13,910,109    $ 11,313,054    $ 459,426           $ 472,200
                                    =============== =============== =============== =============== ============ ===================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                         MSF T. ROWE PRICE    MSF WESTERN ASSET MANAGEMENT
      MSF RUSSELL 2000 INDEX              LARGE CAP GROWTH                 U.S. GOVERNMENT          PIMCO VIT LOW DURATION
           INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
------------------------------- ----------------------------- ------------------------------- -------------------------------
        2011            2010           2011           2010           2011             2010            2011            2010
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
   $ 169,317       $ 140,491       $ (2,218)      $ (1,947)      $ 47,911        $ 203,712       $ 552,859       $ 260,462
     564,261        (135,103)       114,408         (7,089)       158,538           50,769         232,552         107,244
  (1,540,002)      4,128,577        (77,251)       241,762        (25,758)         117,363        (515,740)        538,193
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
    (806,424)      4,133,965         34,939        232,726        180,691          371,844         269,671         905,899
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
     288,925         228,653          6,670             --         69,677          127,685          40,422          65,274
    (890,832)      3,318,449       (648,120)        26,641       (792,787)          56,384      22,470,233       1,446,978
    (245,326)       (230,475)       (16,006)       (18,672)      (106,186)        (176,847)       (426,886)       (230,453)
  (1,712,756)       (365,833)        (6,248)       (14,948)    (1,280,449)      (2,966,413)        (28,962)       (148,253)
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
  (2,559,989)      2,950,794       (663,704)        (6,979)    (2,109,745)      (2,959,191)     22,054,807       1,133,546
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
  (3,366,413)      7,084,759       (628,765)       225,747     (1,929,054)      (2,587,347)     22,324,478       2,039,445
  20,357,543      13,272,784      1,652,231      1,426,484      5,097,375        7,684,722      18,779,369      16,739,924
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
$ 16,991,130    $ 20,357,543    $ 1,023,466    $ 1,652,231    $ 3,168,321      $ 5,097,375    $ 41,103,847    $ 18,779,369
=============== =============== ============== ============== ============== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                            PIMCO VIT TOTAL RETURN    PIONEER VCT EMERGING MARKETS     PIONEER VCT MID CAP VALUE
                                                 INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
                                    --------------------------------- ------------------------------- -----------------------------
                                             2011             2010           2011             2010           2011           2010
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 3,784,393      $ 4,024,873       $ (9,258)        $ 10,605       $ 10,370       $ 13,461
  Net realized gains (losses)           5,022,758        8,078,601        466,154          266,983        (62,077)       (80,179)
  Change in unrealized gains
     (losses) on investments           (3,634,411)       1,565,490     (2,094,990)         543,753       (126,049)       407,464
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  5,172,740       13,668,964     (1,638,094)         821,341       (177,756)       340,746
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 1,820,570        1,754,009        103,675           24,614        173,920        217,978
  Net transfers (including
     fixed account)                   (28,638,894)       1,105,696        306,384          811,105       (798,452)      (135,691)
  Policy charges                       (2,180,111)      (2,641,170)       (28,635)         (24,203)       (32,723)       (32,596)
  Transfers for policy benefits
     and terminations                  (8,779,812)      (1,745,448)            --               --        (15,456)       (25,903)
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (37,778,247)      (1,526,913)       381,424          811,516       (672,711)        23,788
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets                  (32,605,507)      12,142,051     (1,256,670)       1,632,857       (850,467)       364,534
NET ASSETS:
  Beginning of period                 185,834,822      173,692,771      6,664,200        5,031,343      2,336,839      1,972,305
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
  End of period                     $ 153,229,315    $ 185,834,822    $ 5,407,530      $ 6,664,200    $ 1,486,372    $ 2,336,839
                                    ================ ================ ============== ================ ============== ==============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

PUTNAM VT MULTI-CAP GROWTH               ROYCE MICRO-CAP                ROYCE SMALL-CAP    UIF EMERGING MARKETS EQUITY
         INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
----------------------------- ----------------------------- ------------------------------ ------------------------------
     2011             2010           2011           2010           2011            2010           2011            2010
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
    $ 197            $ 207       $ 98,438       $ 59,401       $ 17,420        $ (4,297)       $ 4,974        $ 24,255
   26,272           10,281        290,310        168,871        734,789         319,585      1,799,824           9,222
  (34,458)          16,780       (977,286)       691,691     (1,145,085)      1,576,780     (2,420,160)      1,887,461
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
   (7,989)          27,268       (588,538)       919,963       (392,876)      1,892,068       (615,362)      1,920,938
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
       --               49        417,713         57,564         36,763          62,793             --              --
   (9,657)         (13,970)       397,347        888,229     (1,353,579)       (126,334)    (6,169,304)      4,504,220
   (1,566)          (1,406)      (110,752)       (84,754)      (106,501)        (84,173)       (42,732)        (77,585)
       (2)             (15)      (382,510)        (3,406)          (132)        (11,408)       (41,232)        (26,353)
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
  (11,225)         (15,342)       321,798        857,633     (1,423,449)       (159,122)    (6,253,268)      4,400,282
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
  (19,214)          11,926       (266,740)     1,777,596     (1,816,325)      1,732,946     (6,868,630)      6,321,220
  168,449          156,523      4,390,270      2,612,674     11,744,727      10,011,781     11,932,117       5,610,897
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
$ 149,235        $ 168,449    $ 4,123,530    $ 4,390,270    $ 9,928,402    $ 11,744,727    $ 5,063,487    $ 11,932,117
============ ================ ============== ============== ============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                    VANGUARD VIF                   VANGUARD VIF
                                    VANGUARD VIF DIVERSIFIED VALUE                  EQUITY INDEX    SHORT-TERM INVESTMENT-GRADE
                                                 INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                   ---------------------------------- ----------------------------- ------------------------------
                                       2011                   2010           2011           2010         2011              2010
                                   ----------- ---------------------- -------------- -------------- ------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $12,924               $ 15,145       $ 17,670       $ 23,282      $ 9,057           $ 9,518
  Net realized gains (losses)       (16,459)               (50,023)        51,298        (39,125)       2,869            10,968
  Change in unrealized gains
     (losses) on investments         28,992                 95,238        (50,059)       193,555       (6,713)          (10,427)
                                   ----------- ---------------------- -------------- -------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting
       from operations               25,457                 60,360         18,909        177,712        5,213            10,059
                                   ---------- ---------------------- -------------- -------------- ------------ -----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  --                     --             --             --           --                --
  Net transfers (including
     fixed account)                 (65,527)                30,631       (121,191)       (27,845)     (74,461)           54,104
  Policy charges                     (7,820)                (7,570)       (13,779)       (13,800)      (2,798)           (2,715)
  Transfers for policy benefits
     and terminations                    (8)                    (7)            (6)            (3)          (8)               (3)
                                   ---------- ---------------------- -------------- -------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions          (73,355)                23,054       (134,976)       (41,648)     (77,267)           51,386
                                   ---------- ---------------------- -------------- -------------- ------------ -----------------
     Net increase (decrease)
       in net assets                (47,898)                83,414       (116,067)       136,064      (72,054)           61,445
NET ASSETS:
  Beginning of period               802,355                718,941      1,447,742      1,311,678      316,580           255,135
                                   ---------- ---------------------- -------------- -------------- ------------ -----------------
  End of period                    $754,457              $ 802,355    $ 1,331,675    $ 1,447,742    $ 244,526         $ 316,580
                                   ========== ====================== ============== ============== ============ =================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on January 15, 1999 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.") AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") American Century Variable Portfolios, Inc. ("American Century VP")
American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
MFS Variable Insurance Trust ("MFS VIT")
Oppenheimer Variable Account Funds ("Oppenheimer VA")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Putnam Variable Trust ("Putnam VT")
Royce Capital Fund ("Royce")
The Universal Institutional Funds, Inc. ("UIF")
Vanguard Variable Insurance Fund ("Vanguard VIF")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF INVESTMENT OPTIONS

A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2011:

AllianceBernstein Intermediate Bond Investment Option
AllianceBernstein International Value Investment Option
American Century VP Ultra Investment Option
American Century VP Vista Investment Option
American Funds Bond Investment Option
American Funds Global Growth Investment Option
American Funds Global Small Capitalization
Investment Option

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS -- (CONTINUED)

American Funds Growth Investment Option
American Funds Growth-Income Investment Option
American Funds High-Income Bond Investment Option
American Funds International Investment Option
American Funds New World Investment Option
American Funds U.S. Government/AAA-Rated
Securities Investment Option
Delaware VIP Small Cap Value Investment Option
Dreyfus VIF Appreciation Investment Option
Dreyfus VIF International Value Investment Option
Dreyfus VIF Opportunistic Small Cap Investment
 Option
Fidelity VIP Contrafund Investment Option*
Fidelity VIP Equity-Income Investment Option
Fidelity VIP Freedom 2010 Investment Option
Fidelity VIP Freedom 2015 Investment Option
Fidelity VIP Freedom 2020 Investment Option
Fidelity VIP Freedom 2025 Investment Option
Fidelity VIP Freedom 2030 Investment Option
Fidelity VIP High Income Investment Option
Fidelity VIP Index 500 Investment Option
Fidelity VIP Investment Grade Bond Investment Option
Fidelity VIP Mid Cap Investment Option
Fidelity VIP Overseas Investment Option
FTVIPT Franklin Small-Mid Cap Growth Securities
 Investment Option
FTVIPT Mutual Global Discovery Securities
 Investment Option
FTVIPT Templeton Developing Markets Securities
 Investment Option
FTVIPT Templeton Foreign Securities Investment
 Option
FTVIPT Templeton Global Bond Securities Investment
 Option
Invesco V.I. Global Real Estate Investment Option
Invesco V.I. International Growth Investment Option
Janus Aspen Enterprise Investment Option
Janus Aspen Global Technology Investment Option
Janus Aspen Overseas Investment Option
Janus Aspen Perkins Mid Cap Value Investment Option
Janus Aspen Worldwide Investment Option
LMPVET ClearBridge Variable Aggressive Growth
 Investment Option
LMPVET ClearBridge Variable Appreciation
 Investment Option
LMPVET ClearBridge Variable Equity Income Builder
 Investment Option
LMPVET ClearBridge Variable Fundamental All Cap
 Value Investment Option
LMPVET ClearBridge Variable Large Cap Growth
 Investment Option
LMPVET ClearBridge Variable Large Cap Value
 Investment Option
LMPVET Global Currents Variable International All
 Cap Opportunity Investment Option
LMPVET Investment Counsel Variable Social
 Awareness Investment Option
LMPVIT Western Asset Variable Global High Yield
 Bond Investment Option
LMPVIT Western Asset Variable Strategic Bond
 Investment Option
MFS VIT New Discovery Investment Option
MIST BlackRock High Yield Investment Option
MIST BlackRock Large Cap Core Investment Option
MIST Clarion Global Real Estate Investment Option
MIST Harris Oakmark International Investment Option
MIST Invesco Small Cap Growth Investment Option
MIST Janus Forty Investment Option
MIST Lazard Mid Cap Investment Option
MIST Loomis Sayles Global Markets Investment
 Option
MIST Lord Abbett Bond Debenture Investment Option
MIST Lord Abbett Mid Cap Value Investment Option
MIST MetLife Aggressive Strategy Investment
 Option**
MIST MFS Emerging Markets Equity Investment
 Option
MIST MFS Research International Investment Option
MIST Morgan Stanley Mid Cap Growth Investment
 Option
MIST PIMCO Inflation Protected Bond Investment
 Option
MIST Pioneer Fund Investment Option
MIST Pioneer Strategic Income Investment Option
MIST T. Rowe Price Large Cap Value Investment
 Option
MIST T. Rowe Price Mid Cap Growth Investment
 Option
MIST Third Avenue Small Cap Value Investment Option
MSF Barclays Capital Aggregate Bond Index
 Investment Option
MSF BlackRock Aggressive Growth Investment
 Option
MSF BlackRock Bond Income Investment Option
MSF BlackRock Diversified Investment Option
MSF BlackRock Large Cap Value Investment Option
MSF BlackRock Legacy Large Cap Growth Investment
 Option

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS -- (CONCLUDED)

MSF BlackRock Money Market Investment Option
MSF FI Value Leaders Investment Option
MSF Jennison Growth Investment Option
MSF MetLife Conservative Allocation Investment
 Option
MSF MetLife Conservative to Moderate Allocation
 Investment Option
MSF MetLife Mid Cap Stock Index Investment Option
MSF MetLife Moderate Allocation Investment Option
MSF MetLife Moderate to Aggressive Allocation
 Investment Option
MSF MetLife Stock Index Investment Option
MSF MFS Total Return Investment Option
MSF MFS Value Investment Option
MSF Oppenheimer Global Equity Investment Option
MSF Russell 2000 Index Investment Option
MSF T. Rowe Price Large Cap Growth Investment
 Option
MSF Western Asset Management U.S. Government
 Investment Option
PIMCO VIT Low Duration Investment Option
PIMCO VIT Total Return Investment Option
Pioneer VCT Emerging Markets Investment Option
Pioneer VCT Mid Cap Value Investment Option
Putnam VT Multi-Cap Growth Investment Option
Royce Micro-Cap Investment Option
Royce Small-Cap Investment Option
UIF Emerging Markets Equity Investment Option
Vanguard VIF Diversified Value Investment Option
Vanguard VIF Equity Index Investment Option
Vanguard VIF Short-Term Investment-Grade
 Investment Option

* This Investment Option invests in two or more share classes with the underlying portfolio, series, or fund of the Trusts.

** This Investment Option began operations during the year ended December 31, 2011.

B. The following Investment Options had no net assets as of December 31, 2011:


AllianceBernstein Global Thematic Growth Investment
 Option
Fidelity VIP Growth & Income Investment Option
Invesco V.I. Government Securities Investment Option
Invesco V.I. Van Kampen Comstock Investment Option
MFS VIT Global Equity Investment Option
MFS VIT High Income Investment Option
MSF Artio International Stock Investment Option
MSF Davis Venture Value Investment Option
MSF Morgan Stanley EAFE Index Investment Option
Oppenheimer VA Main Street Small- & Mid-Cap
 Investment Option
PIMCO VIT All Asset Investment Option
PIMCO VIT Long-Term U.S. Government Investment
 Option
Putnam VT International Value Investment Option
UIF Emerging Markets Debt Investment Option
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Small Company Growth Investment
 Option
Vanguard VIF Total Stock Market Index Investment
 Option

3. PORTFOLIO CHANGES

The following Investment Options ceased operations during the year ended December 31, 2011:

Invesco V.I. Van Kampen Government Investment Option
MSF MetLife Aggressive Allocation Investment Option

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2011:

NAME CHANGES:

FORMER NAME                                         NEW NAME
(MIST) Lord Abbett Growth and Income Portfolio      (MIST) T. Rowe Price Large Cap Value Portfolio
Oppenheimer Main Street Small Cap Fund/VA           Oppenheimer Main Street Small- & Mid-Cap Fund/VA

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

MERGERS:

FORMER PORTFOLIO                                    NEW PORTFOLIO
Invesco V.I. Government Fund                        Invesco V.I. Government Securities Fund
(MSF) MetLife Aggressive Allocation Portfolio       (MIST) MetLife Aggressive Strategy Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Investment Options' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS
The Company deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. The federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.

NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011-04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge paid to the Company, is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Options:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the range of effective annual rates for the charge for the year ended December 31, 2011:

Mortality and Expense Risk 0.05% - 0.45%

The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

Policy charges are assessed on a monthly basis through the redemption of units. These charges generally include: cost of insurance ("COI") charges, administrative expenses charges, a policy fee, sales expense charge, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. An administrative charge of $5 is assessed monthly. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                          FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                        ----------------------- ----------------------------
                                                                                      COST OF       PROCEEDS
                                                           SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                        --------- ------------- ------------- --------------
AllianceBernstein Intermediate Bond Investment Option         255         3,105         1,012            167
AllianceBernstein International Value Investment Option       796        10,846         5,637          1,283
American Century VP Ultra Investment Option                 4,282        39,317        11,301            515
American Century VP Vista Investment Option               288,382     3,739,756     1,429,195        695,254
American Funds Bond Investment Option                       1,001        10,500         4,203            524
American Funds Global Growth Investment Option            286,482     5,478,962     1,624,185     10,037,460
American Funds Global Small Capitalization
  Investment Option                                            59           827           274            135
American Funds Growth Investment Option                 1,292,126    63,858,068    13,539,207     17,386,449
American Funds Growth-Income Investment Option            541,265    18,594,339     6,770,871      8,441,030
American Funds High-Income Bond Investment Option             548         5,996        23,855         19,770
American Funds International Investment Option          1,389,957    19,230,216     2,533,737      3,129,931
American Funds New World Investment Option                284,351     5,048,470     1,803,740      1,781,118
American Funds U.S. Government/AAA-Rated Securities
  Investment Option                                        55,114       699,881       624,423        880,165
Delaware VIP Small Cap Value Investment Option            451,718    12,631,721     2,813,776      2,027,565
Dreyfus VIF Appreciation Investment Option                 29,712     1,055,655       625,378        313,039
Dreyfus VIF International Value Investment Option              56           545         1,581          1,863
Dreyfus VIF Opportunistic Small Cap Investment Option      36,150     1,097,150       122,096        329,041
Fidelity VIP Contrafund Investment Option               1,147,341    24,513,820     5,505,458      9,397,491
Fidelity VIP Equity-Income Investment Option              625,140     7,546,011     1,643,172        939,258
Fidelity VIP Freedom 2010 Investment Option                   921         9,973       230,716        208,233
Fidelity VIP Freedom 2015 Investment Option                 7,721        83,799       146,880         61,276
Fidelity VIP Freedom 2020 Investment Option               109,472     1,176,740     1,342,199        159,530
Fidelity VIP Freedom 2025 Investment Option (a)            17,598       185,437       212,697         26,101
Fidelity VIP Freedom 2030 Investment Option                26,530       268,735       324,800         54,218
Fidelity VIP High Income Investment Option                    837         4,532         1,782            228
Fidelity VIP Index 500 Investment Option                  222,634    23,584,028     4,851,420      2,280,296
Fidelity VIP Investment Grade Bond Investment Option      113,578     1,443,731       447,627         12,255
Fidelity VIP Mid Cap Investment Option                    806,912    23,426,074     6,269,142      7,746,336
Fidelity VIP Overseas Investment Option                   277,283     4,492,211     3,103,638      3,846,795
FTVIPT Franklin Small-Mid Cap Growth Securities
  Investment Option                                       211,245     4,042,066     1,995,798      3,243,924
FTVIPT Mutual Global Discovery Securities
  Investment Option                                           309         6,104           832            416
FTVIPT Templeton Developing Markets Securities
  Investment Option                                       649,238     6,455,664     4,148,157      7,282,269
FTVIPT Templeton Foreign Securities Investment Option   1,440,011    19,549,569     7,035,307      6,230,238
FTVIPT Templeton Global Bond Securities
  Investment Option                                       570,131    10,153,949     2,046,127      1,617,629
Invesco V.I. Global Real Estate Investment Option         437,725     4,932,567     1,828,020        683,971
Invesco V.I. International Growth Investment Option       471,961    12,966,538     2,299,821     10,502,252
Janus Aspen Enterprise Investment Option                  119,749     3,307,926     1,335,958        892,395
Janus Aspen Global Technology Investment Option           818,649     4,000,800     2,135,932      2,984,959
Janus Aspen Overseas Investment Option                    206,515     9,274,062     4,778,455      3,737,117
Janus Aspen Perkins Mid Cap Value Investment Option       661,807     8,612,104     2,191,054      3,826,286
Janus Aspen Worldwide Investment Option                    21,060       564,298       101,328        510,161
LMPVET ClearBridge Variable Aggressive Growth
  Investment Option                                        98,389     1,407,558       455,642        574,060
LMPVET ClearBridge Variable Appreciation
  Investment Option                                           759        19,948         2,375            335

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                           FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                         ----------------------- ----------------------------
                                                                                       COST OF       PROCEEDS
                                                            SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                         --------- ------------- ------------- --------------
LMPVET ClearBridge Variable Equity Income Builder
  Investment Option                                        101,219     1,220,525       125,221         83,142
LMPVET ClearBridge Variable Fundamental All Cap Value
  Investment Option                                        119,075     2,152,558       426,898      1,408,990
LMPVET ClearBridge Variable Large Cap Growth
  Investment Option                                         35,733       528,133       213,201        227,822
LMPVET ClearBridge Variable Large Cap Value
  Investment Option                                        153,284     1,936,415     1,181,233      3,603,057
LMPVET Global Currents Variable International All Cap
  Opportunity Investment Option                             97,850       856,893       212,490        182,502
LMPVET Investment Counsel Variable Social Awareness
  Investment Option                                         15,816       368,562       230,678        356,460
LMPVIT Western Asset Variable Global High Yield Bond
  Investment Option                                        859,452     7,200,568     2,212,064      1,361,429
LMPVIT Western Asset Variable Strategic Bond
  Investment Option                                        130,363     1,248,098       265,333        262,336
MFS VIT New Discovery Investment Option                      1,324        20,422        20,327         17,157
MIST BlackRock High Yield Investment Option              2,809,379    21,689,420     6,452,211      7,850,685
MIST BlackRock Large Cap Core Investment Option          1,277,028    10,927,848     2,356,127        671,737
MIST Clarion Global Real Estate Investment Option        1,567,461    17,544,302     5,175,017      3,842,732
MIST Harris Oakmark International Investment Option        464,820     5,373,576     1,729,683      4,101,297
MIST Invesco Small Cap Growth Investment Option             42,653       585,433       509,912         83,781
MIST Janus Forty Investment Option                         311,797    18,143,238     4,909,968      5,308,496
MIST Lazard Mid Cap Investment Option                      120,705     1,238,728       565,579        892,101
MIST Loomis Sayles Global Markets Investment Option        335,296     3,935,474       442,272      1,039,813
MIST Lord Abbett Bond Debenture Investment Option           48,254       565,132       112,259        238,194
MIST Lord Abbett Mid Cap Value Investment Option           426,071     6,959,708     1,118,418      1,470,193
MIST MetLife Aggressive Strategy Investment Option (b)     269,658     2,775,677     3,149,614        328,546
MIST MFS Emerging Markets Equity Investment Option         396,352     3,877,618     1,841,432      3,392,094
MIST MFS Research International Investment Option          327,453     3,339,618       604,278      1,219,896
MIST Morgan Stanley Mid Cap Growth Investment Option (a)     5,876        74,088        90,729         15,312
MIST PIMCO Inflation Protected Bond Investment Option    1,651,693    18,529,064    14,995,947     11,500,544
MIST Pioneer Fund Investment Option                         41,847       530,657       384,794        565,685
MIST Pioneer Strategic Income Investment Option            150,420     1,633,029       379,724         64,611
MIST T. Rowe Price Large Cap Value Investment Option       116,961     3,011,080       153,267        112,438
MIST T. Rowe Price Mid Cap Growth Investment Option        351,549     3,029,948       491,960        942,645
MIST Third Avenue Small Cap Value Investment Option        637,874     8,708,462     2,736,768      2,833,995
MSF Barclays Capital Aggregate Bond Index
  Investment Option (a)                                     13,962       161,039       161,039             --
MSF BlackRock Aggressive Growth Investment Option          185,176     4,449,723       913,496      1,638,741
MSF BlackRock Bond Income Investment Option                 14,393     1,523,652       332,540      3,955,453
MSF BlackRock Diversified Investment Option                 46,619       723,716       152,469        207,381
MSF BlackRock Large Cap Value Investment Option            379,891     3,367,290       769,381        582,944
MSF BlackRock Legacy Large Cap Growth
  Investment Option                                         60,738     1,225,074       202,483      1,423,410
MSF BlackRock Money Market Investment Option             1,698,344   169,834,499    83,320,147     63,066,874
MSF FI Value Leaders Investment Option                      36,736     5,330,316     1,578,429      2,754,560
MSF Jennison Growth Investment Option                      553,387     6,118,674     5,175,816        403,170
MSF MetLife Conservative Allocation Investment Option      186,752     2,001,506       872,429        650,968
MSF MetLife Conservative to Moderate Allocation
  Investment Option                                        166,904     1,836,621     1,544,238        457,022
MSF MetLife Mid Cap Stock Index Investment Option          219,773     2,452,914     1,336,325        900,171

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
MSF MetLife Moderate Allocation Investment Option             530,000    5,296,308     2,122,806      3,104,698
MSF MetLife Moderate to Aggressive Allocation
  Investment Option                                           218,635    2,120,248       490,734        320,188
MSF MetLife Stock Index Investment Option                     862,026   23,656,115     6,254,203     14,537,820
MSF MFS Total Return Investment Option                        179,059   23,415,702     2,956,754      6,549,441
MSF MFS Value Investment Option                             1,137,385   12,125,271     4,724,652      1,992,835
MSF Oppenheimer Global Equity Investment Option                33,200      470,813       221,510        177,446
MSF Russell 2000 Index Investment Option                    1,342,117   16,154,836     4,328,246      6,718,875
MSF T. Rowe Price Large Cap Growth Investment Option           69,252      970,863       219,998        885,924
MSF Western Asset Management U.S. Government
  Investment Option                                           259,492    3,114,022     1,002,803      2,949,865
PIMCO VIT Low Duration Investment Option                    3,959,912   40,937,861    35,050,037     12,442,363
PIMCO VIT Total Return Investment Option                   13,904,666  150,293,572    46,519,058     78,315,694
Pioneer VCT Emerging Markets Investment Option                228,071    4,989,274     1,934,284      1,562,104
Pioneer VCT Mid Cap Value Investment Option                    94,374    1,579,351       641,009      1,303,428
Putnam VT Multi-Cap Growth Investment Option                    7,747      128,570        94,117        105,097
Royce Micro-Cap Investment Option                             396,118    4,097,429     2,283,295      1,863,088
Royce Small-Cap Investment Option                             985,948    7,890,258     1,659,041      3,065,007
UIF Emerging Markets Equity Investment Option                 404,112    5,574,659    15,279,851     21,528,107
Vanguard VIF Diversified Value Investment Option               60,027      802,314       159,368        219,804
Vanguard VIF Equity Index Investment Option                    58,282    1,353,822       321,000        394,002
Vanguard VIF Short-Term Investment-Grade Investment Option     22,837      248,358       121,902        187,252

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                 ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                 INTERMEDIATE BOND    INTERNATIONAL VALUE    AMERICAN CENTURY VP ULTRA
                                 INVESTMENT OPTION      INVESTMENT OPTION            INVESTMENT OPTION
                               ---------------------- ---------------------- ----------------------------
                                2011          2010     2011          2010      2011               2010
                               -------- ------------- -------- ------------- --------- ------------------
Units beginning of year        1,692     2,266,161    3,887         1,535    27,329             27,655
Units issued and transferred
  from other funding options     623       686,118    2,989         2,674    10,511                 --
Units redeemed and transferred
  to other funding options      (117)   (2,950,587)    (697)         (322)     (373)              (326)
                               -------- ------------- -------- ------------- --------- ------------------
Units end of year              2,198         1,692    6,179         3,887    37,467             27,329
                               ======== ============= ======== ============= ========= ==================

                                            AMERICAN FUNDS
                               GLOBAL SMALL CAPITALIZATION            AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                                         INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                               ------------------------------ ----------------------------- -------------------------------
                                            2011      2010           2011           2010         2011               2010
                               ------------------ ----------- -------------- -------------- ------------- -----------------
Units beginning of year                      309       284     49,440,369     55,535,367    14,573,200        19,692,268
Units issued and transferred
  from other funding options                  75        55      9,800,669      7,007,509     5,286,233         4,357,007
Units redeemed and transferred
  to other funding options                   (39)      (30)   (13,263,355)   (13,102,507)   (6,640,836)       (9,476,075)
                               ------------------ ----------- -------------- -------------- ------------- -----------------
Units end of year                            345       309     45,977,683     49,440,369    13,218,597        14,573,200
                               ================== =========== ============== ============== ============= =================

                               AMERICAN FUNDS U.S. GOVERNMENT/
                                          AAA-RATED SECURITIES    DELAWARE VIP SMALL CAP VALUE    DREYFUS VIF APPRECIATION
                                             INVESTMENT OPTION               INVESTMENT OPTION           INVESTMENT OPTION
                               ---------------------------------- ------------------------------- ---------------------------
                                   2011                   2010         2011               2010        2011            2010
                               ----------- ---------------------- ------------ ------------------ ----------- ---------------
Units beginning of year         470,546                231,569    4,551,375          4,526,992     613,581         877,951
Units issued and transferred
  from other funding options    287,122                500,265    1,058,353            930,323     474,995         177,773
Units redeemed and transferred
  to other funding options     (432,371)              (261,288)    (796,032)          (905,940)   (245,832)       (442,143)
                               ----------- ---------------------- ------------ ------------------ ----------- ---------------
Units end of year               325,297                470,546    4,813,696          4,551,375     842,744         613,581
                               =========== ====================== ============ ================== =========== ===============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

AMERICAN CENTURY VP VISTA    AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH
        INVESTMENT OPTION      INVESTMENT OPTION               INVESTMENT OPTION
---------------------------- ---------------------- -------------------------------
     2011            2010     2011          2010          2011              2010
------------ --------------- -------- ------------- ------------- -----------------
2,875,000       2,509,247    3,574         1,604     7,204,721        10,376,523
1,002,042         694,845    1,952         2,377       971,310         1,348,031
 (505,568)       (329,092)    (261)         (407)   (5,130,187)       (4,519,833)
------------ --------------- -------- ------------- ------------- -----------------
3,371,474       2,875,000    5,265         3,574     3,045,844         7,204,721
============ =============== ======== ============= ============= =================

AMERICAN FUNDS HIGH-INCOME BOND    AMERICAN FUNDS INTERNATIONAL    AMERICAN FUNDS NEW WORLD
              INVESTMENT OPTION               INVESTMENT OPTION           INVESTMENT OPTION
---------------------------------- ------------------------------- ---------------------------
  2011                  2010 (a)         2011              2010         2011           2010
--------- ------------------------ ------------- ----------------- ------------ --------------
   902                       --     9,087,493         9,653,479    2,014,393      1,881,543
10,130                      946       870,812           683,360      521,001        492,637
(8,600)                     (44)   (1,253,378)       (1,249,346)    (557,986)      (359,787)
--------- ------------------------ ------------- ----------------- ------------ --------------
 2,432                      902     8,704,927         9,087,493    1,977,408      2,014,393
========= ======================== ============= ================= ============ ==============

                                               DREYFUS VIF
DREYFUS VIF INTERNATIONAL VALUE    OPPORTUNISTIC SMALL CAP      FIDELITY VIP CONTRAFUND
              INVESTMENT OPTION          INVESTMENT OPTION            INVESTMENT OPTION
---------------------------------- -------------------------- ----------------------------
  2011                  2010 (b)        2011          2010          2011           2010
--------- ------------------------ ------------ ------------- ------------- --------------
   644                       --    1,182,857     1,180,640    21,364,970     27,814,855
 1,181                      673      126,089       290,785     4,013,223      3,892,385
(1,373)                     (29)    (317,179)     (288,568)   (6,865,862)   (10,342,270)
--------- ------------------------ ------------ ------------- ------------- --------------
   452                      644      991,767     1,182,857    18,512,331     21,364,970
========= ======================== ============ ============= ============= ==============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                             FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                             FREEDOM 2010    FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                               FIDELITY VIP EQUITY-INCOME      INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT
                                        INVESTMENT OPTION          OPTION          OPTION          OPTION          OPTION
                               ----------------------------- --------------- --------------- --------------- ---------------
                                    2011             2010            2011            2011            2011         2011 (c)
                               ------------ ---------------- --------------- --------------- --------------- ---------------
Units beginning of year        3,051,263        3,316,905              --              --              --              --
Units issued and transferred
  from other funding options     356,633              648         167,466         104,251         957,147         151,697
Units redeemed and transferred
  to other funding options      (238,708)        (266,290)       (160,399)        (45,297)       (120,135)        (19,754)
                               ------------ ---------------- --------------- --------------- --------------- ---------------
Units end of year              3,169,188        3,051,263           7,067          58,954         837,012         131,943
                               ============ ================ =============== =============== =============== ===============

                                        FIDELITY VIP
                               INVESTMENT GRADE BOND        FIDELITY VIP MID CAP       FIDELITY VIP OVERSEAS
                                   INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
                               ------------------------ --------------------------- ---------------------------
                                  2011          2010          2011          2010          2011          2010
                               ---------- ------------- ------------- ------------- ------------- -------------
Units beginning of year        737,971           222    10,461,439    12,091,966     3,937,686     4,456,063
Units issued and transferred
  from other funding options   260,526     1,154,268     3,165,172     3,455,800     2,452,767       892,933
Units redeemed and transferred
  to other funding options      (6,819)     (416,519)   (3,741,693)   (5,086,327)   (3,222,964)   (1,411,310)
                               ---------- ------------- ------------- ------------- ------------- -------------
Units end of year              991,678       737,971     9,884,918    10,461,439     3,167,489     3,937,686
                               ========== ============= ============= ============= ============= =============

                                       FTVIPT TEMPLETON          FTVIPT TEMPLETON
                                     FOREIGN SECURITIES    GLOBAL BOND SECURITIES    INVESCO V.I. GLOBAL REAL ESTATE
                                      INVESTMENT OPTION         INVESTMENT OPTION                  INVESTMENT OPTION
                               --------------------------- ------------------------- ----------------------------------
                                     2011          2010         2011         2010         2011                  2010
                               ------------- ------------- ------------ ------------ ------------ ---------------------
Units beginning of year        11,816,253    12,124,687    5,355,288    4,511,787    1,986,828             1,670,231
Units issued and transferred
  from other funding options    4,221,554     2,330,119      677,472    1,327,074      691,225               734,008
Units redeemed and transferred
  to other funding options     (3,959,194)   (2,638,553)    (805,981)    (483,573)    (274,827)             (417,411)
                               ------------- ------------- ------------ ------------ ------------ ---------------------
Units end of year              12,078,613    11,816,253    5,226,779    5,355,288    2,403,226             1,986,828
                               ============= ============= ============ ============ ============ =====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

FIDELITY VIP FREEDOM 2030    FIDELITY VIP HIGH INCOME      FIDELITY VIP INDEX 500
        INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
---------------------------- --------------------------- ---------------------------
   2011              2010     2011               2010          2011          2010
---------- ----------------- -------- ------------------ ------------- -------------
    831             1,762    1,369                640    16,492,581    17,087,590
242,701                71      627                863     2,241,900     2,172,941
(42,979)           (1,002)     (96)              (134)   (1,323,376)   (2,767,950)
---------- ----------------- -------- ------------------ ------------- -------------
200,553               831    1,900              1,369    17,411,105    16,492,581
========== ================= ======== ================== ============= =============

                FTVIPT FRANKLIN                  FTVIPT MUTUAL                 FTVIPT TEMPLETON
SMALL-MID CAP GROWTH SECURITIES    GLOBAL DISCOVERY SECURITIES    DEVELOPING MARKETS SECURITIES
              INVESTMENT OPTION              INVESTMENT OPTION                INVESTMENT OPTION
---------------------------------- ------------------------------ --------------------------------
      2011                 2010     2011               2010 (b)         2011               2010
------------- -------------------- -------- --------------------- ------------- ------------------
 5,368,311            5,692,791    3,292                    --     2,841,412          3,303,926
 2,015,904            1,749,909      316                 3,378     1,190,438            973,170
(3,201,302)          (2,074,389)    (231)                  (86)   (2,065,092)        (1,435,684)
------------- -------------------- -------- --------------------- ------------- ------------------
 4,182,913            5,368,311    3,377                 3,292     1,966,758          2,841,412
============= ==================== ======== ===================== ============= ==================

INVESCO V.I. INTERNATIONAL GROWTH    JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL TECHNOLOGY
                INVESTMENT OPTION         INVESTMENT OPTION                INVESTMENT OPTION
------------------------------------ ------------------------- --------------------------------
      2011                   2010        2011          2010          2011               2010
------------- ---------------------- ----------- ------------- ------------- ------------------
13,628,267             17,277,737     874,863       750,846     7,497,336          3,303,156
 1,395,915              1,316,201     275,444       250,752     3,018,662          6,430,680
(6,620,637)            (4,965,671)   (194,137)     (126,735)   (3,886,923)        (2,236,500)
------------- ---------------------- ----------- ------------- ------------- ------------------
 8,403,545             13,628,267     956,170       874,863     6,629,075          7,497,336
============= ====================== =========== ============= ============= ==================

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                      JANUS ASPEN
                                 JANUS ASPEN OVERSEAS       PERKINS MID CAP VALUE     JANUS ASPEN WORLDWIDE
                                    INVESTMENT OPTION           INVESTMENT OPTION         INVESTMENT OPTION
                               ------------------------- --------------------------- -------------------------
                                    2011         2010          2011          2010         2011         2010
                               ------------ ------------ ------------- ------------- ------------ ------------
Units beginning of year        1,372,128      752,604     5,818,949     6,696,673    1,473,457    1,502,827
Units issued and transferred
  from other funding options     682,947      770,369     1,049,747     1,053,955      149,437      371,163
Units redeemed and transferred
  to other funding options      (584,015)    (150,845)   (1,856,676)   (1,931,679)    (727,953)    (400,533)
                               ------------ ------------ ------------- ------------- ------------ ------------
Units end of year              1,471,060    1,372,128     5,012,020     5,818,949      894,941    1,473,457
                               ============ ============ ============= ============= ============ ============

                               LMPVET CLEARBRIDGE VARIABLE           LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
                                 FUNDAMENTAL ALL CAP VALUE    VARIABLE LARGE CAP GROWTH    VARIABLE LARGE CAP VALUE
                                         INVESTMENT OPTION            INVESTMENT OPTION           INVESTMENT OPTION
                               ------------------------------ ---------------------------- ---------------------------
                                    2011              2010        2011             2010          2011          2010
                               ------------ ----------------- ----------- ---------------- ------------- -------------
Units beginning of year        2,043,961         2,301,724     640,814          976,867     3,106,336     2,708,403
Units issued and transferred
  from other funding options     246,432           430,352     227,476           60,138       842,633     1,068,961
Units redeemed and transferred
  to other funding options      (860,817)         (688,115)   (239,826)        (396,191)   (2,547,980)     (671,028)
                               ------------ ----------------- ----------- ---------------- ------------- -------------
Units end of year              1,429,576         2,043,961     628,464          640,814     1,400,989     3,106,336
                               ============ ================= =========== ================ ============= =============

                                  LMPVIT WESTERN ASSET
                               VARIABLE STRATEGIC BOND    MFS VIT NEW DISCOVERY    MIST BLACKROCK HIGH YIELD
                                     INVESTMENT OPTION        INVESTMENT OPTION            INVESTMENT OPTION
                               -------------------------- ------------------------ ----------------------------
                                   2011           2010       2011       2010 (b)         2011           2010
                               ----------- -------------- ---------- ------------- ------------- --------------
Units beginning of year         692,816        889,180     16,381            --    11,234,671      9,532,003
Units issued and transferred
  from other funding options    116,946         38,984     14,661        16,814     2,315,222      3,294,726
Units redeemed and transferred
  to other funding options     (141,891)      (235,348)   (14,674)         (433)   (3,474,626)    (1,592,058)
                               ----------- -------------- ---------- ------------- ------------- --------------
Units end of year               667,871        692,816     16,368        16,381    10,075,267     11,234,671
                               =========== ============== ========== ============= ============= ==============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

        LMPVET CLEARBRIDGE       LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
VARIABLE AGGRESSIVE GROWTH    VARIABLE APPRECIATION    VARIABLE EQUITY INCOME BUILDER
         INVESTMENT OPTION        INVESTMENT OPTION                 INVESTMENT OPTION
----------------------------- ------------------------ ---------------------------------
     2011             2010      2011           2010       2011                   2010
------------ ---------------- --------- -------------- ---------- ----------------------
1,169,545          886,193    12,768         12,876    730,587                725,743
  325,995          486,716     1,715             96     66,649                 45,433
 (404,507)        (203,364)     (224)          (204)   (59,782)               (40,589)
------------ ---------------- --------- -------------- ---------- ----------------------
1,091,033        1,169,545    14,259         12,768    737,454                730,587
============ ================ ========= ============== ========== ======================

LMPVET GLOBAL CURRENTS
VARIABLE INTERNATIONAL    LMPVET INVESTMENT COUNSEL               LMPVIT WESTERN ASSET
   ALL CAP OPPORTUNITY    VARIABLE SOCIAL AWARENESS    VARIABLE GLOBAL HIGH YIELD BOND
     INVESTMENT OPTION            INVESTMENT OPTION                  INVESTMENT OPTION
------------------------- ---------------------------- ----------------------------------
    2011          2010        2011             2010         2011                  2010
----------- ------------- ----------- ---------------- ------------ ---------------------
 760,890       773,330     475,419          504,837    4,275,102             4,324,597
 210,669        81,150     204,356          168,866    1,181,188                    26
(231,264)      (93,590)   (325,192)        (198,284)    (960,673)              (49,521)
----------- ------------- ----------- ---------------- ------------ ---------------------
 740,295       760,890     354,583          475,419    4,495,617             4,275,102
=========== ============= =========== ================ ============ =====================

                                                                                 MIST HARRIS
MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE       OAKMARK INTERNATIONAL
            INVESTMENT OPTION                  INVESTMENT OPTION           INVESTMENT OPTION
-------------------------------- ---------------------------------- ---------------------------
      2011               2010          2011                 2010          2011          2010
------------- ------------------ ------------- -------------------- ------------- -------------
 9,846,995         11,114,377     5,943,976            5,730,394     6,021,081     5,974,481
 2,206,355             55,591     1,939,807            1,610,072     1,203,568     1,122,755
  (708,953)        (1,322,973)   (1,606,678)          (1,396,490)   (2,978,426)   (1,076,155)
------------- ------------------ ------------- -------------------- ------------- -------------
11,344,397          9,846,995     6,277,105            5,943,976     4,246,223     6,021,081
============= ================== ============= ==================== ============= =============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                               MIST INVESCO SMALL CAP GROWTH            MIST JANUS FORTY      MIST LAZARD MID CAP
                                           INVESTMENT OPTION           INVESTMENT OPTION        INVESTMENT OPTION
                               -------------------------------- --------------------------- ------------------------
                                  2011                  2010          2011          2010        2011         2010
                               ---------- --------------------- ------------- ------------- ----------- ------------
Units beginning of year        118,587               122,868    20,074,904    18,380,985     983,124    1,142,320
Units issued and transferred
  from other funding options   329,052                21,956     4,628,714     6,299,773     317,749      326,324
Units redeemed and transferred
  to other funding options     (53,204)              (26,237)   (5,668,232)   (4,605,854)   (519,755)    (485,520)
                               ---------- --------------------- ------------- ------------- ----------- ------------
Units end of year              394,435               118,587    19,035,386    20,074,904     781,118      983,124
                               ========== ===================== ============= ============= =========== ============

                               MIST METLIFE                                                              MIST MORGAN
                                 AGGRESSIVE                                                          STANLEY MID CAP
                                   STRATEGY                    MIST MFS                  MIST MFS             GROWTH
                                 INVESTMENT     EMERGING MARKETS EQUITY    RESEARCH INTERNATIONAL         INVESTMENT
                                     OPTION           INVESTMENT OPTION         INVESTMENT OPTION             OPTION
                               --------------- --------------------------- ------------------------- ------------------
                                    2011 (d)         2011          2010         2011         2010            2011 (c)
                               --------------- ------------- ------------- ------------ ------------ ------------------
Units beginning of year                  --     3,027,112     3,093,070    2,697,454    2,643,562                 --
Units issued and transferred
  from other funding options      2,482,583     1,046,948     1,159,853      386,061      691,589             45,202
Units redeemed and transferred
  to other funding options         (307,418)   (1,693,077)   (1,225,811)    (834,289)    (637,697)            (8,232)
                               --------------- ------------- ------------- ------------ ------------ ------------------
Units end of year                 2,175,165     2,380,983     3,027,112    2,249,226    2,697,454             36,970
                               =============== ============= ============= ============ ============ ==================

                                   MIST T. ROWE PRICE         MIST T. ROWE PRICE           MIST THIRD AVENUE
                                      LARGE CAP VALUE             MID CAP GROWTH             SMALL CAP VALUE
                                    INVESTMENT OPTION          INVESTMENT OPTION           INVESTMENT OPTION
                               ------------------------- -------------------------- ---------------------------
                                    2011         2010         2011          2010          2011          2010
                               ------------ ------------ ------------ ------------- ------------- -------------
Units beginning of year        2,097,757    2,147,980    3,260,105     1,699,076     4,411,948     4,940,545
Units issued and transferred
  from other funding options     120,914      112,771      305,135     2,894,084     1,322,444       859,581
Units redeemed and transferred
  to other funding options       (96,558)    (162,994)    (754,925)   (1,333,055)   (1,401,385)   (1,388,178)
                               ------------ ------------ ------------ ------------- ------------- -------------
Units end of year              2,122,113    2,097,757    2,810,315     3,260,105     4,333,007     4,411,948
                               ============ ============ ============ ============= ============= =============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

    MIST LOOMIS SAYLES       MIST LORD ABBETT            MIST LORD ABBETT
        GLOBAL MARKETS         BOND DEBENTURE               MID CAP VALUE
     INVESTMENT OPTION      INVESTMENT OPTION           INVESTMENT OPTION
------------------------- ---------------------- ---------------------------
     2011         2010        2011       2010          2011          2010
------------ ------------ ----------- ---------- ------------- -------------
2,788,525    2,781,628     382,147    409,494     6,748,844     6,843,520
  200,554       57,864      34,861     61,417     1,297,562     1,587,449
 (633,801)     (50,967)   (119,001)   (88,764)   (1,638,097)   (1,682,125)
------------ ------------ ----------- ---------- ------------- -------------
2,355,278    2,788,525     298,007    382,147     6,408,309     6,748,844
============ ============ =========== ========== ============= =============

              MIST PIMCO
INFLATION PROTECTED BOND         MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME
       INVESTMENT OPTION         INVESTMENT OPTION                INVESTMENT OPTION
--------------------------- ------------------------- --------------------------------
      2011          2010        2011          2010       2011                  2010
------------- ------------- ----------- ------------- ---------- ---------------------
 9,998,970    12,081,160     737,980       790,518    641,547                   711
 9,096,390     4,583,713     341,775     1,377,288    136,428               795,708
(7,580,132)   (6,665,903)   (527,915)   (1,429,826)   (28,715)             (154,872)
------------- ------------- ----------- ------------- ---------- ---------------------
11,515,228     9,998,970     551,840       737,980    749,260               641,547
============= ============= =========== ============= ========== =====================

     MSF BARCLAYS
          CAPITAL
   AGGREGATE BOND               MSF BLACKROCK
            INDEX           AGGRESSIVE GROWTH    MSF BLACKROCK BOND INCOME
INVESTMENT OPTION           INVESTMENT OPTION            INVESTMENT OPTION
-------------------- --------------------------- ----------------------------
          2011 (c)         2011          2010          2011           2010
-------------------- ------------- ------------- ------------- --------------
               --     7,093,972     6,778,241     3,386,772      3,014,799
           80,790     1,318,799     3,007,126       253,331      1,005,262
               --    (1,933,887)   (2,691,395)   (2,657,548)      (633,289)
-------------------- ------------- ------------- ------------- --------------
           80,790     6,478,884     7,093,972       982,555      3,386,772
==================== ============= ============= ============= ==============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                                                       MSF BLACKROCK
                               MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK LARGE CAP VALUE    LEGACY LARGE CAP GROWTH
                                       INVESTMENT OPTION                INVESTMENT OPTION          INVESTMENT OPTION
                               ---------------------------- -------------------------------- --------------------------
                                   2011             2010         2011                2010          2011         2010
                               ----------- ---------------- ------------ ------------------- ------------- ------------
Units beginning of year         647,025          605,158    3,001,173           2,514,588     3,590,400    3,503,546
Units issued and transferred
  from other funding options    109,425          134,917      561,485             794,193       321,083      858,509
Units redeemed and transferred
  to other funding options     (166,995)         (93,050)    (441,449)           (307,608)   (1,756,688)    (771,655)
                               ----------- ---------------- ------------ ------------------- ------------- ------------
Units end of year               589,455          647,025    3,121,209           3,001,173     2,154,795    3,590,400
                               =========== ================ ============ =================== ============= ============

                                           MSF METLIFE    MSF METLIFE CONSERVATIVE               MSF METLIFE
                               CONSERVATIVE ALLOCATION      TO MODERATE ALLOCATION       MID CAP STOCK INDEX
                                     INVESTMENT OPTION           INVESTMENT OPTION         INVESTMENT OPTION
                               -------------------------- --------------------------- -------------------------
                                    2011          2010         2011           2010         2011         2010
                               ------------ ------------- ------------ -------------- ------------ ------------
Units beginning of year        1,462,237       897,775      598,406        510,449    1,267,607    1,065,555
Units issued and transferred
  from other funding options     632,156       810,186    1,182,053        163,829      564,855      332,022
Units redeemed and transferred
  to other funding options      (500,128)     (245,724)    (347,030)       (75,872)    (404,261)    (129,970)
                               ------------ ------------- ------------ -------------- ------------ ------------
Units end of year              1,594,265     1,462,237    1,433,429        598,406    1,428,201    1,267,607
                               ============ ============= ============ ============== ============ ============

                                   MSF MFS TOTAL RETURN               MSF MFS VALUE    MSF OPPENHEIMER GLOBAL EQUITY
                                      INVESTMENT OPTION           INVESTMENT OPTION                INVESTMENT OPTION
                               --------------------------- --------------------------- --------------------------------
                                     2011          2010          2011          2010        2011                 2010
                               ------------- ------------- ------------- ------------- ----------- --------------------
Units beginning of year        15,551,878    14,788,424     7,593,296     6,342,711     329,921              244,968
Units issued and transferred
  from other funding options    1,659,212     2,548,581     2,789,070     2,306,165     149,904              177,551
Units redeemed and transferred
  to other funding options     (3,983,708)   (1,785,127)   (1,286,485)   (1,055,580)   (128,682)             (92,598)
                               ------------- ------------- ------------- ------------- ----------- --------------------
Units end of year              13,227,382    15,551,878     9,095,881     7,593,296     351,143              329,921
                               ============= ============= ============= ============= =========== ====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

MSF BLACKROCK MONEY MARKET        MSF FI VALUE LEADERS       MSF JENNISON GROWTH
         INVESTMENT OPTION           INVESTMENT OPTION         INVESTMENT OPTION
----------------------------- --------------------------- -------------------------
       2011           2010          2011          2010         2011      2010 (a)
-------------- -------------- ------------- ------------- ------------ ------------
115,841,769    119,127,805     5,091,658     5,406,736    1,031,991           --
 71,771,831     38,698,307     1,378,362     1,629,312    4,035,242    1,193,837
(55,782,994)   (41,984,343)   (2,339,999)   (1,944,390)    (297,485)    (161,846)
-------------- -------------- ------------- ------------- ------------ ------------
131,830,606    115,841,769     4,130,021     5,091,658    4,769,748    1,031,991
============== ============== ============= ============= ============ ============

            MSF METLIFE                          MSF METLIFE
    MODERATE ALLOCATION    MODERATE TO AGGRESSIVE ALLOCATION      MSF METLIFE STOCK INDEX
      INVESTMENT OPTION                    INVESTMENT OPTION            INVESTMENT OPTION
-------------------------- ------------------------------------ ----------------------------
      2011         2010         2011                    2010           2011          2010
------------- ------------ ------------ ----------------------- -------------- -------------
 5,366,631    2,899,665    1,826,496               1,798,633     21,757,388    21,950,152
 1,654,227    2,668,721      427,464                 608,195      4,891,569     7,217,923
(2,430,580)    (201,755)    (306,837)               (580,332)   (10,603,233)   (7,410,687)
------------- ------------ ------------ ----------------------- -------------- -------------
 4,590,278    5,366,631    1,947,123               1,826,496     16,045,724    21,757,388
============= ============ ============ ======================= ============== =============

                                 MSF T. ROWE PRICE             MSF WESTERN ASSET
  MSF RUSSELL 2000 INDEX          LARGE CAP GROWTH    MANAGEMENT U.S. GOVERNMENT
       INVESTMENT OPTION         INVESTMENT OPTION             INVESTMENT OPTION
--------------------------- ------------------------- -----------------------------
      2011          2010         2011         2010          2011            2010
------------- ------------- ------------ ------------ ------------- ---------------
11,745,494     9,761,406    1,580,977    1,590,178     2,916,768       4,652,479
 2,776,313     4,876,974      218,560      139,658       619,336       1,002,557
(4,315,347)   (2,892,886)    (804,852)    (148,859)   (1,815,330)     (2,738,268)
------------- ------------- ------------ ------------ ------------- ---------------
10,206,460    11,745,494      994,685    1,580,977     1,720,774       2,916,768
============= ============= ============ ============ ============= ===============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                 PIMCO VIT LOW DURATION        PIMCO VIT TOTAL RETURN    PIONEER VCT EMERGING MARKETS
                                      INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION
                               --------------------------- ----------------------------- -------------------------------
                                     2011          2010           2011           2010         2011               2010
                               ------------- ------------- -------------- -------------- ------------ ------------------
Units beginning of year        13,996,846    13,107,557     99,258,002    100,124,315    1,540,411          1,342,316
Units issued and transferred
  from other funding options   25,737,139     1,964,214     23,598,289     28,081,093      477,666            413,685
Units redeemed and transferred
  to other funding options     (9,316,606)   (1,074,925)   (43,699,162)   (28,947,406)    (379,321)          (215,590)
                               ------------- ------------- -------------- -------------- ------------ ------------------
Units end of year              30,417,379    13,996,846     79,157,129     99,258,002    1,638,756          1,540,411
                               ============= ============= ============== ============== ============ ==================

                                        ROYCE SMALL-CAP    UIF EMERGING MARKETS EQUITY    VANGUARD VIF DIVERSIFIED VALUE
                                      INVESTMENT OPTION              INVESTMENT OPTION                 INVESTMENT OPTION
                               --------------------------- ------------------------------ ---------------------------------
                                     2011          2010           2011            2010        2011                  2010
                               ------------- ------------- -------------- --------------- ----------- ---------------------
Units beginning of year         7,811,677     8,011,958      5,701,882       3,183,329     512,623               500,448
Units issued and transferred
  from other funding options    1,236,583     1,366,147      7,849,581       2,573,282      88,829               160,453
Units redeemed and transferred
  to other funding options     (2,209,451)   (1,566,428)   (10,585,450)        (54,729)   (135,985)             (148,278)
                               ------------- ------------- -------------- --------------- ----------- ---------------------
Units end of year               6,838,809     7,811,677      2,966,013       5,701,882     465,467               512,623
                               ============= ============= ============== =============== =========== =====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

PIONEER VCT MID CAP VALUE    PUTNAM VT MULTI-CAP GROWTH            ROYCE MICRO-CAP
        INVESTMENT OPTION             INVESTMENT OPTION          INVESTMENT OPTION
---------------------------- ----------------------------- --------------------------
     2011            2010        2011              2010          2011         2010
------------ --------------- ----------- ----------------- ------------- ------------
1,366,320       1,357,659     177,018           196,248     2,469,394    1,906,024
  399,131         436,284      95,596            30,414     1,418,189    1,553,095
 (839,476)       (427,623)   (107,045)          (49,644)   (1,243,639)    (989,725)
------------ --------------- ----------- ----------------- ------------- ------------
  925,975       1,366,320     165,569           177,018     2,643,944    2,469,394
============ =============== =========== ================= ============= ============

                                            VANGUARD VIF
VANGUARD VIF EQUITY INDEX    SHORT-TERM INVESTMENT-GRADE
        INVESTMENT OPTION              INVESTMENT OPTION
---------------------------- ------------------------------
     2011            2010        2011               2010
------------ --------------- ----------- ------------------
1,054,675       1,094,224     239,843            202,670
  180,145         295,787      82,458            316,636
 (279,772)       (335,336)   (140,073)          (279,463)
------------ --------------- ----------- ------------------
  955,048       1,054,675     182,228            239,843
============ =============== =========== ==================

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products, which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for the respective stated periods in the five years ended December 31, 2011:

                                                        AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                        ---------- ----------- ---------- ------------- ----------- -------------------
AllianceBernstein Intermediate     2011      2,198        1.45      3,186          4.60        0.20             6.46
  Bond Investment Option           2010      1,692        1.36      2,307          0.02        0.20             8.96
  (Commenced 4/28/2008 and         2009  2,266,161        1.25  2,832,767            --        0.20            18.26
  began transactions in 2009)
AllianceBernstein International    2011      6,179        1.48      9,124          4.63        0.20           (19.38)
  Value Investment Option          2010      3,887        1.83      7,125          3.92        0.20             4.39
  (Commenced 11/10/2008 and        2009      1,535        1.76      2,695          2.13        0.20            34.38
  began transactions in 2009)
American Century VP Ultra          2011     37,467 1.08 - 1.09     40,590            -- 0.20 - 0.25      0.84 - 0.93
  Investment Option                2010     27,329        1.07     29,363          0.50        0.25            15.73
                                   2009     27,655        0.93     25,660          0.28        0.25            34.10
                                   2008     28,094 0.69 - 0.70     19,432            -- 0.20 - 0.25 (41.63) - (41.60)
                                   2007  3,035,357        1.19  3,608,158            --        0.20            20.83
American Century VP Vista          2011  3,371,474 1.28 - 1.29  4,340,156            -- 0.15 - 0.20   (8.10) - (8.07)
  Investment Option                2010  2,875,000        1.40  4,024,294            --        0.15            23.67
  (Commenced 4/28/2008 and         2009  2,509,247        1.13  2,839,477            --        0.15            22.38
  began transactions in 2009)
American Funds Bond                2011      5,265        2.06     10,851          3.46        0.20             5.86
  Investment Option                2010      3,574        1.95      6,959          3.53        0.20             6.28
  (Commenced 4/28/2008 and         2009      1,604        1.83      2,940          4.68        0.20            12.39
  began transactions in 2009)
American Funds Global              2011  3,045,844 1.78 - 1.82  5,526,167          1.12 0.20 - 0.45   (9.30) - (9.09)
  Growth Investment Option         2010  7,204,721 1.98 - 2.00 14,374,548          1.30 0.20 - 0.35    11.39 - 11.53
                                   2009 10,376,523 1.76 - 1.80 18,588,672          1.65 0.20 - 0.45    41.59 - 41.98
                                   2008  7,065,283 1.24 - 1.27  8,911,510          1.86 0.20 - 0.45 (38.65) - (38.50)
                                   2007  7,358,469 2.03 - 2.06 15,120,620          2.45 0.20 - 0.45    14.33 - 14.66
American Funds Global Small        2011        345        2.92      1,008          1.37        0.20           (19.30)
  Capitalization Investment Option 2010        309        3.62      1,120          1.81        0.20            22.17
  (Commenced 4/28/2008)            2009        284        2.96        842          0.34        0.20            61.00
                                   2008         42        1.84         78            --        0.20           (48.96)
American Funds Growth              2011 45,977,683 1.43 - 1.47 66,776,972          0.60 0.10 - 0.45   (4.60) - (4.36)
  Investment Option                2010 49,440,369 1.50 - 1.54 75,200,296          0.72 0.10 - 0.35    18.28 - 18.53
                                   2009 55,535,367 1.26 - 1.30 71,327,432          0.65 0.10 - 0.45    38.81 - 39.25
                                   2008 47,998,514 0.91 - 0.93 44,309,113          0.81 0.10 - 0.45 (44.25) - (44.01)
                                   2007 44,052,481 1.63 - 1.66 72,796,608          0.72 0.10 - 0.45    11.90 - 12.23

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------- ---------------------------------------------
                                                                                      EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------- ---------- ------------- ----------- -------------------
American Funds Growth-Income    2011 13,218,597 1.35 - 1.37 17,899,551          1.55 0.10 - 0.25   (2.11) - (1.94)
  Investment Option             2010 14,573,200 1.37 - 1.39 20,136,279          1.44 0.10 - 0.25    11.17 - 11.35
                                2009 19,692,268 1.22 - 1.25 24,495,809          1.40 0.10 - 0.25    30.61 - 31.13
                                2008 31,862,852 0.93 - 0.95 30,227,962          1.70 0.10 - 0.45 (38.14) - (37.93)
                                2007 33,211,875 1.51 - 1.54 50,781,342          1.78 0.10 - 0.45      4.59 - 4.91
American Funds High-Income      2011      2,432        2.34      5,698          8.71        0.20             1.69
  Bond Investment Option        2010        902        2.30      2,079          9.72        0.20            14.86
  (Commenced 4/28/2008 and
  began transactions in 2010)
American Funds International    2011  8,704,927 2.40 - 2.46 21,071,633          1.77 0.10 - 0.25 (14.17) - (14.03)
  Investment Option             2010  9,087,493 2.80 - 2.86 25,599,431          2.09 0.10 - 0.25      6.95 - 7.12
  (Commenced 4/28/2008)         2009  9,653,479 2.62 - 2.67 25,427,874          1.75 0.10 - 0.25    42.72 - 42.88
                                2008  4,061,111        1.84  7,452,456          2.03        0.25           (39.30)
American Funds New World        2011  1,977,408 2.77 - 2.81  5,544,823          1.71 0.15 - 0.25 (14.16) - (14.09)
  Investment Option             2010  2,014,393 3.23 - 3.27  6,574,546          1.68 0.15 - 0.25    17.56 - 17.70
  (Commenced 4/28/2008)         2009  1,881,543 2.75 - 2.77  5,216,860          1.76 0.15 - 0.25    49.27 - 49.46
                                2008         41        1.85         76          1.80        0.20           (40.03)
American Funds U.S. Government/ 2011    325,297        2.18    710,381          1.90        0.20             7.37
  AAA-Rated Securities          2010    470,546        2.03    957,120          1.99        0.20             5.55
  Investment Option             2009    231,569 1.93 - 1.94    446,319          2.21 0.15 - 0.20      2.28 - 2.37
  (Commenced 4/28/2008)         2008  3,367,712        1.90  6,382,233          2.14        0.15             6.51
Delaware VIP Small Cap          2011  4,813,696 2.32 - 3.09 14,179,266          0.49 0.10 - 0.45   (1.75) - (1.41)
  Value Investment Option       2010  4,551,375 2.36 - 3.14 13,624,676          0.61 0.10 - 0.35    31.79 - 32.09
                                2009  4,526,992 1.79 - 2.38 10,353,607          1.01 0.10 - 0.45    31.22 - 31.68
                                2008  5,026,214 1.39 - 1.81  8,720,852          0.73 0.10 - 0.45 (30.17) - (29.92)
                                2007  5,507,665 1.98 - 2.58 13,710,484          0.39 0.10 - 0.45  (12.96) - (6.78)
Dreyfus VIF Appreciation        2011    842,744 1.31 - 1.36  1,129,010          1.55 0.20 - 0.25      8.78 - 8.80
  Investment Option             2010    613,581 1.20 - 1.25    752,576          2.10 0.20 - 0.25    14.95 - 15.11
                                2009    877,951 1.05 - 1.09    929,988          2.58 0.20 - 0.25    22.33 - 22.34
                                2008  1,510,930 0.86 - 0.89  1,303,943          2.20 0.20 - 0.45 (29.89) - (29.73)
                                2007  3,282,756 1.22 - 1.27  4,064,972          2.51 0.20 - 0.45      6.67 - 6.94
Dreyfus VIF International       2011        452        1.12        504          4.07        0.20           (18.67)
  Value Investment Option       2010        644        1.37        883          0.58        0.20             4.26
  (Commenced 11/10/2008 and
  began transactions in 2010)
Dreyfus VIF Opportunistic       2011    991,767 0.92 - 1.21    949,255          0.40 0.20 - 0.25 (14.04) - (14.03)
  Small Cap Investment Option   2010  1,182,857 1.07 - 1.40  1,307,635          0.71 0.20 - 0.25    30.75 - 30.84
                                2009  1,180,640 0.82 - 1.07    995,812          1.66 0.20 - 0.25    25.79 - 25.89
                                2008  1,392,016 0.65 - 0.85    925,734          1.02 0.20 - 0.45 (37.83) - (37.71)
                                2007  1,986,984 1.04 - 1.37  2,151,392          0.43 0.20 - 0.45 (11.49) - (11.23)
Fidelity VIP Contrafund         2011 18,512,331 1.32 - 1.69 26,149,815          0.83 0.10 - 0.35   (3.12) - (2.79)
  Investment Option             2010 21,364,970 1.36 - 1.74 31,066,090          1.04 0.10 - 0.35    16.53 - 16.94
                                2009 27,814,855 1.16 - 1.49 34,498,551          1.39 0.10 - 0.45    34.90 - 35.39
                                2008 16,077,399 0.86 - 1.10 14,730,974          0.40 0.15 - 0.45 (42.95) - (42.66)
                                2007 38,504,226 1.50 - 1.92 63,733,020          0.85 0.15 - 0.45    16.76 - 17.37

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                                UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                 LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ---------- ----------- ---------- ------------- ----------- -------------------
Fidelity VIP Equity-Income     2011  3,169,188 3.69 - 3.72 11,683,857          2.54 0.20 - 0.25      0.74 - 0.76
  Investment Option            2010  3,051,263 3.66 - 3.69 11,168,654          1.83 0.20 - 0.25    14.84 - 14.94
  (Commenced 4/28/2008)        2009  3,316,905        3.19 10,570,077          2.34        0.25            29.87
                               2008     67,288        2.45    165,096          3.03        0.25           (40.62)
Fidelity VIP Freedom 2010      2011      7,067        1.34      9,471          0.20 0.15 - 0.20   (0.37) - (0.30)
  Investment Option            2010         --        1.35         --            --        0.15            24.09
  (Commenced 4/28/2008)        2009         --        1.20         --            --        0.15            12.78
                               2008  5,529,947        0.96  5,330,940          3.59        0.15           (23.56)
Fidelity VIP Freedom 2015      2011     58,954        1.36     80,105          1.77        0.20            (0.51)
  Investment Option            2010         --        1.34         --            --        0.20            12.86
  (Commenced 4/28/2008 and     2009      4,106        1.21      4,972          4.39        0.20            25.10
  began transactions in 2009)
Fidelity VIP Freedom 2020      2011    837,012        1.34  1,117,697          2.20        0.20            (1.26)
  Investment Option            2010         --        1.33         --            --        0.20            14.26
  (Commenced 4/28/2008)        2009        328 1.18 - 1.19        390            -- 0.15 - 0.20    28.73 - 28.77
                               2008  7,367,543        0.92  6,785,122          3.45        0.15           (30.46)
Fidelity VIP Freedom 2025      2011    131,943        1.34    176,295          2.12        0.20            (2.34)
  Investment Option
  (Commenced 4/28/2008 and
  began transactions in 2011)
Fidelity VIP Freedom 2030      2011    200,553        1.28    257,332          4.05        0.20            (2.80)
  Investment Option            2010        831        1.32      1,099          2.08        0.20            15.89
  (Commenced 4/28/2008)        2009      1,762        1.14      2,009          0.05 0.15 - 0.20    31.37 - 31.42
                               2008  3,841,489        0.87  3,337,094          5.00 0.15 - 0.20 (35.55) - (35.52)
Fidelity VIP High Income       2011      1,900        2.37      4,501          7.80        0.20             3.81
  Investment Option            2010      1,369        2.28      3,127          9.46        0.20            13.59
  (Commenced 4/28/2008)        2009        640 2.01 - 2.02      1,286          0.09 0.15 - 0.20    43.71 - 43.75
                               2008  2,699,652        1.41  3,802,088         11.67        0.15           (25.56)
Fidelity VIP Index 500         2011 17,411,105        1.65 28,793,263          2.05 0.15 - 0.20      1.85 - 1.86
  Investment Option            2010 16,492,581        1.62 26,772,663          1.95 0.15 - 0.20    14.76 - 14.85
  (Commenced 4/28/2008)        2009 17,087,590        1.41 24,154,658          2.56 0.15 - 0.20    26.37 - 26.48
                               2008 13,613,641        1.12 15,223,135          3.06        0.15           (34.21)
Fidelity VIP Investment        2011    991,678        1.47  1,460,592          3.48        0.20             6.97
  Grade Bond Investment Option 2010    737,971        1.38  1,015,867          3.34        0.20             7.49
  (Commenced 4/28/2008)        2009        222        1.28        286          0.04        0.20            15.41
                               2008         32        1.11         36            --        0.20            (3.66)
Fidelity VIP Mid Cap           2011  9,884,918 2.25 - 2.34 23,061,414          0.02 0.10 - 0.45 (11.15) - (10.93)
  Investment Option            2010 10,461,439 2.54 - 2.63 27,430,792          0.12 0.10 - 0.35    28.12 - 28.41
                               2009 12,091,966 1.98 - 2.05 24,713,803          0.42 0.10 - 0.45    39.11 - 39.59
                               2008 18,563,022 1.44 - 1.47 27,204,020          0.24 0.10 - 0.45 (39.87) - (39.66)
                               2007 26,880,959 2.40 - 2.44 65,397,498          0.46 0.10 - 0.45     5.39 - 15.10

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------- ---------------------------------------------
                                                                                      EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------- ---------- ------------- ----------- -------------------
Fidelity VIP Overseas           2011  3,167,489 1.18 - 1.19  3,748,749          0.90 0.15 - 0.25 (17.55) - (17.43)
  Investment Option             2010  3,937,686 1.43 - 1.44  5,650,769          1.13 0.20 - 0.25    12.59 - 12.63
                                2009  4,456,063 1.27 - 1.28  5,679,490          1.61 0.15 - 0.20    25.84 - 26.01
                                2008 10,717,927 1.00 - 1.02 10,856,485          1.67 0.15 - 0.45 (44.23) - (44.02)
                                2007 17,230,885 1.79 - 1.81 31,198,169          2.91 0.15 - 0.45    16.50 - 16.89
FTVIPT Franklin Small-Mid Cap   2011  4,182,913 0.96 - 1.29  4,328,337            -- 0.10 - 0.25   (5.15) - (4.95)
  Growth Securities Investment  2010  5,368,311 1.01 - 1.35  5,765,871            -- 0.10 - 0.25    27.35 - 27.50
  Option                        2009  5,692,791 0.79 - 1.06  4,836,641            -- 0.10 - 0.25    43.14 - 43.35
                                2008  9,154,154 0.54 - 0.74  5,374,936            -- 0.10 - 0.45 (42.80) - (42.51)
                                2007 11,243,155 0.95 - 1.29 11,368,038            -- 0.10 - 0.45    10.84 - 11.12
FTVIPT Mutual Global Discovery  2011      3,377        1.76      5,941          2.19        0.20            (3.19)
  Securities Investment Option  2010      3,292        1.82      5,980            --        0.20            11.75
  (Commenced 11/10/2008 and
  began transactions in 2010)
FTVIPT Templeton Developing     2011  1,966,758 3.10 - 3.12  6,115,767          0.95 0.15 - 0.25 (16.07) - (15.98)
  Markets Securities Investment 2010  2,841,412 3.69 - 3.70 10,522,048          1.76 0.20 - 0.25    17.29 - 17.36
  Option                        2009  3,303,926 3.10 - 3.16 10,426,067          4.53 0.20 - 0.45    71.78 - 72.27
                                2008  3,337,465 1.81 - 1.84  6,114,597          2.70 0.15 - 0.45 (52.91) - (52.76)
                                2007 12,114,462 3.84 - 3.89 47,052,033          2.09 0.15 - 0.45    28.20 - 28.59
FTVIPT Templeton Foreign        2011 12,078,613 1.46 - 1.50 18,086,432          1.75 0.15 - 0.45 (11.02) - (10.79)
  Securities Investment Option  2010 11,816,253 1.66 - 1.69 19,835,410          1.91 0.15 - 0.35      8.02 - 8.22
                                2009 12,124,687 1.52 - 1.56 18,811,498          3.02 0.15 - 0.45    36.50 - 36.91
                                2008 10,823,356 1.12 - 1.14 12,266,776          2.43 0.15 - 0.45 (40.66) - (40.48)
                                2007  9,672,670 1.88 - 1.92 18,433,195          1.39 0.10 - 0.45    14.92 - 15.33
FTVIPT Templeton Global Bond    2011  5,226,779        2.03 10,610,103          5.63 0.20 - 0.25   (0.83) - (0.78)
  Securities Investment Option  2010  5,355,288 2.04 - 2.05 10,962,154          1.63 0.20 - 0.25    14.38 - 14.45
                                2009  4,511,787 1.77 - 1.79  8,069,524         13.56 0.20 - 0.45    18.51 - 18.75
                                2008  7,124,126 1.49 - 1.51 10,733,948          4.99 0.20 - 0.45      5.97 - 6.27
                                2007  7,255,328 1.41 - 1.42 10,291,912          2.71 0.20 - 0.45    10.79 - 11.04
Invesco V.I. Global Real        2011  2,403,226 2.19 - 2.21  5,313,931          3.92 0.15 - 0.25   (6.73) - (6.63)
  Estate Investment Option      2010  1,986,828 2.35 - 2.37  4,706,232          5.05 0.15 - 0.25    17.22 - 17.34
  (Commenced 4/28/2008)         2009  1,670,231 2.00 - 2.02  3,371,572            -- 0.15 - 0.25    31.24 - 31.33
                                2008         55        1.53         85          9.43        0.20           (45.65)
Invesco V.I. International      2011  8,403,545 1.47 - 1.49 12,445,526          1.55 0.10 - 0.25   (7.01) - (6.83)
  Growth Investment Option      2010 13,628,267 1.58 - 1.60 21,646,040          2.27 0.10 - 0.25    12.58 - 12.74
                                2009 17,277,737 1.41 - 1.42 24,378,054          1.19 0.10 - 0.25    34.90 - 35.08
                                2008 28,202,476 1.04 - 1.05 29,476,797          0.58 0.10 - 0.25 (40.50) - (40.40)
                                2007 31,575,777 1.75 - 1.76 55,455,360          0.67 0.10 - 0.25     4.02 - 14.53
Janus Aspen Enterprise          2011    956,170        4.62  4,419,928            --        0.15            (1.78)
  Investment Option             2010    874,863        4.71  4,118,176            --        0.15            25.32
  (Commenced 4/28/2008)         2009    750,846        3.76  2,820,064            --        0.15            44.24
                                2008  1,009,867        2.60  2,629,800          0.10        0.15           (44.19)

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                            UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                        --------- ----------- ---------- ------------- ----------- -------------------
Janus Aspen Global Technology      2011 6,629,075 0.53 - 0.99  4,232,324            -- 0.10 - 0.25   (8.85) - (8.74)
  Investment Option                2010 7,497,336 0.58 - 1.09  5,467,249            -- 0.10 - 0.25    23.98 - 24.23
                                   2009 3,303,156 0.46 - 0.47  1,540,910            -- 0.20 - 0.25    56.23 - 56.71
                                   2008 1,740,453 0.29 - 0.30    518,465          0.08 0.20 - 0.45 (44.17) - (44.07)
                                   2007 3,054,504 0.52 - 0.53  1,627,175          0.29 0.20 - 0.45    21.06 - 21.51
Janus Aspen Overseas               2011 1,471,060 5.21 - 5.26  7,727,720          0.42 0.15 - 0.25 (32.50) - (32.43)
  Investment Option                2010 1,372,128 7.73 - 7.79 10,664,969          0.59 0.15 - 0.25    24.72 - 24.84
  (Commenced 4/28/2008)            2009   752,604 6.19 - 6.24  4,694,826          0.41 0.15 - 0.25    78.60 - 78.77
                                   2008 1,209,049 3.48 - 3.49  4,220,361            -- 0.15 - 0.20 (52.74) - (52.72)
Janus Aspen Perkins Mid Cap        2011 5,012,020 2.00 - 2.01 10,046,177          0.56 0.10 - 0.20   (3.15) - (3.08)
  Value Investment Option          2010 5,818,949 2.06 - 2.08 12,037,884          0.51 0.10 - 0.20    15.14 - 15.26
  (Commenced 4/28/2008)            2009 6,696,673 1.79 - 1.80 12,029,922          0.34 0.10 - 0.20    32.59 - 32.79
                                   2008 8,482,829 1.35 - 1.36 11,482,939          1.19 0.10 - 0.20 (28.51) - (28.46)
Janus Aspen Worldwide              2011   894,941        0.60    536,965          0.43 0.20 - 0.25 (14.16) - (14.10)
  Investment Option                2010 1,473,457        0.70  1,028,025          0.49 0.20 - 0.25    15.26 - 15.35
                                   2009 1,502,827 0.60 - 0.61    910,095          1.08 0.20 - 0.25    37.05 - 37.10
                                   2008 2,237,940        0.44    988,019          0.95 0.20 - 0.25 (45.00) - (44.96)
                                   2007 2,894,674        0.80  2,320,697          0.55 0.20 - 0.25      9.10 - 9.14
LMPVET ClearBridge Variable        2011 1,091,033 1.50 - 1.51  1,643,064          0.19 0.20 - 0.25      2.25 - 2.31
  Aggressive Growth Investment     2010 1,169,545        1.47  1,722,228          0.16 0.20 - 0.25    24.66 - 24.72
  Option                           2009   886,193        1.18  1,046,231            -- 0.20 - 0.25    34.25 - 34.36
                                   2008 1,762,052 0.86 - 0.88  1,549,172            -- 0.20 - 0.45 (40.69) - (40.53)
                                   2007 3,940,586 1.46 - 1.48  5,824,755            -- 0.20 - 0.45      1.04 - 1.30
LMPVET ClearBridge Variable        2011    14,259        1.26     17,931          1.76 0.20 - 0.25      2.28 - 2.44
  Appreciation Investment Option   2010    12,768        1.23     15,691          1.63 0.20 - 0.25    12.34 - 12.41
                                   2009    12,876        1.09     14,084          2.18        0.25            21.83
                                   2008    13,080        0.90     11,745          0.71        0.25           (29.46)
                                   2007    33,763        1.27     42,989          1.01        0.25            (2.60)
LMPVET ClearBridge Variable        2011   737,454 1.43 - 1.45  1,057,679          3.40 0.20 - 0.25      7.58 - 7.74
  Equity Income Builder Investment 2010   730,587 1.33 - 1.35    973,126          4.09 0.20 - 0.25    11.99 - 12.04
  Option (Commenced 4/30/2007)     2009   725,743 1.19 - 1.20    862,841          3.28 0.20 - 0.25    22.60 - 22.68
                                   2008   959,821 0.97 - 0.98    930,253          1.02 0.20 - 0.25 (35.21) - (35.14)
                                   2007 1,111,215 1.49 - 1.51  1,663,124          1.23 0.20 - 0.25      1.00 - 1.01
LMPVET ClearBridge Variable        2011 1,429,576 1.51 - 1.52  2,165,907          1.19 0.20 - 0.25   (6.45) - (6.36)
  Fundamental All Cap Value        2010 2,043,961 1.61 - 1.62  3,308,244          1.68 0.20 - 0.25            16.31
  Investment Option                2009 2,301,724        1.39  3,201,777          1.71 0.20 - 0.25    29.05 - 29.13
                                   2008 1,942,530 1.06 - 1.08  2,093,056          1.47 0.20 - 0.45 (36.85) - (36.70)
                                   2007 2,763,338 1.68 - 1.70  4,704,384          0.84 0.20 - 0.45      0.84 - 1.07
LMPVET ClearBridge Variable        2011   628,464 0.90 - 1.10    570,977          0.44 0.20 - 0.25   (0.90) - (0.77)
  Large Cap Growth Investment      2010   640,814 0.91 - 1.11    588,978          0.11 0.20 - 0.25      9.57 - 9.62
  Option                           2009   976,867 0.83 - 1.04    817,081          0.33 0.20 - 0.45    41.65 - 42.02
                                   2008 1,861,758 0.59 - 0.71  1,091,003          0.08 0.20 - 0.45 (37.58) - (37.39)
                                   2007 7,945,620 0.94 - 1.14  8,324,580          0.04 0.20 - 0.45      4.86 - 5.06

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------- -----------------------------------------------
                                                                                            EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE            INVESTMENT(1)         RATIO           RETURN
                                                      LOWEST TO        NET        INCOME     LOWEST TO        LOWEST TO
                                              UNITS HIGHEST ($) ASSETS ($)     RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                         ---------- ----------- ---------- ------------- ------------- -------------------
LMPVET ClearBridge Variable         2011  1,400,989 1.42 - 1.56  2,075,430          1.47   0.20 - 0.25      4.69 - 4.73
  Large Cap Value Investment Option 2010  3,106,336 1.35 - 1.49  4,337,297          3.11   0.20 - 0.25      9.21 - 9.23
                                    2009  2,708,403 1.24 - 1.37  3,468,159          1.99   0.20 - 0.25    24.20 - 24.30
                                    2008  2,722,073 0.88 - 1.10  2,842,019          1.06   0.15 - 0.45 (35.93) - (35.70)
                                    2007  4,491,288 1.55 - 1.71  7,237,196          1.23   0.20 - 0.45      3.44 - 3.75
LMPVET Global Currents              2011    740,295 0.57 - 0.74    496,026          8.95   0.20 - 0.25 (11.76) - (11.70)
  Variable International All Cap    2010    760,890 0.64 - 0.84    580,456          1.73   0.20 - 0.25      3.44 - 3.55
  Opportunity Investment Option     2009    773,330 0.62 - 0.81    569,099          1.14   0.20 - 0.25    28.19 - 28.42
                                    2008    879,779 0.48 - 0.64    497,409          2.03   0.20 - 0.45 (43.67) - (43.51)
                                    2007    974,576 0.85 - 1.12    987,995          0.88   0.20 - 0.45      5.84 - 6.09
LMPVET Investment Counsel           2011    354,583 1.07 - 1.12    381,284          0.86   0.20 - 0.25   (0.27) - (0.19)
  Variable Social Awareness         2010    475,419 1.08 - 1.12    512,291          1.27   0.20 - 0.25    11.85 - 11.95
  Investment Option                 2009    504,837 0.96 - 1.00    486,020          1.45   0.20 - 0.25    22.55 - 22.59
                                    2008  1,012,274 0.79 - 0.82    794,801          1.35   0.20 - 0.25 (25.41) - (25.38)
                                    2007  2,019,567 1.05 - 1.10  2,124,902          1.40   0.20 - 0.25    10.69 - 10.74
LMPVIT Western Asset                2011  4,495,617 1.41 - 1.42  6,342,714          7.47   0.20 - 0.25      1.44 - 1.51
  Variable Global High Yield Bond   2010  4,275,102 1.39 - 1.40  5,944,890          8.95   0.20 - 0.25    14.67 - 14.72
  Investment Option                 2009  4,324,597 1.21 - 1.22  5,246,026         11.40   0.20 - 0.25    55.12 - 55.30
                                    2008  5,194,758        0.78  4,061,183          5.87   0.20 - 0.25 (31.01) - (30.98)
                                    2007 13,822,106 1.13 - 1.14 15,660,036          6.68          0.25            (0.35)
LMPVIT Western Asset                2011    667,871 1.91 - 1.98  1,286,656          3.73   0.20 - 0.25      6.62 - 6.63
  Variable Strategic Bond           2010    692,816 1.79 - 1.86  1,249,766          2.53   0.20 - 0.25    11.52 - 11.64
  Investment Option                 2009    889,180 1.61 - 1.67  1,435,990          5.36   0.20 - 0.25    21.52 - 21.56
                                    2008    773,685 1.32 - 1.37  1,027,956          2.88   0.20 - 0.45 (17.37) - (17.17)
                                    2007  3,108,745 1.60 - 1.66  4,977,502          4.68   0.20 - 0.45      1.50 - 1.79
MFS VIT New Discovery               2011     16,368        1.16     18,912            --          0.20           (10.47)
  Investment Option                 2010     16,381        1.29     21,135            --          0.20            36.08
  (Commenced 11/10/2008 and
  began transactions in 2010)
MIST BlackRock High Yield           2011 10,075,267 2.24 - 2.45 23,458,258          6.42 (0.01) - 0.14      2.34 - 2.50
  Investment Option                 2010 11,234,671 2.19 - 2.39 25,706,919          6.60 (0.01) - 0.14    15.94 - 16.13
  (Commenced 4/30/2007)             2009  9,532,003 1.85 - 2.06 18,734,894          5.71   0.01 - 0.34    46.73 - 47.27
                                    2008  6,458,444 1.28 - 1.40  8,911,064          7.51   0.01 - 0.34 (24.45) - (24.20)
                                    2007 10,497,224 1.69 - 1.86 18,755,613            --   0.04 - 0.34   (1.94) - (1.69)
MIST BlackRock Large Cap            2011 11,344,397 0.77 - 0.98 10,969,668          0.97   0.20 - 0.25             0.00
  Core Investment Option            2010  9,846,995 0.77 - 0.98  9,555,864          1.25   0.20 - 0.25    12.31 - 12.41
                                    2009 11,114,377 0.69 - 0.87  9,548,809          0.98   0.25 - 0.45    18.88 - 18.92
                                    2008  8,592,239 0.58 - 0.73  6,162,095          0.65   0.20 - 0.45 (37.57) - (37.39)
                                    2007  8,260,595 0.91 - 1.17  9,442,669          0.20   0.20 - 0.45      0.70 - 5.36
MIST Clarion Global Real            2011  6,277,105 1.99 - 2.70 14,608,680          4.05   0.10 - 0.45   (5.59) - (5.37)
  Estate Investment Option          2010  5,943,976 2.11 - 2.86 14,763,665          8.33   0.10 - 0.35    15.87 - 16.18
                                    2009  5,730,394 1.82 - 2.47 12,410,388          3.59   0.10 - 0.45    34.54 - 34.98
                                    2008  7,852,558 1.37 - 1.83 12,677,317          2.32   0.10 - 0.45 (41.82) - (41.63)
                                    2007 13,852,231 2.35 - 3.13 40,027,803          1.21   0.10 - 0.45 (17.27) - (14.93)

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OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                            UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                       ---------- ----------- ---------- ------------- ----------- -------------------
MIST Harris Oakmark               2011  4,246,223 1.12 - 1.40  5,508,033          0.03 0.10 - 0.25 (14.18) - (14.07)
  International Investment Option 2010  6,021,081 1.30 - 1.62  8,667,146          2.06 0.15 - 0.25    16.38 - 16.46
                                  2009  5,974,481 1.12 - 1.40  7,417,949          6.28 0.10 - 0.25    55.12 - 55.39
                                  2008 14,631,922 0.72 - 0.90 11,623,836          2.00 0.10 - 0.45 (40.97) - (40.82)
                                  2007 17,975,691 1.22 - 1.52 23,644,971          0.62 0.09 - 0.44   (7.55) - (1.02)
MIST Invesco Small Cap            2011    394,435        1.52    600,099            -- 0.20 - 0.25   (1.11) - (1.04)
  Growth Investment Option        2010    118,587 1.53 - 1.54    182,234            -- 0.20 - 0.25    26.15 - 26.27
                                  2009    122,868        1.22    149,614            -- 0.20 - 0.25    33.85 - 33.92
                                  2008    167,590        0.91    152,397            -- 0.20 - 0.25 (38.77) - (38.72)
                                  2007    308,441        1.49    457,898            --        0.20            11.24
MIST Janus Forty Investment       2011 19,035,386 0.69 - 1.25 19,845,813          1.78 0.15 - 0.45   (7.61) - (7.46)
  Option                          2010 20,074,904 0.75 - 1.35 22,164,389          1.73 0.15 - 0.35      9.30 - 9.55
                                  2009 18,380,985 0.68 - 1.24 19,077,489            -- 0.15 - 0.45    42.48 - 42.89
                                  2008 32,714,712 0.48 - 0.87 24,193,209          5.78 0.15 - 0.45 (42.09) - (41.91)
                                  2007 16,611,592 0.82 - 1.34 15,475,331          0.15 0.20 - 0.45    29.89 - 30.23
MIST Lazard Mid Cap               2011    781,118 1.61 - 2.02  1,296,333          1.01 0.20 - 0.25   (5.38) - (5.34)
  Investment Option               2010    983,124 1.70 - 2.14  1,722,771          1.06 0.20 - 0.25    22.96 - 23.03
  (Commenced 4/28/2008)           2009  1,142,320 1.39 - 1.74  1,611,922          1.43 0.20 - 0.25    36.85 - 36.86
                                  2008  1,992,839 1.01 - 1.27  2,068,782            -- 0.20 - 0.45 (36.18) - (36.16)
MIST Loomis Sayles Global         2011  2,355,278        1.63  3,829,065          2.64 0.20 - 0.25   (1.52) - (1.45)
  Markets Investment Option       2010  2,788,525 1.65 - 1.66  4,601,659          3.27 0.20 - 0.25    22.13 - 22.14
  (Commenced 4/30/2007)           2009  2,781,628 1.35 - 1.36  3,759,496          2.31 0.20 - 0.25    40.58 - 40.71
                                  2008  4,183,257        0.96  4,020,076          6.40 0.20 - 0.25 (39.25) - (39.20)
                                  2007  6,255,239        1.58  9,893,649            -- 0.20 - 0.25    20.55 - 20.58
MIST Lord Abbett Bond             2011    298,007 2.02 - 2.31    617,615          5.92 0.20 - 0.25      4.57 - 4.61
  Debenture Investment Option     2010    382,147 1.93 - 2.21    753,286          6.37 0.20 - 0.25    12.86 - 12.99
                                  2009    409,494 1.71 - 1.96    712,837          8.84 0.20 - 0.25    36.78 - 36.83
                                  2008  1,287,676 1.25 - 1.43  1,622,532          5.00 0.20 - 0.45 (18.76) - (18.58)
                                  2007  1,307,048 1.53 - 1.76  2,030,107          8.65 0.20 - 0.45      6.39 - 6.68
MIST Lord Abbett Mid Cap          2011  6,408,309        1.01  6,467,659          0.54 0.15 - 0.25   (4.01) - (3.89)
  Value Investment Option         2010  6,748,844        1.05  7,087,154          0.59 0.20 - 0.25    25.21 - 25.30
                                  2009  6,843,520        0.84  5,736,696          2.14 0.20 - 0.25    26.20 - 26.24
                                  2008  7,045,343 0.66 - 0.67  4,676,546          0.66 0.10 - 0.45 (39.09) - (38.79)
                                  2007 28,966,786 1.08 - 1.09 31,478,015          0.31 0.10 - 0.45    (9.56) - 0.46
MIST MetLife Aggressive Strategy  2011  2,175,165 1.11 - 1.12  2,424,154            -- 0.20 - 0.25 (13.70) - (13.67)
  Investment Option
  (Commenced 5/2/2011)
MIST MFS Emerging Markets         2011  2,380,983 1.54 - 2.11  3,709,810          1.51 0.20 - 0.25 (18.61) - (18.58)
  Equity Investment Option        2010  3,027,112 1.89 - 2.59  6,190,495          1.21 0.20 - 0.25    23.69 - 23.71
  (Commenced 4/30/2007)           2009  3,093,070 1.53 - 2.09  5,038,330          1.96 0.20 - 0.25    68.73 - 68.92
                                  2008  3,253,402 0.90 - 1.24  3,145,530          1.56 0.20 - 0.45 (55.60) - (55.47)
                                  2007  3,320,809 2.03 - 2.79  7,219,917            -- 0.20 - 0.45    26.23 - 26.40

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OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                            UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                       ---------- ----------- ---------- ------------- ----------- -------------------
MIST MFS Research                 2011  2,249,226        1.30  2,930,632          1.87 0.20 - 0.25 (10.93) - (10.88)
  International Investment Option 2010  2,697,454        1.46  3,944,359          1.65 0.20 - 0.25    11.07 - 11.18
  (Commenced 4/30/2007)           2009  2,643,562 1.31 - 1.32  3,476,840          3.40 0.20 - 0.25    31.24 - 31.26
                                  2008  2,879,109        1.00  2,883,933          1.99 0.20 - 0.25 (42.51) - (42.48)
                                  2007  4,572,964 1.71 - 1.74  7,961,575            -- 0.20 - 0.45      5.29 - 5.51
MIST Morgan Stanley Mid Cap       2011     36,970        1.71     63,321          0.01        0.20            (6.85)
  Growth Investment Option
  Commenced 5/3/2010 and
  began transactions in 2011)
MIST PIMCO Inflation Protected    2011 11,515,228 1.67 - 1.72 19,671,526          1.87 0.10 - 0.45    10.96 - 11.38
  Bond Investment Option          2010  9,998,970 1.52 - 1.55 15,365,358          2.44 0.10 - 0.35      7.67 - 7.89
  (Commenced 4/30/2007)           2009 12,081,160 1.40 - 1.43 17,226,457          5.99 0.10 - 0.45    17.85 - 18.23
                                  2008 27,784,418 1.19 - 1.21 33,477,301          4.10 0.10 - 0.45   (7.26) - (6.98)
                                  2007 24,800,396 1.28 - 1.30 32,067,720            -- 0.10 - 0.45      7.12 - 7.36
MIST Pioneer Fund                 2011    551,840 1.01 - 1.02    558,598          1.47 0.20 - 0.25   (4.77) - (4.72)
  Investment Option               2010    737,980 1.06 - 1.07    783,816          1.41 0.20 - 0.25    15.94 - 15.97
                                  2009    790,518 0.91 - 0.92    723,794          0.02 0.20 - 0.25    23.59 - 23.68
                                  2008      4,666        0.75      3,483          1.29        0.25           (33.03)
                                  2007     47,835        1.11     53,277          0.61        0.25             4.80
MIST Pioneer Strategic            2011    749,260 2.20 - 2.23  1,647,071          4.71 0.20 - 0.25      3.38 - 3.39
  Income Investment Option        2010    641,547 2.13 - 2.16  1,363,634          6.72 0.20 - 0.25    11.92 - 11.95
  (Commenced 5/1/2006 and         2009        711 1.90 - 1.93      1,366          5.55 0.20 - 0.25    32.76 - 32.89
  began transactions in 2008)     2008        503 1.43 - 1.45        731            -- 0.20 - 0.25           (10.97)
MIST T. Rowe Price Large Cap      2011  2,122,113 1.14 - 1.15  2,440,874          0.63 0.15 - 0.25   (4.26) - (4.25)
  Value Investment Option         2010  2,097,757        1.20  2,518,718          1.02 0.20 - 0.25    16.80 - 16.83
                                  2009  2,147,980 1.01 - 1.03  2,208,403          2.19 0.20 - 0.45    17.76 - 18.16
                                  2008  3,552,707 0.86 - 0.87  3,091,508          1.59 0.15 - 0.45 (36.59) - (36.46)
                                  2007 10,589,983 1.35 - 1.37 14,525,509          0.64 0.15 - 0.45      3.29 - 3.62
MIST T. Rowe Price Mid Cap        2011  2,810,315        1.19  3,350,266            --        0.20            (1.57)
  Growth Investment Option        2010  3,260,105        1.21  3,949,437            --        0.20            27.74
  (Commenced 4/28/2008)           2009  1,699,076        0.95  1,610,379            --        0.20            45.62
                                  2008    763,466        0.65    497,131            --        0.20           (37.36)
MIST Third Avenue Small Cap       2011  4,333,007 1.98 - 1.99  8,617,621          1.15 0.20 - 0.25   (9.20) - (9.16)
  Value Investment Option         2010  4,411,948 2.18 - 2.20  9,656,765          1.19 0.20 - 0.25    19.61 - 19.68
  (Commenced 4/30/2007)           2009  4,940,545        1.83  9,040,020          1.17 0.20 - 0.25    26.10 - 26.13
                                  2008  6,715,573 1.43 - 1.45  9,739,517          0.87 0.20 - 0.45 (30.13) - (29.93)
                                  2007 12,584,212 1.95 - 2.08 26,073,461            -- 0.10 - 0.45   (9.33) - (9.12)
MSF Barclays Capital Aggregate    2011     80,790        2.00    161,665            --        0.20             7.29
  Bond Index Investment Option
  (Commenced 4/28/2008 and
  began transactions in 2011)

101

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METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MSF BlackRock Aggressive       2011   6,478,884 0.65 - 1.00   4,781,205          0.20 0.20 - 0.25   (3.44) - (3.38)
  Growth Investment Option     2010   7,093,972 0.67 - 1.04   5,641,801            -- 0.20 - 0.25    14.87 - 14.97
                               2009   6,778,241 0.58 - 0.90   4,638,079          0.06 0.20 - 0.25    48.93 - 48.97
                               2008   8,374,562 0.39 - 0.61   3,709,680            -- 0.20 - 0.45 (46.00) - (45.83)
                               2007  11,829,117 0.72 - 1.12   9,301,631            -- 0.20 - 0.45    19.96 - 20.20
MSF BlackRock Bond Income      2011     982,555 1.62 - 1.63   1,596,124          2.61 0.20 - 0.25      6.30 - 6.34
  Investment Option            2010   3,386,772 1.52 - 1.53   5,166,626          3.60 0.20 - 0.25      8.09 - 8.12
                               2009   3,014,799 1.41 - 1.42   4,256,871          6.75 0.20 - 0.25      9.22 - 9.26
                               2008   3,751,486 1.27 - 1.30   4,851,880          6.22 0.20 - 0.45   (3.85) - (3.64)
                               2007   7,807,685 1.32 - 1.35  10,493,386          3.21 0.20 - 0.45      5.84 - 6.09
MSF BlackRock Diversified      2011     589,455 1.19 - 1.29     743,559          2.37 0.20 - 0.25      3.53 - 3.58
  Investment Option            2010     647,025 1.15 - 1.25     785,127          1.85 0.20 - 0.25      9.39 - 9.46
  (Commenced 4/30/2007)        2009     605,158 1.05 - 1.14     669,882          4.64 0.20 - 0.25    16.94 - 16.98
                               2008     478,320 0.90 - 0.97     447,292          3.01 0.20 - 0.45 (25.14) - (24.92)
                               2007   2,962,202 1.19 - 1.30   3,809,622            -- 0.20 - 0.45      1.11 - 1.27
MSF BlackRock Large Cap        2011   3,121,209        1.25   3,912,828          0.95 0.15 - 0.20      1.88 - 1.95
  Value Investment Option      2010   3,001,173        1.23   3,692,296          0.83 0.15 - 0.20      8.70 - 8.75
  (Commenced 4/28/2008)        2009   2,514,588        1.13   2,844,443          1.21        0.15            10.88
                               2008   5,052,364        1.02   5,153,946            --        0.15           (31.19)
MSF BlackRock Legacy Large     2011   2,154,795 0.65 - 0.84   1,515,367          0.18 0.20 - 0.25   (9.14) - (9.13)
  Cap Growth Investment Option 2010   3,590,400 0.71 - 0.92   2,884,840          0.22 0.20 - 0.25    19.48 - 19.70
  (Commenced 5/4/2009)         2009   3,503,546 0.59 - 0.77   2,381,316            -- 0.20 - 0.25    30.51 - 30.55
MSF BlackRock Money Market     2011 131,830,606 1.18 - 1.31 169,834,217            -- 0.10 - 0.35   (0.34) - (0.08)
  Investment Option            2010 115,841,769 1.19 - 1.32 149,581,427          0.01 0.10 - 0.35   (0.34) - (0.08)
                               2009 119,127,805 1.19 - 1.32 154,467,545          0.44 0.15 - 0.45    (0.08) - 0.25
                               2008 122,609,331 1.21 - 1.32 158,663,216          2.84 0.15 - 0.45      2.46 - 2.72
                               2007 143,562,404 1.18 - 1.28 181,026,556          4.93 0.15 - 0.45      4.56 - 4.91
MSF FI Value Leaders           2011   4,130,021 1.14 - 1.23   4,826,407          1.07 0.20 - 0.25   (6.45) - (6.44)
  Investment Option            2010   5,091,658 1.22 - 1.32   6,375,101          1.54 0.20 - 0.25    14.10 - 14.29
                               2009   5,406,736 1.07 - 1.16   5,908,285          2.73 0.20 - 0.45    21.20 - 21.43
                               2008   6,493,412 0.88 - 0.95   5,831,011          1.90 0.20 - 0.45 (39.31) - (39.13)
                               2007  11,271,223 1.45 - 1.57  17,016,803          0.78 0.20 - 0.45      3.64 - 3.87
MSF Jennison Growth            2011   4,769,748 1.40 - 1.42   6,718,085          0.16 0.10 - 0.20      0.36 - 0.43
  Investment Option            2010   1,031,991        1.40   1,442,007          0.64        0.20            11.40
  (Commenced 4/28/2008 and)
  began transactions in 2010)
MSF MetLife Conservative       2011   1,594,265        1.35   2,153,181          2.42 0.20 - 0.25      2.98 - 3.05
  Allocation Investment Option 2010   1,462,237        1.31   1,916,597          3.65 0.20 - 0.25      9.73 - 9.88
                               2009     897,775 1.19 - 1.20   1,071,088          2.98 0.15 - 0.25    20.24 - 20.30
                               2008   2,225,945 0.99 - 1.00   2,210,459          1.17 0.15 - 0.25 (14.64) - (14.52)
                               2007   1,759,746        1.16   2,042,991            -- 0.15 - 0.25      5.35 - 5.43

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                        ---------- ----------- ---------- ------------- ----------- -------------------
MSF MetLife Conservative to        2011  1,433,429 1.30 - 1.31  1,864,271          2.05 0.15 - 0.25      0.78 - 0.93
  Moderate Allocation Investment   2010    598,406        1.29    772,226          3.31 0.20 - 0.25    11.22 - 11.37
  Option                           2009    510,449        1.16    591,856          2.90 0.15 - 0.25    23.38 - 23.44
                                   2008  2,580,385        0.94  2,430,117          1.10 0.15 - 0.25 (21.82) - (21.68)
                                   2007  6,733,031        1.20  8,101,928            -- 0.15 - 0.25      4.52 - 4.60
MSF MetLife Mid Cap Stock          2011  1,428,201 1.98 - 2.00  2,850,410          1.00 0.15 - 0.20   (2.07) - (2.06)
  Index Investment Option          2010  1,267,607 2.03 - 2.04  2,582,576          1.02 0.15 - 0.20    26.06 - 26.11
  (Commenced 4/28/2008)            2009  1,065,555 1.61 - 1.62  1,721,970          1.35 0.15 - 0.20    36.73 - 36.83
                                   2008    135,743        1.18    160,369            -- 0.15 - 0.20 (35.51) - (35.49)
MSF MetLife Moderate               2011  4,590,278 1.24 - 1.25  5,718,661          1.40 0.20 - 0.25   (1.66) - (1.58)
  Allocation Investment Option     2010  5,366,631        1.27  6,796,849          1.98 0.20 - 0.25    12.91 - 12.95
                                   2009  2,899,665        1.12  3,250,002          2.90 0.20 - 0.25    26.13 - 26.32
                                   2008  1,212,413        0.89  1,077,372          0.90 0.15 - 0.25 (28.82) - (28.72)
                                   2007 10,244,446        1.25 12,802,528          0.01 0.15 - 0.25      4.09 - 4.17
MSF MetLife Moderate to            2011  1,947,123 1.16 - 1.17  2,265,029          1.46 0.20 - 0.25   (3.97) - (3.95)
  Aggressive Allocation Investment 2010  1,826,496        1.21  2,213,036          2.31 0.20 - 0.25    14.37 - 14.53
  Option                           2009  1,798,633        1.06  1,903,593          2.26 0.20 - 0.25    28.80 - 28.87
                                   2008    922,423        0.82    758,228          0.82 0.20 - 0.25 (35.30) - (35.25)
                                   2007  1,458,090        1.27  1,850,573          0.03 0.20 - 0.25      3.59 - 3.67
MSF MetLife Stock Index            2011 16,045,724 1.58 - 1.61 25,515,906          1.72 0.08 - 0.23      1.60 - 1.78
  Investment Option                2010 21,757,388 1.56 - 1.58 34,028,871          1.77 0.08 - 0.23    14.56 - 14.69
  (Commenced 4/30/2007)            2009 21,950,152 1.36 - 1.37 29,939,412          1.91 0.13 - 0.23    25.93 - 26.04
                                   2008 25,571,690 1.07 - 1.09 27,728,723          2.00 0.13 - 0.43 (37.37) - (37.17)
                                   2007 44,521,122 1.70 - 1.73 76,908,937            -- 0.13 - 0.43   (0.82) - (0.63)
MSF MFS Total Return               2011 13,227,382 1.49 - 1.78 23,034,074          2.51 0.10 - 0.25      1.95 - 2.13
  Investment Option                2010 15,551,878 1.46 - 1.75 26,638,450          2.88 0.10 - 0.25      9.60 - 9.73
                                   2009 14,788,424 1.57 - 1.59 23,354,946          4.32 0.20 - 0.25    18.09 - 18.15
                                   2008 19,827,755 1.12 - 1.35 26,543,341          3.07 0.15 - 0.45 (22.65) - (22.43)
                                   2007 21,883,376 1.71 - 1.74 37,563,528          1.86 0.20 - 0.45      3.76 - 3.94
MSF MFS Value Investment           2011  9,095,881 1.50 - 1.83 13,910,109          1.59 0.15 - 0.25      0.61 - 0.70
  Option (Commenced 4/28/2008)     2010  7,593,296 1.49 - 1.82 11,313,054          1.43 0.15 - 0.25    11.15 - 11.31
                                   2009  6,342,711 1.34 - 1.63  8,475,454            -- 0.15 - 0.25    20.52 - 20.60
                                   2008     21,597        1.36     29,270            --        0.25           (29.57)
MSF Oppenheimer Global             2011    351,143 1.30 - 1.31    459,426          1.71 0.20 - 0.25   (8.69) - (8.60)
  Equity Investment Option         2010    329,921        1.43    472,200          1.25 0.20 - 0.25    15.64 - 15.68
                                   2009    244,968 1.22 - 1.24    303,047          2.20 0.20 - 0.25    39.27 - 39.46
                                   2008    540,918        0.89    479,618          2.51 0.20 - 0.25 (40.68) - (40.67)
                                   2007    735,889        1.50  1,099,890          0.92        0.20             6.10
MSF Russell 2000 Index             2011 10,206,460 1.42 - 1.91 16,991,130          1.07 0.10 - 0.45   (4.43) - (4.21)
  Investment Option                2010 11,745,494 1.48 - 2.00 20,357,543          1.04 0.10 - 0.35    26.50 - 26.84
  (Commenced 4/30/2007)            2009  9,761,406 1.17 - 1.58 13,272,784          2.15 0.15 - 0.45    25.43 - 25.83
                                   2008 11,704,787 0.93 - 1.25 12,549,521          1.13 0.15 - 0.45 (33.75) - (33.55)
                                   2007 18,889,259 1.40 - 1.89 28,667,494            -- 0.15 - 0.45   (7.19) - (6.98)

103

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OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
MSF T. Rowe Price Large Cap  2011     994,685 1.02 - 1.03   1,023,466            -- 0.20 - 0.25   (1.54) - (1.53)
  Growth Investment Option   2010   1,580,977 1.04 - 1.05   1,652,231          0.07 0.20 - 0.25    16.46 - 16.50
                             2009   1,590,178 0.89 - 0.90   1,426,484          0.33 0.20 - 0.25    42.65 - 42.83
                             2008   2,410,322        0.63   1,514,719          0.30 0.20 - 0.25 (42.17) - (42.14)
                             2007   2,806,657 1.07 - 1.09   3,046,813          0.13 0.20 - 0.45      8.65 - 8.93
MSF Western Asset            2011   1,720,774 1.84 - 1.85   3,168,321          1.42 0.05 - 0.10      5.43 - 5.44
  Management U.S. Government 2010   2,916,768        1.75   5,097,375          3.41 0.05 - 0.10      5.67 - 5.75
  Investment Option          2009   4,652,479 1.65 - 1.66   7,684,722          3.86 0.05 - 0.10      4.28 - 4.30
                             2008  10,816,523 1.41 - 1.59  17,125,896          4.46 0.05 - 0.30   (0.64) - (0.35)
                             2007  15,127,042 1.42 - 1.60  23,801,308          2.48 0.05 - 0.30      4.04 - 4.81
PIMCO VIT Low Duration       2011  30,417,379 1.35 - 1.36  41,103,847          1.67 0.15 - 0.25      0.82 - 0.97
  Investment Option          2010  13,996,846        1.34  18,779,369          1.62 0.20 - 0.25      5.02 - 5.09
                             2009  13,107,557 1.27 - 1.28  16,739,924          3.64 0.20 - 0.25    13.04 - 13.11
                             2008  19,396,515 1.12 - 1.13  21,896,847          4.10 0.15 - 0.45   (0.89) - (0.61)
                             2007  15,490,403 1.13 - 1.14  17,613,225          4.76 0.15 - 0.45      6.83 - 7.25
PIMCO VIT Total Return       2011  79,157,129 1.88 - 1.94 153,229,315          2.63 0.10 - 0.45      3.17 - 3.53
  Investment Option          2010  99,258,002 1.83 - 1.88 185,834,822          2.42 0.10 - 0.35      7.73 - 7.97
                             2009 100,124,315 1.69 - 1.74 173,692,771          5.18 0.10 - 0.45    13.48 - 13.96
                             2008  93,071,668 1.50 - 1.53 141,841,327          4.46 0.10 - 0.45      4.31 - 4.69
                             2007  96,209,141 1.44 - 1.46 140,174,998          4.80 0.10 - 0.45      8.29 - 8.61
Pioneer VCT Emerging         2011   1,638,756 3.29 - 3.30   5,407,530            -- 0.15 - 0.20 (23.76) - (23.73)
  Markets Investment Option  2010   1,540,411 4.31 - 4.33   6,664,200          0.34 0.15 - 0.20    15.36 - 15.45
  (Commenced 4/28/2008)      2009   1,342,316 3.74 - 3.75   5,031,343          0.85 0.15 - 0.20    73.69 - 73.76
                             2008   2,185,039 2.15 - 2.16   4,713,572            -- 0.15 - 0.20 (55.17) - (55.16)
Pioneer VCT Mid Cap Value    2011     925,975 1.59 - 1.61   1,486,372          0.73 0.20 - 0.45   (6.15) - (6.01)
  Investment Option          2010   1,366,320 1.69 - 1.72   2,336,839          0.90 0.20 - 0.35    17.42 - 17.63
                             2009   1,357,659 1.43 - 1.46   1,972,305          1.28 0.20 - 0.45    24.69 - 25.04
                             2008   1,775,315 1.15 - 1.17   2,064,065          0.85 0.15 - 0.45 (34.06) - (33.86)
                             2007   2,792,781 1.74 - 1.76   4,920,894          0.75 0.20 - 0.45      4.83 - 5.13
Putnam VT Multi-Cap Growth   2011     165,569        0.90     149,235          0.32 0.20 - 0.25   (5.28) - (5.25)
  Investment Option          2010     177,018        0.95     168,449          0.34 0.20 - 0.25    19.27 - 19.30
  (Commenced 2/16/2009)      2009     196,248 0.79 - 0.80     156,523          0.38 0.20 - 0.25            33.00
Royce Micro-Cap Investment   2011   2,643,944 1.55 - 1.56   4,123,530          2.32 0.15 - 0.25 (12.35) - (12.23)
  Option                     2010   2,469,394 1.77 - 1.78   4,390,270          1.89 0.20 - 0.25    29.61 - 29.69
                             2009   1,906,024        1.37   2,612,674            -- 0.20 - 0.25    57.77 - 57.79
                             2008   1,050,038        0.87     912,539          0.73 0.15 - 0.25 (43.44) - (43.33)
                             2007   4,128,060        1.54   6,343,196          0.72 0.15 - 0.20      3.78 - 3.79
Royce Small-Cap Investment   2011   6,838,809 1.44 - 1.45   9,928,402          0.32 0.15 - 0.25   (3.54) - (3.46)
  Option                     2010   7,811,677 1.50 - 1.51  11,744,727          0.12 0.15 - 0.25    20.26 - 20.40
                             2009   8,011,958 1.24 - 1.25  10,011,781            -- 0.15 - 0.25    34.78 - 34.99
                             2008   8,351,658 0.92 - 0.93   7,731,864          1.27 0.15 - 0.45 (27.47) - (27.32)
                             2007   4,791,185        1.27   6,094,441          0.05 0.20 - 0.25   (2.38) - (2.30)

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                   AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------- ---------------------------------------------
                                                                                    EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------- ---------- ------------- ----------- -------------------
UIF Emerging Markets Equity   2011  2,966,013        1.71  5,063,487          0.34        0.25           (18.44)
  Investment Option           2010  5,701,882        2.09 11,932,117          0.53        0.25            18.72
  (Commenced 11/10/2008 and   2009  3,183,329        1.76  5,610,897            --        0.25            69.52
  began transactions in 2009)
Vanguard VIF Diversified      2011    465,467 1.61 - 1.63    754,457          2.03 0.25 - 0.45      3.41 - 3.61
  Value Investment Option     2010    512,623        1.57    802,355          2.38        0.35             8.91
                              2009    500,448 1.43 - 1.45    718,941          8.62 0.25 - 0.45    26.37 - 26.62
                              2008  5,394,944 1.13 - 1.14  6,155,719          3.78 0.25 - 0.45 (36.41) - (36.31)
                              2007 10,524,214 1.78 - 1.79 18,862,855          1.87 0.20 - 0.45      3.43 - 3.70
Vanguard VIF Equity Index     2011    955,048        1.39  1,331,675          1.65 0.25 - 0.45             1.53
  Investment Option           2010  1,054,675        1.37  1,447,742          2.07        0.35            14.51
                              2009  1,094,224 1.19 - 1.21  1,311,678          5.45 0.25 - 0.45    25.90 - 26.15
                              2008  9,473,287 0.95 - 0.96  9,052,170          0.47 0.25 - 0.45 (37.23) - (37.11)
                              2007 17,278,773 1.51 - 1.52 26,263,243          1.56 0.25 - 0.45      4.87 - 5.12
Vanguard VIF Short-Term       2011    182,228 1.33 - 1.34    244,526          3.62 0.35 - 0.45      1.60 - 1.67
  Investment-Grade Investment 2010    239,843        1.32    316,580          3.27        0.35             4.85
  Option                      2009    202,670 1.25 - 1.26    255,135          4.37        0.35    13.32 - 13.42
                              2008    163,308        1.10    180,233          5.61        0.45            (3.83)
                              2007    198,302        1.15    227,710          0.89        0.45             5.51

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized policy expenses of each of the applicable Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Option.

This page is intentionally left blank.

              CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III

                                   PROSPECTUS




                                 APRIL 30, 2012


        CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

               ISSUED BY: METLIFE INSURANCE COMPANY OF CONNECTICUT

This prospectus describes information you should know before you purchase Corporate Owned Variable Universal Life Insurance III (the Policy), a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (We, or the Company). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. Please consult your Policy for the provisions that apply in your state. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.

As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (the "INSURED"). Premium Payments are flexible in both frequency and amount.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (THE "FUNDS"). A fixed rate option (THE "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Investment Options that invest in the following Funds are available for all
Policies:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  INSURANCE FUNDS)                                 Contrafund(R) Portfolio -- Service Class 2
  Invesco V.I. Global Real Estate                  Equity-Income Portfolio -- Initial Class
  Fund -- Series I                                 Freedom 2010 Portfolio -- Initial Class
  Invesco V.I. Government Securities               Freedom 2015 Portfolio -- Initial Class
  Fund -- Series I                                 Freedom 2020 Portfolio -- Initial Class
  Invesco V.I. International Growth                Freedom 2025 Portfolio -- Initial Class
  Fund -- Series I                                 Freedom 2030 Portfolio -- Initial Class
  Invesco Van Kampen V.I. Comstock                 Growth & Income Portfolio -- Service
  Fund -- Series II                                Class 2
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES         High Income Portfolio -- Initial Class
  FUND, INC.                                       Index 500 Portfolio -- Initial Class
  Global Thematic Growth Portfolio -- Class B      Investment Grade Bond Portfolio -- Service
  Intermediate Bond Portfolio -- Class A           Class
  International Value Portfolio -- Class A         Mid Cap Portfolio -- Service Class 2
AMERICAN CENTURY VARIABLE PORTFOLIOS,              Overseas Portfolio -- Service Class 2
  INC. -- CLASS I                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  VP Ultra(R) Fund                                 TRUST
  VP Vista(SM) Fund                                Mutual Global Discovery Securities
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Fund -- Class 2
  American Funds Bond Fund                         Templeton Developing Markets Securities
  American Funds Global Growth Fund                Fund -- Class 2
  American Funds Global Small Capitalization       Templeton Foreign Securities Fund --
  Fund                                             Class 2
  American Funds Growth Fund                       Templeton Global Bond Securities
  American Funds Growth-Income Fund                Fund -- Class 1
  American Funds High-Income Bond Fund           JANUS ASPEN SERIES -- SERVICE SHARES
  American Funds International Fund                Enterprise Portfolio
  American Funds New World Fund(R)                 Global Technology Portfolio
  American Funds U.S. Government/AAA-Rated         Janus Aspen Perkins Mid Cap Value Portfolio
  Securities Fund                                  Overseas Portfolio
DELAWARE VIP(R) TRUST -- STANDARD CLASS          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Delaware VIP(R) Small Cap Value Series           Legg Mason ClearBridge Variable Aggressive
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL           Growth Portfolio -- Class I
  SHARES                                           Legg Mason ClearBridge Variable
  Appreciation Portfolio                              Appreciation Portfolio -- Class I
  International Value Portfolio
  Opportunistic Small Cap Portfolio

  Legg Mason ClearBridge Variable Equity           Davis Venture Value Portfolio -- Class A
     Income Builder Portfolio -- Class I           FI Value Leaders Portfolio -- Class D
  Legg Mason ClearBridge Variable Fundamental      Jennison Growth Portfolio -- Class A
     All Cap Value Portfolio -- Class I            MetLife Conservative Allocation
  Legg Mason ClearBridge Variable Large Cap        Portfolio -- Class B
     Growth Portfolio -- Class I                   MetLife Conservative to Moderate Allocation
  Legg Mason ClearBridge Variable Large Cap        Portfolio -- Class B
     Value Portfolio -- Class I                    MetLife Mid Cap Stock Index
  Legg Mason Investment Counsel Variable           Portfolio -- Class A
     Social Awareness Portfolio                    MetLife Moderate Allocation
LEGG MASON PARTNERS VARIABLE INCOME                Portfolio -- Class B
  TRUST -- CLASS I                                 MetLife Moderate to Aggressive Allocation
  Legg Mason Western Asset Variable Global         Portfolio -- Class B
  High Yield Bond Portfolio                        MetLife Stock Index Portfolio -- Class A
  Legg Mason Western Asset Variable Strategic      MFS(R) Total Return Portfolio -- Class F
  Bond Portfolio                                   MFS(R) Value Portfolio -- Class A
MET INVESTORS SERIES TRUST                         MSCI EAFE(R) Index Portfolio -- Class A
  BlackRock High Yield Portfolio -- Class A        Oppenheimer Global Equity
  BlackRock Large Cap Core Portfolio --            Portfolio -- Class B
  Class E                                          Russell 2000(R) Index Portfolio -- Class A
  Clarion Global Real Estate                       Western Asset Management U.S. Government
  Portfolio -- Class A                             Portfolio -- Class A
  Harris Oakmark International                   MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
  Portfolio -- Class A                             CLASS
  Janus Forty Portfolio -- Class A                 MFS(R) Global Equity Series
  Lazard Mid Cap Portfolio -- Class A              MFS(R) High Income Series
  Loomis Sayles Global Markets                     MFS(R) New Discovery Series
  Portfolio -- Class A                           OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-
  Lord Abbett Bond Debenture                       SERVICE SHARES
  Portfolio -- Class A                             Oppenheimer Main Street Small- & Mid-Cap
  Lord Abbett Mid Cap Value                        Fund(R)/VA
  Portfolio -- Class B                           PIMCO VARIABLE INSURANCE
  MetLife Aggressive Strategy                      TRUST -- ADMINISTRATIVE CLASS
  Portfolio -- Class B                             PIMCO All Asset Portfolio
  Morgan Stanley Mid Cap Growth                    PIMCO Long-Term U.S. Government Portfolio
  Portfolio -- Class A                             PIMCO Low Duration Portfolio
  PIMCO Inflation Protected Bond                   PIMCO Total Return Portfolio
  Portfolio -- Class A                           PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Fund Portfolio -- Class A                Pioneer Emerging Markets VCT Portfolio
  Pioneer Strategic Income Portfolio --            Pioneer Mid Cap Value VCT Portfolio
  Class A                                        PUTNAM VARIABLE TRUST -- CLASS IB
  T. Rowe Price Large Cap Value                    Putnam VT International Value Fund
  Portfolio -- Class B                           ROYCE CAPITAL FUND -- INVESTMENT CLASS
METROPOLITAN SERIES FUND                           Royce Micro-Cap Portfolio
  Baillie Gifford International Stock              Royce Small-Cap Portfolio
  Portfolio -- Class A                           THE UNIVERSAL INSTITUTIONAL FUNDS,
  Barclays Capital Aggregate Bond Index            INC. -- CLASS I
  Portfolio -- Class A                             Emerging Markets Debt Portfolio
  BlackRock Aggressive Growth                      Emerging Markets Equity Portfolio
  Portfolio -- Class D
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Large Cap Value
  Portfolio -- Class B
  BlackRock Legacy Large Cap Growth
  Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A




Certain Funds have been subject to a name change. Please see Appendix B - "Additional Information Regarding Funds" for more information.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..........................     3
Policy Summary..........................................................     3
Principal Policy Benefits...............................................     3
Principal Policy Risks..................................................     4
Fund Company Risks......................................................     6
FEE TABLES..............................................................     7
Periodic Charges Other Than Fund Operating Expenses.....................     8
Fund Charges and Expenses...............................................    11
DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS..................    15
The Insurance Company...................................................    15
The Separate Account and its Investment Options.........................    15
The Funds...............................................................    16
Voting Rights...........................................................    25
Conflicts of Interest...................................................    25
The Fixed Account.......................................................    25
POLICY CHARGES AND DEDUCTIONS...........................................    25
Charges Against Premium.................................................    26
Charges Against Contract Value..........................................    27
Charges Against the Separate Account....................................    28
Fund Charges............................................................    28
Modification, Reserved Rights and Other Charges.........................    28
POLICY DESCRIPTION......................................................    28
Applying for a Policy...................................................    29
Right to Cancel (free look period)......................................    29
When Coverage Begins....................................................    30
Income Tax Free 'Section 1035' Exchanges................................    30
Ownership/Policy Rights.................................................    30
PREMIUMS................................................................    32
Amount, Frequency and Duration of Premium Payments......................    32
Allocation of Premium Payments..........................................    32
VALUES UNDER YOUR POLICY................................................    33
Contract Value..........................................................    33
Investment Option Valuation.............................................    33
Fixed Account Valuation.................................................    34
Loan Account Valuation..................................................    34
TRANSFER................................................................    35
Transfers of Contract Value.............................................    35
Transfer of Contract Value from the Fixed Account to the Investment
  Options...............................................................    37
Transfer of Contract Value from the Investment Options to the Fixed
  Account...............................................................    37
Dollar-Cost Averaging (DCA Program).....................................    37
Portfolio Rebalancing...................................................    37
DEATH BENEFIT...........................................................    38
Death Benefit Examples .................................................    39
Changing the Death Benefit Option.......................................    40
Paying the Death Benefit and Payment Options ...........................    40
BENEFITS AT MATURITY....................................................    41
OTHER BENEFITS..........................................................    41
Exchange Option.........................................................    41
Insured Term Rider (Supplemental Insurance Benefits)....................    41
Cash Value Enhancement Rider............................................    41
POLICY SURRENDERS.......................................................    42
Full Surrender..........................................................    42
Partial Surrender.......................................................    42
POLICY LOANS............................................................    42
Loan Conditions.........................................................    42
Effects of Loans........................................................    43
LAPSE AND REINSTATEMENT.................................................    43
Lapse...................................................................    43
Grace Period............................................................    44
Reinstatement...........................................................    44
FEDERAL TAX CONSIDERATIONS..............................................    44
Potential Benefits of Life Insurance....................................    45
Tax Status of the Policy................................................    45
Tax Treatment of Policy Benefits........................................    46
OTHER TAX CONSIDERATIONS................................................    48
Insurable Interest......................................................    49
The Company's Income Taxes..............................................    49
Tax Credits and Deductions..............................................    49
Alternative Minimum Tax.................................................    49
DISTRIBUTION & COMPENSATION.............................................    50
Distribution............................................................    50
Compensation............................................................    50
OTHER POLICY INFORMATION................................................    52
Valuation and Payment...................................................    52
Suspension of Valuation and Postponement of Payment.....................    52
Policy Statements.......................................................    52
Limits on Right to Contest and Suicide Exclusion........................    53
Misstatement as to Sex and Age..........................................    53
Policy Changes..........................................................    53
Restrictions on Financial Transactions..................................    53
LEGAL PROCEEDINGS.......................................................    54
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................    54
FINANCIAL STATEMENTS....................................................    54
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS...........   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING FUNDS......................   B-1
APPENDIX C: TARGET PREMIUM PER $1,000 OF STATED AMOUNT..................   C-1
APPENDIX D: CASH VALUE ACCUMULATION TEST FACTORS........................   D-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS

--------------------------------------------------------------------------------

This section provides a SUMMARY of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.

                                 POLICY SUMMARY

The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.

                            PRINCIPAL POLICY BENEFITS

     -    Death Benefit

          We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

          In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

          - OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

          - OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or (ii) the Minimum Amount Insured on the Insured's date of death.

          - OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

               1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary; OR

               2.   the Minimum Amount Insured on the Insured's date of death.

          The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

     -    Policy Surrenders (Withdrawals)

          You may withdraw some or all of your money from your Policy.

     -    Policy Loans

          You may borrow against your Policy using your Policy as collateral.

     -    The Investment Options and the Corresponding Funds

          You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

     -    The Fixed Account

          You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

     -    Flexible Premium Payments

          After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

     -    Tax-Free Death Benefit

          Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit. In the case of an employer owned policy, certain notice and consent and other requirements must be satisfied to obtain federal income tax-free death benefits.

     -    Right to Cancel Period

          We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
          (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

     -    Dollar-Cost Averaging

          Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

     -    Portfolio Rebalancing

          This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

     -    Exchange Option

          During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

     -    Personalized Illustrations

          You may request personalized illustrations for the Policy that reflect the Insured's age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.

                             PRINCIPAL POLICY RISKS

     -    Poor Fund Performance (Investment Risk)

          The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

     -    Tax Risks

          We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments at any time during certain 7-pay test periods exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.

     -    Policy Lapse

          There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

     -    Policy Withdrawal Limitations

          The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

     -    Effects of Policy Loans

          A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

     -    Credit Risk

          The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

     -    Increase in Current Fees and Expenses

          Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

     -    Flexible Premium Payments

          Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

     -    Policy is Not Suited for Short-Term Investment

          We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

                               FUND COMPANY RISKS

          A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

          Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

          A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

          There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.

                                TRANSACTION FEES

                              WHEN WE DEDUCT
CHARGE                          THE CHARGE                              AMOUNT DEDUCTED(1)

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Front-End Sales Expense  Upon receipt of each     Current Charge:          See Chart Below(3)
Charges(2)               Premium Payment

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       IN ALL POLICY YEARS: 12% OF PREMIUM
                                                                           PAYMENTS UP TO THE TARGET PREMIUM AND
                                                                           8% ON PREMIUM PAYMENTS IN EXCESS OF
                                                                           THE TARGET PREMIUM

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Surrender Charge         When you fully or        Current Charge:          No charge
                         partially surrender
                         your Policy

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Transfer Charge          When you transfer        Current Charge:          No charge
                         Contract Value among
                         the Investment Options

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       UP TO SIX FREE TRANSFERS A YEAR; $10
                                                                           PER TRANSFER THEREAFTER

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Dollar-Cost Averaging    When you make a          Current Charge:          No charge
  (DCA Program)          transfer under the DCA
                         Program

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       UP TO SIX FREE TRANSFERS A YEAR; $10
                                                                           PER TRANSFER THEREAFTER(4)

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Illustrations            When you request an      Current Charge:          No charge
                         illustration after the
                         Policy is issued

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       $15 PER ILLUSTRATION

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------


---------
(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on the age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.
(2) The current and guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.

                                              SALES EXPENSE CHARGES
                                               ON A CURRENT BASIS
                                  --------------------------------------------
                  POLICY YEARS    UP TO TARGET PREMIUM    ABOVE TARGET PREMIUM
          (3)     ------------    --------------------    --------------------
                     Year 1                10%                    6.8%
                     Year 2                10%                    6.4%
                     Year 3                 8%                    6.0%
                     Year 4                 8%                    5.5%
                     Year 5                 8%                    4.5%
                   Years 6 & 7              8%                    3.5%
                    Years 8+              3.5%                    3.5%


(4) For DCA program purposes only, a transfer consists of all transfers occurring on the same day pursuant to your directions on the DCA authorization form.


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund Expenses.




               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES



                              WHEN WE DEDUCT
CHARGE                          THE CHARGE                                AMOUNT DEDUCTED

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Cost of Insurance        Monthly on the           Current Charge:          Rates per $1000 of Insurance Risk for
Charge (COI)(1)          Deduction Day                                     First Year of Coverage:
                                                                           Minimum: $0.006(2)
                                                                           Maximum: $60.853(3)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF INSURANCE RISK FOR
                                                                           FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.039(4)
                                                                           MAXIMUM: $60.853(3)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 43   Rates per $1000 of Insurance Risk for
                                                  year-old non-smoking     First Year of Coverage:
                                                  male (guaranteed issue)  Current: $0.026
                                                                           Guaranteed: $0.189

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Policy Administrative    Monthly on the           Current Charge:          $5.00
  Expense Charges        Deduction Date

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       $10.00

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Mortality and Expense    Daily from the unloaned  Current Charge:          0.20% on an annual basis of the
  Risk (M&E) Charge(5)   portion of the Contract                           amounts in the Investment Options for
                         Value interested in the                           Policy Years 1-25 and 0.05%
                         Separate Account                                  thereafter

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       0.75% ON AN ANNUAL BASIS FOR ALL
                                                                           POLICY YEARS

                              WHEN WE DEDUCT
CHARGE                          THE CHARGE                                AMOUNT DEDUCTED

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Monthly Sales Expense    Monthly for the first    Current Charge:          For Policies issued on or after
  Charge                 twenty (20) Policy                                January 1, 2009, the current charge
                         Years and for 20 Policy                           is $0 for all other Policies, the
                         Years following an                                monthly rate per thousand is equal
                         increase in the Stated                            to: $0.10 times the percentage of
                         Amount on the Deduction                           initial base Stated Amount.  This
                         Date from unloaned                                monthly rate is applied to the
                         portion of the Contract                           greater of (1) and (2) where (1) is
                         Value                                             equal to 6 times the first year
                                                                           premium and (2) is equal to the
                                                                           lesser of (a) and (b) where: (a) is
                                                                           equal to the initial total Stated
                                                                           Amount and (b) is equal to the
                                                                           product of (i) initial total Death
                                                                           Benefit; (ii) the target premium
                                                                           factor per thousand (see Appendix C);
                                                                           (iii) 2%.

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       The monthly rate per thousand is
                                                                           equal to: $0.10 times the percentage
                                                                           of initial base Stated Amount. This
                                                                           monthly rate is applied to the
                                                                           greater of (1) and (2) where (1) is
                                                                           equal to 6 times the first year
                                                                           premium and (2) is equal to the
                                                                           lesser of (a) and (b) where: (a) is
                                                                           equal to the initial total Stated
                                                                           Amount and (b) is equal to the
                                                                           product of: (i) initial total Death
                                                                           Benefit; (ii) the target premium
                                                                           factor per thousand (see Appendix C);
                                                                           (iii) 2%.

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Cost of Policy Loans(6)  In arrears, at the end   Current Charge:          0.60% on an annual basis of the loan
                         of each Policy Year                               amount for the first ten (10) Policy
                         from the Loan Account                             Years, 0.50% for Policy Years eleven
                                                                           (11) through twenty (20), and 0.15%
                                                                           thereafter.

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       1.00% ON AN ANNUAL BASIS OF THE LOAN
                                                                           AMOUNT FOR ALL POLICY YEARS

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------


---------
(1) The current cost of insurance charges shown are for the underwriting and risk class identified in the footnotes below while the Guaranteed charges are based on the 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.
(2)   Sample charge for a 25-year-old female preferred non-smoker.

(3)   Sample charge for a male smoker age 99 (guaranteed issue) -Table 10.

(4)   Sample charge for a 20-year-old female (any underwriting class).

(5) We are waiving the following amounts of the Mortality and Expense Risk Charge on the Subaccounts investing in the following Funds:


METROPOLITAN SERIES FUND
  Western Asset Management U.S.  0.15% or, if greater, an amount, if any, equal to the
     Government                  fund expenses that are in excess of 0.68%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio                   0.11%
  Harris Oakmark International   an amount equal to the fund expenses that are in
     Portfolio                   excess of 0.90%
  Loomis Sayles Global Markets   an amount equal to the fund expenses that are in
     Portfolio                   excess of 0.85%
  T. Rowe Price Large Cap Value  an amount equal to the fund expenses that are in
     Portfolio                   excess of 0.87%
  Lord Abbett Mid-Cap Value      an amount equal to the fund expenses that are in
     Portfolio                   excess of 1.12%
  MFS(R) Research International  an amount equal to the fund expenses that are in
     Portfolio                   excess of 1.18%
  PIMCO Inflation Protected      an amount equal to the fund expenses that are in
     Bond Portfolio              excess of 0.65%
  Third Avenue Small Cap Value   an amount equal to the fund expenses that are in
     Portfolio                   excess of 1.10%



(6) The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

                           CHARGES FOR OPTIONAL RIDERS


                              WHEN WE DEDUCT
CHARGE                          THE CHARGE                                AMOUNT DEDUCTED

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Insured Term Rider (2    Monthly on the           Current Charge:          Rates per $1000 of Term Insurance
parts) (1) Cost of       Deduction Day                                     Risk for First Year of Coverage:
Insurance                                                                  Minimum: $0.006(1)
                                                                           Maximum: $60.853(2)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF TERM INSURANCE
                                                                           RISK FOR FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.039(3)
                                                                           MAXIMUM: $60.853(2)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 43   Rates per $1000 of Term Insurance
                                                  year-old non-smoking     Risk for First Year of Coverage:
                                                  male (guaranteed issue)  Current: $0.026
                                                                           Guaranteed: $0.189

----------------------------------------------------------------------------------------------------------------
(2) Monthly Sales Load                            Current Charge:          For Policies issued on or after
                                                                           January 1, 2009, the current charge
                                                                           is $0; for all other Policies, the
                                                                           monthly rate per thousand is equal to
                                                                           $0.01 times the percentage of initial
                                                                           term Stated Amount. This monthly rate
                                                                           applied to the greater of (1) and (2)
                                                                           where (1) is equal to 6 times the
                                                                           first year premium and (2) is equal
                                                                           to the lesser of (a) and (b) where
                                                                           (a) is equal to the initial total
                                                                           Stated Amount and (b) is equal to the
                                                                           product of (i) initial total Death
                                                                           Benefit, (ii) the target premium
                                                                           factor per thousand (see Appendix C)
                                                                           and (iii) 2%.

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       THE MONTHLY RATE PER THOUSAND IS
                                                                           EQUAL TO $0.10 TIMES THE PERCENTAGE
                                                                           OF INITIAL TERM STATED AMOUNT.  THIS
                                                                           MONTHLY RATE IS APPLIED TO THE
                                                                           GREATER OF (1) AND (2) WHERE (1) IS
                                                                           EQUAL TO 6 TIMES THE FIRST YEAR
                                                                           PREMIUM AND (2) IS EQUAL TO THE
                                                                           LESSER OF (A) AND (B) WHERE (A) IS
                                                                           EQUAL TO THE INITIAL TOTAL STATED
                                                                           AMOUNT AND (B) IS EQUAL TO THE
                                                                           PRODUCT OF (I) INITIAL TOTAL DEATH
                                                                           BENEFIT, (II) THE TARGET PREMIUM
                                                                           FACTOR PER THOUSAND (SEE APPENDIX C)
                                                                           AND (III) 2%.

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Cash Value Enhancement   Not applicable           Current Charge:          No Charge
  Rider

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       No Charge

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

---------
(1)   Sample charge for a 25-year-old female preferred non-smoker.

(2)   Sample charge for a male smoker age 99 (guaranteed issue) -Table 10.

(3)   Sample charge for a 20-year-old (any underwriting class).

                            FUND CHARGES AND EXPENSES


The next two tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.



The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2011. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2011, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management
  fees, distribution and/or service (12b-1) fees, and other expenses)     0.10%      1.72%



FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
  Invesco V.I. Global Real Estate
     Fund -- Series I............     0.75%          --        0.39%            --            1.14%         0.00%         1.14%
  Invesco V.I. Government
     Securities Fund -- Series
     I...........................     0.46%          --        0.29%            --            0.75%         0.05%         0.70%
  Invesco V.I. International
     Growth Fund -- Series I.....     0.71%          --        0.32%            --            1.03%           --          1.03%
  Invesco Van Kampen V.I.
     Comstock Fund -- Series II..     0.56%        0.25%       0.24%            --            1.05%         0.08%         0.97%
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  Global Thematic Growth
     Portfolio -- Class B........     0.75%        0.25%       0.19%            --            1.19%           --          1.19%
  Intermediate Bond
     Portfolio -- Class A........     0.45%          --        0.20%            --            0.65%           --          0.65%
  International Value
     Portfolio -- Class A........     0.75%          --        0.07%            --            0.82%           --          0.82%
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
  VP Ultra(R) Fund...............     1.00%          --        0.01%            --            1.01%           --          1.01%
  VP Vista(SM) Fund..............     1.00%          --        0.01%          0.03%           1.04%           --          1.04%
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Bond Fund.......     0.36%        0.25%       0.02%            --            0.63%           --          0.63%
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Global Small
     Capitalization Fund.........     0.70%        0.25%       0.04%            --            0.99%           --          0.99%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  American Funds High-Income Bond
     Fund........................     0.46%        0.25%       0.01%            --            0.72%           --          0.72%
  American Funds International
     Fund........................     0.49%        0.25%       0.04%            --            0.78%           --          0.78%
  American Funds New World
     Fund(R).....................     0.73%        0.25%       0.05%            --            1.03%           --          1.03%
  American Funds U.S.
     Government/AAA-Rated
     Securities Fund.............     0.33%        0.25%       0.01%            --            0.59%           --          0.59%
DELAWARE VIP(R) TRUST
  -- STANDARD CLASS
  Delaware VIP(R) Small Cap Value
     Series......................     0.73%          --        0.08%            --            0.81%           --          0.81%
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Appreciation Portfolio.........     0.75%          --        0.05%            --            0.80%           --          0.80%
  International Value Portfolio..     1.00%          --        0.25%            --            1.25%           --          1.25%
  Opportunistic Small Cap
     Portfolio...................     0.75%          --        0.13%            --            0.88%           --          0.88%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio
     -- Service Class 2..........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Equity-Income Portfolio
     -- Initial Class............     0.46%          --        0.10%            --            0.56%           --          0.56%
  Freedom 2010 Portfolio
     -- Initial Class............       --           --          --           0.56%           0.56%           --          0.56%
  Freedom 2015 Portfolio
     -- Initial Class............       --           --          --           0.56%           0.56%           --          0.56%
  Freedom 2020 Portfolio
     -- Initial Class............       --           --          --           0.60%           0.60%           --          0.60%
  Freedom 2025 Portfolio
     -- Initial Class............       --           --          --           0.64%           0.64%           --          0.64%
  Freedom 2030 Portfolio
     -- Initial Class............       --           --          --           0.65%           0.65%           --          0.65%
  Growth & Income
     Portfolio -- Service Class
     2...........................     0.46%        0.25%       0.13%            --            0.84%           --          0.84%
  High Income Portfolio
     -- Initial Class............     0.57%          --        0.12%            --            0.69%           --          0.69%
  Index 500 Portfolio  -- Initial
     Class.......................     0.05%          --        0.05%            --            0.10%           --          0.10%
  Investment Grade Bond
     Portfolio -- Service Class..     0.32%        0.10%       0.10%            --            0.52%           --          0.52%
  Mid Cap Portfolio  -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
  Overseas Portfolio  -- Service
     Class 2.....................     0.71%        0.25%       0.14%            --            1.10%           --          1.10%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
     Securities Fund  -- Class
     2+..........................     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Mutual Global Discovery
     Securities Fund -- Class 2..     0.80%        0.25%       0.17%            --            1.22%           --          1.22%
  Templeton Developing Markets
     Securities Fund  -- Class
     2...........................     1.10%        0.25%       0.25%            --            1.60%           --          1.60%
  Templeton Foreign Securities
     Fund -- Class 2.............     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
  Templeton Global Bond
     Securities Fund -- Class 1..     0.46%          --        0.10%            --            0.56%           --          0.56%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
  Global Technology Portfolio....     0.64%        0.25%       0.16%            --            1.05%         0.00%         1.05%
  Janus Aspen Perkins Mid Cap
     Value Portfolio.............     0.67%        0.25%       0.18%            --            1.10%         0.00%         1.10%
  Overseas Portfolio.............     0.60%        0.25%       0.06%            --            0.91%           --          0.91%
  Worldwide Portfolio+...........     0.66%        0.25%       0.05%            --            0.96%           --          0.96%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I........     0.75%          --        0.08%            --            0.83%           --          0.83%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio  -- Class I.......     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I........     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.14%            --            0.94%         0.00%         0.94%
  Legg Mason Western Asset
     Variable Strategic Bond
     Portfolio...................     0.65%          --        0.34%            --            0.99%         0.00%         0.99%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Harris Oakmark International
     Portfolio  -- Class A.......     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio -- Class A+.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio  -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.06%            --            0.75%           --          0.75%
  Loomis Sayles Global Markets
     Portfolio -- Class A........     0.70%          --        0.10%            --            0.80%           --          0.80%
  Lord Abbett Bond Debenture
     Portfolio  -- Class A.......     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio  -- Class B.......     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+.......     0.92%          --        0.17%            --            1.09%           --          1.09%
  MFS(R) Research International
     Portfolio  -- Class B+......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class A........     0.65%          --        0.07%            --            0.72%         0.01%         0.71%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  Pioneer Fund Portfolio
     -- Class A..................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio -- Class A........     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class A+.......     0.75%          --        0.03%            --            0.78%           --          0.78%
  Third Avenue Small Cap Value
     Portfolio -- Class B+.......     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
METROPOLITAN SERIES FUND
  Baillie Gifford International
     Stock Portfolio -- Class A..     0.83%          --        0.12%            --            0.95%         0.10%         0.85%
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..     0.25%          --        0.03%            --            0.28%         0.01%         0.27%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.63%        0.25%       0.03%            --            0.91%         0.03%         0.88%
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio -- Class A........     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A........     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio  -- Class B.......     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Mid Cap Stock Index
     Portfolio -- Class A........     0.25%          --        0.05%          0.01%           0.31%         0.00%         0.31%
  MetLife Moderate Allocation
     Portfolio  -- Class B.......     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class A........     0.25%          --        0.02%            --            0.27%         0.01%         0.26%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  MSCI EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%         0.00%         0.42%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  Russell 2000(R) Index
     Portfolio -- Class A........     0.25%          --        0.06%          0.01%           0.32%         0.00%         0.32%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%
MFS(R) VARIABLE INSURANCE
  TRUST -- INITIAL CLASS
  MFS(R) Global Equity Series....     1.00%          --        0.40%            --            1.40%         0.25%         1.15%
  MFS(R) High Income Series......     0.70%          --        0.09%            --            0.79%           --          0.79%
  MFS(R) New Discovery Series....     0.90%          --        0.08%            --            0.98%           --          0.98%
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small-
     & Mid-Cap Fund(R)/VA........     0.69%          --        0.14%            --            0.83%         0.03%         0.80%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  PIMCO All Asset Portfolio......     0.43%          --        0.15%          0.74%           1.32%         0.07%         1.25%
  PIMCO Long-Term U.S. Government
     Portfolio...................     0.48%          --        0.15%            --            0.63%           --          0.63%
  PIMCO Low Duration Portfolio...     0.50%          --        0.15%            --            0.65%           --          0.65%
  PIMCO Total Return Portfolio...     0.50%          --        0.15%            --            0.65%           --          0.65%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Emerging Markets VCT
     Portfolio...................     1.15%        0.25%       0.32%            --            1.72%           --          1.72%
  Pioneer Mid Cap Value VCT
     Portfolio...................     0.65%        0.25%       0.07%            --            0.97%           --          0.97%
PUTNAM VARIABLE TRUST  -- CLASS
  IB
  Putnam VT International Value
     Fund........................     0.70%        0.25%       0.23%            --            1.18%           --          1.18%
ROYCE CAPITAL FUND  -- INVESTMENT
  CLASS
  Royce Micro-Cap Portfolio......     1.25%          --        0.07%          0.02%           1.34%           --          1.34%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----                               ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Royce Small-Cap Portfolio......     1.00%          --        0.05%            --            1.05%           --          1.05%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Emerging Markets Debt
     Portfolio...................     0.75%          --        0.30%            --            1.05%         0.00%         1.05%
  Emerging Markets Equity
     Portfolio...................     1.22%          --        0.38%            --            1.60%         0.18%         1.42%



---------
+ Not available under all Policies. Availability depends on Policy issue date.




The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Funds have agreed to waive fees and/or pay expenses of the Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Fund, but the expenses of the Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Funds provided the information on their expenses, and we have not independently verified the information.





Certain Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Fund invests in other underlying portfolios, the Fund will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.


             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS

--------------------------------------------------------------------------------

                              THE INSURANCE COMPANY

METLIFE INSURANCE COMPANY OF CONNECTICUT is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

                 THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS

Under Connecticut law, MetLife Insurance Company of Connecticut sponsors a separate account: the MetLife of CT Fund UL III for Variable Life Insurance ("FUND UL III"). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you and other Policy Owners invest in the Investment Options are deposited in Fund UL III and are held solely for the benefit of those who invest in the Investment Options of Fund UL III and no one else, including our creditors. The assets of Fund UL III are held in our name on behalf of Fund UL III and legally belong to us. The income, gains, and losses are credited to, or charged against the Policies issued from Fund UL III without regard to the income, gains or losses from any other separate account or from any other business of the Company. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies.

The MetLife of CT Fund UL III for Variable Life Insurance was established on January 15, 1999 under the laws of Connecticut and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."

Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund.

We are obligated to pay the death benefit under the Policies even if that amount exceeds the Policy's Contract Value in Fund UL III. Any such amount that exceeds the Policy's Contract Value in Fund UL III is paid from our general account. Death benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other life insurance policies and annuity contracts where we pay all money we owe under those policies and contracts from our general account. MetLife Insurance Company of Connecticut is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

                                    THE FUNDS

The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end, management investment company that is registered under the Investment Company Act of 1940. These Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund will be different from that of the Fund.

We select the Funds offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Contract Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Funds.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR POLICY RESULTING FROM PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. These payments may be derived, in whole or in part, from the advisory fees deducted from Fund assets. Policy

Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. See the Funds' prospectus for more information. The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have a joint ownership interest in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company.' The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the adviser to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to us or our distributor, MetLife Investors Distribution Company. These payments decrease the Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Distribution and Compensation.")

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-908-253-1400 OR THROUGH YOUR REGISTERED REPRESENTATIVE. We do not guarantee the investment results of the Funds.


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS)
Invesco V.I. Global Real Estate    Seeks total return through          Invesco Advisers, Inc.
  Fund -- Series I                 growth of capital and current       Subadviser: Invesco Asset
                                   income.                             Management Limited
Invesco V.I. Government            Seeks total return, comprised of    Invesco Advisers, Inc.
  Securities Fund -- Series I      current income and capital
                                   appreciation.
Invesco V.I. International         Seeks long-term growth of           Invesco Advisers, Inc.
  Growth Fund -- Series I          capital.
Invesco Van Kampen V.I. Comstock   Seeks capital growth and income     Invesco Advisers, Inc.
  Fund -- Series II                through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
Global Thematic Growth             Seeks long-term growth of           AllianceBernstein L.P.
  Portfolio -- Class B             capital.
Intermediate Bond                  Seeks to generate income and        AllianceBernstein L.P.
  Portfolio -- Class A             price appreciation without
                                   assuming what the Adviser
                                   considers undue risk.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
International Value                Seeks long-term growth of           AllianceBernstein L.P.
  Portfolio -- Class A             capital.
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
VP Ultra(R) Fund                   Seeks long-term capital growth.     American Century Investment
                                                                       Management, Inc.
VP Vista(SM) Fund                  Seeks long-term capital growth.     American Century Investment
                                                                       Management, Inc.
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Bond Fund           Seeks as high a level of current    Capital Research and Management
                                   income as is consistent with the    Company
                                   preservation of capital.
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Global Small        Seeks long-term growth of           Capital Research and Management
  Capitalization Fund              capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
American Funds High-Income Bond    Seeks a high level of current       Capital Research and Management
  Fund                             income. Its secondary investment    Company
                                   objective is capital
                                   appreciation.
American Funds International       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds New World Fund(R)   Seeks long-term capital             Capital Research and Management
                                   appreciation.                       Company
American Funds U.S.                Seeks a high level of current       Capital Research and Management
  Government/AAA-Rated             income consistent with              Company
  Securities Fund                  preservation of capital.
DELAWARE VIP(R)
  TRUST -- STANDARD CLASS
Delaware VIP(R) Small Cap Value    Seeks capital appreciation.         Delaware Management Company
  Series
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
Appreciation Portfolio             Seeks long-term capital growth      The Dreyfus Corporation
                                   consistent with the preservation    Subadviser: Fayez Sarofim & Co.
                                   of capital. Its secondary goal
                                   is current income.
International Value Portfolio      Seeks long-term capital growth.     The Dreyfus Corporation
Opportunistic Small Cap            Seeks capital growth.               The Dreyfus Corporation
  Portfolio
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital             Fidelity Management & Research
  Portfolio -- Service Class 2     appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Equity-Income                      Seeks reasonable income. The        Fidelity Management & Research
  Portfolio -- Initial Class       fund will also consider the         Company
                                   potential for capital               Subadviser: FMR Co., Inc.
                                   appreciation. The fund's goal is
                                   to achieve a yield which exceeds
                                   the composite yield on the
                                   securities comprising the S&P
                                   500(R) Index.
Freedom 2010                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2015                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2020                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2025                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2030                       Seeks high total return with a      Strategic Advisers, Inc.
  Portfolio -- Initial Class       secondary objective of principal
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Growth & Income                    Seeks high total return through     Fidelity Management & Research
  Portfolio -- Service Class 2     a combination of current income     Company
                                   and capital appreciation.           Subadviser: FMR Co., Inc.
High Income Portfolio -- Initial   Seeks a high level of current       Fidelity Management & Research
  Class                            income, while also considering      Company
                                   growth of capital.                  Subadviser: FMR Co., Inc.
Index 500 Portfolio -- Initial     Seeks investment results that       Fidelity Management & Research
  Class                            correspond to the total return      Company
                                   of common stocks publicly traded    Subadvisers: FMR Co., Inc.;
                                   in the United States, as            Geode Capital Management, LLC
                                   represented by the S&P 500(R)
                                   Index.
Investment Grade Bond              Seeks as high a level of current    Fidelity Management & Research
  Portfolio -- Service Class       income as is consistent with the    Company
                                   preservation of capital.            Subadviser: Fidelity Investments
                                                                       Money Management, Inc.
Mid Cap Portfolio -- Service       Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
Overseas Portfolio -- Service      Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund -- Class 2+

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Mutual Global Discovery            Seeks capital appreciation.         Franklin Mutual Advisers, LLC
  Securities Fund -- Class 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund -- Class 2       appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund -- Class 2                                                      LLC
Templeton Global Bond Securities   Seeks high current income,          Franklin Advisers, Inc.
  Fund -- Class 1                  consistent with preservation of
                                   capital, with capital
                                   appreciation as a secondary
                                   consideration.
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Janus Aspen Perkins Mid Cap        Seeks capital appreciation.         Janus Capital Management LLC
  Value Portfolio                                                      Subadviser: Perkins Investment
                                                                       Management LLC
Overseas Portfolio                 Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Worldwide Portfolio+               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class I             appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset           Seeks to maximize total return,     Legg Mason Partners Fund
  Variable Global High Yield       consistent with the preservation    Advisor, LLC
  Bond Portfolio                   of capital.                         Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company
                                                                       Limited; Western Asset
                                                                       Management Company Pte. Ltd.
Legg Mason Western Asset           Seeks to maximize total return,     Legg Mason Partners Fund
  Variable Strategic Bond          consistent with the preservation    Advisor, LLC
  Portfolio                        of capital.                         Subadvisers: Western Asset
                                                                       Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: CBRE Clarion
                                   securities, emphasizing both        Securities LLC
                                   capital appreciation and current
                                   income.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Loomis Sayles Global Markets       Seeks high total investment         MetLife Advisers, LLC
  Portfolio -- Class A             return through a combination of     Subadviser: Loomis, Sayles &
                                   capital appreciation and income.    Company, L.P.
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities, which are     LLC
                                   believed to be undervalued in
                                   the marketplace.
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A+                                                Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Massachusetts
                                                                       Financial Services Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
PIMCO Inflation Protected Bond     Seeks maximum real return,          MetLife Advisers, LLC
  Portfolio -- Class A             consistent with preservation of     Subadviser: Pacific Investment
                                   capital and prudent investment      Management Company LLC
                                   management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
T. Rowe Price Mid Cap Growth       Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                            Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B+            appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
METROPOLITAN SERIES FUND
Baillie Gifford International      Seeks long-term growth of           MetLife Advisers, LLC
  Stock Portfolio -- Class A       capital.                            Subadviser: Baillie Gifford
                                                                       Overseas Limited
Barclays Capital Aggregate Bond    Seeks to track the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays U.S. Aggregate      Subadviser: MetLife Investment
                                   Bond Index.                         Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Jennison Associates
                                                                       LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Mid Cap Stock Index        Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's MidCap     Subadviser: MetLife Investment
                                   400(R) Composite Stock Price        Advisors Company, LLC
                                   Index.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
MSCI EAFE(R) Index                 Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B+            capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.
MFS(R) VARIABLE INSURANCE
  TRUST -- INITIAL CLASS
MFS(R) Global Equity Series        Seeks capital appreciation.         Massachusetts Financial Services
                                                                       Company
MFS(R) High Income Series          Seeks total return with an          Massachusetts Financial Services
                                   emphasis on high current income,    Company
                                   but also considering capital
                                   appreciation.
MFS(R) New Discovery Series        Seeks capital appreciation.         Massachusetts Financial Services
                                                                       Company
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Oppenheimer Main Street Small- &   Seeks capital appreciation.         OppenheimerFunds, Inc.
  Mid-Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
PIMCO All Asset Portfolio          Seeks maximum real return           Pacific Investment Management
                                   consistent with preservation of     Company LLC
                                   real capital and prudent            Subadviser: Research Affiliates,
                                   investment management.              LLC
PIMCO Long-Term U.S. Government    Seeks maximum total return,         Pacific Investment Management
  Portfolio                        consistent with preservation of     Company LLC
                                   capital and prudent investment
                                   management.
PIMCO Low Duration Portfolio       Seeks maximum total return,         Pacific Investment Management
                                   consistent with preservation of     Company LLC
                                   capital and prudent investment
                                   management.
PIMCO Total Return Portfolio       Seeks maximum total return,         Pacific Investment Management
                                   consistent with preservation of     Company LLC
                                   capital and prudent investment
                                   management.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Emerging Markets VCT       Seeks long-term growth of           Pioneer Investment Management,
  Portfolio                        capital.                            Inc.
Pioneer Mid Cap Value VCT          Seeks capital appreciation by       Pioneer Investment Management,
  Portfolio                        investing in a diversified          Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
PUTNAM VARIABLE TRUST -- CLASS
  IB
Putnam VT International Value      Seeks capital growth. Current       Putnam Investment Management,
  Fund                             income is a secondary objective.    LLC
                                                                       Subadviser: The Putnam Advisory
                                                                       Company, LLC
ROYCE CAPITAL FUND -- INVESTMENT
  CLASS
Royce Micro-Cap Portfolio          Seeks long-term growth of           Royce & Associates, LLC
                                   capital.
Royce Small-Cap Portfolio          Seeks long-term growth of           Royce & Associates, LLC
                                   capital.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
Emerging Markets Debt Portfolio    Seeks high total return by          Morgan Stanley Investment
                                   investing primarily in fixed        Management Inc.
                                   income securities of government
                                   and government-related issuers
                                   and, to a lesser extent, of
                                   corporate issues in emerging
                                   market countries.
Emerging Markets Equity            Seeks long-term capital             Morgan Stanley Investment
  Portfolio                        appreciation by investing           Management Inc.
                                   primarily in growth-oriented        Subadvisers: Morgan Stanley
                                   equity securities of issuers in     Investment Management Company;
                                   emerging market countries.          Morgan Stanley Investment
                                                                       Management Limited

---------
+ Not available under all Policies. Availability depends on Policy issue date.



                                  VOTING RIGHTS

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of the vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.

                              CONFLICTS OF INTEREST

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

                                THE FIXED ACCOUNT

                      (MAY NOT BE AVAILABLE IN ALL STATES)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account, subject to certain restrictions. (See "Transfers.") We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account but is subject to the claims of our creditors. See the Transfers section for information on restrictions on transfers into and out of the Fixed Account.

                          POLICY CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

     - the ability for you to make withdrawals and surrenders under the Policies;

     -    the ability for you to obtain a loan under the Policies;

     -    the Death Benefit paid on the death of the Insured;

     - making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);

     - administration of the various elective options available under the Policies; and

     -    the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

     - expenses associated with underwriting applications and increases in the Stated Amount;

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

     - sales and marketing expenses including commission payments to your sales agent; and

     -    other costs of doing business.

RISKS we assume include:

     - that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

     - that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

                             CHARGES AGAINST PREMIUM

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

     - FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.

                       SALES EXPENSE CHARGES ON A CURRENT BASIS       SALES EXPENSE CHARGES ON A GUARANTEED BASIS
                     --------------------------------------------    --------------------------------------------
     POLICY YEARS    UP TO TARGET PREMIUM    ABOVE TARGET PREMIUM    UP TO TARGET PREMIUM    ABOVE TARGET PREMIUM
     ------------    --------------------    --------------------    --------------------    --------------------
        Year 1             up to 10%              up to 6.8%                  12%                     8%
        Year 2             up to 10%              up to 6.4%                  12%                     8%
        Year 3              up to 8%              up to 6.0%                  12%                     8%
        Year 4              up to 8%              up to 5.5%                  12%                     8%
        Year 5              up to 8%              up to 4.5%                  12%                     8%
      Years 6 & 7           up to 8%              up to 3.5%                  12%                     8%
       Years 8+           up to 3.5%              up to 3.5%                  12%                     8%


Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.

                         CHARGES AGAINST CONTRACT VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, (3) Monthly Sales Expense Charge and (4) charges for any Rider. These are described below.

     - COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

     - There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. For Policies with an Issue Date before January 1, 2009, the guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. For Policies with an Issue Date on or after January 1, 2009, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Tables"). Unisex guaranteed cost of insurance rates are based on the 2001 CSO Table weighted 80% male, 20% female. The rates are also based on the age, gender and risk class of the Insured.

     - The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy (See "Applying for a Policy"). The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the initial base Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for Insureds of the same age, sex, duration and rate class.

     - POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. Guaranteed not to exceed $10 per month.

     - MONTHLY SALES EXPENSE CHARGE: Except for Policies issued on or after January 1, 2009, for which the current charge is $0, the current and guaranteed maximum Monthly Sales Expense Charge is a monthly rate per thousand equal to $0.10 times the percentage of initial base Stated Amount. This monthly rate is applied to the greater of (1) and (2) where (1) is equal to 6 times first year premium and (2) is equal to the lesser of (a) and (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (see Appendix C) and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase.

     - MONTHLY SALES LOAD (FOR THE INSURED TERM RIDER, IF APPLICABLE): Except for Policies issued on or after January 1, 2009, for which the current charge is $0, the current Monthly Sales Load is a monthly rate per thousand equal to $0.01 times the percentage of initial term Stated Amount. This rate is guaranteed not to exceed $0.10. This monthly rate is applied to the greater of (1) and (2) where (1) is equal to 6 times first year premium and (2) is equal to the lesser of (a) and (b) where
          (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (see Appendix C) and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase.

     - CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

     -    SURRENDER CHARGES: There is no surrender charge.

                      CHARGES AGAINST THE SEPARATE ACCOUNT

             (NOT ASSESSED ON CONTRACT VALUES IN THE FIXED ACCOUNT)

MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.

                                                       M&E CHARGE ON A
                     M&E CHARGE ON A CURRENT BASIS    GUARANTEED BASIS
     POLICY YEARS               (ANNUAL)                  (ANNUAL)
     ------------    -----------------------------    ----------------
         1-25                 up to 0.20%                   0.75%
       Years 26+              up to 0.05%                   0.75%


                                  FUND CHARGES

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.

                 MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES

We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

                               POLICY DESCRIPTION

--------------------------------------------------------------------------------

The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.

                              APPLYING FOR A POLICY

To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

     -    Requested Stated Amount (minimum of $50,000)

     -    Death Benefit Option

     -    Beneficiary

     -    Investment Option selections, and

     -    Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy could be purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

     - Guaranteed Issue -- requires the least evidence of insurability and rating classification.

     - Simplified Underwriting -- requires more evidence of insurability and rating classification.

     - Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issue is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured. Beginning January 1, 2009, the Policies may not be available in all states.

                       RIGHT TO CANCEL (FREE LOOK PERIOD)

An applicant may cancel the Policy by returning it via mail or personal delivery to the Company at our Administrative Office or to the agent who sold the Policy. The Policy must be returned by the latest of

     (1)  10 days after delivery of the Policy to the Policy Owner, or

     (2)  45 days of completion of the Policy application, or

     (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant whichever is latest, or

     (4)  later if required by state law.

Depending on state law, we will refund either:

     (1)  All Premium Payments less any Outstanding Loans, or

     (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premium Payments in the Investment Options you select during the Right to Cancel period.

                              WHEN COVERAGE BEGINS

Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date of the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                    INCOME TAX FREE 'SECTION 1035' EXCHANGES

You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

                             OWNERSHIP/POLICY RIGHTS

The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

     -    Assigning the Policy

          The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

     -    Receiving the Maturity Benefit

          If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

               1.   Outstanding Loan;

               2.   Monthly Deduction Amount due but not paid; and

               3. Amount payable to an assignee under a collateral assignment of the Policy.

          Upon maturity, insurance ends and we have no further obligation under the Policy.

     -    Changing or Revoking a Beneficiary

          The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

          Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Administrative Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

     -    Decreases in the Stated Amount of Insurance

          You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

               1.   against the most recent increase in the Stated Amount;

               2. to other increases in the reverse order in which they occurred; and

               3.   to the initial Stated Amount.

          A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

          We will send you a supplemental Policy Summary reflecting any change. We reserve the right to limit the number of decreases to the Stated Amount to one each Policy Year.

     -    Changing the Death Benefit Option

          After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible: Options 1-2, Options 2-1 and Options 3-1.

          If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

          It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

     - Increases in the Stated Amount (requires additional underwriting approval)

          You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability in consideration of the attained age of the Insured at the time the increase is requested. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

          We reserve the right to limit the number of increases to the Stated Amount to one each Policy Year.

Written requests for changes should be sent to our Administrative Office. Some of these Policy changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.

                                    PREMIUMS

--------------------------------------------------------------------------------

               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS

The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:

     - mailing a check, payable to MetLife Insurance Company of Connecticut, to: MetLife Insurance Company of Connecticut, Specialized Benefit Resources, at our Administrative Office;

     - by direct checking account deductions (you must complete a pre-authorization collection form) (this method of premium payment is not currently available); or

     -    by wire transfer.

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payment to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

We do not accept Premium Payments made in cash or by money orders. The form in which we receive a Premium Payment may determine how soon subsequent disbursement requests may be fulfilled. See "Other Policy Information -- Payment and Suspension of Valuation."

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.

                         ALLOCATION OF PREMIUM PAYMENTS

During the underwriting period, any Net Premium Payments we receive will be placed in a non-interest bearing account. On the Policy Date we will allocate your Net Premium Payments to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). However, if state law requires us to return Premium Payments if you exercise your right to cancel the Policy during the Right to Cancel period, then, we will allocate your Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio from the Policy Date until the end of the Right to Cancel period, and thereafter to the Investment Options and Fixed Account you selected.

Any allocation must be at least 5% and must be a whole percentage. We are not currently enforcing these restrictions but reserve the right to do so in the future.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory) at our Administrative Office. Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if it is not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

                            VALUES UNDER YOUR POLICY

--------------------------------------------------------------------------------

                                 CONTRACT VALUE

Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.

                           INVESTMENT OPTION VALUATION

The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

                                                                            a
We determine the NET INVESTMENT FACTOR for any Valuation Period using    ------    - c
  the following equation:                                                   b


A is:

     1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

     2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

     3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

     1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

     2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Administrative Office.

                             FIXED ACCOUNT VALUATION

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

     a. Net Premium Payments allocated to the Fixed Account since the preceding day

     b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

     c.   Interest credited to the Fixed Account since the preceding day,

     minus:

     d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

     e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

     f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

     g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

     h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.

                             LOAN ACCOUNT VALUATION

When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.50% in Policy Years 11-20, and 4.85% in Policy Years 21 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.

                                    TRANSFERS

--------------------------------------------------------------------------------

                           TRANSFERS OF CONTRACT VALUE

Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Administrative Office or Andesa Services, Inc. that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET.

Frequent requests from Policy Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds, that is:



(the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each category of international, small-cap and high-yield Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current market timing and excessive trading policies and procedures.

Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Funds, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail (and overnight delivery services) and will reject transfer requests requested via facsimile, telephone or Internet. This restriction will apply to all Policies within a 'plan' (i.e. arrangements where an employer or trustee will own a group of Policies on the lives of certain employees or in other instances, where a group of Policies will be purchased at one time) unless the employer, trustee or other administrator has the ability to apply a transfer restriction meeting our requirements to individual Policies. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

          - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

          - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.



In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single policy owner). You should read the Fund prospectuses for more details.


We reserve the right to limit the number of free transfers among the Investment Options to six in any Policy Year and to charge a $10 transfer fee for each additional transfer that we allow. We also reserve the right to limit the number of transfers between the Fixed Account and the Separate Account to two in any Policy Year. See below for additional restrictions involving transfers between the Fixed Account and the Separate Account.

   TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS


Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account. It is important to note that since we are enforcing the restriction on transfers and withdrawals from the Fixed Account, it could take 10 years or more to fully transfer or withdraw a current balance in the Fixed Account. You should keep this in mind when considering whether an allocation of Cash Value to the Fixed Account is consistent with your risk tolerance and time horizon.


   TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT


Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.


                       DOLLAR-COST AVERAGING (DCA PROGRAM)

You may establish automated transfers of CONTRACT VALUE on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $1000 of CONTRACT VALUE to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of the CONTRACT VALUE, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.

                              PORTFOLIO REBALANCING

This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to return your allocation percentages for the Investment Options to the allocation percentages you originally selected. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any Outstanding Loans, and any amount payable to an assignee under a collateral assignment of the Policy.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2 (the "VARIABLE OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3 (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus
(b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") irrevocably selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease by a ratable portion for each full year:

     ATTAINED AGE OF
         INSURED        PERCENTAGE
     ---------------    ----------
           0-40             250
            45              215
            50              185
            55              150
            60              130
            65              120
            70              115
         75 -- 90           105
           95+              100


Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in APPENDIX D.

The Death Benefit payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in the effect on the date of the Policy was issued to you.

The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Under Death Benefit Option 3, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount plus Premium Payments paid, minus partial surrenders, accumulated at the specified interest rate. Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.

                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.

                         OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

                       OPTION 2 -- VARIABLE DEATH BENEFIT

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).

                       OPTION 3 -- ANNUAL INCREASE OPTION

In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).

                        CHANGING THE DEATH BENEFIT OPTION

After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The following changes in Death Benefit Options are permissible:


          Option 1 to 2



          Option 2 to 1



          Option 3 to 1


It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There are no other direct consequences of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.

                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS

Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death at our Administrative Office. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply (See "Limits on Right to Contest and Suicide Exclusion"). In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)

We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by the applicable state law.

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                              BENEFITS AT MATURITY

--------------------------------------------------------------------------------

If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy. Any payment on the Maturity Date will generally be taxable to the extent of any Policy gain.

                                 OTHER BENEFITS

--------------------------------------------------------------------------------

                                 EXCHANGE OPTION

Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account. No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.

              INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)

You may choose to purchase the Insured Term Rider as an addition to the Policy when you apply for the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.

                          CASH VALUE ENHANCEMENT RIDER

You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.

                                POLICY SURRENDERS

--------------------------------------------------------------------------------

You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")

                                 FULL SURRENDER

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Administrative Office. The Cash Surrender Value is the Contract Value, minus any Outstanding Loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.

                                PARTIAL SURRENDER

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order at our Administrative Office.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

You may request a partial surrender only after the first Policy Year. While we are not currently enforcing this restriction, we reserve our right to do so in the future.

                                  POLICY LOANS

--------------------------------------------------------------------------------

While the Policy is in force, you may borrow money using the Policy as the sole security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")

                                 LOAN CONDITIONS

     - You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

     - The loan request must be at least $500, except where state law requires a different minimum.

     - To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

     - We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request.

     - Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.50% in years 11-20 and 4.85% in years 21 and later.

     - We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request at our Administrative Office. We may postpone the payment of the loans under certain conditions.

     - You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Administrative Office.

     - Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

     - As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on which Investment Option(s) you took the loan from. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Contract Value as of the date we receive the loan request.

     - We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

     - If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")

                                EFFECTS OF LOANS

A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. (See "Tax Treatment of Policy Benefits.") You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

                             LAPSE AND REINSTATEMENT

--------------------------------------------------------------------------------

                                      LAPSE

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loans.

                                  GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.

                                  REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

     (1) the Policy was not surrendered for cash and it is before the Maturity Date;

     (2)  you furnish us with acceptable evidence of insurability;

     (3)  you pay all past due Monthly Deduction Amounts;

     (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts (subject to state law); and

     (5)  you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value, prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated based on the Fund allocation factors in effect at the start of the Grace Period.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The Company cannot guarantee that those laws or interpretations will remain unchanged.


IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL OR FOREIGN TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                      POTENTIAL BENEFITS OF LIFE INSURANCE

Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

     - INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

     - INCOME TAX-FREE GROWTH OF CONTRACT VALUE (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

     - INCOME TAX-FREE ACCESS TO CONTRACT VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

     -    A definition of a life insurance contract.

     -    Diversification requirements for separate account assets.

     - Limitations on policy owner's control over the assets in a separate account.

     - Guidelines to determine the maximum amount of premium that may be paid into a policy.

     -    Limitations on withdrawals from a policy.

     - Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium cash value corridor test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with the diversification requirements.

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the Separate Account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.

                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.


Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.


LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. However, the foregoing exceptions generally do not apply to a corporate owner of a MEC.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC
Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax. Any outstanding loan at the time of an exchange is generally taxable to the extent of policy gain.


Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal adviser before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

INVESTMENT IN THE POLICY

Investment in the policy generally means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

                            OTHER TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.


Under previous law, the estate tax applicable exclusion gradually rose to $3.5 million per person in 2009 and was the estate tax was repealed in 2010 with a modified carryover basis for heirs.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") have reinstated the estate and generation-skipping transfer taxes through the end of 2012 with lower top rates and larger exemptions.


The 2010 Act raises the applicable exclusion amount to $5,000,000. The top tax rate is set at 3.5%. A special irrevocable election was provided for estates of decedents who died in 2010. These estates may generally choose between the reinstated estate tax and the carryover basis rules which were in effect in 2010. It is not known if Congress will make the temporary changes of the 2010 Act permanent, enact permanent repeal of the estate and generation-skipping transfer tax or otherwise modify the estate tax or generation-skipping transfer tax rules for years after 2012. Absent Congressional action, the law governing the estate, gift and generation-skipping transfer taxes will revert to January 1, 2013 to the law that was in place on June 7, 2001.



The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                           TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.

                             ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

                           DISTRIBUTION & COMPENSATION

--------------------------------------------------------------------------------

                                  DISTRIBUTION

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). MLIDC does not retain any fees under the Policies; however, MLIDC may receive 12b-1 fees from the Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies are offered on a continuous basis.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the Funds of the American Funds Insurance Series available under the Policy for services it provides in marketing the Fund's shares in connection with the Policy.

                                  COMPENSATION

Broker-dealers having selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or MLIDC may receive from the Funds.

Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Policy Charges and Deductions -- Modifications, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.

We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. To the extent permitted by FINRA rules and other applicable laws and regulations, MLIDC may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined above, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum compensation will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with MLIDC will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which may be offered under the Policies. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, and MetLife Advisers, LLC. MetLife Investment Funds Management LLC and MetLife Advisers LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.

SALE OF VARIABLE LIFE INSURANCE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Policies through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Policies is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Policies; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.

MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

                            OTHER POLICY INFORMATION

--------------------------------------------------------------------------------

                              VALUATION AND PAYMENT

You may send your written requests for payment to our Administrative Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Administrative Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

               SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT

We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Contract Value in the Separate Account in any case whenever:

     (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

     (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check or pre-authorized checking account deduction has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

                                POLICY STATEMENTS

We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

     -    the Contract Value, Stated Amount and Amount Insured;

     -    the date and amount of each Premium Payment;

     -    the date and amount of each Monthly Deduction;

     - the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

     -    the date and amount of any partial surrenders;

     -    the annualized cost of any Riders purchased under the Policy; and

     - a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION

The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and
(ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.

                         MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Administrative Office.

                                 POLICY CHANGES

At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.

Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:

WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:

     -    increases in the Stated Amount of insurance

WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:

     -    decreases in the Stated Amount of insurance

     -    changing the Death Benefit option

     -    changes to the way your Premiums Payments are allocated

     -    changing the Beneficiary (unless irrevocably named)

Written requests for changes may be sent to the Company at our Administrative Office.

                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.

                                LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

The financial statements and financial highlights comprising each of the Investment Options of MetLife of CT Fund UL III for Variable Life Insurance included in this Prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, MetLife of CT Fund UL III for Variable Life Insurance, are attached to this prospectus. The financial statements of the Company are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon its ability to meet its obligations under the Policies.

                                   APPENDIX A

--------------------------------------------------------------------------------

                GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS

ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.


ADMINISTRATIVE OFFICE -- the administrative office of the Company located at MetLife -Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or other location designated by the Company in writing.


AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.

ANDESA SERVICES, INC. -- the third party administrator for this product, located at 3435 Winchester Road, Suite 401, Allentown, PA, 18104-2351.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.

COMPANY (ISSUING COMPANY) -- MetLife Insurance Company of Connecticut

CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.

HOME OFFICE -- the home office of the Company located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.

INSURANCE COMPANY -- MetLife Insurance Company of Connecticut.

INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.

ISSUING COMPANY -- MetLife Insurance Company of Connecticut.

LOAN ACCOUNT -- an account in the Company's General Account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (Coverage Amount) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLAN EFFECTIVE DATE -- the Policy Date of the first Policy issued for a plan (i.e., an arrangement where an employer or trustee will own a group of Policies on the lives of certain employees, or in other instances, where a group of Policies will be purchased at one time).

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY -- Corporate Owned Variable Universal Life Insurance III, a corporate owned variable flexible premium life insurance policy.

POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g. Deduction Days, Policy Years) -- shown on the Policy Summary.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

YOU, YOUR -- the owner(s) of the Policy.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                     ADDITIONAL INFORMATION REGARDING FUNDS


Certain Funds were subject to a name change. The chart below identifies the former name and new name of each of these Funds, and where applicable, the former name and new name of the trust of which the Fund is a part.



FUND NAME CHANGES



               FORMER FUND NAME                                NEW FUND NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND
  Artio International Stock                      Baillie Gifford International Stock
     Portfolio -- Class A                           Portfolio -- Class A
  Morgan Stanley EAFE(R) Index                   MSCI EAFE(R) Index Portfolio -- Class A
     Portfolio -- Class A

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

                          (IF AVAILABLE IN YOUR STATE)

     AGE                MALE                 FEMALE                UNISEX
     ---             ---------             ---------             ---------
      20             20.75046              17.76811              20.15660
      21             21.43931              18.41151              20.83692
      22             22.15540              19.07822              21.54229
      23             22.89985              19.77061              22.27547
      24             23.67203              20.49002              23.03759
      25             24.47303              21.23587              23.82807
      26             25.30237              22.00956              24.64648
      27             26.15803              22.81058              25.49061
      28             27.04391              23.64019              26.36478
      29             27.96810              24.49974              27.27515
      30             28.93223              25.39050              28.22519
      31             29.93846              26.31420              29.21513
      32             30.98879              27.26929              30.24699
      33             32.08244              28.25862              31.31966
      34             33.21998              29.28066              32.43372
      35             34.40231              30.33542              33.58984
      36             35.62875              31.42269              34.78864
      37             36.89887              32.54581              36.02937
      38             38.21380              33.70666              37.31331
      39             39.57333              34.90869              38.64156
      40             40.98082              36.15456              40.01542
      41             42.43483              37.44393              41.43655
      42             43.93497              38.77792              42.90320
      43             45.47934              40.15795              44.41354
      44             47.06408              41.58437              45.96532
      45             48.68721              43.05748              47.55816
      46             50.35153              44.57635              49.19205
      47             52.05909              46.14015              50.86933
      48             53.82129              47.74978              52.60081
      49             55.65264              49.40329              54.39601
      50             57.55331              51.10045              56.25603
      51             59.52395              52.84293              58.18077
      52             61.56006              54.62786              60.16500
      53             63.65497              56.45561              62.20607
      54             65.80535              58.32662              64.29880
      55             68.00239              60.24140              66.43654
      56             70.24448              62.19765              68.61843
      57             72.53540              64.19326              70.84671
      58             74.89684              66.22932              73.13829
      59             77.34745              68.30904              75.50944
      60             79.88828              70.43886              77.96041
      61             82.50695              72.62267              80.48453

     AGE                MALE                 FEMALE                UNISEX
     ---             ---------             ---------             ---------
      62             85.18613              74.86294              83.06646
      63             87.90817              77.16453              85.69409
      64             90.67166              79.53113              88.36535
      65             93.48089              81.96817              91.08574
      66             96.35338              84.48046              93.86943
      67             99.31975              87.07340              96.74203
      68             102.40600             89.75142              99.72414
      69             105.64164             92.52270              102.84177
      70             109.04977             95.39222              106.11045
      71             112.63969             98.36063              109.53631
      72             116.38886             101.42742             113.10176
      73             120.28963             104.60168             116.80131
      74             124.39784             107.89189             120.67888
      75             128.76831             111.31764             124.77812
      76             133.45523             114.90649             129.14242
      77             138.49658             118.69317             133.80624
      78             143.89584             122.71355             138.77520
      79             149.64681             127.01309             144.04965
      80             155.77273             131.63730             149.65179

                                   APPENDIX D

--------------------------------------------------------------------------------

                      CASH VALUE ACCUMULATION TEST FACTORS

                          (IF AVAILABLE IN YOUR STATE)

     ATTAINED AGE               MALE                FEMALE               UNISEX
     ------------             --------             --------             --------
          20                  796.856%             902.894%             796.856%
          21                  770.878%             871.381%             770.878%
          22                  745.677%             840.968%             745.677%
          23                  721.181%             811.562%             721.181%
          24                  697.376%             783.122%             697.376%
          25                  674.290%             755.675%             674.290%
          26                  651.938%             729.176%             651.938%
          27                  630.362%             703.635%             630.362%
          28                  609.463%             679.010%             609.463%
          29                  589.127%             655.262%             589.127%
          30                  569.320%             632.357%             569.320%
          31                  550.066%             610.257%             550.066%
          32                  531.358%             588.984%             531.358%
          33                  513.231%             568.474%             513.231%
          34                  495.687%             548.742%             495.687%
          35                  478.726%             529.769%             478.726%
          36                  462.344%             511.538%             462.344%
          37                  446.549%             493.984%             446.549%
          38                  431.325%             477.072%             431.325%
          39                  416.657%             460.756%             416.657%
          40                  402.531%             445.006%             402.531%
          41                  388.928%             429.826%             388.928%
          42                  375.852%             415.200%             375.852%
          43                  363.297%             401.115%             363.297%
          44                  351.258%             387.562%             351.258%
          45                  339.716%             374.532%             339.716%
          46                  328.651%             362.023%             328.651%
          47                  318.032%             350.027%             318.032%
          48                  307.803%             338.525%             307.803%
          49                  297.926%             327.511%             297.926%
          50                  288.403%             316.969%             288.403%
          51                  279.237%             306.875%             279.237%
          52                  270.441%             297.224%             270.441%
          53                  262.012%             287.995%             262.012%
          54                  253.952%             279.168%             253.952%
          55                  246.259%             270.721%             246.259%
          56                  238.921%             262.644%             238.921%
          57                  231.917%             254.922%             231.917%
          58                  225.204%             247.535%             225.204%
          59                  218.752%             240.457%             218.752%
          60                  212.561%             233.663%             212.561%
          61                  206.635%             227.134%             206.635%

     ATTAINED AGE               MALE                FEMALE               UNISEX
     ------------             --------             --------             --------
          62                  200.988%             220.859%             200.988%
          63                  195.616%             214.823%             195.616%
          64                  190.506%             209.017%             190.506%
          65                  185.637%             203.431%             185.637%
          66                  180.985%             198.056%             180.985%
          67                  176.526%             192.887%             176.526%
          68                  172.243%             187.918%             172.243%
          69                  168.122%             183.143%             168.122%
          70                  164.158%             178.556%             164.158%
          71                  160.357%             174.158%             160.357%
          72                  156.733%             169.949%             156.733%
          73                  153.291%             165.919%             153.291%
          74                  150.012%             162.063%             150.012%
          75                  146.885%             158.372%             146.885%
          76                  155.141%             155.141%             155.141%
          77                  152.556%             152.556%             152.556%
          78                  150.067%             150.067%             150.067%
          79                  147.665%             147.665%             147.665%
          80                  145.630%             145.630%             145.630%
          81                  143.404%             143.404%             143.404%
          82                  141.307%             141.307%             141.307%
          83                  139.321%             139.321%             139.321%
          84                  137.428%             137.428%             137.428%
          85                  130.271%             130.271%             130.271%
          86                  128.604%             128.604%             128.604%
          87                  127.012%             127.012%             127.012%
          88                  125.528%             125.528%             125.528%
          89                  124.135%             124.135%             124.135%
          90                  122.791%             122.791%             122.791%
          91                  121.378%             121.378%             121.378%
          92                  119.851%             119.851%             119.851%
          93                  118.274%             118.274%             118.274%
          94                  116.681%             116.681%             116.681%
          95                  115.085%             115.085%             115.085%
          96                  113.438%             113.438%             113.438%
          97                  111.634%             111.634%             111.634%
          98                  109.478%             109.478%             109.478%
          99                  106.779%             106.779%             106.779%

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to MetLife Insurance Company of Connecticut, Specialized Benefit Resources, 501 Route 22, Bridgewater, NJ 08807 or by calling us at 1-908-253-1400.


To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your agent or registered representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Securities and Exchange Commission (the "SEC") at 202-942-8090. Reports and other information about the Registrant, including the SAI, are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File Numbers: 811-09215


Book 51                                                                     4/12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
MetLife of CT Fund UL III for Variable Life Insurance and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Investment Options listed in Note 2.A as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in
Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                     ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN AMERICAN CENTURY VP AMERICAN CENTURY VP
                                     INTERMEDIATE BOND INTERNATIONAL VALUE               ULTRA               VISTA
                                     INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
                                     ----------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value                    $ 3,197             $ 9,154            $ 40,600         $ 4,340,160
  Due from MetLife Insurance Company
     of Connecticut                                 --                  --                  --                  --
                                     ----------------- ------------------- ------------------- -------------------
       Total Assets                              3,197               9,154              40,600           4,340,160
                                     ----------------- ------------------- ------------------- -------------------
LIABILITIES:
  Accrued fees                                       7                  26                   5                  --
  Due to MetLife Insurance Company
     of Connecticut                                  4                   4                   5                   4
                                     ----------------- ------------------- ------------------- -------------------
       Total Liabilities                            11                  30                  10                   4
                                     ----------------- ------------------- ------------------- -------------------
NET ASSETS                                     $ 3,186             $ 9,124            $ 40,590         $ 4,340,156
                                     ================= =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                            AMERICAN FUNDS
                                        AMERICAN FUNDS    AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS
                                                  BOND     GLOBAL GROWTH    CAPITALIZATION            GROWTH
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                   $ 10,884       $ 5,526,247           $ 1,013      $ 66,777,053
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                --                 7
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                             10,884         5,526,247             1,013        66,777,060
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      29                77                 2                88
  Due to MetLife Insurance Company
     of Connecticut                                  4                 3                 3                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                            33                80                 5                88
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                                    $ 10,851       $ 5,526,167           $ 1,008      $ 66,776,972
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                        AMERICAN FUNDS U.S.
   AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS     GOVERNMENT/AAA-      DELAWARE VIP
    GROWTH-INCOME  HIGH-INCOME BOND     INTERNATIONAL         NEW WORLD    RATED SECURITIES   SMALL CAP VALUE
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
     $ 17,899,620           $ 5,711      $ 21,071,747       $ 5,544,851           $ 710,427      $ 14,179,423
               --                --                --                --                  --                --
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
       17,899,620             5,711        21,071,747         5,544,851             710,427        14,179,423
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
               68                10               112                24                  42               156
                1                 3                 2                 4                   4                 1
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
               69                13               114                28                  46               157
----------------- ----------------- ----------------- ----------------- ------------------- -----------------
     $ 17,899,551           $ 5,698      $ 21,071,633       $ 5,544,823           $ 710,381      $ 14,179,266
================= ================= ================= ================= =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                 DREYFUS VIF
                                           DREYFUS VIF         DREYFUS VIF     OPPORTUNISTIC      FIDELITY VIP
                                          APPRECIATION INTERNATIONAL VALUE         SMALL CAP        CONTRAFUND
                                     INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ------------------- ----------------- -----------------
ASSETS:
  Investments at fair value                $ 1,131,470               $ 507         $ 949,315      $ 26,149,929
  Due from MetLife Insurance Company
     of Connecticut                                 --                  --                --                --
                                     ----------------- ------------------- ----------------- -----------------
       Total Assets                          1,131,470                 507           949,315        26,149,929
                                     ----------------- ------------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      56                   1                56               108
  Due to MetLife Insurance Company
     of Connecticut                              2,404                   2                 4                 6
                                     ----------------- ------------------- ----------------- -----------------
       Total Liabilities                         2,460                   3                60               114
                                     ----------------- ------------------- ----------------- -----------------
NET ASSETS                                 $ 1,129,010               $ 504         $ 949,255      $ 26,149,815
                                     ================= =================== ================= =================

The accompanying notes are an integral part of these financial statements.

     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
    EQUITY-INCOME      FREEDOM 2010      FREEDOM 2015      FREEDOM 2020      FREEDOM 2025      FREEDOM 2030
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 11,683,870           $ 9,484          $ 80,115       $ 1,117,713         $ 176,333         $ 257,348
               --                15                29                --                --                --
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
       11,683,870             9,499            80,144         1,117,713           176,333           257,348
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               10                28                39                12                35                13
                3                --                --                 4                 3                 3
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               13                28                39                16                38                16
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 11,683,857           $ 9,471          $ 80,105       $ 1,117,697         $ 176,295         $ 257,332
================= ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                              FIDELITY VIP
                                          FIDELITY VIP      FIDELITY VIP  INVESTMENT GRADE
                                           HIGH INCOME         INDEX 500              BOND FIDELITY VIP MID CAP
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- --------------------
ASSETS:
  Investments at fair value                    $ 4,516      $ 28,793,287       $ 1,460,619         $ 23,061,547
  Due from MetLife Insurance Company
     of Connecticut                                 --                 4                --                   --
                                     ----------------- ----------------- ----------------- --------------------
       Total Assets                              4,516        28,793,291         1,460,619           23,061,547
                                     ----------------- ----------------- ----------------- --------------------
LIABILITIES:
  Accrued fees                                      11                28                24                  131
  Due to MetLife Insurance Company
     of Connecticut                                  4                --                 3                    2
                                     ----------------- ----------------- ----------------- --------------------
       Total Liabilities                            15                28                27                  133
                                     ----------------- ----------------- ----------------- --------------------
NET ASSETS                                     $ 4,501      $ 28,793,263       $ 1,460,592         $ 23,061,414
                                     ================= ================= ================= ====================

The accompanying notes are an integral part of these financial statements.

                    FTVIPT FRANKLIN     FTVIPT MUTUAL   FTVIPT TEMPLETON                     FTVIPT TEMPLETON
     FIDELITY VIP     SMALL-MID CAP  GLOBAL DISCOVERY DEVELOPING MARKETS   FTVIPT TEMPLETON       GLOBAL BOND
         OVERSEAS GROWTH SECURITIES        SECURITIES         SECURITIES FOREIGN SECURITIES        SECURITIES
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ------------------ ------------------ -----------------
      $ 3,748,872       $ 4,328,416           $ 5,956        $ 6,115,824       $ 18,086,539      $ 10,610,149
               --                --                --                  1                 --                --
----------------- ----------------- ----------------- ------------------ ------------------ -----------------
        3,748,872         4,328,416             5,956          6,115,825         18,086,539        10,610,149
----------------- ----------------- ----------------- ------------------ ------------------ -----------------
              120                76                14                 58                104                44
                3                 3                 1                 --                  3                 2
----------------- ----------------- ----------------- ------------------ ------------------ -----------------
              123                79                15                 58                107                46
----------------- ----------------- ----------------- ------------------ ------------------ -----------------
      $ 3,748,749       $ 4,328,337           $ 5,941        $ 6,115,767       $ 18,086,432      $ 10,610,103
================= ================= ================= ================== ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                             INVESCO V.I.
                                           INVESCO V.I.     INTERNATIONAL       JANUS ASPEN JANUS ASPEN GLOBAL
                                     GLOBAL REAL ESTATE            GROWTH        ENTERPRISE         TECHNOLOGY
                                      INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION
                                     ------------------ ----------------- ----------------- ------------------
ASSETS:
  Investments at fair value                 $ 5,313,981      $ 12,445,615       $ 4,419,932        $ 4,232,419
  Due from MetLife Insurance Company
     of Connecticut                                  --                --                --                 --
                                     ------------------ ----------------- ----------------- ------------------
       Total Assets                           5,313,981        12,445,615         4,419,932          4,232,419
                                     ------------------ ----------------- ----------------- ------------------
LIABILITIES:
  Accrued fees                                       47                87                --                 91
  Due to MetLife Insurance Company
     of Connecticut                                   3                 2                 4                  4
                                     ------------------ ----------------- ----------------- ------------------
       Total Liabilities                             50                89                 4                 95
                                     ------------------ ----------------- ----------------- ------------------
NET ASSETS                                  $ 5,313,931      $ 12,445,526       $ 4,419,928        $ 4,232,324
                                     ================== ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

                                                                     LMPVET                                  LMPVET
                                                                CLEARBRIDGE                LMPVET       CLEARBRIDGE
      JANUS ASPEN JANUS ASPEN PERKINS       JANUS ASPEN VARIABLE AGGRESSIVE           CLEARBRIDGE   VARIABLE EQUITY
         OVERSEAS       MID CAP VALUE         WORLDWIDE              GROWTH VARIABLE APPRECIATION    INCOME BUILDER
INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION
----------------- ------------------- ----------------- ------------------- --------------------- -----------------
      $ 7,727,803        $ 10,046,236         $ 537,037         $ 1,643,096              $ 17,945       $ 1,057,740
               --                  --                --                  --                    --                --
----------------- ------------------- ----------------- ------------------- --------------------- -----------------
        7,727,803          10,046,236           537,037           1,643,096                17,945         1,057,740
----------------- ------------------- ----------------- ------------------- --------------------- -----------------
               83                  56                69                  28                     9                56
               --                   3                 3                   4                     5                 5
----------------- ------------------- ----------------- ------------------- --------------------- -----------------
               83                  59                72                  32                    14                61
----------------- ------------------- ----------------- ------------------- --------------------- -----------------
      $ 7,727,720        $ 10,046,177         $ 536,965         $ 1,643,064              $ 17,931       $ 1,057,679
================= =================== ================= =================== ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                   LMPVET             LMPVET             LMPVET         LMPVET GLOBAL
                                              CLEARBRIDGE        CLEARBRIDGE        CLEARBRIDGE     CURRENTS VARIABLE
                                     VARIABLE FUNDAMENTAL VARIABLE LARGE CAP VARIABLE LARGE CAP INTERNATIONAL ALL CAP
                                            ALL CAP VALUE             GROWTH              VALUE           OPPORTUNITY
                                        INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION     INVESTMENT OPTION
                                     -------------------- ------------------ ------------------ ---------------------
ASSETS:
  Investments at fair value                   $ 2,165,977          $ 571,017        $ 2,075,466             $ 496,103
  Due from MetLife Insurance Company
     of Connecticut                                    --                 --                 --                    --
                                     -------------------- ------------------ ------------------ ---------------------
       Total Assets                             2,165,977            571,017          2,075,466               496,103
                                     -------------------- ------------------ ------------------ ---------------------
LIABILITIES:
  Accrued fees                                         66                 35                 32                    71
  Due to MetLife Insurance Company
     of Connecticut                                     4                  5                  4                     6
                                     -------------------- ------------------ ------------------ ---------------------
       Total Liabilities                               70                 40                 36                    77
                                     -------------------- ------------------ ------------------ ---------------------
NET ASSETS                                    $ 2,165,907          $ 570,977        $ 2,075,430             $ 496,026
                                     ==================== ================== ================== =====================

The accompanying notes are an integral part of these financial statements.

LMPVET INVESTMENT        LMPVIT WESTERN    LMPVIT WESTERN
 COUNSEL VARIABLE ASSET VARIABLE GLOBAL    ASSET VARIABLE           MFS VIT    MIST BLACKROCK    MIST BLACKROCK
 SOCIAL AWARENESS       HIGH YIELD BOND    STRATEGIC BOND     NEW DISCOVERY        HIGH YIELD    LARGE CAP CORE
INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- --------------------- ----------------- ----------------- ----------------- -----------------
        $ 381,328           $ 6,342,763       $ 1,286,692          $ 18,916      $ 23,458,322      $ 10,969,672
               --                    --                --                --                --                --
----------------- --------------------- ----------------- ----------------- ----------------- -----------------
          381,328             6,342,763         1,286,692            18,916        23,458,322        10,969,672
----------------- --------------------- ----------------- ----------------- ----------------- -----------------
               39                    43                31                 2                59                --
                5                     6                 5                 2                 5                 4
----------------- --------------------- ----------------- ----------------- ----------------- -----------------
               44                    49                36                 4                64                 4
----------------- --------------------- ----------------- ----------------- ----------------- -----------------
        $ 381,284           $ 6,342,714       $ 1,286,656          $ 18,912      $ 23,458,258      $ 10,969,668
================= ===================== ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                               MIST HARRIS
                                     MIST CLARION GLOBAL           OAKMARK      MIST INVESCO
                                             REAL ESTATE     INTERNATIONAL  SMALL CAP GROWTH  MIST JANUS FORTY
                                       INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ------------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                 $ 14,608,736       $ 5,508,122         $ 600,131      $ 19,845,882
  Due from MetLife Insurance Company
     of Connecticut                                   --                --                --                 4
                                     ------------------- ----------------- ----------------- -----------------
       Total Assets                           14,608,736         5,508,122           600,131        19,845,886
                                     ------------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                        52                85                29                73
  Due to MetLife Insurance Company
     of Connecticut                                    4                 4                 3                --
                                     ------------------- ----------------- ----------------- -----------------
       Total Liabilities                              56                89                32                73
                                     ------------------- ----------------- ----------------- -----------------
NET ASSETS                                  $ 14,608,680       $ 5,508,033         $ 600,099      $ 19,845,813
                                     =================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

      MIST LAZARD MIST LOOMIS SAYLES  MIST LORD ABBETT  MIST LORD ABBETT        MIST METLIFE MIST MFS EMERGING
          MID CAP     GLOBAL MARKETS    BOND DEBENTURE     MID CAP VALUE AGGRESSIVE STRATEGY    MARKETS EQUITY
INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION
----------------- ------------------ ----------------- ----------------- ------------------- -----------------
      $ 1,296,379        $ 3,829,089         $ 617,653       $ 6,467,765         $ 2,424,229       $ 3,709,857
               --                 --                --                --                  --                --
----------------- ------------------ ----------------- ----------------- ------------------- -----------------
        1,296,379          3,829,089           617,653         6,467,765           2,424,229         3,709,857
----------------- ------------------ ----------------- ----------------- ------------------- -----------------
               42                 20                33               102                  74                43
                4                  4                 5                 4                   1                 4
----------------- ------------------ ----------------- ----------------- ------------------- -----------------
               46                 24                38               106                  75                47
----------------- ------------------ ----------------- ----------------- ------------------- -----------------
      $ 1,296,333        $ 3,829,065         $ 617,615       $ 6,467,659         $ 2,424,154       $ 3,709,810
================= ================== ================= ================= =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                    MIST          MIST PIMCO
                                     MIST MFS RESEARCH    MORGAN STANLEY INFLATION PROTECTED
                                         INTERNATIONAL    MID CAP GROWTH                BOND MIST PIONEER FUND
                                     INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ------------------- -----------------
ASSETS:
  Investments at fair value                $ 2,930,707          $ 63,343        $ 19,671,666         $ 558,666
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                  --                --
                                     ----------------- ----------------- ------------------- -----------------
       Total Assets                          2,930,707            63,343          19,671,666           558,666
                                     ----------------- ----------------- ------------------- -----------------
LIABILITIES:
  Accrued fees                                      70                21                 136                64
  Due to MetLife Insurance Company
     of Connecticut                                  5                 1                   4                 4
                                     ----------------- ----------------- ------------------- -----------------
       Total Liabilities                            75                22                 140                68
                                     ----------------- ----------------- ------------------- -----------------
NET ASSETS                                 $ 2,930,632          $ 63,321        $ 19,671,526         $ 558,598
                                     ================= ================= =================== =================

The accompanying notes are an integral part of these financial statements.

                                                                               MSF BARCLAYS
     MIST PIONEER MIST T. ROWE PRICE MIST T. ROWE PRICE MIST THIRD AVENUE CAPITAL AGGREGATE     MSF BLACKROCK
 STRATEGIC INCOME    LARGE CAP VALUE     MID CAP GROWTH   SMALL CAP VALUE        BOND INDEX AGGRESSIVE GROWTH
INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ------------------ ------------------ ----------------- ----------------- -----------------
      $ 1,647,105        $ 2,440,975        $ 3,350,270       $ 8,617,679         $ 161,681       $ 4,781,243
               --                 --                 --                --                --                --
----------------- ------------------ ------------------ ----------------- ----------------- -----------------
        1,647,105          2,440,975          3,350,270         8,617,679           161,681         4,781,243
----------------- ------------------ ------------------ ----------------- ----------------- -----------------
               29                 98                 --                53                16                35
                5                  3                  4                 5                --                 3
----------------- ------------------ ------------------ ----------------- ----------------- -----------------
               34                101                  4                58                16                38
----------------- ------------------ ------------------ ----------------- ----------------- -----------------
      $ 1,647,071        $ 2,440,874        $ 3,350,266       $ 8,617,621         $ 161,665       $ 4,781,205
================= ================== ================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                               MSF BLACKROCK
                                         MSF BLACKROCK     MSF BLACKROCK     MSF BLACKROCK  LEGACY LARGE CAP
                                           BOND INCOME       DIVERSIFIED   LARGE CAP VALUE            GROWTH
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                $ 1,596,175         $ 743,582       $ 3,912,882       $ 1,515,426
  Due from MetLife Insurance Company
     of Connecticut                                  3                --                --                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                          1,596,178           743,582         3,912,882         1,515,426
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      54                18                51                57
  Due to MetLife Insurance Company
     of Connecticut                                 --                 5                 3                 2
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                            54                23                54                59
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                                 $ 1,596,124         $ 743,559       $ 3,912,828       $ 1,515,367
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                            MSF METLIFE         MSF METLIFE
    MSF BLACKROCK      MSF FI VALUE      MSF JENNISON      CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE
     MONEY MARKET           LEADERS            GROWTH        ALLOCATION MODERATE ALLOCATION MID CAP STOCK INDEX
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
    $ 169,834,499       $ 4,826,427       $ 6,718,115       $ 2,153,259         $ 1,864,327         $ 2,850,460
               --                 8                --                --                  --                  --
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
      169,834,499         4,826,435         6,718,115         2,153,259           1,864,327           2,850,460
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
              142                28                28                72                  52                  46
              140                --                 2                 6                   4                   4
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
              282                28                30                78                  56                  50
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
    $ 169,834,217       $ 4,826,407       $ 6,718,085       $ 2,153,181         $ 1,864,271         $ 2,850,410
================= ================= ================= ================= =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                   MSF METLIFE
                                             MSF METLIFE           MODERATE TO       MSF METLIFE           MSF MFS
                                     MODERATE ALLOCATION AGGRESSIVE ALLOCATION       STOCK INDEX      TOTAL RETURN
                                       INVESTMENT OPTION     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ------------------- --------------------- ----------------- -----------------
ASSETS:
  Investments at fair value                  $ 5,718,700           $ 2,265,066      $ 25,515,961      $ 23,034,075
  Due from MetLife Insurance Company
     of Connecticut                                   --                    --                --                13
                                     ------------------- --------------------- ----------------- -----------------
       Total Assets                            5,718,700             2,265,066        25,515,961        23,034,088
                                     ------------------- --------------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                        34                    32                54                14
  Due to MetLife Insurance Company
     of Connecticut                                    5                     5                 1                --
                                     ------------------- --------------------- ----------------- -----------------
       Total Liabilities                              39                    37                55                14
                                     ------------------- --------------------- ----------------- -----------------
NET ASSETS                                   $ 5,718,661           $ 2,265,029      $ 25,515,906      $ 23,034,074
                                     =================== ===================== ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                              MSF WESTERN
                    MSF OPPENHEIMER  MSF RUSSELL 2000 MSF T. ROWE PRICE  ASSET MANAGEMENT         PIMCO VIT
    MSF MFS VALUE     GLOBAL EQUITY             INDEX  LARGE CAP GROWTH   U.S. GOVERNMENT      LOW DURATION
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 13,910,217         $ 459,491      $ 16,991,203       $ 1,023,545       $ 3,168,403      $ 41,103,902
               --                --                --                --                --                --
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
       13,910,217           459,491        16,991,203         1,023,545         3,168,403        41,103,902
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
              104                61                70                74                77                47
                4                 4                 3                 5                 5                 8
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
              108                65                73                79                82                55
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
     $ 13,910,109         $ 459,426      $ 16,991,130       $ 1,023,466       $ 3,168,321      $ 41,103,847
================= ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                             PIMCO VIT       PIONEER VCT       PIONEER VCT         PUTNAM VT
                                          TOTAL RETURN  EMERGING MARKETS     MID CAP VALUE  MULTI-CAP GROWTH
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value              $ 153,229,419       $ 5,407,561       $ 1,486,401         $ 149,288
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                --                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                        153,229,419         5,407,561         1,486,401           149,288
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      84                28                26                50
  Due to MetLife Insurance Company
     of Connecticut                                 20                 3                 3                 3
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                           104                31                29                53
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                               $ 153,229,315       $ 5,407,530       $ 1,486,372         $ 149,235
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                                               VANGUARD VIF
                                         UIF EMERGING      VANGUARD VIF      VANGUARD VIF        SHORT-TERM
  ROYCE MICRO-CAP   ROYCE SMALL-CAP    MARKETS EQUITY DIVERSIFIED VALUE      EQUITY INDEX  INVESTMENT-GRADE
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      $ 4,123,592       $ 9,928,505       $ 5,063,524         $ 754,546       $ 1,331,743         $ 244,591
               --                --                --                --                --                --
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
        4,123,592         9,928,505         5,063,524           754,546         1,331,743           244,591
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               60                99                35                85                64                60
                2                 4                 2                 4                 4                 5
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               62               103                37                89                68                65
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      $ 4,123,530       $ 9,928,402       $ 5,063,487         $ 754,457       $ 1,331,675         $ 244,526
================= ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN    AMERICAN CENTURY VP    AMERICAN CENTURY VP
                                           INTERMEDIATE BOND INTERNATIONAL VALUE                  ULTRA                  VISTA
                                           INVESTMENT OPTION   INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                           ----------------- ---------------------- ---------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                         $ 130               $ 406                   $ --                   $ --
                                           ----------------- ---------------------- ---------------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                            4                  16                     79                  6,578
                                           ----------------- ---------------------- ---------------------- ----------------------
           Net investment income (loss)                  126                 390                    (79)                (6,578)
                                           ----------------- ---------------------- ---------------------- ----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          10                  --                     --                     --
     Realized gains (losses) on sale of
        investments                                        4                  97                     26                155,531
                                           ----------------- ---------------------- ---------------------- ----------------------
           Net realized gains (losses)                    14                  97                     26                155,531
                                           ----------------- ---------------------- ---------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                                    36              (2,433)                   398               (573,606)
                                           ----------------- ---------------------- ---------------------- ----------------------
     Net realized and change in unrealized
        gains (losses) on investments                     50              (2,336)                   424               (418,075)
                                           ----------------- ---------------------- ---------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                      $ 176            $ (1,946)                 $ 345             $ (424,653)
                                           ================= ====================== ====================== ======================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                          AMERICAN FUNDS
   AMERICAN FUNDS    AMERICAN FUNDS         GLOBAL SMALL       AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS
             BOND     GLOBAL GROWTH       CAPITALIZATION               GROWTH        GROWTH-INCOME     HIGH-INCOME BOND
INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
            $ 320          $ 80,543                 $ 15            $ 460,748            $ 284,156                $ 429
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
               17            17,002                    1              157,334               34,041                    9
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
              303            63,541                   14              303,414              250,115                  420
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
               --                --                   --                   --                   --                   --
               23         1,412,712                   46              934,747              (39,226)                (134)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
               23         1,412,712                   46              934,747              (39,226)                (134)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
              212        (1,847,824)                (292)          (5,510,835)            (527,315)                (320)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
              235          (435,112)                (246)          (4,576,088)            (566,541)                (454)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
            $ 538        $ (371,571)              $ (232)        $ (4,272,674)          $ (316,426)               $ (34)
================= ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                     AMERICAN FUNDS U.S.
                                              AMERICAN FUNDS       AMERICAN FUNDS        GOVERNMENT/AAA-      DELAWARE VIP
                                               INTERNATIONAL            NEW WORLD       RATED SECURITIES   SMALL CAP VALUE
                                           INVESTMENT OPTION    INVESTMENT OPTION      INVESTMENT OPTION INVESTMENT OPTION
                                           -------------------- -------------------- ------------------- --------------------
INVESTMENT INCOME:
     Dividends                                     $ 419,724            $ 104,924               $ 10,904          $ 68,709
                                           -------------------- -------------------- ------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                       48,683                9,360                  1,142            26,777
                                           -------------------- -------------------- ------------------- --------------------
           Net investment income (loss)              371,041               95,564                  9,762            41,932
                                           -------------------- -------------------- ------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --                  9,349                --
     Realized gains (losses) on sale of
        investments                                  580,249              440,284                  5,760           187,627
                                           -------------------- -------------------- ------------------- --------------------
           Net realized gains (losses)               580,249              440,284                 15,109           187,627
                                           -------------------- -------------------- ------------------- --------------------
     Change in unrealized gains (losses)
        on investments                            (4,511,826)          (1,492,639)                 3,266          (419,234)
                                           -------------------- -------------------- ------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments             (3,931,577)          (1,052,355)                18,375          (231,607)
                                           -------------------- -------------------- ------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (3,560,536)          $ (956,791)              $ 28,137        $ (189,675)
                                           ==================== ==================== =================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                               DREYFUS VIF
      DREYFUS VIF         DREYFUS VIF        OPPORTUNISTIC         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
     APPRECIATION INTERNATIONAL VALUE            SMALL CAP           CONTRAFUND        EQUITY-INCOME         FREEDOM 2010
INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
         $ 15,500                $ 32              $ 4,093            $ 243,436            $ 303,107                $ 202
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
            2,248                  --                2,146               61,462               29,760                  157
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
           13,252                  32                1,947              181,974              273,347                   45
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
               --                  --                   --                   --                   --                   45
           14,748                  28               (9,494)             973,861              378,764              (12,511)
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
           14,748                  28               (9,494)             973,861              378,764              (12,466)
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
           36,095                (123)            (141,948)          (1,998,077)            (567,464)                (496)
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
           50,843                 (95)            (151,442)          (1,024,216)            (188,700)             (12,962)
----------------- ---------------------- -------------------- -------------------- -------------------- --------------------
         $ 64,095               $ (63)          $ (149,495)          $ (842,242)            $ 84,647            $ (12,917)
================= ====================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                FIDELITY VIP         FIDELITY VIP             FIDELITY VIP         FIDELITY VIP
                                                FREEDOM 2015         FREEDOM 2020             FREEDOM 2025         FREEDOM 2030
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (a)    INVESTMENT OPTION
                                           -------------------- -------------------- ------------------------ --------------------
INVESTMENT INCOME:
     Dividends                                       $ 1,706             $ 24,635                  $ 3,709              $ 5,563
                                           -------------------- -------------------- ------------------------ --------------------
EXPENSES:
     Mortality and expense risk
        charges                                          103                1,210                      188                  270
                                           -------------------- -------------------- ------------------------ --------------------
           Net investment income (loss)                1,603               23,425                    3,521                5,293
                                           -------------------- -------------------- ------------------------ --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                         413                4,266                      567                  776
     Realized gains (losses) on sale of
        investments                                   (1,839)              (5,929)                  (1,159)              (2,691)
                                           -------------------- -------------------- ------------------------ --------------------
           Net realized gains (losses)                (1,426)              (1,663)                    (592)              (1,915)
                                           -------------------- -------------------- ------------------------ --------------------
     Change in unrealized gains (losses)
        on investments                                (3,656)             (59,030)                  (9,105)             (11,643)
                                           -------------------- -------------------- ------------------------ --------------------
     Net realized and change in unrealized
        gains (losses) on investments                 (5,082)             (60,693)                  (9,697)             (13,558)
                                           -------------------- -------------------- ------------------------ --------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (3,479)           $ (37,268)                $ (6,176)            $ (8,265)
                                           ==================== ==================== ======================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                               FIDELITY VIP                                                FTVIPT FRANKLIN
     FIDELITY VIP         FIDELITY VIP     INVESTMENT GRADE                              FIDELITY VIP        SMALL-MID CAP
      HIGH INCOME            INDEX 500                 BOND FIDELITY VIP MID CAP             OVERSEAS    GROWTH SECURITIES
INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
            $ 311            $ 577,235             $ 46,016              $ 5,597             $ 51,458                 $ --
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
                7               42,596                2,632               49,414               11,821                9,664
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
              304              534,639               43,384              (43,817)              39,637               (9,664)
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
               --              632,438               35,465               43,979               10,568                   --
               14              548,192                  307              564,916             (443,733)             426,708
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
               14            1,180,630               35,772              608,895             (433,165)             426,708
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
             (184)          (1,098,733)               9,051           (3,457,030)            (715,068)            (616,090)
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
             (170)              81,897               44,823           (2,848,135)          (1,148,233)            (189,382)
-------------------- -------------------- ----------------- ----------------------- -------------------- --------------------
            $ 134            $ 616,536             $ 88,207         $ (2,891,952)        $ (1,108,596)          $ (199,046)
==================== ==================== ================= ======================= ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                               FTVIPT MUTUAL      FTVIPT TEMPLETON                           FTVIPT TEMPLETON
                                            GLOBAL DISCOVERY    DEVELOPING MARKETS      FTVIPT TEMPLETON          GLOBAL BOND
                                                  SECURITIES            SECURITIES    FOREIGN SECURITIES           SECURITIES
                                           INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- --------------------- --------------------- --------------------
INVESTMENT INCOME:
     Dividends                                         $ 133              $ 76,241             $ 351,245            $ 623,500
                                           -------------------- --------------------- --------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                           11                16,216                39,722               25,403
                                           -------------------- --------------------- --------------------- --------------------
           Net investment income (loss)                  122                60,025               311,523              598,097
                                           -------------------- --------------------- --------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                         131                    --                    --               70,052
     Realized gains (losses) on sale of
        investments                                       25               870,824               424,582              167,265
                                           -------------------- --------------------- --------------------- --------------------
           Net realized gains (losses)                   156               870,824               424,582              237,317
                                           -------------------- --------------------- --------------------- --------------------
     Change in unrealized gains (losses)
        on investments                                  (468)           (2,142,966)           (2,978,616)            (947,791)
                                           -------------------- --------------------- --------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments                   (312)           (1,272,142)           (2,554,034)            (710,474)
                                           -------------------- --------------------- --------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                     $ (190)         $ (1,212,117)         $ (2,242,511)          $ (112,377)
                                           ==================== ===================== ===================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                           INVESCO V.I.
      INVESCO V.I.        INTERNATIONAL          JANUS ASPEN    JANUS ASPEN GLOBAL          JANUS ASPEN    JANUS ASPEN PERKINS
GLOBAL REAL ESTATE               GROWTH           ENTERPRISE            TECHNOLOGY             OVERSEAS          MID CAP VALUE
 INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION      INVESTMENT OPTION
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
         $ 207,927            $ 237,566                 $ --                  $ --             $ 41,703               $ 61,245
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
             8,101               27,356                6,606                 8,252               17,402                 16,504
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
           199,826              210,210               (6,606)               (8,252)              24,301                 44,741
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
                --                   --                   --                    --              109,690                     --
           145,410              558,280              253,468               440,255              395,991                727,561
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
           145,410              558,280              253,468               440,255              505,681                727,561
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
          (681,807)          (1,556,310)            (395,293)             (826,126)          (4,374,530)            (1,084,032)
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
          (536,397)            (998,030)            (141,825)             (385,871)          (3,868,849)              (356,471)
--------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
        $ (336,571)          $ (787,820)          $ (148,431)           $ (394,123)        $ (3,844,548)            $ (311,730)
===================== ==================== ==================== ===================== ==================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                             LMPVET                                        LMPVET
                                                                        CLEARBRIDGE                   LMPVET          CLEARBRIDGE
                                                 JANUS ASPEN    VARIABLE AGGRESSIVE              CLEARBRIDGE      VARIABLE EQUITY
                                                   WORLDWIDE                 GROWTH    VARIABLE APPRECIATION       INCOME BUILDER
                                           INVESTMENT OPTION      INVESTMENT OPTION        INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- ---------------------- ------------------------ --------------------
INVESTMENT INCOME:
     Dividends                                       $ 3,009                $ 3,258                    $ 286             $ 33,624
                                           -------------------- ---------------------- ------------------------ --------------------
EXPENSES:
     Mortality and expense risk
        charges                                        1,441                  3,553                       39                1,992
                                           -------------------- ---------------------- ------------------------ --------------------
           Net investment income (loss)                1,568                   (295)                     247               31,632
                                           -------------------- ---------------------- ------------------------ --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                     --                       --                   --
     Realized gains (losses) on sale of
        investments                                   60,075                102,265                      (42)             (16,438)
                                           -------------------- ---------------------- ------------------------ --------------------
           Net realized gains (losses)                60,075                102,265                      (42)             (16,438)
                                           -------------------- ---------------------- ------------------------ --------------------
     Change in unrealized gains (losses)
        on investments                              (142,288)               (63,011)                     236               58,949
                                           -------------------- ---------------------- ------------------------ --------------------
     Net realized and change in unrealized
        gains (losses) on investments                (82,213)                39,254                      194               42,511
                                           -------------------- ---------------------- ------------------------ --------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ (80,645)              $ 38,959                    $ 441             $ 74,143
                                           ==================== ====================== ======================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

              LMPVET              LMPVET              LMPVET           LMPVET GLOBAL
         CLEARBRIDGE         CLEARBRIDGE         CLEARBRIDGE       CURRENTS VARIABLE  LMPVET INVESTMENT         LMPVIT WESTERN
VARIABLE FUNDAMENTAL  VARIABLE LARGE CAP  VARIABLE LARGE CAP   INTERNATIONAL ALL CAP   COUNSEL VARIABLE  ASSET VARIABLE GLOBAL
       ALL CAP VALUE              GROWTH               VALUE             OPPORTUNITY   SOCIAL AWARENESS        HIGH YIELD BOND
   INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION       INVESTMENT OPTION  INVESTMENT OPTION      INVESTMENT OPTION
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
            $ 31,315             $ 2,732            $ 53,325                $ 49,818            $ 4,421              $ 522,871
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
               5,403               1,245               7,801                   1,298              1,031                 17,450
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
              25,912               1,487              45,524                  48,520              3,390                505,421
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
                  --                  --                  --                      --                 --                     --
             148,549              27,812             261,594                 (83,722)            22,493                (93,429)
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
             148,549              27,812             261,594                 (83,722)            22,493                (93,429)
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
            (308,754)            (31,176)           (101,642)                (30,654)           (27,742)              (359,334)
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
            (160,205)             (3,364)            159,952                (114,376)            (5,249)              (452,763)
--------------------- ------------------- -------------------- ---------------------- ------------------ ----------------------
          $ (134,293)           $ (1,877)          $ 205,476               $ (65,856)          $ (1,859)              $ 52,658
===================== =================== ==================== ====================== ================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                              LMPVIT WESTERN
                                              ASSET VARIABLE           MFS VIT       MIST BLACKROCK       MIST BLACKROCK
                                              STRATEGIC BOND     NEW DISCOVERY           HIGH YIELD       LARGE CAP CORE
                                           INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ----------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                      $ 43,507              $ --          $ 1,549,417            $ 106,040
                                           ----------------- -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                        2,431                44               15,230               27,165
                                           ----------------- -------------------- -------------------- --------------------
           Net investment income (loss)               41,076               (44)           1,534,187               78,875
                                           ----------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --             2,650                   --                   --
     Realized gains (losses) on sale of
        investments                                    6,681              (980)             908,658              (23,289)
                                           ----------------- -------------------- -------------------- --------------------
           Net realized gains (losses)                 6,681             1,670              908,658              (23,289)
                                           ----------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                                27,196            (4,417)          (1,758,772)            (247,334)
                                           ----------------- -------------------- -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments                 33,877            (2,747)            (850,114)            (270,623)
                                           ----------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 74,953          $ (2,791)           $ 684,073           $ (191,748)
                                           ================= ==================== ==================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                             MIST HARRIS
MIST CLARION GLOBAL              OAKMARK         MIST INVESCO                               MIST LAZARD    MIST LOOMIS SAYLES
        REAL ESTATE        INTERNATIONAL     SMALL CAP GROWTH     MIST JANUS FORTY              MID CAP        GLOBAL MARKETS
  INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
          $ 633,045              $ 1,647                 $ --            $ 371,417             $ 16,840             $ 118,893
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
             28,320               11,343                  617               37,025                3,435                11,009
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
            604,725               (9,696)                (617)             334,392               13,405               107,884
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
                 --                   --                   --                   --                   --                    --
           (625,372)             832,390                8,603            1,016,411               93,854               (22,083)
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
           (625,372)             832,390                8,603            1,016,411               93,854               (22,083)
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
           (861,914)          (1,619,815)             (16,865)          (2,936,441)            (193,747)             (152,980)
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
         (1,487,286)            (787,425)              (8,262)          (1,920,030)             (99,893)             (175,063)
---------------------- -------------------- -------------------- -------------------- -------------------- ---------------------
         $ (882,561)          $ (797,121)            $ (8,879)        $ (1,585,638)           $ (86,488)            $ (67,179)
====================== ==================== ==================== ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                            MIST LORD ABBETT     MIST LORD ABBETT             MIST METLIFE    MIST MFS EMERGING
                                              BOND DEBENTURE        MID CAP VALUE      AGGRESSIVE STRATEGY       MARKETS EQUITY
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (b)    INVESTMENT OPTION
                                           -------------------- -------------------- ------------------------ --------------------
INVESTMENT INCOME:
     Dividends                                      $ 41,849             $ 37,213                     $ --             $ 71,176
                                           -------------------- -------------------- ------------------------ --------------------
EXPENSES:
     Mortality and expense risk
        charges                                        1,470               13,975                    3,539                9,672
                                           -------------------- -------------------- ------------------------ --------------------
           Net investment income (loss)               40,379               23,238                   (3,539)              61,504
                                           -------------------- -------------------- ------------------------ --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --                       --                   --
     Realized gains (losses) on sale of
        investments                                   22,494              (45,141)                 (45,391)             419,433
                                           -------------------- -------------------- ------------------------ --------------------
           Net realized gains (losses)                22,494              (45,141)                 (45,391)             419,433
                                           -------------------- -------------------- ------------------------ --------------------
     Change in unrealized gains (losses)
        on investments                               (32,235)            (222,520)                (351,448)          (1,349,479)
                                           -------------------- -------------------- ------------------------ --------------------
     Net realized and change in unrealized
        gains (losses) on investments                 (9,741)            (267,661)                (396,839)            (930,046)
                                           -------------------- -------------------- ------------------------ --------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 30,638           $ (244,423)              $ (400,378)          $ (868,542)
                                           ==================== ==================== ======================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                      MIST             MIST PIMCO
MIST MFS RESEARCH           MORGAN STANLEY    INFLATION PROTECTED                             MIST PIONEER    MIST T. ROWE PRICE
    INTERNATIONAL           MID CAP GROWTH                   BOND   MIST PIONEER FUND     STRATEGIC INCOME       LARGE CAP VALUE
INVESTMENT OPTION    INVESTMENT OPTION (a)      INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
         $ 63,771                      $ 6              $ 330,685          $ 11,616             $ 76,240              $ 15,601
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
            6,862                       71                 33,180             1,653                3,227                 4,999
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
           56,909                      (65)               297,505             9,963               73,013                10,602
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
               --                       20                849,435                --               10,165                    --
             (528)                  (1,329)               538,919            60,665                2,033               (23,952)
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
             (528)                  (1,309)             1,388,354            60,665               12,198               (23,952)
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
         (397,532)                 (10,746)               271,865          (104,928)             (33,706)              (94,673)
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
         (398,060)                 (12,055)             1,660,219           (44,263)             (21,508)             (118,625)
-------------------- ------------------------ ------------------- -------------------- -------------------- ---------------------
       $ (341,151)               $ (12,120)           $ 1,957,724         $ (34,300)            $ 51,505            $ (108,023)
==================== ======================== =================== ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                               MSF BARCLAYS
                                           MIST T. ROWE PRICE    MIST THIRD AVENUE        CAPITAL AGGREGATE          MSF BLACKROCK
                                               MID CAP GROWTH      SMALL CAP VALUE               BOND INDEX      AGGRESSIVE GROWTH
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (a)      INVESTMENT OPTION
                                           --------------------- -------------------- ------------------------ --------------------
INVESTMENT INCOME:
     Dividends                                           $ --            $ 109,229                     $ --             $ 10,225
                                           --------------------- -------------------- ------------------------ --------------------
EXPENSES:
     Mortality and expense risk
        charges                                         7,726               21,415                       16               11,113
                                           --------------------- -------------------- ---------- ------------- --------------------
           Net investment income (loss)                (7,726)              87,814                      (16)                (888)
                                           --------------------- -------------------- ---------- ------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                      110,848                   --                       --                   --
     Realized gains (losses) on sale of
        investments                                   122,248              166,198                       --              204,861
                                           --------------------- -------------------- ---------- ------------- --------------------
           Net realized gains (losses)                233,096              166,198                       --              204,861
                                           --------------------- -------------------- ---------- ------------- --------------------
     Change in unrealized gains (losses)
        on investments                               (270,751)          (1,108,079)                     642             (340,208)
                                           --------------------- -------------------- ---------- ------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments                 (37,655)            (941,881)                     642             (135,347)
                                           --------------------- -------------------- ---------- ------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (45,381)          $ (854,067)                   $ 626           $ (136,235)
                                           ===================== ==================== ======================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                MSF BLACKROCK
    MSF BLACKROCK        MSF BLACKROCK     MSF BLACKROCK     LEGACY LARGE CAP        MSF BLACKROCK         MSF FI VALUE
      BOND INCOME          DIVERSIFIED   LARGE CAP VALUE               GROWTH         MONEY MARKET              LEADERS
INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
         $ 57,327             $ 18,445          $ 36,159              $ 3,465                 $ --             $ 59,948
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
            5,127                1,834             5,710                4,357              351,853               11,906
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
           52,200               16,611            30,449                 (892)            (351,853)              48,042
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
               --                   --                --                   --                   --                   --
          127,528                6,017           117,288              399,341                   --              (83,337)
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
          127,528                6,017           117,288              399,341                   --              (83,337)
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
          (75,078)               7,297           (83,139)            (547,900)                  --             (289,230)
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
           52,450               13,314            34,149             (148,559)                  --             (372,567)
-------------------- ----------------- -------------------- -------------------- -------------------- --------------------
        $ 104,650             $ 29,925          $ 64,598           $ (149,451)          $ (351,853)          $ (324,525)
==================== ================= ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      MSF METLIFE            MSF METLIFE
                                                MSF JENNISON         CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE
                                                      GROWTH           ALLOCATION    MODERATE ALLOCATION    MID CAP STOCK INDEX
                                           INVESTMENT OPTION    INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                           -------------------- -------------------- ---------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                       $ 4,839             $ 49,689               $ 29,549               $ 30,039
                                           -------------------- -------------------- ---------------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                        5,094                4,384                  3,317                  4,523
                                           -------------------- -------------------- ---------------------- ----------------------
           Net investment income (loss)                 (255)              45,305                 26,232                 25,516
                                           -------------------- -------------------- ---------------------- ----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --                     --                137,898
     Realized gains (losses) on sale of
        investments                                   37,022               52,759                 20,784                228,213
                                           -------------------- -------------------- ---------------------- ----------------------
           Net realized gains (losses)                37,022               52,759                 20,784                366,111
                                           -------------------- -------------------- ---------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                               466,408              (37,615)               (16,008)              (396,543)
                                           -------------------- -------------------- ---------------------- ----------------------
     Net realized and change in unrealized
        gains (losses) on investments                503,430               15,144                  4,776                (30,432)
                                           -------------------- -------------------- ---------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 503,175             $ 60,449               $ 31,008               $ (4,916)
                                           ==================== ==================== ====================== ======================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                 MSF METLIFE
        MSF METLIFE              MODERATE TO          MSF METLIFE              MSF MFS                           MSF OPPENHEIMER
MODERATE ALLOCATION    AGGRESSIVE ALLOCATION          STOCK INDEX         TOTAL RETURN        MSF MFS VALUE        GLOBAL EQUITY
  INVESTMENT OPTION        INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
           $ 89,300                 $ 34,881            $ 549,736            $ 591,118            $ 189,544              $ 8,496
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
             14,645                    5,461               57,289               50,232               18,070                  990
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
             74,655                   29,420              492,447              540,886              171,474                7,506
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
                 --                       --              202,303                   --                   --                   --
            422,519                   41,795            1,111,353              (25,332)             365,179               11,822
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
            422,519                   41,795            1,313,656              (25,332)             365,179               11,822
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
           (518,819)                (160,346)          (1,340,705)              13,627             (499,863)             (68,634)
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
            (96,300)                (118,551)             (27,049)             (11,705)            (134,684)             (56,812)
---------------------- ------------------------ -------------------- -------------------- -------------------- --------------------
          $ (21,645)               $ (89,131)           $ 465,398            $ 529,181             $ 36,790            $ (49,306)
====================== ======================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                           MSF WESTERN
                                            MSF RUSSELL 2000    MSF T. ROWE PRICE     ASSET MANAGEMENT            PIMCO VIT
                                                       INDEX     LARGE CAP GROWTH      U.S. GOVERNMENT         LOW DURATION
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                     $ 210,428                 $ --             $ 50,012            $ 639,691
                                           -------------------- -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                       41,111                2,218                2,101               86,832
                                           -------------------- -------------------- -------------------- --------------------
           Net investment income (loss)              169,317               (2,218)              47,911              552,859
                                           -------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --              114,780                   --
     Realized gains (losses) on sale of
        investments                                  564,261              114,408               43,758              232,552
                                           -------------------- -------------------- -------------------- --------------------
           Net realized gains (losses)               564,261              114,408              158,538              232,552
                                           -------------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                            (1,540,002)             (77,251)             (25,758)            (515,740)
                                           -------------------- -------------------- -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments               (975,741)              37,157              132,780             (283,188)
                                           -------------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (806,424)            $ 34,939            $ 180,691            $ 269,671
                                           ==================== ==================== ==================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

        PIMCO VIT          PIONEER VCT          PIONEER VCT            PUTNAM VT
     TOTAL RETURN     EMERGING MARKETS        MID CAP VALUE     MULTI-CAP GROWTH      ROYCE MICRO-CAP      ROYCE SMALL-CAP
INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
      $ 4,092,256                 $ --             $ 15,166                $ 547            $ 107,725             $ 35,280
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
          307,863                9,258                4,796                  350                9,287               17,860
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
        3,784,393               (9,258)              10,370                  197               98,438               17,420
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
        2,197,150                   --                   --                   --                   --                   --
        2,825,608              466,154              (62,077)              26,272              290,310              734,789
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
        5,022,758              466,154              (62,077)              26,272              290,310              734,789
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       (3,634,411)          (2,094,990)            (126,049)             (34,458)            (977,286)          (1,145,085)
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
        1,388,347           (1,628,836)            (188,126)              (8,186)            (686,976)            (410,296)
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
      $ 5,172,740         $ (1,638,094)          $ (177,756)            $ (7,989)          $ (588,538)          $ (392,876)
==================== ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                               VANGUARD VIF
                                                UIF EMERGING         VANGUARD VIF         VANGUARD VIF           SHORT-TERM
                                              MARKETS EQUITY    DIVERSIFIED VALUE         EQUITY INDEX     INVESTMENT-GRADE
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                      $ 15,744             $ 15,616             $ 22,418             $ 10,024
                                           -------------------- -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                       10,770                2,692                4,748                  967
                                           -------------------- -------------------- -------------------- --------------------
           Net investment income (loss)                4,974               12,924               17,670                9,057
                                           -------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --               44,262                2,845
     Realized gains (losses) on sale of
        investments                                1,799,824              (16,459)               7,036                   24
                                           -------------------- -------------------- -------------------- --------------------
           Net realized gains (losses)             1,799,824              (16,459)              51,298                2,869
                                           -------------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                            (2,420,160)              28,992              (50,059)              (6,713)
                                           -------------------- -------------------- -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments               (620,336)              12,533                1,239               (3,844)
                                           -------------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (615,362)            $ 25,457             $ 18,909              $ 5,213
                                           ==================== ==================== ==================== ====================

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                        ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                        INTERMEDIATE BOND    INTERNATIONAL VALUE    AMERICAN CENTURY VP ULTRA
                                        INVESTMENT OPTION      INVESTMENT OPTION            INVESTMENT OPTION
                                    ------------------------ ---------------------- ----------------------------
                                       2011          2010       2011        2010        2011             2010
                                    ---------- ------------- ---------- ----------- ----------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 126        $ (964)     $ 390       $ 191       $ (79)            $ 68
  Net realized gains (losses)            14       107,048         97          53          26              (38)
  Change in unrealized gains
     (losses) on investments             36       (26,029)    (2,433)        241         398            3,986
                                    ---------- ------------- ---------- ----------- ----------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  176        80,055     (1,946)        485         345            4,016
                                    ---------- ------------- ---------- ----------- ----------- ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 745       880,132      3,205       1,240       1,913               --
  Net transfers (including
     fixed account)                     123    (3,781,080)     1,246       3,222       9,381               --
  Policy charges                       (160)       (9,454)      (506)       (329)       (409)            (309)
  Transfers for policy benefits
     and terminations                    (5)         (113)        --        (188)         (3)              (4)
                                    ---------- ------------- ---------- ----------- ----------- ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              703    (2,910,515)     3,945       3,945      10,882             (313)
                                    ---------- ------------- ---------- ----------- ----------- ----------------
     Net increase (decrease)
       in net assets                    879    (2,830,460)     1,999       4,430      11,227            3,703
NET ASSETS:
  Beginning of period                 2,307     2,832,767      7,125       2,695      29,363           25,660
                                    ---------- ------------- ---------- ----------- ----------- ----------------
  End of period                     $ 3,186       $ 2,307    $ 9,124     $ 7,125    $ 40,590         $ 29,363
                                    ========== ============= ========== =========== =========== ================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                     AMERICAN FUNDS GLOBAL
 AMERICAN CENTURY VP VISTA    AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH     SMALL CAPITALIZATION
         INVESTMENT OPTION      INVESTMENT OPTION               INVESTMENT OPTION        INVESTMENT OPTION
----------------------------- ---------------------- ------------------------------- ------------------------
       2011           2010        2011       2010           2011             2010       2011          2010
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
   $ (6,578)      $ (4,858)      $ 303      $ 193       $ 63,541        $ 170,872       $ 14          $ 16
    155,531         68,125          23         51      1,412,712          514,557         46            37
   (573,606)       649,559         212         70     (1,847,824)         934,888       (292)          138
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
   (424,653)       712,826         538        314       (371,571)       1,620,317       (232)          191
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
         --             --       2,760      1,443        244,028          697,114        260            72
    758,773        483,346       1,125      2,898     (8,569,750)      (6,161,981)        --           112
    (18,258)       (11,354)       (522)      (373)      (124,478)        (237,491)      (134)          (95)
         --             (1)         (9)      (263)       (26,610)        (132,083)        (6)           (2)
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
    740,515        471,991       3,354      3,705     (8,476,810)      (5,834,441)       120            87
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
    315,862      1,184,817       3,892      4,019     (8,848,381)      (4,214,124)      (112)          278
  4,024,294      2,839,477       6,959      2,940     14,374,548       18,588,672      1,120           842
-------------- -------------- ----------- ---------- -------------- ---------------- ---------- -------------
$ 4,340,156    $ 4,024,294    $ 10,851    $ 6,959    $ 5,526,167     $ 14,374,548    $ 1,008       $ 1,120
============== ============== =========== ========== ============== ================ ========== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                  AMERICAN FUNDS        AMERICAN FUNDS
                                                  AMERICAN FUNDS                   GROWTH-INCOME      HIGH-INCOME BOND
                                        GROWTH INVESTMENT OPTION               INVESTMENT OPTION     INVESTMENT OPTION
                                    ------------------------------- ------------------------------- ---------------------
                                            2011            2010            2011            2010       2011    2010 (a)
                                    --------------- --------------- --------------- --------------- ---------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 303,414       $ 355,187       $ 250,115       $ 245,994      $ 420      $ 137
  Net realized gains (losses)            934,747        (346,022)        (39,226)     (1,746,254)      (134)         3
  Change in unrealized gains
     (losses) on investments          (5,510,835)     11,615,909        (527,315)      3,190,353       (320)        36
                                    --------------- --------------- --------------- --------------- ---------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations                (4,272,674)     11,625,074        (316,426)      1,690,093        (34)       176
                                    --------------- --------------- --------------- --------------- ---------- ----------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                1,077,064         707,432         951,935         285,463      2,234        256
  Net transfers (including
     fixed account)                   (3,928,949)     (6,050,702)     (2,182,605)     (5,896,563)    21,191      1,743
  Policy charges                        (961,920)       (873,869)       (321,889)       (357,918)      (231)       (70)
  Transfers for policy benefits
     and terminations                   (336,845)     (1,535,071)       (367,743)        (80,605)   (19,541)       (26)
                                    --------------- --------------- --------------- --------------- ---------- ----------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (4,150,650)     (7,752,210)     (1,920,302)     (6,049,623)     3,653      1,903
                                    --------------- --------------- --------------- --------------- ---------- ----------
     Net increase (decrease)
       in net assets                  (8,423,324)      3,872,864      (2,236,728)     (4,359,530)     3,619      2,079
NET ASSETS:
  Beginning of period                 75,200,296      71,327,432      20,136,279      24,495,809      2,079         --
                                    --------------- --------------- --------------- --------------- ---------- ----------
  End of period                     $ 66,776,972    $ 75,200,296    $ 17,899,551    $ 20,136,279    $ 5,698    $ 2,079
                                    =============== =============== =============== =============== ========== ==========

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                          AMERICAN FUNDS U.S.
AMERICAN FUNDS INTERNATIONAL      AMERICAN FUNDS NEW WORLD    GOVERNMENT/AAA-RATED SECURITIES    DELAWARE VIP SMALL CAP VALUE
           INVESTMENT OPTION             INVESTMENT OPTION                  INVESTMENT OPTION               INVESTMENT OPTION
------------------------------- ----------------------------- ---------------------------------- -------------------------------
        2011            2010           2011           2010         2011                  2010            2011            2010
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
   $ 371,041       $ 442,365       $ 95,564       $ 85,472      $ 9,762              $ 15,581        $ 41,932        $ 47,856
     580,249         546,898        440,284        248,765       15,109                15,510         187,627         (36,978)
  (4,511,826)        484,785     (1,492,639)       578,193        3,266                12,248        (419,234)      3,294,050
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
  (3,560,536)      1,474,048       (956,791)       912,430       28,137                43,339        (189,675)      3,304,928
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
       9,117              --            411             72       79,335                94,811         133,234          54,772
    (664,630)     (1,074,949)       (30,844)       466,394     (341,936)              389,790         899,061         789,001
    (201,466)       (190,350)       (27,251)       (20,818)      (8,934)              (16,543)       (190,704)       (157,196)
    (110,283)        (37,192)       (15,248)          (392)      (3,341)                 (596)        (97,326)       (720,436)
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
    (967,262)     (1,302,491)       (72,932)       445,256     (274,876)              467,462         744,265         (33,859)
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
  (4,527,798)        171,557     (1,029,723)     1,357,686     (246,739)              510,801         554,590       3,271,069
  25,599,431      25,427,874      6,574,546      5,216,860      957,120               446,319      13,624,676      10,353,607
--------------- --------------- -------------- -------------- ------------ --------------------- --------------- ---------------
$ 21,071,633    $ 25,599,431    $ 5,544,823    $ 6,574,546    $ 710,381             $ 957,120    $ 14,179,266    $ 13,624,676
=============== =============== ============== ============== ============ ===================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                   DREYFUS VIF OPPORTUNISTIC
                                    DREYFUS VIF APPRECIATION    DREYFUS VIF INTERNATIONAL VALUE                    SMALL CAP
                                           INVESTMENT OPTION                  INVESTMENT OPTION            INVESTMENT OPTION
                                    --------------------------- ---------------------------------- ----------------------------
                                           2011         2010      2011                  2010 (b)        2011            2010
                                    -------------- ------------ --------- ------------------------ ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 13,252     $ 13,987      $ 32                      $ 4      $ 1,947         $ 5,009
  Net realized gains (losses)            14,748      (41,055)       28                       (1)      (9,494)        (74,775)
  Change in unrealized gains
     (losses) on investments             36,095      125,396      (123)                      84     (141,948)        356,722
                                    -------------- ------------ --------- ------------------------ ------------ --- -----------
     Net increase (decrease)
       in net assets resulting
       from operations                   64,095       98,328       (63)                      87     (149,495)        286,956
                                    -------------- ------------ --------- ------------------------ ------------ --- -----------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   4,347        7,572       915                       98        6,838           1,135
  Net transfers (including
     fixed account)                     325,986      (84,504)   (1,187)                     735     (196,166)         73,074
  Policy charges                        (17,994)     (14,010)      (44)                     (28)     (17,433)        (16,250)
  Transfers for policy benefits
     and terminations                        --     (184,798)       --                       (9)      (2,124)        (33,092)
                                    -------------- ------------ --------- ------------------------ ------------ --- -----------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              312,339     (275,740)     (316)                     796     (208,885)         24,867
                                    -------------- ------------ --------- ------------------------ ------------ --- -----------
     Net increase (decrease)
       in net assets                    376,434     (177,412)     (379)                     883     (358,380)        311,823
NET ASSETS:
  Beginning of period                   752,576      929,988       883                       --    1,307,635         995,812
                                    -------------- ------------ --------- ------------------------ ------------ --- -----------
  End of period                     $ 1,129,010    $ 752,576     $ 504                    $ 883    $ 949,255     $ 1,307,635
                                    ============== ============ ========= ======================== ============ ===============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                             FIDELITY VIP       FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
    FIDELITY VIP CONTRAFUND  FIDELITY VIP EQUITY-INCOME      FREEDOM 2010       FREEDOM 2015       FREEDOM 2020       FREEDOM 2025
          INVESTMENT OPTION           INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
--------------------------- --------------------------- ------------------ ------------------ ------------------ ------------------
        2011          2010          2011          2010               2011               2011               2011            2011 (c)
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
   $ 181,974     $ 252,224     $ 273,347     $ 163,944               $ 45            $ 1,603           $ 23,425            $ 3,521
     973,861      (426,486)      378,764       350,875            (12,466)            (1,426)            (1,663)              (592)
  (1,998,077)    4,779,958      (567,464)      971,915               (496)            (3,656)           (59,030)            (9,105)
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
    (842,242)    4,605,696        84,647     1,486,734            (12,917)            (3,479)           (37,268)            (6,176)
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
     949,465       933,489         2,870           249              1,281                 --                 --                 --
  (4,500,486)   (8,184,950)      593,902      (768,777)            22,182             84,283          1,163,037            183,724
    (385,483)     (399,909)     (109,370)      (94,769)            (1,075)              (687)            (7,916)            (1,230)
    (137,529)     (386,787)      (56,846)      (24,860)                --                (12)              (156)               (23)
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
  (4,074,033)   (8,038,157)      430,556      (888,157)            22,388             83,584          1,154,965            182,471
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
  (4,916,275)   (3,432,461)      515,203       598,577              9,471             80,105          1,117,697            176,295
  31,066,090    34,498,551    11,168,654    10,570,077                 --                 --                 --                 --
------------- ------------- ------------- ------------- ------------------ ------------------ ------------------ ------------------
$ 26,149,815  $ 31,066,090  $ 11,683,857  $ 11,168,654            $ 9,471           $ 80,105        $ 1,117,697          $ 176,295
============= ============= ============= ============= ================== ================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    FIDELITY VIP FREEDOM 2030    FIDELITY VIP HIGH INCOME          FIDELITY VIP INDEX 500
                                            INVESTMENT OPTION           INVESTMENT OPTION               INVESTMENT OPTION
                                    ---------------------------- --------------------------- -------------------------------
                                         2011            2010       2011             2010            2011            2010
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 5,293            $ 20      $ 304            $ 229       $ 534,639       $ 446,479
  Net realized gains (losses)          (1,915)            226         14               36       1,180,630       1,149,742
  Change in unrealized gains
     (losses) on investments          (11,643)            (67)      (184)              56      (1,098,733)      1,819,899
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (8,265)            179        134              321         616,536       3,416,120
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   183              90      1,018              610          73,673          88,589
  Net transfers (including
     fixed account)                   266,176          (1,137)       454            1,180       1,456,444        (792,187)
  Policy charges                       (1,777)            (40)      (226)            (160)       (126,046)        (94,311)
  Transfers for policy benefits
     and terminations                     (84)             (2)        (6)            (110)             (7)           (206)
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            264,498          (1,089)     1,240            1,520       1,404,064        (798,115)
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
     Net increase (decrease)
       in net assets                  256,233            (910)     1,374            1,841       2,020,600       2,618,005
NET ASSETS:
  Beginning of period                   1,099           2,009      3,127            1,286      26,772,663      24,154,658
                                    ------------ --------------- ---------- ---------------- --------------- ---------------
  End of period                     $ 257,332         $ 1,099    $ 4,501          $ 3,127    $ 28,793,263    $ 26,772,663
                                    ============ =============== ========== ================ =============== ===============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                FIDELITY VIP                                                                   FTVIPT FRANKLIN SMALL-MID
       INVESTMENT GRADE BOND            FIDELITY VIP MID CAP         FIDELITY VIP OVERSEAS         CAP GROWTH SECURITIES
           INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
------------------------------- ------------------------------- ----------------------------- -----------------------------
       2011             2010            2011            2010           2011           2010           2011           2010
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
   $ 43,384         $ 32,465       $ (43,817)      $ (17,471)      $ 39,637       $ 49,213       $ (9,664)      $ (8,878)
     35,772           32,609         608,895        (559,240)      (433,165)      (187,932)       426,708        (22,892)
      9,051            7,840      (3,457,030)      6,774,074       (715,068)       770,569       (616,090)     1,214,060
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
     88,207           72,914      (2,891,952)      6,197,363     (1,108,596)       631,850       (199,046)     1,182,290
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
    234,641               36       1,034,778         462,645         88,697            191         23,905        131,799
    131,605          951,240      (1,418,164)     (2,799,769)      (737,264)      (508,325)      (502,758)      (167,678)
     (9,722)          (8,606)       (474,943)       (427,113)      (124,448)      (118,015)       (99,236)       (77,152)
         (6)              (3)       (619,097)       (716,137)       (20,409)       (34,422)      (660,399)      (140,029)
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
    356,518          942,667      (1,477,426)     (3,480,374)      (793,424)      (660,571)    (1,238,488)      (253,060)
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
    444,725        1,015,581      (4,369,378)      2,716,989     (1,902,020)       (28,721)    (1,437,534)       929,230
  1,015,867              286      27,430,792      24,713,803      5,650,769      5,679,490      5,765,871      4,836,641
-------------- ---------------- --------------- --------------- -------------- -------------- -------------- --------------
$ 1,460,592      $ 1,015,867    $ 23,061,414    $ 27,430,792    $ 3,748,749    $ 5,650,769    $ 4,328,337    $ 5,765,871
============== ================ =============== =============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                  FTVIPT MUTUAL                 FTVIPT TEMPLETON                FTVIPT TEMPLETON
                                    GLOBAL DISCOVERY SECURITIES    DEVELOPING MARKETS SECURITIES              FOREIGN SECURITIES
                                              INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                    ------------------------------ -------------------------------- -------------------------------
                                       2011             2010 (b)          2011              2010            2011            2010
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 122                $ (3)      $ 60,025         $ 149,402       $ 311,523       $ 311,304
  Net realized gains (losses)           156                   5        870,824           216,221         424,582         (74,563)
  Change in unrealized gains
     (losses) on investments           (468)                320     (2,142,966)        1,316,461      (2,978,616)      1,211,944
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (190)                322     (1,212,117)        1,682,084      (2,242,511)      1,448,685
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  --                  --        288,866            77,028         791,458         389,495
  Net transfers (including
     fixed account)                     308               5,681     (3,339,141)       (1,481,274)        (48,779)       (199,770)
  Policy charges                       (155)                (23)      (143,889)         (152,446)       (225,287)       (219,535)
  Transfers for policy benefits
     and terminations                    (2)                 --             --           (29,411)        (23,859)       (394,963)
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions              151               5,658     (3,194,164)       (1,586,103)        493,533        (424,773)
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
     Net increase (decrease)
       in net assets                    (39)              5,980     (4,406,281)           95,981      (1,748,978)      1,023,912
NET ASSETS:
  Beginning of period                 5,980                  --     10,522,048        10,426,067      19,835,410      18,811,498
                                    ---------- ------------------- -------------- ----------------- --------------- ---------------
  End of period                     $ 5,941             $ 5,980    $ 6,115,767      $ 10,522,048    $ 18,086,432    $ 19,835,410
                                    ========== =================== ============== ================= =============== ===============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

           FTVIPT TEMPLETON
     GLOBAL BOND SECURITIES INVESCO V.I. GLOBAL REAL ESTATE  INVESCO V.I. INTERNATIONAL GROWTH     JANUS ASPEN ENTERPRISE
          INVESTMENT OPTION               INVESTMENT OPTION                  INVESTMENT OPTION          INVESTMENT OPTION
--------------------------- -------------------------------- ---------------------------------- -------------------------
        2011          2010         2011                2010          2011                 2010         2011         2010
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
   $ 598,097     $ 139,316    $ 199,826           $ 183,597     $ 210,210            $ 408,192     $ (6,606)    $ (4,871)
     237,317        91,336      145,410             152,668       558,280             (646,041)     253,468      138,337
    (947,791)    1,045,566     (681,807)            259,981    (1,556,310)           2,346,513     (395,293)     614,804
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
    (112,377)    1,276,218     (336,571)            596,246      (787,820)           2,108,664     (148,431)     748,270
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
     512,114        72,831        3,397                 331       219,172              138,922           --           --
    (592,444)    1,679,718      976,473             752,038    (8,461,875)          (4,645,166)     468,508      561,194
    (119,431)     (108,092)     (23,898)            (13,903)     (139,297)            (182,448)     (18,325)     (11,348)
     (39,913)      (28,045)     (11,702)                (52)      (30,694)            (151,986)          --           (4)
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
    (239,674)    1,616,412      944,270             738,414    (8,412,694)          (4,840,678)     450,183      549,842
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
    (352,051)    2,892,630      607,699           1,334,660    (9,200,514)          (2,732,014)     301,752    1,298,112
  10,962,154     8,069,524    4,706,232           3,371,572    21,646,040           24,378,054    4,118,176    2,820,064
------------- ------------- -------------- ----------------- --------------- ------------------ ------------ ------------
$ 10,610,103  $ 10,962,154  $ 5,313,931         $ 4,706,232  $ 12,445,526         $ 21,646,040  $ 4,419,928  $ 4,118,176
============= ============= ============== ================= =============== ================== ============ ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    JANUS ASPEN GLOBAL TECHNOLOGY        JANUS ASPEN OVERSEAS JANUS ASPEN PERKINS MID CAP VALUE
                                                INVESTMENT OPTION           INVESTMENT OPTION                 INVESTMENT OPTION
                                    ------------------------------ -------------------------- ----------------------------------
                                           2011              2010         2011          2010          2011                 2010
                                    -------------- --------------- ------------ ------------- --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (8,252)         $ (6,474)    $ 24,301      $ 29,052      $ 44,741             $ 39,156
  Net realized gains (losses)           440,255            91,010      505,681       315,573       727,561              350,426
  Change in unrealized gains
     (losses) on investments           (826,126)          973,496   (4,374,530)    1,112,133    (1,084,032)           1,036,254
                                    -------------- --------------- ------------ ------------- --------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (394,123)        1,058,032   (3,844,548)    1,456,758      (311,730)           1,425,836
                                    -------------- --------------- ------------ ------------- --------------- ------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 216,923           297,206      351,996            72        13,449                   --
  Net transfers (including
     fixed account)                  (1,007,823)        2,629,172    1,392,036     4,561,066    (1,629,200)          (1,330,401)
  Policy charges                        (49,902)          (40,280)     (98,200)      (47,753)      (64,226)             (61,223)
  Transfers for policy benefits
     and terminations                        --           (17,791)    (738,533)           --            --              (26,250)
                                    -------------- --------------- ------------ ------------- --------------- ------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             (840,802)        2,868,307      907,299     4,513,385    (1,679,977)          (1,417,874)
                                    -------------- --------------- ------------ ------------- --------------- ------------------
     Net increase (decrease)
       in net assets                 (1,234,925)        3,926,339   (2,937,249)    5,970,143    (1,991,707)               7,962
NET ASSETS:
  Beginning of period                 5,467,249         1,540,910   10,664,969     4,694,826    12,037,884           12,029,922
                                    -------------- --------------- ------------ ------------- --------------- ------------------
  End of period                     $ 4,232,324       $ 5,467,249  $ 7,727,720  $ 10,664,969  $ 10,046,177         $ 12,037,884
                                    ============== =============== ============ ============= =============== ==================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                    LMPVET CLEARBRIDGE       LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
   JANUS ASPEN WORLDWIDE    VARIABLE AGGRESSIVE GROWTH    VARIABLE APPRECIATION    VARIABLE EQUITY INCOME BUILDER
       INVESTMENT OPTION             INVESTMENT OPTION        INVESTMENT OPTION                 INVESTMENT OPTION
--------------------------- ----------------------------- ------------------------ ---------------------------------
     2011           2010           2011           2010        2011         2010           2011               2010
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
  $ 1,568        $ 2,551         $ (295)        $ (492)      $ 247        $ 200       $ 31,632           $ 34,306
   60,075          6,567        102,265         15,929         (42)         (68)       (16,438)           (16,409)
 (142,288)       123,851        (63,011)       283,264         236        1,594         58,949             87,610
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
  (80,645)       132,969         38,959        298,701         441        1,726         74,143            105,507
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
   15,876        101,537        104,057        177,184         113           --             52                219
  (28,047)       (80,458)      (186,736)       225,076       1,971          111         24,220             14,981
  (10,977)       (14,008)       (35,444)       (24,964)       (280)        (228)       (10,054)           (10,406)
 (387,267)       (22,110)            --             --          (5)          (2)        (3,808)               (16)
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
 (410,415)       (15,039)      (118,123)       377,296       1,799         (119)        10,410              4,778
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
 (491,060)       117,930        (79,164)       675,997       2,240        1,607         84,553            110,285
1,028,025        910,095      1,722,228      1,046,231      15,691       14,084        973,126            862,841
------------ -------------- -------------- -------------- ----------- ------------ -------------- ------------------
$ 536,965    $ 1,028,025    $ 1,643,064    $ 1,722,228    $ 17,931     $ 15,691    $ 1,057,679          $ 973,126
============ ============== ============== ============== =========== ============ ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                    LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
                                    VARIABLE FUNDAMENTAL ALL CAP VALUE    VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE
                                                     INVESTMENT OPTION            INVESTMENT OPTION             INVESTMENT OPTION
                                    ------------------------------------ ---------------------------- -----------------------------
                                           2011                  2010         2011            2010           2011           2010
                                    -------------- --------------------- ------------ --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 25,912              $ 46,077      $ 1,487          $ (533)      $ 45,524      $ 111,834
  Net realized gains (losses)           148,549               (12,624)      27,812          17,635        261,594         (3,853)
  Change in unrealized gains
     (losses) on investments           (308,754)              434,569      (31,176)         36,801       (101,642)       267,969
                                    -------------- --------------------- ------------ --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (134,293)              468,022       (1,877)         53,903        205,476        375,950
                                    -------------- --------------------- ------------ --------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  13,889                 3,146          846           2,318        116,004        257,657
  Net transfers (including
     fixed account)                    (978,310)             (276,599)     (10,248)       (147,062)    (1,945,965)       434,610
  Policy charges                        (43,538)              (47,756)      (6,713)         (8,081)       (54,453)       (54,885)
  Transfers for policy benefits
     and terminations                       (85)              (40,346)          (9)       (129,181)      (582,929)      (144,194)
                                    -------------- --------------------- ------------ --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions           (1,008,044)             (361,555)     (16,124)       (282,006)    (2,467,343)       493,188
                                    -------------- --------------------- ------------ --------------- -------------- --------------
     Net increase (decrease)
       in net assets                 (1,142,337)              106,467      (18,001)       (228,103)    (2,261,867)       869,138
NET ASSETS:
  Beginning of period                 3,308,244             3,201,777      588,978         817,081      4,337,297      3,468,159
                                    -------------- --------------------- ------------ --------------- -------------- --------------
  End of period                     $ 2,165,907           $ 3,308,244    $ 570,977       $ 588,978    $ 2,075,430    $ 4,337,297
                                    ============== ===================== ============ =============== ============== ==============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

LMPVET GLOBAL CURRENTS
VARIABLE INTERNATIONAL                    LMPVET INVESTMENT               LMPVIT WESTERN ASSET          LMPVIT WESTERN ASSET
   ALL CAP OPPORTUNITY    COUNSEL VARIABLE SOCIAL AWARENESS    VARIABLE GLOBAL HIGH YIELD BOND       VARIABLE STRATEGIC BOND
     INVESTMENT OPTION                    INVESTMENT OPTION                  INVESTMENT OPTION             INVESTMENT OPTION
------------------------- ------------------------------------ ---------------------------------- -----------------------------
     2011         2010         2011                    2010           2011                2010           2011           2010
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
 $ 48,520      $ 7,818      $ 3,390                 $ 5,563      $ 505,421           $ 486,405       $ 41,076       $ 32,038
  (83,722)     (45,258)      22,493                   1,863        (93,429)             (5,195)         6,681             25
  (30,654)      55,269      (27,742)                 51,036       (359,334)            282,539         27,196        123,113
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
  (65,856)      17,829       (1,859)                 58,462         52,658             763,749         74,953        155,176
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
       --           --        2,499                     270             73                  36             --             --
  (10,169)         (88)    (119,817)                (23,839)       438,833                  --        (23,941)      (325,248)
   (8,396)      (6,375)     (10,060)                 (8,622)       (63,802)            (50,879)       (14,111)       (16,147)
       (9)          (9)      (1,770)                     --        (29,938)            (14,042)           (11)            (5)
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
  (18,574)      (6,472)    (129,148)                (32,191)       345,166             (64,885)       (38,063)      (341,400)
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
  (84,430)      11,357     (131,007)                 26,271        397,824             698,864         36,890       (186,224)
  580,456      569,099      512,291                 486,020      5,944,890           5,246,026      1,249,766      1,435,990
------------ ------------ ------------ ----------------------- -------------- ------------------- -------------- --------------
$ 496,026    $ 580,456    $ 381,284               $ 512,291    $ 6,342,714         $ 5,944,890    $ 1,286,656    $ 1,249,766
============ ============ ============ ======================= ============== =================== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    MFS VIT NEW DISCOVERY       MIST BLACKROCK HIGH YIELD    MIST BLACKROCK LARGE CAP CORE
                                        INVESTMENT OPTION               INVESTMENT OPTION                INVESTMENT OPTION
                                    ------------------------ ------------------------------- --------------------------------
                                        2011      2010 (b)           2011            2010            2011             2010
                                    ----------- ------------ --------------- --------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (44)        $ (8)    $ 1,534,187     $ 1,457,640        $ 78,875         $ 92,729
  Net realized gains (losses)          1,670           34         908,658         335,219         (23,289)         (44,771)
  Change in unrealized gains
     (losses) on investments          (4,417)       2,910      (1,758,772)      1,512,127        (247,334)       1,051,182
                                    ----------- ------------ --------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                (2,791)       2,936         684,073       3,304,986        (191,748)       1,099,140
                                    ----------- ------------ --------------- --------------- --------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                   63           --         316,611         493,696              --               --
  Net transfers (including
     fixed account)                    1,097       18,678        (216,557)      3,474,359       1,753,634         (987,187)
  Policy charges                        (592)         (74)       (178,095)       (166,628)        (99,944)         (83,785)
  Transfers for policy benefits
     and terminations                     --         (405)     (2,854,693)       (134,388)        (48,138)         (21,113)
                                    ----------- ------------ --------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions               568       18,199      (2,932,734)      3,667,039       1,605,552       (1,092,085)
                                    ----------- ------------ --------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets                  (2,223)      21,135      (2,248,661)      6,972,025       1,413,804            7,055
NET ASSETS:
  Beginning of period                 21,135           --      25,706,919      18,734,894       9,555,864        9,548,809
                                    ----------- ------------ --------------- --------------- --------------- ----------------
  End of period                     $ 18,912     $ 21,135    $ 23,458,258    $ 25,706,919    $ 10,969,668      $ 9,555,864
                                    =========== ============ =============== =============== =============== ================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                          MIST HARRIS OAKMARK
MIST CLARION GLOBAL REAL ESTATE                 INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH                MIST JANUS FORTY
              INVESTMENT OPTION             INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
---------------------------------- ----------------------------- -------------------------------- -------------------------------
        2011               2010           2011           2010         2011                2010            2011            2010
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
   $ 604,725        $ 1,079,484       $ (9,696)     $ 142,436       $ (617)             $ (328)      $ 334,392       $ 298,000
    (625,372)          (940,060)       832,390        157,086        8,603                  60       1,016,411         702,103
    (861,914)         1,874,704     (1,619,815)       876,133      (16,865)             37,946      (2,936,441)        821,605
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
    (882,561)         2,014,128       (797,121)     1,175,655       (8,879)             37,678      (1,585,638)      1,821,708
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
     288,699            212,905         10,720        212,167           --                  --         170,097         446,076
   1,312,112            274,271       (601,331)       (20,757)     429,489               7,581       1,865,953       1,106,662
    (145,982)          (127,105)       (52,708)       (70,219)      (2,745)             (1,523)       (206,858)       (180,599)
    (727,253)           (20,922)    (1,718,673)       (47,649)          --             (11,116)     (2,562,130)       (106,947)
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
     727,576            339,149     (2,361,992)        73,542      426,744              (5,058)       (732,938)      1,265,192
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
    (154,985)         2,353,277     (3,159,113)     1,249,197      417,865              32,620      (2,318,576)      3,086,900
  14,763,665         12,410,388      8,667,146      7,417,949      182,234             149,614      22,164,389      19,077,489
--------------- ------------------ -------------- -------------- ------------ ------------------- --------------- ---------------
$ 14,608,680       $ 14,763,665    $ 5,508,033    $ 8,667,146    $ 600,099           $ 182,234    $ 19,845,813    $ 22,164,389
=============== ================== ============== ============== ============ =================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                          MIST LOOMIS SAYLES
                                           MIST LAZARD MID CAP                GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE
                                             INVESTMENT OPTION             INVESTMENT OPTION                  INVESTMENT OPTION
                                    ----------------------------- ----------------------------- ----------------------------------
                                           2011           2010           2011           2010         2011                  2010
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 13,405       $ 13,879      $ 107,884      $ 121,409     $ 40,379              $ 45,685
  Net realized gains (losses)            93,854         10,683        (22,083)       (10,406)      22,494                14,540
  Change in unrealized gains
     (losses) on investments           (193,747)       313,181       (152,980)       719,036      (32,235)               29,236
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (86,488)       337,743        (67,179)       830,039       30,638                89,461
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                     801         33,038          3,538          3,759        1,314                 1,472
  Net transfers (including
     fixed account)                    (310,742)      (234,358)      (646,515)        55,175     (157,634)              (19,977)
  Policy charges                        (30,009)       (25,574)       (42,255)       (37,166)      (9,981)              (11,022)
  Transfers for policy benefits
     and terminations                        --             --        (20,183)        (9,644)          (8)              (19,485)
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             (339,950)      (226,894)      (705,415)        12,124     (166,309)              (49,012)
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
     Net increase (decrease)
       in net assets                   (426,438)       110,849       (772,594)       842,163     (135,671)               40,449
NET ASSETS:
  Beginning of period                 1,722,771      1,611,922      4,601,659      3,759,496      753,286               712,837
                                    -------------- -------------- -------------- -------------- ------------ ---------------------
  End of period                     $ 1,296,333    $ 1,722,771    $ 3,829,065    $ 4,601,659    $ 617,615             $ 753,286
                                    ============== ============== ============== ============== ============ =====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                    MIST METLIFE                                                                            MIST
                                      AGGRESSIVE                     MIST MFS                                     MORGAN STANLEY
MIST LORD ABBETT MID CAP VALUE          STRATEGY      EMERGING MARKETS EQUITY MIST MFS RESEARCH INTERNATIONAL     MID CAP GROWTH
             INVESTMENT OPTION INVESTMENT OPTION            INVESTMENT OPTION               INVESTMENT OPTION  INVESTMENT OPTION
------------------------------ ------------------ --------------------------- -------------------------------- ------------------
       2011              2010            2011 (d)        2011           2010         2011                2010            2011 (c)
------------- ---------------- ------------------ ------------     ---------- -------------- ----------------- ------------------
   $ 23,238          $ 24,100           $ (3,539)    $ 61,504       $ 50,182     $ 56,909            $ 47,385              $ (65)
    (45,141)         (304,639)           (45,391)     419,433        131,449         (528)           (139,035)            (1,309)
   (222,520)        1,713,817           (351,448)  (1,349,479)       923,124     (397,532)            442,828            (10,746)
------------- ---------------- ------------------ ------------ --- ---------- -------------- ----------------- ------------------
   (244,423)        1,433,278           (400,378)    (868,542)     1,104,755     (341,151)            351,178            (12,120)
------------- ---------------- ------------------ ------------ --- ---------- -------------- ----------------- ------------------
     95,700            51,489             86,384      389,837        455,300       11,140               8,937              2,744
   (350,794)           38,599          2,757,684     (348,996)      (259,860)    (539,062)            339,339             86,717
   (119,621)          (98,722)           (17,284)     (80,453)       (88,864)    (110,365)           (120,744)              (947)
       (357)          (74,186)            (2,252)  (1,572,531)       (59,166)     (34,289)           (111,191)           (13,073)
------------- ---------------- ------------------ ------------ --- ---------- -------------- ----------------- ------------------
   (375,072)          (82,820)         2,824,532   (1,612,143)        47,410     (672,576)            116,341             75,441
------------- ---------------- ------------------ ------------ --- ---------- -------------- ----------------- ------------------
   (619,495)        1,350,458          2,424,154   (2,480,685)     1,152,165   (1,013,727)            467,519             63,321
  7,087,154         5,736,696                 --    6,190,495      5,038,330    3,944,359           3,476,840                 --
------------- ---------------- ------------------ ------------ --- ---------- -------------- ----------------- ------------------
$ 6,467,659       $ 7,087,154        $ 2,424,154  $ 3,709,810    $ 6,190,495  $ 2,930,632         $ 3,944,359           $ 63,321
============= ================ ================== ============ === ========== ============== ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                              MIST PIMCO INFLATION
                                                    PROTECTED BOND         MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME
                                                 INVESTMENT OPTION         INVESTMENT OPTION                INVESTMENT OPTION
                                    --------------------------------- ------------------------- --------------------------------
                                            2011              2010         2011         2010           2011              2010
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 297,505         $ 342,300      $ 9,963     $ 13,998       $ 73,013          $ 76,008
  Net realized gains (losses)          1,388,354           980,666       60,665       63,349         12,198            (3,866)
  Change in unrealized gains
     (losses) on investments             271,865          (196,257)    (104,928)      14,651        (33,706)           47,610
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 1,957,724         1,126,709      (34,300)      91,998         51,505           119,752
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  928,785           507,320           --           --        293,319            14,477
  Net transfers (including
     fixed account)                    1,625,499        (2,903,331)    (173,535)     (14,265)       (49,380)        1,237,908
  Policy charges                        (194,382)         (145,256)     (17,381)     (17,711)       (11,999)           (9,864)
  Transfers for policy benefits
     and terminations                    (11,458)         (446,541)          (2)          --             (8)               (5)
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             2,348,444        (2,987,808)    (190,918)     (31,976)       231,932         1,242,516
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
     Net increase (decrease)
       in net assets                   4,306,168        (1,861,099)    (225,218)      60,022        283,437         1,362,268
NET ASSETS:
  Beginning of period                 15,365,358        17,226,457      783,816      723,794      1,363,634             1,366
                                    --------------- ----------------- ------------ ------------ -------------- -----------------
  End of period                     $ 19,671,526      $ 15,365,358    $ 558,598    $ 783,816    $ 1,647,071       $ 1,363,634
                                    =============== ================= ============ ============ ============== =================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                               MSF BARCLAYS
        MIST T. ROWE PRICE            MIST T. ROWE PRICE             MIST THIRD AVENUE    CAPITAL AGGREGATE
           LARGE CAP VALUE                MID CAP GROWTH               SMALL CAP VALUE           BOND INDEX
         INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION    INVESTMENT OPTION
----------------------------- ----------------------------- ----------------------------- --------------------
       2011           2010           2011           2010           2011           2010              2011 (c)
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
   $ 10,602       $ 18,525       $ (7,726)      $ (3,689)      $ 87,814       $ 81,865                $ (16)
    (23,952)       (59,686)       233,096         71,349        166,198        (48,860)                  --
    (94,673)       401,530       (270,751)       569,608     (1,108,079)     1,623,110                  642
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
   (108,023)       360,369        (45,381)       637,268       (854,067)     1,656,115                  626
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
      1,658            325        381,172        293,209        626,461        327,234                   --
     60,375          7,391       (882,504)     1,431,069       (667,058)    (1,209,060)             161,039
    (31,848)       (27,599)       (36,375)       (22,475)      (113,420)      (112,931)                  --
         (6)       (30,171)       (16,083)           (13)       (31,060)       (44,613)                  --
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
     30,179        (50,054)      (553,790)     1,701,790       (185,077)    (1,039,370)             161,039
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
    (77,844)       310,315       (599,171)     2,339,058     (1,039,144)       616,745              161,665
  2,518,718      2,208,403      3,949,437      1,610,379      9,656,765      9,040,020                   --
-------------- -------------- -------------- -------------- -------------- -------------- --------------------
$ 2,440,874    $ 2,518,718    $ 3,350,266    $ 3,949,437    $ 8,617,621    $ 9,656,765            $ 161,665
============== ============== ============== ============== ============== ============== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    MSF BLACKROCK AGGRESSIVE GROWTH     MSF BLACKROCK BOND INCOME    MSF BLACKROCK DIVERSIFIED
                                                  INVESTMENT OPTION             INVESTMENT OPTION            INVESTMENT OPTION
                                    ---------------------------------- ----------------------------- ----------------------------
                                           2011                2010           2011           2010         2011            2010
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (888)          $ (11,972)      $ 52,200      $ 147,591     $ 16,611        $ 11,933
  Net realized gains (losses)           204,861              52,388        127,528         20,608        6,017          (3,065)
  Change in unrealized gains
     (losses) on investments           (340,208)            729,016        (75,078)       138,779        7,297          63,524
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (136,235)            769,432        104,650        306,978       29,925          72,392
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 313,699             184,844          5,359        276,048           --              --
  Net transfers (including
     fixed account)                     108,743             206,833       (328,372)       513,433      (60,391)         68,910
  Policy charges                        (85,801)            (92,209)       (29,931)       (53,179)     (11,102)         (9,896)
  Transfers for policy benefits
     and terminations                (1,061,002)            (65,178)    (3,322,208)      (133,525)          --         (16,161)
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             (724,361)            234,290     (3,675,152)       602,777      (71,493)         42,853
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
     Net increase (decrease)
       in net assets                   (860,596)          1,003,722     (3,570,502)       909,755      (41,568)        115,245
NET ASSETS:
  Beginning of period                 5,641,801           4,638,079      5,166,626      4,256,871      785,127         669,882
                                    -------------- ------------------- -------------- -------------- ------------ ---------------
  End of period                     $ 4,781,205         $ 5,641,801    $ 1,596,124    $ 5,166,626    $ 743,559       $ 785,127
                                    ============== =================== ============== ============== ============ ===============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

             MSF BLACKROCK                 MSF BLACKROCK
           LARGE CAP VALUE       LEGACY LARGE CAP GROWTH        MSF BLACKROCK MONEY MARKET          MSF FI VALUE LEADERS
         INVESTMENT OPTION             INVESTMENT OPTION                 INVESTMENT OPTION             INVESTMENT OPTION
----------------------------- ----------------------------- --------------------------------- -----------------------------
       2011           2010           2011           2010             2011             2010           2011           2010
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
   $ 30,449       $ 21,190         $ (892)         $ (71)      $ (351,853)      $ (315,928)      $ 48,042       $ 76,358
    117,288         27,889        399,341        120,827               --               --        (83,337)      (313,328)
    (83,139)       214,577       (547,900)       330,100               --               --       (289,230)     1,009,846
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
     64,598        263,656       (149,451)       450,856         (351,853)        (315,928)      (324,525)       772,876
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
      1,818            195          1,342        164,494          792,061        1,203,582        313,056        220,855
    170,040        595,004       (184,422)       (43,329)      37,029,144         (170,643)      (906,302)      (319,779)
    (15,924)       (10,984)       (22,348)       (28,993)      (3,187,656)      (2,746,648)       (91,732)      (101,747)
         --            (18)    (1,014,594)       (39,504)     (14,028,906)      (2,856,481)      (539,191)      (105,389)
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
    155,934        584,197     (1,220,022)        52,668       20,604,643       (4,570,190)    (1,224,169)      (306,060)
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
    220,532        847,853     (1,369,473)       503,524       20,252,790       (4,886,118)    (1,548,694)       466,816
  3,692,296      2,844,443      2,884,840      2,381,316      149,581,427      154,467,545      6,375,101      5,908,285
-------------- -------------- -------------- -------------- ---------------- ---------------- -------------- --------------
$ 3,912,828    $ 3,692,296    $ 1,515,367    $ 2,884,840    $ 169,834,217    $ 149,581,427    $ 4,826,407    $ 6,375,101
============== ============== ============== ============== ================ ================ ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                MSF METLIFE                         MSF METLIFE
                                           MSF JENNISON GROWTH      CONSERVATIVE ALLOCATION CONSERVATIVE TO MODERATE ALLOCATION
                                             INVESTMENT OPTION            INVESTMENT OPTION                   INVESTMENT OPTION
                                    ----------------------------- ------------------------- -----------------------------------
                                           2011        2010 (a)          2011         2010         2011                   2010
                                    -------------- -------------- ------------ ------------ -------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (255)       $ 6,626       $ 45,305     $ 51,557     $ 26,232               $ 19,992
  Net realized gains (losses)            37,022         (8,961)        52,759       30,433       20,784                  2,308
  Change in unrealized gains
     (losses) on investments            466,408        133,033        (37,615)      53,553      (16,008)                47,459
                                    -------------- -------------- ------------ ------------ -------------- --------------------
     Net increase (decrease)
       in net assets resulting
       from operations                  503,175        130,698         60,449      135,543       31,008                 69,759
                                    -------------- -------------- ------------ ------------ -------------- --------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 293,547             --        221,564      196,664       42,369                 14,784
  Net transfers (including
     fixed account)                   4,502,423      1,320,752        (14,178)     536,787    1,040,832                105,026
  Policy charges                        (23,064)        (9,440)       (24,084)     (21,624)     (17,035)                (8,351)
  Transfers for policy benefits
     and terminations                        (3)            (3)        (7,167)      (1,861)      (5,129)                  (848)
                                    -------------- -------------- ------------ ------------ -------------- --------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            4,772,903      1,311,309        176,135      709,966    1,061,037                110,611
                                    -------------- -------------- ------------ ------------ -------------- --------------------
     Net increase (decrease)
       in net assets                  5,276,078      1,442,007        236,584      845,509    1,092,045                180,370
NET ASSETS:
  Beginning of period                 1,442,007             --      1,916,597    1,071,088      772,226                591,856
                                    -------------- -------------- ------------ ------------ -------------- --------------------
  End of period                     $ 6,718,085    $ 1,442,007    $ 2,153,181  $ 1,916,597  $ 1,864,271              $ 772,226
                                    ============== ============== ============ ============ ============== ====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                        MSF METLIFE                   MSF METLIFE
MSF METLIFE MID CAP STOCK INDEX  MSF METLIFE MODERATE ALLOCATION  MODERATE TO AGGRESSIVE ALLOCATION                   STOCK INDEX
              INVESTMENT OPTION                INVESTMENT OPTION                  INVESTMENT OPTION             INVESTMENT OPTION
-------------------------------- -------------------------------- ---------------------------------- -----------------------------
       2011                2010         2011                2010         2011                  2010          2011          2010
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
   $ 25,516            $ 17,259     $ 74,655            $ 76,106     $ 29,420              $ 40,025     $ 492,447     $ 496,660
    366,111              47,309      422,519              23,116       41,795                23,445     1,313,656       (78,805)
   (396,543)            396,939     (518,819)            569,618     (160,346)              205,497    (1,340,705)    4,072,417
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
     (4,916)            461,507      (21,645)            668,840      (89,131)              268,967       465,398     4,490,272
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
      1,194               3,949      530,331             838,488      114,198                87,794     1,153,630       737,779
    284,578             402,332   (1,498,358)          2,097,976       71,932               (16,158)   (8,044,461)      604,640
    (13,016)             (7,173)     (69,059)            (51,032)     (33,803)              (28,094)     (585,804)     (577,305)
         (6)                 (9)     (19,457)             (7,425)     (11,203)               (3,066)   (1,501,728)   (1,165,927)
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
    272,750             399,099   (1,056,543)          2,878,007      141,124                40,476    (8,978,363)     (400,813)
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
    267,834             860,606   (1,078,188)          3,546,847       51,993               309,443    (8,512,965)    4,089,459
  2,582,576           1,721,970    6,796,849           3,250,002    2,213,036             1,903,593    34,028,871    29,939,412
-------------- ----------------- -------------- ----------------- -------------- ------------------- ------------- ---------------
$ 2,850,410         $ 2,582,576  $ 5,718,661         $ 6,796,849  $ 2,265,029           $ 2,213,036  $ 25,515,906  $ 34,028,871
============== ================= ============== ================= ============== =================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                            MSF MFS TOTAL RETURN                   MSF MFS VALUE    MSF OPPENHEIMER GLOBAL EQUITY
                                               INVESTMENT OPTION               INVESTMENT OPTION                INVESTMENT OPTION
                                    ------------------------------- ------------------------------- --------------------------------
                                            2011            2010            2011            2010         2011                2010
                                    --------------- --------------- --------------- --------------- ------------ -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 540,886       $ 665,695       $ 171,474       $ 121,216      $ 7,506             $ 4,020
  Net realized gains (losses)            (25,332)       (220,533)        365,179         163,632       11,822               3,422
  Change in unrealized gains
     (losses) on investments              13,627       1,921,376        (499,863)        703,382      (68,634)             51,869
                                    --------------- --------------- --------------- --------------- ------------ -------------------
     Net increase (decrease)
       in net assets resulting
       from operations                   529,181       2,366,538          36,790         988,230      (49,306)             59,311
                                    --------------- --------------- --------------- --------------- ------------ -------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  619,328         363,458           8,774           6,454       80,238                 619
  Net transfers (including
     fixed account)                   (1,284,447)      1,145,149       2,635,545       1,876,895      (35,754)            115,338
  Policy charges                        (480,543)       (480,185)        (53,451)        (33,968)      (7,915)             (6,002)
  Transfers for policy benefits
     and terminations                 (2,987,895)       (111,456)        (30,603)            (11)         (37)               (113)
                                    --------------- --------------- --------------- --------------- ------------ -------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (4,133,557)        916,966       2,560,265       1,849,370       36,532             109,842
                                    --------------- --------------- --------------- --------------- ------------ -------------------
     Net increase (decrease)
       in net assets                  (3,604,376)      3,283,504       2,597,055       2,837,600      (12,774)            169,153
NET ASSETS:
  Beginning of period                 26,638,450      23,354,946      11,313,054       8,475,454      472,200             303,047
                                    --------------- --------------- --------------- --------------- ------------ -------------------
  End of period                     $ 23,034,074    $ 26,638,450    $ 13,910,109    $ 11,313,054    $ 459,426           $ 472,200
                                    =============== =============== =============== =============== ============ ===================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                         MSF T. ROWE PRICE    MSF WESTERN ASSET MANAGEMENT
      MSF RUSSELL 2000 INDEX              LARGE CAP GROWTH                 U.S. GOVERNMENT          PIMCO VIT LOW DURATION
           INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
------------------------------- ----------------------------- ------------------------------- -------------------------------
        2011            2010           2011           2010           2011             2010            2011            2010
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
   $ 169,317       $ 140,491       $ (2,218)      $ (1,947)      $ 47,911        $ 203,712       $ 552,859       $ 260,462
     564,261        (135,103)       114,408         (7,089)       158,538           50,769         232,552         107,244
  (1,540,002)      4,128,577        (77,251)       241,762        (25,758)         117,363        (515,740)        538,193
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
    (806,424)      4,133,965         34,939        232,726        180,691          371,844         269,671         905,899
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
     288,925         228,653          6,670             --         69,677          127,685          40,422          65,274
    (890,832)      3,318,449       (648,120)        26,641       (792,787)          56,384      22,470,233       1,446,978
    (245,326)       (230,475)       (16,006)       (18,672)      (106,186)        (176,847)       (426,886)       (230,453)
  (1,712,756)       (365,833)        (6,248)       (14,948)    (1,280,449)      (2,966,413)        (28,962)       (148,253)
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
  (2,559,989)      2,950,794       (663,704)        (6,979)    (2,109,745)      (2,959,191)     22,054,807       1,133,546
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
  (3,366,413)      7,084,759       (628,765)       225,747     (1,929,054)      (2,587,347)     22,324,478       2,039,445
  20,357,543      13,272,784      1,652,231      1,426,484      5,097,375        7,684,722      18,779,369      16,739,924
--------------- --------------- -------------- -------------- -------------- ---------------- --------------- ---------------
$ 16,991,130    $ 20,357,543    $ 1,023,466    $ 1,652,231    $ 3,168,321      $ 5,097,375    $ 41,103,847    $ 18,779,369
=============== =============== ============== ============== ============== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                            PIMCO VIT TOTAL RETURN    PIONEER VCT EMERGING MARKETS     PIONEER VCT MID CAP VALUE
                                                 INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
                                    --------------------------------- ------------------------------- -----------------------------
                                             2011             2010           2011             2010           2011           2010
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 3,784,393      $ 4,024,873       $ (9,258)        $ 10,605       $ 10,370       $ 13,461
  Net realized gains (losses)           5,022,758        8,078,601        466,154          266,983        (62,077)       (80,179)
  Change in unrealized gains
     (losses) on investments           (3,634,411)       1,565,490     (2,094,990)         543,753       (126,049)       407,464
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  5,172,740       13,668,964     (1,638,094)         821,341       (177,756)       340,746
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 1,820,570        1,754,009        103,675           24,614        173,920        217,978
  Net transfers (including
     fixed account)                   (28,638,894)       1,105,696        306,384          811,105       (798,452)      (135,691)
  Policy charges                       (2,180,111)      (2,641,170)       (28,635)         (24,203)       (32,723)       (32,596)
  Transfers for policy benefits
     and terminations                  (8,779,812)      (1,745,448)            --               --        (15,456)       (25,903)
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (37,778,247)      (1,526,913)       381,424          811,516       (672,711)        23,788
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets                  (32,605,507)      12,142,051     (1,256,670)       1,632,857       (850,467)       364,534
NET ASSETS:
  Beginning of period                 185,834,822      173,692,771      6,664,200        5,031,343      2,336,839      1,972,305
                                    ---------------- ---------------- -------------- ---------------- -------------- --------------
  End of period                     $ 153,229,315    $ 185,834,822    $ 5,407,530      $ 6,664,200    $ 1,486,372    $ 2,336,839
                                    ================ ================ ============== ================ ============== ==============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

PUTNAM VT MULTI-CAP GROWTH               ROYCE MICRO-CAP                ROYCE SMALL-CAP    UIF EMERGING MARKETS EQUITY
         INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
----------------------------- ----------------------------- ------------------------------ ------------------------------
     2011             2010           2011           2010           2011            2010           2011            2010
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
    $ 197            $ 207       $ 98,438       $ 59,401       $ 17,420        $ (4,297)       $ 4,974        $ 24,255
   26,272           10,281        290,310        168,871        734,789         319,585      1,799,824           9,222
  (34,458)          16,780       (977,286)       691,691     (1,145,085)      1,576,780     (2,420,160)      1,887,461
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
   (7,989)          27,268       (588,538)       919,963       (392,876)      1,892,068       (615,362)      1,920,938
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
       --               49        417,713         57,564         36,763          62,793             --              --
   (9,657)         (13,970)       397,347        888,229     (1,353,579)       (126,334)    (6,169,304)      4,504,220
   (1,566)          (1,406)      (110,752)       (84,754)      (106,501)        (84,173)       (42,732)        (77,585)
       (2)             (15)      (382,510)        (3,406)          (132)        (11,408)       (41,232)        (26,353)
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
  (11,225)         (15,342)       321,798        857,633     (1,423,449)       (159,122)    (6,253,268)      4,400,282
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
  (19,214)          11,926       (266,740)     1,777,596     (1,816,325)      1,732,946     (6,868,630)      6,321,220
  168,449          156,523      4,390,270      2,612,674     11,744,727      10,011,781     11,932,117       5,610,897
------------ ---------------- -------------- -------------- -------------- --------------- -------------- ---------------
$ 149,235        $ 168,449    $ 4,123,530    $ 4,390,270    $ 9,928,402    $ 11,744,727    $ 5,063,487    $ 11,932,117
============ ================ ============== ============== ============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                    VANGUARD VIF                   VANGUARD VIF
                                    VANGUARD VIF DIVERSIFIED VALUE                  EQUITY INDEX    SHORT-TERM INVESTMENT-GRADE
                                                 INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                   ---------------------------------- ----------------------------- ------------------------------
                                       2011                   2010           2011           2010         2011              2010
                                   ----------- ---------------------- -------------- -------------- ------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $12,924               $ 15,145       $ 17,670       $ 23,282      $ 9,057           $ 9,518
  Net realized gains (losses)       (16,459)               (50,023)        51,298        (39,125)       2,869            10,968
  Change in unrealized gains
     (losses) on investments         28,992                 95,238        (50,059)       193,555       (6,713)          (10,427)
                                   ----------- ---------------------- -------------- -------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting
       from operations               25,457                 60,360         18,909        177,712        5,213            10,059
                                   ---------- ---------------------- -------------- -------------- ------------ -----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  --                     --             --             --           --                --
  Net transfers (including
     fixed account)                 (65,527)                30,631       (121,191)       (27,845)     (74,461)           54,104
  Policy charges                     (7,820)                (7,570)       (13,779)       (13,800)      (2,798)           (2,715)
  Transfers for policy benefits
     and terminations                    (8)                    (7)            (6)            (3)          (8)               (3)
                                   ---------- ---------------------- -------------- -------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions          (73,355)                23,054       (134,976)       (41,648)     (77,267)           51,386
                                   ---------- ---------------------- -------------- -------------- ------------ -----------------
     Net increase (decrease)
       in net assets                (47,898)                83,414       (116,067)       136,064      (72,054)           61,445
NET ASSETS:
  Beginning of period               802,355                718,941      1,447,742      1,311,678      316,580           255,135
                                   ---------- ---------------------- -------------- -------------- ------------ -----------------
  End of period                    $754,457              $ 802,355    $ 1,331,675    $ 1,447,742    $ 244,526         $ 316,580
                                   ========== ====================== ============== ============== ============ =================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on January 15, 1999 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.") AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") American Century Variable Portfolios, Inc. ("American Century VP")
American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
MFS Variable Insurance Trust ("MFS VIT")
Oppenheimer Variable Account Funds ("Oppenheimer VA")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Putnam Variable Trust ("Putnam VT")
Royce Capital Fund ("Royce")
The Universal Institutional Funds, Inc. ("UIF")
Vanguard Variable Insurance Fund ("Vanguard VIF")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF INVESTMENT OPTIONS

A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2011:

AllianceBernstein Intermediate Bond Investment Option
AllianceBernstein International Value Investment Option
American Century VP Ultra Investment Option
American Century VP Vista Investment Option
American Funds Bond Investment Option
American Funds Global Growth Investment Option
American Funds Global Small Capitalization
Investment Option

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS -- (CONTINUED)

American Funds Growth Investment Option
American Funds Growth-Income Investment Option
American Funds High-Income Bond Investment Option
American Funds International Investment Option
American Funds New World Investment Option
American Funds U.S. Government/AAA-Rated
Securities Investment Option
Delaware VIP Small Cap Value Investment Option
Dreyfus VIF Appreciation Investment Option
Dreyfus VIF International Value Investment Option
Dreyfus VIF Opportunistic Small Cap Investment
 Option
Fidelity VIP Contrafund Investment Option*
Fidelity VIP Equity-Income Investment Option
Fidelity VIP Freedom 2010 Investment Option
Fidelity VIP Freedom 2015 Investment Option
Fidelity VIP Freedom 2020 Investment Option
Fidelity VIP Freedom 2025 Investment Option
Fidelity VIP Freedom 2030 Investment Option
Fidelity VIP High Income Investment Option
Fidelity VIP Index 500 Investment Option
Fidelity VIP Investment Grade Bond Investment Option
Fidelity VIP Mid Cap Investment Option
Fidelity VIP Overseas Investment Option
FTVIPT Franklin Small-Mid Cap Growth Securities
 Investment Option
FTVIPT Mutual Global Discovery Securities
 Investment Option
FTVIPT Templeton Developing Markets Securities
 Investment Option
FTVIPT Templeton Foreign Securities Investment
 Option
FTVIPT Templeton Global Bond Securities Investment
 Option
Invesco V.I. Global Real Estate Investment Option
Invesco V.I. International Growth Investment Option
Janus Aspen Enterprise Investment Option
Janus Aspen Global Technology Investment Option
Janus Aspen Overseas Investment Option
Janus Aspen Perkins Mid Cap Value Investment Option
Janus Aspen Worldwide Investment Option
LMPVET ClearBridge Variable Aggressive Growth
 Investment Option
LMPVET ClearBridge Variable Appreciation
 Investment Option
LMPVET ClearBridge Variable Equity Income Builder
 Investment Option
LMPVET ClearBridge Variable Fundamental All Cap
 Value Investment Option
LMPVET ClearBridge Variable Large Cap Growth
 Investment Option
LMPVET ClearBridge Variable Large Cap Value
 Investment Option
LMPVET Global Currents Variable International All
 Cap Opportunity Investment Option
LMPVET Investment Counsel Variable Social
 Awareness Investment Option
LMPVIT Western Asset Variable Global High Yield
 Bond Investment Option
LMPVIT Western Asset Variable Strategic Bond
 Investment Option
MFS VIT New Discovery Investment Option
MIST BlackRock High Yield Investment Option
MIST BlackRock Large Cap Core Investment Option
MIST Clarion Global Real Estate Investment Option
MIST Harris Oakmark International Investment Option
MIST Invesco Small Cap Growth Investment Option
MIST Janus Forty Investment Option
MIST Lazard Mid Cap Investment Option
MIST Loomis Sayles Global Markets Investment
 Option
MIST Lord Abbett Bond Debenture Investment Option
MIST Lord Abbett Mid Cap Value Investment Option
MIST MetLife Aggressive Strategy Investment
 Option**
MIST MFS Emerging Markets Equity Investment
 Option
MIST MFS Research International Investment Option
MIST Morgan Stanley Mid Cap Growth Investment
 Option
MIST PIMCO Inflation Protected Bond Investment
 Option
MIST Pioneer Fund Investment Option
MIST Pioneer Strategic Income Investment Option
MIST T. Rowe Price Large Cap Value Investment
 Option
MIST T. Rowe Price Mid Cap Growth Investment
 Option
MIST Third Avenue Small Cap Value Investment Option
MSF Barclays Capital Aggregate Bond Index
 Investment Option
MSF BlackRock Aggressive Growth Investment
 Option
MSF BlackRock Bond Income Investment Option
MSF BlackRock Diversified Investment Option
MSF BlackRock Large Cap Value Investment Option
MSF BlackRock Legacy Large Cap Growth Investment
 Option

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS -- (CONCLUDED)

MSF BlackRock Money Market Investment Option
MSF FI Value Leaders Investment Option
MSF Jennison Growth Investment Option
MSF MetLife Conservative Allocation Investment
 Option
MSF MetLife Conservative to Moderate Allocation
 Investment Option
MSF MetLife Mid Cap Stock Index Investment Option
MSF MetLife Moderate Allocation Investment Option
MSF MetLife Moderate to Aggressive Allocation
 Investment Option
MSF MetLife Stock Index Investment Option
MSF MFS Total Return Investment Option
MSF MFS Value Investment Option
MSF Oppenheimer Global Equity Investment Option
MSF Russell 2000 Index Investment Option
MSF T. Rowe Price Large Cap Growth Investment
 Option
MSF Western Asset Management U.S. Government
 Investment Option
PIMCO VIT Low Duration Investment Option
PIMCO VIT Total Return Investment Option
Pioneer VCT Emerging Markets Investment Option
Pioneer VCT Mid Cap Value Investment Option
Putnam VT Multi-Cap Growth Investment Option
Royce Micro-Cap Investment Option
Royce Small-Cap Investment Option
UIF Emerging Markets Equity Investment Option
Vanguard VIF Diversified Value Investment Option
Vanguard VIF Equity Index Investment Option
Vanguard VIF Short-Term Investment-Grade
 Investment Option

* This Investment Option invests in two or more share classes with the underlying portfolio, series, or fund of the Trusts.

** This Investment Option began operations during the year ended December 31, 2011.

B. The following Investment Options had no net assets as of December 31, 2011:


AllianceBernstein Global Thematic Growth Investment
 Option
Fidelity VIP Growth & Income Investment Option
Invesco V.I. Government Securities Investment Option
Invesco V.I. Van Kampen Comstock Investment Option
MFS VIT Global Equity Investment Option
MFS VIT High Income Investment Option
MSF Artio International Stock Investment Option
MSF Davis Venture Value Investment Option
MSF Morgan Stanley EAFE Index Investment Option
Oppenheimer VA Main Street Small- & Mid-Cap
 Investment Option
PIMCO VIT All Asset Investment Option
PIMCO VIT Long-Term U.S. Government Investment
 Option
Putnam VT International Value Investment Option
UIF Emerging Markets Debt Investment Option
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Small Company Growth Investment
 Option
Vanguard VIF Total Stock Market Index Investment
 Option

3. PORTFOLIO CHANGES

The following Investment Options ceased operations during the year ended December 31, 2011:

Invesco V.I. Van Kampen Government Investment Option
MSF MetLife Aggressive Allocation Investment Option

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2011:

NAME CHANGES:

FORMER NAME                                         NEW NAME
(MIST) Lord Abbett Growth and Income Portfolio      (MIST) T. Rowe Price Large Cap Value Portfolio
Oppenheimer Main Street Small Cap Fund/VA           Oppenheimer Main Street Small- & Mid-Cap Fund/VA

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

MERGERS:

FORMER PORTFOLIO                                    NEW PORTFOLIO
Invesco V.I. Government Fund                        Invesco V.I. Government Securities Fund
(MSF) MetLife Aggressive Allocation Portfolio       (MIST) MetLife Aggressive Strategy Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Investment Options' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS
The Company deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. The federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.

NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011-04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge paid to the Company, is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Options:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the range of effective annual rates for the charge for the year ended December 31, 2011:

Mortality and Expense Risk 0.05% - 0.45%

The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

Policy charges are assessed on a monthly basis through the redemption of units. These charges generally include: cost of insurance ("COI") charges, administrative expenses charges, a policy fee, sales expense charge, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. An administrative charge of $5 is assessed monthly. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                          FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                        ----------------------- ----------------------------
                                                                                      COST OF       PROCEEDS
                                                           SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                        --------- ------------- ------------- --------------
AllianceBernstein Intermediate Bond Investment Option         255         3,105         1,012            167
AllianceBernstein International Value Investment Option       796        10,846         5,637          1,283
American Century VP Ultra Investment Option                 4,282        39,317        11,301            515
American Century VP Vista Investment Option               288,382     3,739,756     1,429,195        695,254
American Funds Bond Investment Option                       1,001        10,500         4,203            524
American Funds Global Growth Investment Option            286,482     5,478,962     1,624,185     10,037,460
American Funds Global Small Capitalization
  Investment Option                                            59           827           274            135
American Funds Growth Investment Option                 1,292,126    63,858,068    13,539,207     17,386,449
American Funds Growth-Income Investment Option            541,265    18,594,339     6,770,871      8,441,030
American Funds High-Income Bond Investment Option             548         5,996        23,855         19,770
American Funds International Investment Option          1,389,957    19,230,216     2,533,737      3,129,931
American Funds New World Investment Option                284,351     5,048,470     1,803,740      1,781,118
American Funds U.S. Government/AAA-Rated Securities
  Investment Option                                        55,114       699,881       624,423        880,165
Delaware VIP Small Cap Value Investment Option            451,718    12,631,721     2,813,776      2,027,565
Dreyfus VIF Appreciation Investment Option                 29,712     1,055,655       625,378        313,039
Dreyfus VIF International Value Investment Option              56           545         1,581          1,863
Dreyfus VIF Opportunistic Small Cap Investment Option      36,150     1,097,150       122,096        329,041
Fidelity VIP Contrafund Investment Option               1,147,341    24,513,820     5,505,458      9,397,491
Fidelity VIP Equity-Income Investment Option              625,140     7,546,011     1,643,172        939,258
Fidelity VIP Freedom 2010 Investment Option                   921         9,973       230,716        208,233
Fidelity VIP Freedom 2015 Investment Option                 7,721        83,799       146,880         61,276
Fidelity VIP Freedom 2020 Investment Option               109,472     1,176,740     1,342,199        159,530
Fidelity VIP Freedom 2025 Investment Option (a)            17,598       185,437       212,697         26,101
Fidelity VIP Freedom 2030 Investment Option                26,530       268,735       324,800         54,218
Fidelity VIP High Income Investment Option                    837         4,532         1,782            228
Fidelity VIP Index 500 Investment Option                  222,634    23,584,028     4,851,420      2,280,296
Fidelity VIP Investment Grade Bond Investment Option      113,578     1,443,731       447,627         12,255
Fidelity VIP Mid Cap Investment Option                    806,912    23,426,074     6,269,142      7,746,336
Fidelity VIP Overseas Investment Option                   277,283     4,492,211     3,103,638      3,846,795
FTVIPT Franklin Small-Mid Cap Growth Securities
  Investment Option                                       211,245     4,042,066     1,995,798      3,243,924
FTVIPT Mutual Global Discovery Securities
  Investment Option                                           309         6,104           832            416
FTVIPT Templeton Developing Markets Securities
  Investment Option                                       649,238     6,455,664     4,148,157      7,282,269
FTVIPT Templeton Foreign Securities Investment Option   1,440,011    19,549,569     7,035,307      6,230,238
FTVIPT Templeton Global Bond Securities
  Investment Option                                       570,131    10,153,949     2,046,127      1,617,629
Invesco V.I. Global Real Estate Investment Option         437,725     4,932,567     1,828,020        683,971
Invesco V.I. International Growth Investment Option       471,961    12,966,538     2,299,821     10,502,252
Janus Aspen Enterprise Investment Option                  119,749     3,307,926     1,335,958        892,395
Janus Aspen Global Technology Investment Option           818,649     4,000,800     2,135,932      2,984,959
Janus Aspen Overseas Investment Option                    206,515     9,274,062     4,778,455      3,737,117
Janus Aspen Perkins Mid Cap Value Investment Option       661,807     8,612,104     2,191,054      3,826,286
Janus Aspen Worldwide Investment Option                    21,060       564,298       101,328        510,161
LMPVET ClearBridge Variable Aggressive Growth
  Investment Option                                        98,389     1,407,558       455,642        574,060
LMPVET ClearBridge Variable Appreciation
  Investment Option                                           759        19,948         2,375            335

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                           FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                         ----------------------- ----------------------------
                                                                                       COST OF       PROCEEDS
                                                            SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                         --------- ------------- ------------- --------------
LMPVET ClearBridge Variable Equity Income Builder
  Investment Option                                        101,219     1,220,525       125,221         83,142
LMPVET ClearBridge Variable Fundamental All Cap Value
  Investment Option                                        119,075     2,152,558       426,898      1,408,990
LMPVET ClearBridge Variable Large Cap Growth
  Investment Option                                         35,733       528,133       213,201        227,822
LMPVET ClearBridge Variable Large Cap Value
  Investment Option                                        153,284     1,936,415     1,181,233      3,603,057
LMPVET Global Currents Variable International All Cap
  Opportunity Investment Option                             97,850       856,893       212,490        182,502
LMPVET Investment Counsel Variable Social Awareness
  Investment Option                                         15,816       368,562       230,678        356,460
LMPVIT Western Asset Variable Global High Yield Bond
  Investment Option                                        859,452     7,200,568     2,212,064      1,361,429
LMPVIT Western Asset Variable Strategic Bond
  Investment Option                                        130,363     1,248,098       265,333        262,336
MFS VIT New Discovery Investment Option                      1,324        20,422        20,327         17,157
MIST BlackRock High Yield Investment Option              2,809,379    21,689,420     6,452,211      7,850,685
MIST BlackRock Large Cap Core Investment Option          1,277,028    10,927,848     2,356,127        671,737
MIST Clarion Global Real Estate Investment Option        1,567,461    17,544,302     5,175,017      3,842,732
MIST Harris Oakmark International Investment Option        464,820     5,373,576     1,729,683      4,101,297
MIST Invesco Small Cap Growth Investment Option             42,653       585,433       509,912         83,781
MIST Janus Forty Investment Option                         311,797    18,143,238     4,909,968      5,308,496
MIST Lazard Mid Cap Investment Option                      120,705     1,238,728       565,579        892,101
MIST Loomis Sayles Global Markets Investment Option        335,296     3,935,474       442,272      1,039,813
MIST Lord Abbett Bond Debenture Investment Option           48,254       565,132       112,259        238,194
MIST Lord Abbett Mid Cap Value Investment Option           426,071     6,959,708     1,118,418      1,470,193
MIST MetLife Aggressive Strategy Investment Option (b)     269,658     2,775,677     3,149,614        328,546
MIST MFS Emerging Markets Equity Investment Option         396,352     3,877,618     1,841,432      3,392,094
MIST MFS Research International Investment Option          327,453     3,339,618       604,278      1,219,896
MIST Morgan Stanley Mid Cap Growth Investment Option (a)     5,876        74,088        90,729         15,312
MIST PIMCO Inflation Protected Bond Investment Option    1,651,693    18,529,064    14,995,947     11,500,544
MIST Pioneer Fund Investment Option                         41,847       530,657       384,794        565,685
MIST Pioneer Strategic Income Investment Option            150,420     1,633,029       379,724         64,611
MIST T. Rowe Price Large Cap Value Investment Option       116,961     3,011,080       153,267        112,438
MIST T. Rowe Price Mid Cap Growth Investment Option        351,549     3,029,948       491,960        942,645
MIST Third Avenue Small Cap Value Investment Option        637,874     8,708,462     2,736,768      2,833,995
MSF Barclays Capital Aggregate Bond Index
  Investment Option (a)                                     13,962       161,039       161,039             --
MSF BlackRock Aggressive Growth Investment Option          185,176     4,449,723       913,496      1,638,741
MSF BlackRock Bond Income Investment Option                 14,393     1,523,652       332,540      3,955,453
MSF BlackRock Diversified Investment Option                 46,619       723,716       152,469        207,381
MSF BlackRock Large Cap Value Investment Option            379,891     3,367,290       769,381        582,944
MSF BlackRock Legacy Large Cap Growth
  Investment Option                                         60,738     1,225,074       202,483      1,423,410
MSF BlackRock Money Market Investment Option             1,698,344   169,834,499    83,320,147     63,066,874
MSF FI Value Leaders Investment Option                      36,736     5,330,316     1,578,429      2,754,560
MSF Jennison Growth Investment Option                      553,387     6,118,674     5,175,816        403,170
MSF MetLife Conservative Allocation Investment Option      186,752     2,001,506       872,429        650,968
MSF MetLife Conservative to Moderate Allocation
  Investment Option                                        166,904     1,836,621     1,544,238        457,022
MSF MetLife Mid Cap Stock Index Investment Option          219,773     2,452,914     1,336,325        900,171

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
MSF MetLife Moderate Allocation Investment Option             530,000    5,296,308     2,122,806      3,104,698
MSF MetLife Moderate to Aggressive Allocation
  Investment Option                                           218,635    2,120,248       490,734        320,188
MSF MetLife Stock Index Investment Option                     862,026   23,656,115     6,254,203     14,537,820
MSF MFS Total Return Investment Option                        179,059   23,415,702     2,956,754      6,549,441
MSF MFS Value Investment Option                             1,137,385   12,125,271     4,724,652      1,992,835
MSF Oppenheimer Global Equity Investment Option                33,200      470,813       221,510        177,446
MSF Russell 2000 Index Investment Option                    1,342,117   16,154,836     4,328,246      6,718,875
MSF T. Rowe Price Large Cap Growth Investment Option           69,252      970,863       219,998        885,924
MSF Western Asset Management U.S. Government
  Investment Option                                           259,492    3,114,022     1,002,803      2,949,865
PIMCO VIT Low Duration Investment Option                    3,959,912   40,937,861    35,050,037     12,442,363
PIMCO VIT Total Return Investment Option                   13,904,666  150,293,572    46,519,058     78,315,694
Pioneer VCT Emerging Markets Investment Option                228,071    4,989,274     1,934,284      1,562,104
Pioneer VCT Mid Cap Value Investment Option                    94,374    1,579,351       641,009      1,303,428
Putnam VT Multi-Cap Growth Investment Option                    7,747      128,570        94,117        105,097
Royce Micro-Cap Investment Option                             396,118    4,097,429     2,283,295      1,863,088
Royce Small-Cap Investment Option                             985,948    7,890,258     1,659,041      3,065,007
UIF Emerging Markets Equity Investment Option                 404,112    5,574,659    15,279,851     21,528,107
Vanguard VIF Diversified Value Investment Option               60,027      802,314       159,368        219,804
Vanguard VIF Equity Index Investment Option                    58,282    1,353,822       321,000        394,002
Vanguard VIF Short-Term Investment-Grade Investment Option     22,837      248,358       121,902        187,252

(a) Commenced on April 28, 2008 and began transactions in 2011.

(b) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                 ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                 INTERMEDIATE BOND    INTERNATIONAL VALUE    AMERICAN CENTURY VP ULTRA
                                 INVESTMENT OPTION      INVESTMENT OPTION            INVESTMENT OPTION
                               ---------------------- ---------------------- ----------------------------
                                2011          2010     2011          2010      2011               2010
                               -------- ------------- -------- ------------- --------- ------------------
Units beginning of year        1,692     2,266,161    3,887         1,535    27,329             27,655
Units issued and transferred
  from other funding options     623       686,118    2,989         2,674    10,511                 --
Units redeemed and transferred
  to other funding options      (117)   (2,950,587)    (697)         (322)     (373)              (326)
                               -------- ------------- -------- ------------- --------- ------------------
Units end of year              2,198         1,692    6,179         3,887    37,467             27,329
                               ======== ============= ======== ============= ========= ==================

                                            AMERICAN FUNDS
                               GLOBAL SMALL CAPITALIZATION            AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                                         INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                               ------------------------------ ----------------------------- -------------------------------
                                            2011      2010           2011           2010         2011               2010
                               ------------------ ----------- -------------- -------------- ------------- -----------------
Units beginning of year                      309       284     49,440,369     55,535,367    14,573,200        19,692,268
Units issued and transferred
  from other funding options                  75        55      9,800,669      7,007,509     5,286,233         4,357,007
Units redeemed and transferred
  to other funding options                   (39)      (30)   (13,263,355)   (13,102,507)   (6,640,836)       (9,476,075)
                               ------------------ ----------- -------------- -------------- ------------- -----------------
Units end of year                            345       309     45,977,683     49,440,369    13,218,597        14,573,200
                               ================== =========== ============== ============== ============= =================

                               AMERICAN FUNDS U.S. GOVERNMENT/
                                          AAA-RATED SECURITIES    DELAWARE VIP SMALL CAP VALUE    DREYFUS VIF APPRECIATION
                                             INVESTMENT OPTION               INVESTMENT OPTION           INVESTMENT OPTION
                               ---------------------------------- ------------------------------- ---------------------------
                                   2011                   2010         2011               2010        2011            2010
                               ----------- ---------------------- ------------ ------------------ ----------- ---------------
Units beginning of year         470,546                231,569    4,551,375          4,526,992     613,581         877,951
Units issued and transferred
  from other funding options    287,122                500,265    1,058,353            930,323     474,995         177,773
Units redeemed and transferred
  to other funding options     (432,371)              (261,288)    (796,032)          (905,940)   (245,832)       (442,143)
                               ----------- ---------------------- ------------ ------------------ ----------- ---------------
Units end of year               325,297                470,546    4,813,696          4,551,375     842,744         613,581
                               =========== ====================== ============ ================== =========== ===============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

AMERICAN CENTURY VP VISTA    AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH
        INVESTMENT OPTION      INVESTMENT OPTION               INVESTMENT OPTION
---------------------------- ---------------------- -------------------------------
     2011            2010     2011          2010          2011              2010
------------ --------------- -------- ------------- ------------- -----------------
2,875,000       2,509,247    3,574         1,604     7,204,721        10,376,523
1,002,042         694,845    1,952         2,377       971,310         1,348,031
 (505,568)       (329,092)    (261)         (407)   (5,130,187)       (4,519,833)
------------ --------------- -------- ------------- ------------- -----------------
3,371,474       2,875,000    5,265         3,574     3,045,844         7,204,721
============ =============== ======== ============= ============= =================

AMERICAN FUNDS HIGH-INCOME BOND    AMERICAN FUNDS INTERNATIONAL    AMERICAN FUNDS NEW WORLD
              INVESTMENT OPTION               INVESTMENT OPTION           INVESTMENT OPTION
---------------------------------- ------------------------------- ---------------------------
  2011                  2010 (a)         2011              2010         2011           2010
--------- ------------------------ ------------- ----------------- ------------ --------------
   902                       --     9,087,493         9,653,479    2,014,393      1,881,543
10,130                      946       870,812           683,360      521,001        492,637
(8,600)                     (44)   (1,253,378)       (1,249,346)    (557,986)      (359,787)
--------- ------------------------ ------------- ----------------- ------------ --------------
 2,432                      902     8,704,927         9,087,493    1,977,408      2,014,393
========= ======================== ============= ================= ============ ==============

                                               DREYFUS VIF
DREYFUS VIF INTERNATIONAL VALUE    OPPORTUNISTIC SMALL CAP      FIDELITY VIP CONTRAFUND
              INVESTMENT OPTION          INVESTMENT OPTION            INVESTMENT OPTION
---------------------------------- -------------------------- ----------------------------
  2011                  2010 (b)        2011          2010          2011           2010
--------- ------------------------ ------------ ------------- ------------- --------------
   644                       --    1,182,857     1,180,640    21,364,970     27,814,855
 1,181                      673      126,089       290,785     4,013,223      3,892,385
(1,373)                     (29)    (317,179)     (288,568)   (6,865,862)   (10,342,270)
--------- ------------------------ ------------ ------------- ------------- --------------
   452                      644      991,767     1,182,857    18,512,331     21,364,970
========= ======================== ============ ============= ============= ==============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                             FIDELITY VIP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                             FREEDOM 2010    FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                               FIDELITY VIP EQUITY-INCOME      INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT
                                        INVESTMENT OPTION          OPTION          OPTION          OPTION          OPTION
                               ----------------------------- --------------- --------------- --------------- ---------------
                                    2011             2010            2011            2011            2011         2011 (c)
                               ------------ ---------------- --------------- --------------- --------------- ---------------
Units beginning of year        3,051,263        3,316,905              --              --              --              --
Units issued and transferred
  from other funding options     356,633              648         167,466         104,251         957,147         151,697
Units redeemed and transferred
  to other funding options      (238,708)        (266,290)       (160,399)        (45,297)       (120,135)        (19,754)
                               ------------ ---------------- --------------- --------------- --------------- ---------------
Units end of year              3,169,188        3,051,263           7,067          58,954         837,012         131,943
                               ============ ================ =============== =============== =============== ===============

                                        FIDELITY VIP
                               INVESTMENT GRADE BOND        FIDELITY VIP MID CAP       FIDELITY VIP OVERSEAS
                                   INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
                               ------------------------ --------------------------- ---------------------------
                                  2011          2010          2011          2010          2011          2010
                               ---------- ------------- ------------- ------------- ------------- -------------
Units beginning of year        737,971           222    10,461,439    12,091,966     3,937,686     4,456,063
Units issued and transferred
  from other funding options   260,526     1,154,268     3,165,172     3,455,800     2,452,767       892,933
Units redeemed and transferred
  to other funding options      (6,819)     (416,519)   (3,741,693)   (5,086,327)   (3,222,964)   (1,411,310)
                               ---------- ------------- ------------- ------------- ------------- -------------
Units end of year              991,678       737,971     9,884,918    10,461,439     3,167,489     3,937,686
                               ========== ============= ============= ============= ============= =============

                                       FTVIPT TEMPLETON          FTVIPT TEMPLETON
                                     FOREIGN SECURITIES    GLOBAL BOND SECURITIES    INVESCO V.I. GLOBAL REAL ESTATE
                                      INVESTMENT OPTION         INVESTMENT OPTION                  INVESTMENT OPTION
                               --------------------------- ------------------------- ----------------------------------
                                     2011          2010         2011         2010         2011                  2010
                               ------------- ------------- ------------ ------------ ------------ ---------------------
Units beginning of year        11,816,253    12,124,687    5,355,288    4,511,787    1,986,828             1,670,231
Units issued and transferred
  from other funding options    4,221,554     2,330,119      677,472    1,327,074      691,225               734,008
Units redeemed and transferred
  to other funding options     (3,959,194)   (2,638,553)    (805,981)    (483,573)    (274,827)             (417,411)
                               ------------- ------------- ------------ ------------ ------------ ---------------------
Units end of year              12,078,613    11,816,253    5,226,779    5,355,288    2,403,226             1,986,828
                               ============= ============= ============ ============ ============ =====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

FIDELITY VIP FREEDOM 2030    FIDELITY VIP HIGH INCOME      FIDELITY VIP INDEX 500
        INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
---------------------------- --------------------------- ---------------------------
   2011              2010     2011               2010          2011          2010
---------- ----------------- -------- ------------------ ------------- -------------
    831             1,762    1,369                640    16,492,581    17,087,590
242,701                71      627                863     2,241,900     2,172,941
(42,979)           (1,002)     (96)              (134)   (1,323,376)   (2,767,950)
---------- ----------------- -------- ------------------ ------------- -------------
200,553               831    1,900              1,369    17,411,105    16,492,581
========== ================= ======== ================== ============= =============

                FTVIPT FRANKLIN                  FTVIPT MUTUAL                 FTVIPT TEMPLETON
SMALL-MID CAP GROWTH SECURITIES    GLOBAL DISCOVERY SECURITIES    DEVELOPING MARKETS SECURITIES
              INVESTMENT OPTION              INVESTMENT OPTION                INVESTMENT OPTION
---------------------------------- ------------------------------ --------------------------------
      2011                 2010     2011               2010 (b)         2011               2010
------------- -------------------- -------- --------------------- ------------- ------------------
 5,368,311            5,692,791    3,292                    --     2,841,412          3,303,926
 2,015,904            1,749,909      316                 3,378     1,190,438            973,170
(3,201,302)          (2,074,389)    (231)                  (86)   (2,065,092)        (1,435,684)
------------- -------------------- -------- --------------------- ------------- ------------------
 4,182,913            5,368,311    3,377                 3,292     1,966,758          2,841,412
============= ==================== ======== ===================== ============= ==================

INVESCO V.I. INTERNATIONAL GROWTH    JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL TECHNOLOGY
                INVESTMENT OPTION         INVESTMENT OPTION                INVESTMENT OPTION
------------------------------------ ------------------------- --------------------------------
      2011                   2010        2011          2010          2011               2010
------------- ---------------------- ----------- ------------- ------------- ------------------
13,628,267             17,277,737     874,863       750,846     7,497,336          3,303,156
 1,395,915              1,316,201     275,444       250,752     3,018,662          6,430,680
(6,620,637)            (4,965,671)   (194,137)     (126,735)   (3,886,923)        (2,236,500)
------------- ---------------------- ----------- ------------- ------------- ------------------
 8,403,545             13,628,267     956,170       874,863     6,629,075          7,497,336
============= ====================== =========== ============= ============= ==================

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                      JANUS ASPEN
                                 JANUS ASPEN OVERSEAS       PERKINS MID CAP VALUE     JANUS ASPEN WORLDWIDE
                                    INVESTMENT OPTION           INVESTMENT OPTION         INVESTMENT OPTION
                               ------------------------- --------------------------- -------------------------
                                    2011         2010          2011          2010         2011         2010
                               ------------ ------------ ------------- ------------- ------------ ------------
Units beginning of year        1,372,128      752,604     5,818,949     6,696,673    1,473,457    1,502,827
Units issued and transferred
  from other funding options     682,947      770,369     1,049,747     1,053,955      149,437      371,163
Units redeemed and transferred
  to other funding options      (584,015)    (150,845)   (1,856,676)   (1,931,679)    (727,953)    (400,533)
                               ------------ ------------ ------------- ------------- ------------ ------------
Units end of year              1,471,060    1,372,128     5,012,020     5,818,949      894,941    1,473,457
                               ============ ============ ============= ============= ============ ============

                               LMPVET CLEARBRIDGE VARIABLE           LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
                                 FUNDAMENTAL ALL CAP VALUE    VARIABLE LARGE CAP GROWTH    VARIABLE LARGE CAP VALUE
                                         INVESTMENT OPTION            INVESTMENT OPTION           INVESTMENT OPTION
                               ------------------------------ ---------------------------- ---------------------------
                                    2011              2010        2011             2010          2011          2010
                               ------------ ----------------- ----------- ---------------- ------------- -------------
Units beginning of year        2,043,961         2,301,724     640,814          976,867     3,106,336     2,708,403
Units issued and transferred
  from other funding options     246,432           430,352     227,476           60,138       842,633     1,068,961
Units redeemed and transferred
  to other funding options      (860,817)         (688,115)   (239,826)        (396,191)   (2,547,980)     (671,028)
                               ------------ ----------------- ----------- ---------------- ------------- -------------
Units end of year              1,429,576         2,043,961     628,464          640,814     1,400,989     3,106,336
                               ============ ================= =========== ================ ============= =============

                                  LMPVIT WESTERN ASSET
                               VARIABLE STRATEGIC BOND    MFS VIT NEW DISCOVERY    MIST BLACKROCK HIGH YIELD
                                     INVESTMENT OPTION        INVESTMENT OPTION            INVESTMENT OPTION
                               -------------------------- ------------------------ ----------------------------
                                   2011           2010       2011       2010 (b)         2011           2010
                               ----------- -------------- ---------- ------------- ------------- --------------
Units beginning of year         692,816        889,180     16,381            --    11,234,671      9,532,003
Units issued and transferred
  from other funding options    116,946         38,984     14,661        16,814     2,315,222      3,294,726
Units redeemed and transferred
  to other funding options     (141,891)      (235,348)   (14,674)         (433)   (3,474,626)    (1,592,058)
                               ----------- -------------- ---------- ------------- ------------- --------------
Units end of year               667,871        692,816     16,368        16,381    10,075,267     11,234,671
                               =========== ============== ========== ============= ============= ==============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

        LMPVET CLEARBRIDGE       LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
VARIABLE AGGRESSIVE GROWTH    VARIABLE APPRECIATION    VARIABLE EQUITY INCOME BUILDER
         INVESTMENT OPTION        INVESTMENT OPTION                 INVESTMENT OPTION
----------------------------- ------------------------ ---------------------------------
     2011             2010      2011           2010       2011                   2010
------------ ---------------- --------- -------------- ---------- ----------------------
1,169,545          886,193    12,768         12,876    730,587                725,743
  325,995          486,716     1,715             96     66,649                 45,433
 (404,507)        (203,364)     (224)          (204)   (59,782)               (40,589)
------------ ---------------- --------- -------------- ---------- ----------------------
1,091,033        1,169,545    14,259         12,768    737,454                730,587
============ ================ ========= ============== ========== ======================

LMPVET GLOBAL CURRENTS
VARIABLE INTERNATIONAL    LMPVET INVESTMENT COUNSEL               LMPVIT WESTERN ASSET
   ALL CAP OPPORTUNITY    VARIABLE SOCIAL AWARENESS    VARIABLE GLOBAL HIGH YIELD BOND
     INVESTMENT OPTION            INVESTMENT OPTION                  INVESTMENT OPTION
------------------------- ---------------------------- ----------------------------------
    2011          2010        2011             2010         2011                  2010
----------- ------------- ----------- ---------------- ------------ ---------------------
 760,890       773,330     475,419          504,837    4,275,102             4,324,597
 210,669        81,150     204,356          168,866    1,181,188                    26
(231,264)      (93,590)   (325,192)        (198,284)    (960,673)              (49,521)
----------- ------------- ----------- ---------------- ------------ ---------------------
 740,295       760,890     354,583          475,419    4,495,617             4,275,102
=========== ============= =========== ================ ============ =====================

                                                                                 MIST HARRIS
MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE       OAKMARK INTERNATIONAL
            INVESTMENT OPTION                  INVESTMENT OPTION           INVESTMENT OPTION
-------------------------------- ---------------------------------- ---------------------------
      2011               2010          2011                 2010          2011          2010
------------- ------------------ ------------- -------------------- ------------- -------------
 9,846,995         11,114,377     5,943,976            5,730,394     6,021,081     5,974,481
 2,206,355             55,591     1,939,807            1,610,072     1,203,568     1,122,755
  (708,953)        (1,322,973)   (1,606,678)          (1,396,490)   (2,978,426)   (1,076,155)
------------- ------------------ ------------- -------------------- ------------- -------------
11,344,397          9,846,995     6,277,105            5,943,976     4,246,223     6,021,081
============= ================== ============= ==================== ============= =============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                               MIST INVESCO SMALL CAP GROWTH            MIST JANUS FORTY      MIST LAZARD MID CAP
                                           INVESTMENT OPTION           INVESTMENT OPTION        INVESTMENT OPTION
                               -------------------------------- --------------------------- ------------------------
                                  2011                  2010          2011          2010        2011         2010
                               ---------- --------------------- ------------- ------------- ----------- ------------
Units beginning of year        118,587               122,868    20,074,904    18,380,985     983,124    1,142,320
Units issued and transferred
  from other funding options   329,052                21,956     4,628,714     6,299,773     317,749      326,324
Units redeemed and transferred
  to other funding options     (53,204)              (26,237)   (5,668,232)   (4,605,854)   (519,755)    (485,520)
                               ---------- --------------------- ------------- ------------- ----------- ------------
Units end of year              394,435               118,587    19,035,386    20,074,904     781,118      983,124
                               ========== ===================== ============= ============= =========== ============

                               MIST METLIFE                                                              MIST MORGAN
                                 AGGRESSIVE                                                          STANLEY MID CAP
                                   STRATEGY                    MIST MFS                  MIST MFS             GROWTH
                                 INVESTMENT     EMERGING MARKETS EQUITY    RESEARCH INTERNATIONAL         INVESTMENT
                                     OPTION           INVESTMENT OPTION         INVESTMENT OPTION             OPTION
                               --------------- --------------------------- ------------------------- ------------------
                                    2011 (d)         2011          2010         2011         2010            2011 (c)
                               --------------- ------------- ------------- ------------ ------------ ------------------
Units beginning of year                  --     3,027,112     3,093,070    2,697,454    2,643,562                 --
Units issued and transferred
  from other funding options      2,482,583     1,046,948     1,159,853      386,061      691,589             45,202
Units redeemed and transferred
  to other funding options         (307,418)   (1,693,077)   (1,225,811)    (834,289)    (637,697)            (8,232)
                               --------------- ------------- ------------- ------------ ------------ ------------------
Units end of year                 2,175,165     2,380,983     3,027,112    2,249,226    2,697,454             36,970
                               =============== ============= ============= ============ ============ ==================

                                   MIST T. ROWE PRICE         MIST T. ROWE PRICE           MIST THIRD AVENUE
                                      LARGE CAP VALUE             MID CAP GROWTH             SMALL CAP VALUE
                                    INVESTMENT OPTION          INVESTMENT OPTION           INVESTMENT OPTION
                               ------------------------- -------------------------- ---------------------------
                                    2011         2010         2011          2010          2011          2010
                               ------------ ------------ ------------ ------------- ------------- -------------
Units beginning of year        2,097,757    2,147,980    3,260,105     1,699,076     4,411,948     4,940,545
Units issued and transferred
  from other funding options     120,914      112,771      305,135     2,894,084     1,322,444       859,581
Units redeemed and transferred
  to other funding options       (96,558)    (162,994)    (754,925)   (1,333,055)   (1,401,385)   (1,388,178)
                               ------------ ------------ ------------ ------------- ------------- -------------
Units end of year              2,122,113    2,097,757    2,810,315     3,260,105     4,333,007     4,411,948
                               ============ ============ ============ ============= ============= =============

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

    MIST LOOMIS SAYLES       MIST LORD ABBETT            MIST LORD ABBETT
        GLOBAL MARKETS         BOND DEBENTURE               MID CAP VALUE
     INVESTMENT OPTION      INVESTMENT OPTION           INVESTMENT OPTION
------------------------- ---------------------- ---------------------------
     2011         2010        2011       2010          2011          2010
------------ ------------ ----------- ---------- ------------- -------------
2,788,525    2,781,628     382,147    409,494     6,748,844     6,843,520
  200,554       57,864      34,861     61,417     1,297,562     1,587,449
 (633,801)     (50,967)   (119,001)   (88,764)   (1,638,097)   (1,682,125)
------------ ------------ ----------- ---------- ------------- -------------
2,355,278    2,788,525     298,007    382,147     6,408,309     6,748,844
============ ============ =========== ========== ============= =============

              MIST PIMCO
INFLATION PROTECTED BOND         MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME
       INVESTMENT OPTION         INVESTMENT OPTION                INVESTMENT OPTION
--------------------------- ------------------------- --------------------------------
      2011          2010        2011          2010       2011                  2010
------------- ------------- ----------- ------------- ---------- ---------------------
 9,998,970    12,081,160     737,980       790,518    641,547                   711
 9,096,390     4,583,713     341,775     1,377,288    136,428               795,708
(7,580,132)   (6,665,903)   (527,915)   (1,429,826)   (28,715)             (154,872)
------------- ------------- ----------- ------------- ---------- ---------------------
11,515,228     9,998,970     551,840       737,980    749,260               641,547
============= ============= =========== ============= ========== =====================

     MSF BARCLAYS
          CAPITAL
   AGGREGATE BOND               MSF BLACKROCK
            INDEX           AGGRESSIVE GROWTH    MSF BLACKROCK BOND INCOME
INVESTMENT OPTION           INVESTMENT OPTION            INVESTMENT OPTION
-------------------- --------------------------- ----------------------------
          2011 (c)         2011          2010          2011           2010
-------------------- ------------- ------------- ------------- --------------
               --     7,093,972     6,778,241     3,386,772      3,014,799
           80,790     1,318,799     3,007,126       253,331      1,005,262
               --    (1,933,887)   (2,691,395)   (2,657,548)      (633,289)
-------------------- ------------- ------------- ------------- --------------
           80,790     6,478,884     7,093,972       982,555      3,386,772
==================== ============= ============= ============= ==============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                                                       MSF BLACKROCK
                               MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK LARGE CAP VALUE    LEGACY LARGE CAP GROWTH
                                       INVESTMENT OPTION                INVESTMENT OPTION          INVESTMENT OPTION
                               ---------------------------- -------------------------------- --------------------------
                                   2011             2010         2011                2010          2011         2010
                               ----------- ---------------- ------------ ------------------- ------------- ------------
Units beginning of year         647,025          605,158    3,001,173           2,514,588     3,590,400    3,503,546
Units issued and transferred
  from other funding options    109,425          134,917      561,485             794,193       321,083      858,509
Units redeemed and transferred
  to other funding options     (166,995)         (93,050)    (441,449)           (307,608)   (1,756,688)    (771,655)
                               ----------- ---------------- ------------ ------------------- ------------- ------------
Units end of year               589,455          647,025    3,121,209           3,001,173     2,154,795    3,590,400
                               =========== ================ ============ =================== ============= ============

                                           MSF METLIFE    MSF METLIFE CONSERVATIVE               MSF METLIFE
                               CONSERVATIVE ALLOCATION      TO MODERATE ALLOCATION       MID CAP STOCK INDEX
                                     INVESTMENT OPTION           INVESTMENT OPTION         INVESTMENT OPTION
                               -------------------------- --------------------------- -------------------------
                                    2011          2010         2011           2010         2011         2010
                               ------------ ------------- ------------ -------------- ------------ ------------
Units beginning of year        1,462,237       897,775      598,406        510,449    1,267,607    1,065,555
Units issued and transferred
  from other funding options     632,156       810,186    1,182,053        163,829      564,855      332,022
Units redeemed and transferred
  to other funding options      (500,128)     (245,724)    (347,030)       (75,872)    (404,261)    (129,970)
                               ------------ ------------- ------------ -------------- ------------ ------------
Units end of year              1,594,265     1,462,237    1,433,429        598,406    1,428,201    1,267,607
                               ============ ============= ============ ============== ============ ============

                                   MSF MFS TOTAL RETURN               MSF MFS VALUE    MSF OPPENHEIMER GLOBAL EQUITY
                                      INVESTMENT OPTION           INVESTMENT OPTION                INVESTMENT OPTION
                               --------------------------- --------------------------- --------------------------------
                                     2011          2010          2011          2010        2011                 2010
                               ------------- ------------- ------------- ------------- ----------- --------------------
Units beginning of year        15,551,878    14,788,424     7,593,296     6,342,711     329,921              244,968
Units issued and transferred
  from other funding options    1,659,212     2,548,581     2,789,070     2,306,165     149,904              177,551
Units redeemed and transferred
  to other funding options     (3,983,708)   (1,785,127)   (1,286,485)   (1,055,580)   (128,682)             (92,598)
                               ------------- ------------- ------------- ------------- ----------- --------------------
Units end of year              13,227,382    15,551,878     9,095,881     7,593,296     351,143              329,921
                               ============= ============= ============= ============= =========== ====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

MSF BLACKROCK MONEY MARKET        MSF FI VALUE LEADERS       MSF JENNISON GROWTH
         INVESTMENT OPTION           INVESTMENT OPTION         INVESTMENT OPTION
----------------------------- --------------------------- -------------------------
       2011           2010          2011          2010         2011      2010 (a)
-------------- -------------- ------------- ------------- ------------ ------------
115,841,769    119,127,805     5,091,658     5,406,736    1,031,991           --
 71,771,831     38,698,307     1,378,362     1,629,312    4,035,242    1,193,837
(55,782,994)   (41,984,343)   (2,339,999)   (1,944,390)    (297,485)    (161,846)
-------------- -------------- ------------- ------------- ------------ ------------
131,830,606    115,841,769     4,130,021     5,091,658    4,769,748    1,031,991
============== ============== ============= ============= ============ ============

            MSF METLIFE                          MSF METLIFE
    MODERATE ALLOCATION    MODERATE TO AGGRESSIVE ALLOCATION      MSF METLIFE STOCK INDEX
      INVESTMENT OPTION                    INVESTMENT OPTION            INVESTMENT OPTION
-------------------------- ------------------------------------ ----------------------------
      2011         2010         2011                    2010           2011          2010
------------- ------------ ------------ ----------------------- -------------- -------------
 5,366,631    2,899,665    1,826,496               1,798,633     21,757,388    21,950,152
 1,654,227    2,668,721      427,464                 608,195      4,891,569     7,217,923
(2,430,580)    (201,755)    (306,837)               (580,332)   (10,603,233)   (7,410,687)
------------- ------------ ------------ ----------------------- -------------- -------------
 4,590,278    5,366,631    1,947,123               1,826,496     16,045,724    21,757,388
============= ============ ============ ======================= ============== =============

                                 MSF T. ROWE PRICE             MSF WESTERN ASSET
  MSF RUSSELL 2000 INDEX          LARGE CAP GROWTH    MANAGEMENT U.S. GOVERNMENT
       INVESTMENT OPTION         INVESTMENT OPTION             INVESTMENT OPTION
--------------------------- ------------------------- -----------------------------
      2011          2010         2011         2010          2011            2010
------------- ------------- ------------ ------------ ------------- ---------------
11,745,494     9,761,406    1,580,977    1,590,178     2,916,768       4,652,479
 2,776,313     4,876,974      218,560      139,658       619,336       1,002,557
(4,315,347)   (2,892,886)    (804,852)    (148,859)   (1,815,330)     (2,738,268)
------------- ------------- ------------ ------------ ------------- ---------------
10,206,460    11,745,494      994,685    1,580,977     1,720,774       2,916,768
============= ============= ============ ============ ============= ===============

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                 PIMCO VIT LOW DURATION        PIMCO VIT TOTAL RETURN    PIONEER VCT EMERGING MARKETS
                                      INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION
                               --------------------------- ----------------------------- -------------------------------
                                     2011          2010           2011           2010         2011               2010
                               ------------- ------------- -------------- -------------- ------------ ------------------
Units beginning of year        13,996,846    13,107,557     99,258,002    100,124,315    1,540,411          1,342,316
Units issued and transferred
  from other funding options   25,737,139     1,964,214     23,598,289     28,081,093      477,666            413,685
Units redeemed and transferred
  to other funding options     (9,316,606)   (1,074,925)   (43,699,162)   (28,947,406)    (379,321)          (215,590)
                               ------------- ------------- -------------- -------------- ------------ ------------------
Units end of year              30,417,379    13,996,846     79,157,129     99,258,002    1,638,756          1,540,411
                               ============= ============= ============== ============== ============ ==================

                                        ROYCE SMALL-CAP    UIF EMERGING MARKETS EQUITY    VANGUARD VIF DIVERSIFIED VALUE
                                      INVESTMENT OPTION              INVESTMENT OPTION                 INVESTMENT OPTION
                               --------------------------- ------------------------------ ---------------------------------
                                     2011          2010           2011            2010        2011                  2010
                               ------------- ------------- -------------- --------------- ----------- ---------------------
Units beginning of year         7,811,677     8,011,958      5,701,882       3,183,329     512,623               500,448
Units issued and transferred
  from other funding options    1,236,583     1,366,147      7,849,581       2,573,282      88,829               160,453
Units redeemed and transferred
  to other funding options     (2,209,451)   (1,566,428)   (10,585,450)        (54,729)   (135,985)             (148,278)
                               ------------- ------------- -------------- --------------- ----------- ---------------------
Units end of year               6,838,809     7,811,677      2,966,013       5,701,882     465,467               512,623
                               ============= ============= ============== =============== =========== =====================

(a) Commenced on April 28, 2008 and began transactions in 2010.

(b) Commenced on November 10, 2008 and began transactions in 2010.

(c) Commenced on April 28, 2008 and began transactions in 2011.

(d) For the period May 2, 2011 to December 31, 2011.

PIONEER VCT MID CAP VALUE    PUTNAM VT MULTI-CAP GROWTH            ROYCE MICRO-CAP
        INVESTMENT OPTION             INVESTMENT OPTION          INVESTMENT OPTION
---------------------------- ----------------------------- --------------------------
     2011            2010        2011              2010          2011         2010
------------ --------------- ----------- ----------------- ------------- ------------
1,366,320       1,357,659     177,018           196,248     2,469,394    1,906,024
  399,131         436,284      95,596            30,414     1,418,189    1,553,095
 (839,476)       (427,623)   (107,045)          (49,644)   (1,243,639)    (989,725)
------------ --------------- ----------- ----------------- ------------- ------------
  925,975       1,366,320     165,569           177,018     2,643,944    2,469,394
============ =============== =========== ================= ============= ============

                                            VANGUARD VIF
VANGUARD VIF EQUITY INDEX    SHORT-TERM INVESTMENT-GRADE
        INVESTMENT OPTION              INVESTMENT OPTION
---------------------------- ------------------------------
     2011            2010        2011               2010
------------ --------------- ----------- ------------------
1,054,675       1,094,224     239,843            202,670
  180,145         295,787      82,458            316,636
 (279,772)       (335,336)   (140,073)          (279,463)
------------ --------------- ----------- ------------------
  955,048       1,054,675     182,228            239,843
============ =============== =========== ==================

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products, which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for the respective stated periods in the five years ended December 31, 2011:

                                                        AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                        ---------- ----------- ---------- ------------- ----------- -------------------
AllianceBernstein Intermediate     2011      2,198        1.45      3,186          4.60        0.20             6.46
  Bond Investment Option           2010      1,692        1.36      2,307          0.02        0.20             8.96
  (Commenced 4/28/2008 and         2009  2,266,161        1.25  2,832,767            --        0.20            18.26
  began transactions in 2009)
AllianceBernstein International    2011      6,179        1.48      9,124          4.63        0.20           (19.38)
  Value Investment Option          2010      3,887        1.83      7,125          3.92        0.20             4.39
  (Commenced 11/10/2008 and        2009      1,535        1.76      2,695          2.13        0.20            34.38
  began transactions in 2009)
American Century VP Ultra          2011     37,467 1.08 - 1.09     40,590            -- 0.20 - 0.25      0.84 - 0.93
  Investment Option                2010     27,329        1.07     29,363          0.50        0.25            15.73
                                   2009     27,655        0.93     25,660          0.28        0.25            34.10
                                   2008     28,094 0.69 - 0.70     19,432            -- 0.20 - 0.25 (41.63) - (41.60)
                                   2007  3,035,357        1.19  3,608,158            --        0.20            20.83
American Century VP Vista          2011  3,371,474 1.28 - 1.29  4,340,156            -- 0.15 - 0.20   (8.10) - (8.07)
  Investment Option                2010  2,875,000        1.40  4,024,294            --        0.15            23.67
  (Commenced 4/28/2008 and         2009  2,509,247        1.13  2,839,477            --        0.15            22.38
  began transactions in 2009)
American Funds Bond                2011      5,265        2.06     10,851          3.46        0.20             5.86
  Investment Option                2010      3,574        1.95      6,959          3.53        0.20             6.28
  (Commenced 4/28/2008 and         2009      1,604        1.83      2,940          4.68        0.20            12.39
  began transactions in 2009)
American Funds Global              2011  3,045,844 1.78 - 1.82  5,526,167          1.12 0.20 - 0.45   (9.30) - (9.09)
  Growth Investment Option         2010  7,204,721 1.98 - 2.00 14,374,548          1.30 0.20 - 0.35    11.39 - 11.53
                                   2009 10,376,523 1.76 - 1.80 18,588,672          1.65 0.20 - 0.45    41.59 - 41.98
                                   2008  7,065,283 1.24 - 1.27  8,911,510          1.86 0.20 - 0.45 (38.65) - (38.50)
                                   2007  7,358,469 2.03 - 2.06 15,120,620          2.45 0.20 - 0.45    14.33 - 14.66
American Funds Global Small        2011        345        2.92      1,008          1.37        0.20           (19.30)
  Capitalization Investment Option 2010        309        3.62      1,120          1.81        0.20            22.17
  (Commenced 4/28/2008)            2009        284        2.96        842          0.34        0.20            61.00
                                   2008         42        1.84         78            --        0.20           (48.96)
American Funds Growth              2011 45,977,683 1.43 - 1.47 66,776,972          0.60 0.10 - 0.45   (4.60) - (4.36)
  Investment Option                2010 49,440,369 1.50 - 1.54 75,200,296          0.72 0.10 - 0.35    18.28 - 18.53
                                   2009 55,535,367 1.26 - 1.30 71,327,432          0.65 0.10 - 0.45    38.81 - 39.25
                                   2008 47,998,514 0.91 - 0.93 44,309,113          0.81 0.10 - 0.45 (44.25) - (44.01)
                                   2007 44,052,481 1.63 - 1.66 72,796,608          0.72 0.10 - 0.45    11.90 - 12.23

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------- ---------------------------------------------
                                                                                      EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------- ---------- ------------- ----------- -------------------
American Funds Growth-Income    2011 13,218,597 1.35 - 1.37 17,899,551          1.55 0.10 - 0.25   (2.11) - (1.94)
  Investment Option             2010 14,573,200 1.37 - 1.39 20,136,279          1.44 0.10 - 0.25    11.17 - 11.35
                                2009 19,692,268 1.22 - 1.25 24,495,809          1.40 0.10 - 0.25    30.61 - 31.13
                                2008 31,862,852 0.93 - 0.95 30,227,962          1.70 0.10 - 0.45 (38.14) - (37.93)
                                2007 33,211,875 1.51 - 1.54 50,781,342          1.78 0.10 - 0.45      4.59 - 4.91
American Funds High-Income      2011      2,432        2.34      5,698          8.71        0.20             1.69
  Bond Investment Option        2010        902        2.30      2,079          9.72        0.20            14.86
  (Commenced 4/28/2008 and
  began transactions in 2010)
American Funds International    2011  8,704,927 2.40 - 2.46 21,071,633          1.77 0.10 - 0.25 (14.17) - (14.03)
  Investment Option             2010  9,087,493 2.80 - 2.86 25,599,431          2.09 0.10 - 0.25      6.95 - 7.12
  (Commenced 4/28/2008)         2009  9,653,479 2.62 - 2.67 25,427,874          1.75 0.10 - 0.25    42.72 - 42.88
                                2008  4,061,111        1.84  7,452,456          2.03        0.25           (39.30)
American Funds New World        2011  1,977,408 2.77 - 2.81  5,544,823          1.71 0.15 - 0.25 (14.16) - (14.09)
  Investment Option             2010  2,014,393 3.23 - 3.27  6,574,546          1.68 0.15 - 0.25    17.56 - 17.70
  (Commenced 4/28/2008)         2009  1,881,543 2.75 - 2.77  5,216,860          1.76 0.15 - 0.25    49.27 - 49.46
                                2008         41        1.85         76          1.80        0.20           (40.03)
American Funds U.S. Government/ 2011    325,297        2.18    710,381          1.90        0.20             7.37
  AAA-Rated Securities          2010    470,546        2.03    957,120          1.99        0.20             5.55
  Investment Option             2009    231,569 1.93 - 1.94    446,319          2.21 0.15 - 0.20      2.28 - 2.37
  (Commenced 4/28/2008)         2008  3,367,712        1.90  6,382,233          2.14        0.15             6.51
Delaware VIP Small Cap          2011  4,813,696 2.32 - 3.09 14,179,266          0.49 0.10 - 0.45   (1.75) - (1.41)
  Value Investment Option       2010  4,551,375 2.36 - 3.14 13,624,676          0.61 0.10 - 0.35    31.79 - 32.09
                                2009  4,526,992 1.79 - 2.38 10,353,607          1.01 0.10 - 0.45    31.22 - 31.68
                                2008  5,026,214 1.39 - 1.81  8,720,852          0.73 0.10 - 0.45 (30.17) - (29.92)
                                2007  5,507,665 1.98 - 2.58 13,710,484          0.39 0.10 - 0.45  (12.96) - (6.78)
Dreyfus VIF Appreciation        2011    842,744 1.31 - 1.36  1,129,010          1.55 0.20 - 0.25      8.78 - 8.80
  Investment Option             2010    613,581 1.20 - 1.25    752,576          2.10 0.20 - 0.25    14.95 - 15.11
                                2009    877,951 1.05 - 1.09    929,988          2.58 0.20 - 0.25    22.33 - 22.34
                                2008  1,510,930 0.86 - 0.89  1,303,943          2.20 0.20 - 0.45 (29.89) - (29.73)
                                2007  3,282,756 1.22 - 1.27  4,064,972          2.51 0.20 - 0.45      6.67 - 6.94
Dreyfus VIF International       2011        452        1.12        504          4.07        0.20           (18.67)
  Value Investment Option       2010        644        1.37        883          0.58        0.20             4.26
  (Commenced 11/10/2008 and
  began transactions in 2010)
Dreyfus VIF Opportunistic       2011    991,767 0.92 - 1.21    949,255          0.40 0.20 - 0.25 (14.04) - (14.03)
  Small Cap Investment Option   2010  1,182,857 1.07 - 1.40  1,307,635          0.71 0.20 - 0.25    30.75 - 30.84
                                2009  1,180,640 0.82 - 1.07    995,812          1.66 0.20 - 0.25    25.79 - 25.89
                                2008  1,392,016 0.65 - 0.85    925,734          1.02 0.20 - 0.45 (37.83) - (37.71)
                                2007  1,986,984 1.04 - 1.37  2,151,392          0.43 0.20 - 0.45 (11.49) - (11.23)
Fidelity VIP Contrafund         2011 18,512,331 1.32 - 1.69 26,149,815          0.83 0.10 - 0.35   (3.12) - (2.79)
  Investment Option             2010 21,364,970 1.36 - 1.74 31,066,090          1.04 0.10 - 0.35    16.53 - 16.94
                                2009 27,814,855 1.16 - 1.49 34,498,551          1.39 0.10 - 0.45    34.90 - 35.39
                                2008 16,077,399 0.86 - 1.10 14,730,974          0.40 0.15 - 0.45 (42.95) - (42.66)
                                2007 38,504,226 1.50 - 1.92 63,733,020          0.85 0.15 - 0.45    16.76 - 17.37

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                                UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                 LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ---------- ----------- ---------- ------------- ----------- -------------------
Fidelity VIP Equity-Income     2011  3,169,188 3.69 - 3.72 11,683,857          2.54 0.20 - 0.25      0.74 - 0.76
  Investment Option            2010  3,051,263 3.66 - 3.69 11,168,654          1.83 0.20 - 0.25    14.84 - 14.94
  (Commenced 4/28/2008)        2009  3,316,905        3.19 10,570,077          2.34        0.25            29.87
                               2008     67,288        2.45    165,096          3.03        0.25           (40.62)
Fidelity VIP Freedom 2010      2011      7,067        1.34      9,471          0.20 0.15 - 0.20   (0.37) - (0.30)
  Investment Option            2010         --        1.35         --            --        0.15            24.09
  (Commenced 4/28/2008)        2009         --        1.20         --            --        0.15            12.78
                               2008  5,529,947        0.96  5,330,940          3.59        0.15           (23.56)
Fidelity VIP Freedom 2015      2011     58,954        1.36     80,105          1.77        0.20            (0.51)
  Investment Option            2010         --        1.34         --            --        0.20            12.86
  (Commenced 4/28/2008 and     2009      4,106        1.21      4,972          4.39        0.20            25.10
  began transactions in 2009)
Fidelity VIP Freedom 2020      2011    837,012        1.34  1,117,697          2.20        0.20            (1.26)
  Investment Option            2010         --        1.33         --            --        0.20            14.26
  (Commenced 4/28/2008)        2009        328 1.18 - 1.19        390            -- 0.15 - 0.20    28.73 - 28.77
                               2008  7,367,543        0.92  6,785,122          3.45        0.15           (30.46)
Fidelity VIP Freedom 2025      2011    131,943        1.34    176,295          2.12        0.20            (2.34)
  Investment Option
  (Commenced 4/28/2008 and
  began transactions in 2011)
Fidelity VIP Freedom 2030      2011    200,553        1.28    257,332          4.05        0.20            (2.80)
  Investment Option            2010        831        1.32      1,099          2.08        0.20            15.89
  (Commenced 4/28/2008)        2009      1,762        1.14      2,009          0.05 0.15 - 0.20    31.37 - 31.42
                               2008  3,841,489        0.87  3,337,094          5.00 0.15 - 0.20 (35.55) - (35.52)
Fidelity VIP High Income       2011      1,900        2.37      4,501          7.80        0.20             3.81
  Investment Option            2010      1,369        2.28      3,127          9.46        0.20            13.59
  (Commenced 4/28/2008)        2009        640 2.01 - 2.02      1,286          0.09 0.15 - 0.20    43.71 - 43.75
                               2008  2,699,652        1.41  3,802,088         11.67        0.15           (25.56)
Fidelity VIP Index 500         2011 17,411,105        1.65 28,793,263          2.05 0.15 - 0.20      1.85 - 1.86
  Investment Option            2010 16,492,581        1.62 26,772,663          1.95 0.15 - 0.20    14.76 - 14.85
  (Commenced 4/28/2008)        2009 17,087,590        1.41 24,154,658          2.56 0.15 - 0.20    26.37 - 26.48
                               2008 13,613,641        1.12 15,223,135          3.06        0.15           (34.21)
Fidelity VIP Investment        2011    991,678        1.47  1,460,592          3.48        0.20             6.97
  Grade Bond Investment Option 2010    737,971        1.38  1,015,867          3.34        0.20             7.49
  (Commenced 4/28/2008)        2009        222        1.28        286          0.04        0.20            15.41
                               2008         32        1.11         36            --        0.20            (3.66)
Fidelity VIP Mid Cap           2011  9,884,918 2.25 - 2.34 23,061,414          0.02 0.10 - 0.45 (11.15) - (10.93)
  Investment Option            2010 10,461,439 2.54 - 2.63 27,430,792          0.12 0.10 - 0.35    28.12 - 28.41
                               2009 12,091,966 1.98 - 2.05 24,713,803          0.42 0.10 - 0.45    39.11 - 39.59
                               2008 18,563,022 1.44 - 1.47 27,204,020          0.24 0.10 - 0.45 (39.87) - (39.66)
                               2007 26,880,959 2.40 - 2.44 65,397,498          0.46 0.10 - 0.45     5.39 - 15.10

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------- ---------------------------------------------
                                                                                      EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------- ---------- ------------- ----------- -------------------
Fidelity VIP Overseas           2011  3,167,489 1.18 - 1.19  3,748,749          0.90 0.15 - 0.25 (17.55) - (17.43)
  Investment Option             2010  3,937,686 1.43 - 1.44  5,650,769          1.13 0.20 - 0.25    12.59 - 12.63
                                2009  4,456,063 1.27 - 1.28  5,679,490          1.61 0.15 - 0.20    25.84 - 26.01
                                2008 10,717,927 1.00 - 1.02 10,856,485          1.67 0.15 - 0.45 (44.23) - (44.02)
                                2007 17,230,885 1.79 - 1.81 31,198,169          2.91 0.15 - 0.45    16.50 - 16.89
FTVIPT Franklin Small-Mid Cap   2011  4,182,913 0.96 - 1.29  4,328,337            -- 0.10 - 0.25   (5.15) - (4.95)
  Growth Securities Investment  2010  5,368,311 1.01 - 1.35  5,765,871            -- 0.10 - 0.25    27.35 - 27.50
  Option                        2009  5,692,791 0.79 - 1.06  4,836,641            -- 0.10 - 0.25    43.14 - 43.35
                                2008  9,154,154 0.54 - 0.74  5,374,936            -- 0.10 - 0.45 (42.80) - (42.51)
                                2007 11,243,155 0.95 - 1.29 11,368,038            -- 0.10 - 0.45    10.84 - 11.12
FTVIPT Mutual Global Discovery  2011      3,377        1.76      5,941          2.19        0.20            (3.19)
  Securities Investment Option  2010      3,292        1.82      5,980            --        0.20            11.75
  (Commenced 11/10/2008 and
  began transactions in 2010)
FTVIPT Templeton Developing     2011  1,966,758 3.10 - 3.12  6,115,767          0.95 0.15 - 0.25 (16.07) - (15.98)
  Markets Securities Investment 2010  2,841,412 3.69 - 3.70 10,522,048          1.76 0.20 - 0.25    17.29 - 17.36
  Option                        2009  3,303,926 3.10 - 3.16 10,426,067          4.53 0.20 - 0.45    71.78 - 72.27
                                2008  3,337,465 1.81 - 1.84  6,114,597          2.70 0.15 - 0.45 (52.91) - (52.76)
                                2007 12,114,462 3.84 - 3.89 47,052,033          2.09 0.15 - 0.45    28.20 - 28.59
FTVIPT Templeton Foreign        2011 12,078,613 1.46 - 1.50 18,086,432          1.75 0.15 - 0.45 (11.02) - (10.79)
  Securities Investment Option  2010 11,816,253 1.66 - 1.69 19,835,410          1.91 0.15 - 0.35      8.02 - 8.22
                                2009 12,124,687 1.52 - 1.56 18,811,498          3.02 0.15 - 0.45    36.50 - 36.91
                                2008 10,823,356 1.12 - 1.14 12,266,776          2.43 0.15 - 0.45 (40.66) - (40.48)
                                2007  9,672,670 1.88 - 1.92 18,433,195          1.39 0.10 - 0.45    14.92 - 15.33
FTVIPT Templeton Global Bond    2011  5,226,779        2.03 10,610,103          5.63 0.20 - 0.25   (0.83) - (0.78)
  Securities Investment Option  2010  5,355,288 2.04 - 2.05 10,962,154          1.63 0.20 - 0.25    14.38 - 14.45
                                2009  4,511,787 1.77 - 1.79  8,069,524         13.56 0.20 - 0.45    18.51 - 18.75
                                2008  7,124,126 1.49 - 1.51 10,733,948          4.99 0.20 - 0.45      5.97 - 6.27
                                2007  7,255,328 1.41 - 1.42 10,291,912          2.71 0.20 - 0.45    10.79 - 11.04
Invesco V.I. Global Real        2011  2,403,226 2.19 - 2.21  5,313,931          3.92 0.15 - 0.25   (6.73) - (6.63)
  Estate Investment Option      2010  1,986,828 2.35 - 2.37  4,706,232          5.05 0.15 - 0.25    17.22 - 17.34
  (Commenced 4/28/2008)         2009  1,670,231 2.00 - 2.02  3,371,572            -- 0.15 - 0.25    31.24 - 31.33
                                2008         55        1.53         85          9.43        0.20           (45.65)
Invesco V.I. International      2011  8,403,545 1.47 - 1.49 12,445,526          1.55 0.10 - 0.25   (7.01) - (6.83)
  Growth Investment Option      2010 13,628,267 1.58 - 1.60 21,646,040          2.27 0.10 - 0.25    12.58 - 12.74
                                2009 17,277,737 1.41 - 1.42 24,378,054          1.19 0.10 - 0.25    34.90 - 35.08
                                2008 28,202,476 1.04 - 1.05 29,476,797          0.58 0.10 - 0.25 (40.50) - (40.40)
                                2007 31,575,777 1.75 - 1.76 55,455,360          0.67 0.10 - 0.25     4.02 - 14.53
Janus Aspen Enterprise          2011    956,170        4.62  4,419,928            --        0.15            (1.78)
  Investment Option             2010    874,863        4.71  4,118,176            --        0.15            25.32
  (Commenced 4/28/2008)         2009    750,846        3.76  2,820,064            --        0.15            44.24
                                2008  1,009,867        2.60  2,629,800          0.10        0.15           (44.19)

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                            UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                        --------- ----------- ---------- ------------- ----------- -------------------
Janus Aspen Global Technology      2011 6,629,075 0.53 - 0.99  4,232,324            -- 0.10 - 0.25   (8.85) - (8.74)
  Investment Option                2010 7,497,336 0.58 - 1.09  5,467,249            -- 0.10 - 0.25    23.98 - 24.23
                                   2009 3,303,156 0.46 - 0.47  1,540,910            -- 0.20 - 0.25    56.23 - 56.71
                                   2008 1,740,453 0.29 - 0.30    518,465          0.08 0.20 - 0.45 (44.17) - (44.07)
                                   2007 3,054,504 0.52 - 0.53  1,627,175          0.29 0.20 - 0.45    21.06 - 21.51
Janus Aspen Overseas               2011 1,471,060 5.21 - 5.26  7,727,720          0.42 0.15 - 0.25 (32.50) - (32.43)
  Investment Option                2010 1,372,128 7.73 - 7.79 10,664,969          0.59 0.15 - 0.25    24.72 - 24.84
  (Commenced 4/28/2008)            2009   752,604 6.19 - 6.24  4,694,826          0.41 0.15 - 0.25    78.60 - 78.77
                                   2008 1,209,049 3.48 - 3.49  4,220,361            -- 0.15 - 0.20 (52.74) - (52.72)
Janus Aspen Perkins Mid Cap        2011 5,012,020 2.00 - 2.01 10,046,177          0.56 0.10 - 0.20   (3.15) - (3.08)
  Value Investment Option          2010 5,818,949 2.06 - 2.08 12,037,884          0.51 0.10 - 0.20    15.14 - 15.26
  (Commenced 4/28/2008)            2009 6,696,673 1.79 - 1.80 12,029,922          0.34 0.10 - 0.20    32.59 - 32.79
                                   2008 8,482,829 1.35 - 1.36 11,482,939          1.19 0.10 - 0.20 (28.51) - (28.46)
Janus Aspen Worldwide              2011   894,941        0.60    536,965          0.43 0.20 - 0.25 (14.16) - (14.10)
  Investment Option                2010 1,473,457        0.70  1,028,025          0.49 0.20 - 0.25    15.26 - 15.35
                                   2009 1,502,827 0.60 - 0.61    910,095          1.08 0.20 - 0.25    37.05 - 37.10
                                   2008 2,237,940        0.44    988,019          0.95 0.20 - 0.25 (45.00) - (44.96)
                                   2007 2,894,674        0.80  2,320,697          0.55 0.20 - 0.25      9.10 - 9.14
LMPVET ClearBridge Variable        2011 1,091,033 1.50 - 1.51  1,643,064          0.19 0.20 - 0.25      2.25 - 2.31
  Aggressive Growth Investment     2010 1,169,545        1.47  1,722,228          0.16 0.20 - 0.25    24.66 - 24.72
  Option                           2009   886,193        1.18  1,046,231            -- 0.20 - 0.25    34.25 - 34.36
                                   2008 1,762,052 0.86 - 0.88  1,549,172            -- 0.20 - 0.45 (40.69) - (40.53)
                                   2007 3,940,586 1.46 - 1.48  5,824,755            -- 0.20 - 0.45      1.04 - 1.30
LMPVET ClearBridge Variable        2011    14,259        1.26     17,931          1.76 0.20 - 0.25      2.28 - 2.44
  Appreciation Investment Option   2010    12,768        1.23     15,691          1.63 0.20 - 0.25    12.34 - 12.41
                                   2009    12,876        1.09     14,084          2.18        0.25            21.83
                                   2008    13,080        0.90     11,745          0.71        0.25           (29.46)
                                   2007    33,763        1.27     42,989          1.01        0.25            (2.60)
LMPVET ClearBridge Variable        2011   737,454 1.43 - 1.45  1,057,679          3.40 0.20 - 0.25      7.58 - 7.74
  Equity Income Builder Investment 2010   730,587 1.33 - 1.35    973,126          4.09 0.20 - 0.25    11.99 - 12.04
  Option (Commenced 4/30/2007)     2009   725,743 1.19 - 1.20    862,841          3.28 0.20 - 0.25    22.60 - 22.68
                                   2008   959,821 0.97 - 0.98    930,253          1.02 0.20 - 0.25 (35.21) - (35.14)
                                   2007 1,111,215 1.49 - 1.51  1,663,124          1.23 0.20 - 0.25      1.00 - 1.01
LMPVET ClearBridge Variable        2011 1,429,576 1.51 - 1.52  2,165,907          1.19 0.20 - 0.25   (6.45) - (6.36)
  Fundamental All Cap Value        2010 2,043,961 1.61 - 1.62  3,308,244          1.68 0.20 - 0.25            16.31
  Investment Option                2009 2,301,724        1.39  3,201,777          1.71 0.20 - 0.25    29.05 - 29.13
                                   2008 1,942,530 1.06 - 1.08  2,093,056          1.47 0.20 - 0.45 (36.85) - (36.70)
                                   2007 2,763,338 1.68 - 1.70  4,704,384          0.84 0.20 - 0.45      0.84 - 1.07
LMPVET ClearBridge Variable        2011   628,464 0.90 - 1.10    570,977          0.44 0.20 - 0.25   (0.90) - (0.77)
  Large Cap Growth Investment      2010   640,814 0.91 - 1.11    588,978          0.11 0.20 - 0.25      9.57 - 9.62
  Option                           2009   976,867 0.83 - 1.04    817,081          0.33 0.20 - 0.45    41.65 - 42.02
                                   2008 1,861,758 0.59 - 0.71  1,091,003          0.08 0.20 - 0.45 (37.58) - (37.39)
                                   2007 7,945,620 0.94 - 1.14  8,324,580          0.04 0.20 - 0.45      4.86 - 5.06

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------- -----------------------------------------------
                                                                                            EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE            INVESTMENT(1)         RATIO           RETURN
                                                      LOWEST TO        NET        INCOME     LOWEST TO        LOWEST TO
                                              UNITS HIGHEST ($) ASSETS ($)     RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                         ---------- ----------- ---------- ------------- ------------- -------------------
LMPVET ClearBridge Variable         2011  1,400,989 1.42 - 1.56  2,075,430          1.47   0.20 - 0.25      4.69 - 4.73
  Large Cap Value Investment Option 2010  3,106,336 1.35 - 1.49  4,337,297          3.11   0.20 - 0.25      9.21 - 9.23
                                    2009  2,708,403 1.24 - 1.37  3,468,159          1.99   0.20 - 0.25    24.20 - 24.30
                                    2008  2,722,073 0.88 - 1.10  2,842,019          1.06   0.15 - 0.45 (35.93) - (35.70)
                                    2007  4,491,288 1.55 - 1.71  7,237,196          1.23   0.20 - 0.45      3.44 - 3.75
LMPVET Global Currents              2011    740,295 0.57 - 0.74    496,026          8.95   0.20 - 0.25 (11.76) - (11.70)
  Variable International All Cap    2010    760,890 0.64 - 0.84    580,456          1.73   0.20 - 0.25      3.44 - 3.55
  Opportunity Investment Option     2009    773,330 0.62 - 0.81    569,099          1.14   0.20 - 0.25    28.19 - 28.42
                                    2008    879,779 0.48 - 0.64    497,409          2.03   0.20 - 0.45 (43.67) - (43.51)
                                    2007    974,576 0.85 - 1.12    987,995          0.88   0.20 - 0.45      5.84 - 6.09
LMPVET Investment Counsel           2011    354,583 1.07 - 1.12    381,284          0.86   0.20 - 0.25   (0.27) - (0.19)
  Variable Social Awareness         2010    475,419 1.08 - 1.12    512,291          1.27   0.20 - 0.25    11.85 - 11.95
  Investment Option                 2009    504,837 0.96 - 1.00    486,020          1.45   0.20 - 0.25    22.55 - 22.59
                                    2008  1,012,274 0.79 - 0.82    794,801          1.35   0.20 - 0.25 (25.41) - (25.38)
                                    2007  2,019,567 1.05 - 1.10  2,124,902          1.40   0.20 - 0.25    10.69 - 10.74
LMPVIT Western Asset                2011  4,495,617 1.41 - 1.42  6,342,714          7.47   0.20 - 0.25      1.44 - 1.51
  Variable Global High Yield Bond   2010  4,275,102 1.39 - 1.40  5,944,890          8.95   0.20 - 0.25    14.67 - 14.72
  Investment Option                 2009  4,324,597 1.21 - 1.22  5,246,026         11.40   0.20 - 0.25    55.12 - 55.30
                                    2008  5,194,758        0.78  4,061,183          5.87   0.20 - 0.25 (31.01) - (30.98)
                                    2007 13,822,106 1.13 - 1.14 15,660,036          6.68          0.25            (0.35)
LMPVIT Western Asset                2011    667,871 1.91 - 1.98  1,286,656          3.73   0.20 - 0.25      6.62 - 6.63
  Variable Strategic Bond           2010    692,816 1.79 - 1.86  1,249,766          2.53   0.20 - 0.25    11.52 - 11.64
  Investment Option                 2009    889,180 1.61 - 1.67  1,435,990          5.36   0.20 - 0.25    21.52 - 21.56
                                    2008    773,685 1.32 - 1.37  1,027,956          2.88   0.20 - 0.45 (17.37) - (17.17)
                                    2007  3,108,745 1.60 - 1.66  4,977,502          4.68   0.20 - 0.45      1.50 - 1.79
MFS VIT New Discovery               2011     16,368        1.16     18,912            --          0.20           (10.47)
  Investment Option                 2010     16,381        1.29     21,135            --          0.20            36.08
  (Commenced 11/10/2008 and
  began transactions in 2010)
MIST BlackRock High Yield           2011 10,075,267 2.24 - 2.45 23,458,258          6.42 (0.01) - 0.14      2.34 - 2.50
  Investment Option                 2010 11,234,671 2.19 - 2.39 25,706,919          6.60 (0.01) - 0.14    15.94 - 16.13
  (Commenced 4/30/2007)             2009  9,532,003 1.85 - 2.06 18,734,894          5.71   0.01 - 0.34    46.73 - 47.27
                                    2008  6,458,444 1.28 - 1.40  8,911,064          7.51   0.01 - 0.34 (24.45) - (24.20)
                                    2007 10,497,224 1.69 - 1.86 18,755,613            --   0.04 - 0.34   (1.94) - (1.69)
MIST BlackRock Large Cap            2011 11,344,397 0.77 - 0.98 10,969,668          0.97   0.20 - 0.25             0.00
  Core Investment Option            2010  9,846,995 0.77 - 0.98  9,555,864          1.25   0.20 - 0.25    12.31 - 12.41
                                    2009 11,114,377 0.69 - 0.87  9,548,809          0.98   0.25 - 0.45    18.88 - 18.92
                                    2008  8,592,239 0.58 - 0.73  6,162,095          0.65   0.20 - 0.45 (37.57) - (37.39)
                                    2007  8,260,595 0.91 - 1.17  9,442,669          0.20   0.20 - 0.45      0.70 - 5.36
MIST Clarion Global Real            2011  6,277,105 1.99 - 2.70 14,608,680          4.05   0.10 - 0.45   (5.59) - (5.37)
  Estate Investment Option          2010  5,943,976 2.11 - 2.86 14,763,665          8.33   0.10 - 0.35    15.87 - 16.18
                                    2009  5,730,394 1.82 - 2.47 12,410,388          3.59   0.10 - 0.45    34.54 - 34.98
                                    2008  7,852,558 1.37 - 1.83 12,677,317          2.32   0.10 - 0.45 (41.82) - (41.63)
                                    2007 13,852,231 2.35 - 3.13 40,027,803          1.21   0.10 - 0.45 (17.27) - (14.93)

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OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                            UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                       ---------- ----------- ---------- ------------- ----------- -------------------
MIST Harris Oakmark               2011  4,246,223 1.12 - 1.40  5,508,033          0.03 0.10 - 0.25 (14.18) - (14.07)
  International Investment Option 2010  6,021,081 1.30 - 1.62  8,667,146          2.06 0.15 - 0.25    16.38 - 16.46
                                  2009  5,974,481 1.12 - 1.40  7,417,949          6.28 0.10 - 0.25    55.12 - 55.39
                                  2008 14,631,922 0.72 - 0.90 11,623,836          2.00 0.10 - 0.45 (40.97) - (40.82)
                                  2007 17,975,691 1.22 - 1.52 23,644,971          0.62 0.09 - 0.44   (7.55) - (1.02)
MIST Invesco Small Cap            2011    394,435        1.52    600,099            -- 0.20 - 0.25   (1.11) - (1.04)
  Growth Investment Option        2010    118,587 1.53 - 1.54    182,234            -- 0.20 - 0.25    26.15 - 26.27
                                  2009    122,868        1.22    149,614            -- 0.20 - 0.25    33.85 - 33.92
                                  2008    167,590        0.91    152,397            -- 0.20 - 0.25 (38.77) - (38.72)
                                  2007    308,441        1.49    457,898            --        0.20            11.24
MIST Janus Forty Investment       2011 19,035,386 0.69 - 1.25 19,845,813          1.78 0.15 - 0.45   (7.61) - (7.46)
  Option                          2010 20,074,904 0.75 - 1.35 22,164,389          1.73 0.15 - 0.35      9.30 - 9.55
                                  2009 18,380,985 0.68 - 1.24 19,077,489            -- 0.15 - 0.45    42.48 - 42.89
                                  2008 32,714,712 0.48 - 0.87 24,193,209          5.78 0.15 - 0.45 (42.09) - (41.91)
                                  2007 16,611,592 0.82 - 1.34 15,475,331          0.15 0.20 - 0.45    29.89 - 30.23
MIST Lazard Mid Cap               2011    781,118 1.61 - 2.02  1,296,333          1.01 0.20 - 0.25   (5.38) - (5.34)
  Investment Option               2010    983,124 1.70 - 2.14  1,722,771          1.06 0.20 - 0.25    22.96 - 23.03
  (Commenced 4/28/2008)           2009  1,142,320 1.39 - 1.74  1,611,922          1.43 0.20 - 0.25    36.85 - 36.86
                                  2008  1,992,839 1.01 - 1.27  2,068,782            -- 0.20 - 0.45 (36.18) - (36.16)
MIST Loomis Sayles Global         2011  2,355,278        1.63  3,829,065          2.64 0.20 - 0.25   (1.52) - (1.45)
  Markets Investment Option       2010  2,788,525 1.65 - 1.66  4,601,659          3.27 0.20 - 0.25    22.13 - 22.14
  (Commenced 4/30/2007)           2009  2,781,628 1.35 - 1.36  3,759,496          2.31 0.20 - 0.25    40.58 - 40.71
                                  2008  4,183,257        0.96  4,020,076          6.40 0.20 - 0.25 (39.25) - (39.20)
                                  2007  6,255,239        1.58  9,893,649            -- 0.20 - 0.25    20.55 - 20.58
MIST Lord Abbett Bond             2011    298,007 2.02 - 2.31    617,615          5.92 0.20 - 0.25      4.57 - 4.61
  Debenture Investment Option     2010    382,147 1.93 - 2.21    753,286          6.37 0.20 - 0.25    12.86 - 12.99
                                  2009    409,494 1.71 - 1.96    712,837          8.84 0.20 - 0.25    36.78 - 36.83
                                  2008  1,287,676 1.25 - 1.43  1,622,532          5.00 0.20 - 0.45 (18.76) - (18.58)
                                  2007  1,307,048 1.53 - 1.76  2,030,107          8.65 0.20 - 0.45      6.39 - 6.68
MIST Lord Abbett Mid Cap          2011  6,408,309        1.01  6,467,659          0.54 0.15 - 0.25   (4.01) - (3.89)
  Value Investment Option         2010  6,748,844        1.05  7,087,154          0.59 0.20 - 0.25    25.21 - 25.30
                                  2009  6,843,520        0.84  5,736,696          2.14 0.20 - 0.25    26.20 - 26.24
                                  2008  7,045,343 0.66 - 0.67  4,676,546          0.66 0.10 - 0.45 (39.09) - (38.79)
                                  2007 28,966,786 1.08 - 1.09 31,478,015          0.31 0.10 - 0.45    (9.56) - 0.46
MIST MetLife Aggressive Strategy  2011  2,175,165 1.11 - 1.12  2,424,154            -- 0.20 - 0.25 (13.70) - (13.67)
  Investment Option
  (Commenced 5/2/2011)
MIST MFS Emerging Markets         2011  2,380,983 1.54 - 2.11  3,709,810          1.51 0.20 - 0.25 (18.61) - (18.58)
  Equity Investment Option        2010  3,027,112 1.89 - 2.59  6,190,495          1.21 0.20 - 0.25    23.69 - 23.71
  (Commenced 4/30/2007)           2009  3,093,070 1.53 - 2.09  5,038,330          1.96 0.20 - 0.25    68.73 - 68.92
                                  2008  3,253,402 0.90 - 1.24  3,145,530          1.56 0.20 - 0.45 (55.60) - (55.47)
                                  2007  3,320,809 2.03 - 2.79  7,219,917            -- 0.20 - 0.45    26.23 - 26.40

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OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                            UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                       ---------- ----------- ---------- ------------- ----------- -------------------
MIST MFS Research                 2011  2,249,226        1.30  2,930,632          1.87 0.20 - 0.25 (10.93) - (10.88)
  International Investment Option 2010  2,697,454        1.46  3,944,359          1.65 0.20 - 0.25    11.07 - 11.18
  (Commenced 4/30/2007)           2009  2,643,562 1.31 - 1.32  3,476,840          3.40 0.20 - 0.25    31.24 - 31.26
                                  2008  2,879,109        1.00  2,883,933          1.99 0.20 - 0.25 (42.51) - (42.48)
                                  2007  4,572,964 1.71 - 1.74  7,961,575            -- 0.20 - 0.45      5.29 - 5.51
MIST Morgan Stanley Mid Cap       2011     36,970        1.71     63,321          0.01        0.20            (6.85)
  Growth Investment Option
  Commenced 5/3/2010 and
  began transactions in 2011)
MIST PIMCO Inflation Protected    2011 11,515,228 1.67 - 1.72 19,671,526          1.87 0.10 - 0.45    10.96 - 11.38
  Bond Investment Option          2010  9,998,970 1.52 - 1.55 15,365,358          2.44 0.10 - 0.35      7.67 - 7.89
  (Commenced 4/30/2007)           2009 12,081,160 1.40 - 1.43 17,226,457          5.99 0.10 - 0.45    17.85 - 18.23
                                  2008 27,784,418 1.19 - 1.21 33,477,301          4.10 0.10 - 0.45   (7.26) - (6.98)
                                  2007 24,800,396 1.28 - 1.30 32,067,720            -- 0.10 - 0.45      7.12 - 7.36
MIST Pioneer Fund                 2011    551,840 1.01 - 1.02    558,598          1.47 0.20 - 0.25   (4.77) - (4.72)
  Investment Option               2010    737,980 1.06 - 1.07    783,816          1.41 0.20 - 0.25    15.94 - 15.97
                                  2009    790,518 0.91 - 0.92    723,794          0.02 0.20 - 0.25    23.59 - 23.68
                                  2008      4,666        0.75      3,483          1.29        0.25           (33.03)
                                  2007     47,835        1.11     53,277          0.61        0.25             4.80
MIST Pioneer Strategic            2011    749,260 2.20 - 2.23  1,647,071          4.71 0.20 - 0.25      3.38 - 3.39
  Income Investment Option        2010    641,547 2.13 - 2.16  1,363,634          6.72 0.20 - 0.25    11.92 - 11.95
  (Commenced 5/1/2006 and         2009        711 1.90 - 1.93      1,366          5.55 0.20 - 0.25    32.76 - 32.89
  began transactions in 2008)     2008        503 1.43 - 1.45        731            -- 0.20 - 0.25           (10.97)
MIST T. Rowe Price Large Cap      2011  2,122,113 1.14 - 1.15  2,440,874          0.63 0.15 - 0.25   (4.26) - (4.25)
  Value Investment Option         2010  2,097,757        1.20  2,518,718          1.02 0.20 - 0.25    16.80 - 16.83
                                  2009  2,147,980 1.01 - 1.03  2,208,403          2.19 0.20 - 0.45    17.76 - 18.16
                                  2008  3,552,707 0.86 - 0.87  3,091,508          1.59 0.15 - 0.45 (36.59) - (36.46)
                                  2007 10,589,983 1.35 - 1.37 14,525,509          0.64 0.15 - 0.45      3.29 - 3.62
MIST T. Rowe Price Mid Cap        2011  2,810,315        1.19  3,350,266            --        0.20            (1.57)
  Growth Investment Option        2010  3,260,105        1.21  3,949,437            --        0.20            27.74
  (Commenced 4/28/2008)           2009  1,699,076        0.95  1,610,379            --        0.20            45.62
                                  2008    763,466        0.65    497,131            --        0.20           (37.36)
MIST Third Avenue Small Cap       2011  4,333,007 1.98 - 1.99  8,617,621          1.15 0.20 - 0.25   (9.20) - (9.16)
  Value Investment Option         2010  4,411,948 2.18 - 2.20  9,656,765          1.19 0.20 - 0.25    19.61 - 19.68
  (Commenced 4/30/2007)           2009  4,940,545        1.83  9,040,020          1.17 0.20 - 0.25    26.10 - 26.13
                                  2008  6,715,573 1.43 - 1.45  9,739,517          0.87 0.20 - 0.45 (30.13) - (29.93)
                                  2007 12,584,212 1.95 - 2.08 26,073,461            -- 0.10 - 0.45   (9.33) - (9.12)
MSF Barclays Capital Aggregate    2011     80,790        2.00    161,665            --        0.20             7.29
  Bond Index Investment Option
  (Commenced 4/28/2008 and
  began transactions in 2011)

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MSF BlackRock Aggressive       2011   6,478,884 0.65 - 1.00   4,781,205          0.20 0.20 - 0.25   (3.44) - (3.38)
  Growth Investment Option     2010   7,093,972 0.67 - 1.04   5,641,801            -- 0.20 - 0.25    14.87 - 14.97
                               2009   6,778,241 0.58 - 0.90   4,638,079          0.06 0.20 - 0.25    48.93 - 48.97
                               2008   8,374,562 0.39 - 0.61   3,709,680            -- 0.20 - 0.45 (46.00) - (45.83)
                               2007  11,829,117 0.72 - 1.12   9,301,631            -- 0.20 - 0.45    19.96 - 20.20
MSF BlackRock Bond Income      2011     982,555 1.62 - 1.63   1,596,124          2.61 0.20 - 0.25      6.30 - 6.34
  Investment Option            2010   3,386,772 1.52 - 1.53   5,166,626          3.60 0.20 - 0.25      8.09 - 8.12
                               2009   3,014,799 1.41 - 1.42   4,256,871          6.75 0.20 - 0.25      9.22 - 9.26
                               2008   3,751,486 1.27 - 1.30   4,851,880          6.22 0.20 - 0.45   (3.85) - (3.64)
                               2007   7,807,685 1.32 - 1.35  10,493,386          3.21 0.20 - 0.45      5.84 - 6.09
MSF BlackRock Diversified      2011     589,455 1.19 - 1.29     743,559          2.37 0.20 - 0.25      3.53 - 3.58
  Investment Option            2010     647,025 1.15 - 1.25     785,127          1.85 0.20 - 0.25      9.39 - 9.46
  (Commenced 4/30/2007)        2009     605,158 1.05 - 1.14     669,882          4.64 0.20 - 0.25    16.94 - 16.98
                               2008     478,320 0.90 - 0.97     447,292          3.01 0.20 - 0.45 (25.14) - (24.92)
                               2007   2,962,202 1.19 - 1.30   3,809,622            -- 0.20 - 0.45      1.11 - 1.27
MSF BlackRock Large Cap        2011   3,121,209        1.25   3,912,828          0.95 0.15 - 0.20      1.88 - 1.95
  Value Investment Option      2010   3,001,173        1.23   3,692,296          0.83 0.15 - 0.20      8.70 - 8.75
  (Commenced 4/28/2008)        2009   2,514,588        1.13   2,844,443          1.21        0.15            10.88
                               2008   5,052,364        1.02   5,153,946            --        0.15           (31.19)
MSF BlackRock Legacy Large     2011   2,154,795 0.65 - 0.84   1,515,367          0.18 0.20 - 0.25   (9.14) - (9.13)
  Cap Growth Investment Option 2010   3,590,400 0.71 - 0.92   2,884,840          0.22 0.20 - 0.25    19.48 - 19.70
  (Commenced 5/4/2009)         2009   3,503,546 0.59 - 0.77   2,381,316            -- 0.20 - 0.25    30.51 - 30.55
MSF BlackRock Money Market     2011 131,830,606 1.18 - 1.31 169,834,217            -- 0.10 - 0.35   (0.34) - (0.08)
  Investment Option            2010 115,841,769 1.19 - 1.32 149,581,427          0.01 0.10 - 0.35   (0.34) - (0.08)
                               2009 119,127,805 1.19 - 1.32 154,467,545          0.44 0.15 - 0.45    (0.08) - 0.25
                               2008 122,609,331 1.21 - 1.32 158,663,216          2.84 0.15 - 0.45      2.46 - 2.72
                               2007 143,562,404 1.18 - 1.28 181,026,556          4.93 0.15 - 0.45      4.56 - 4.91
MSF FI Value Leaders           2011   4,130,021 1.14 - 1.23   4,826,407          1.07 0.20 - 0.25   (6.45) - (6.44)
  Investment Option            2010   5,091,658 1.22 - 1.32   6,375,101          1.54 0.20 - 0.25    14.10 - 14.29
                               2009   5,406,736 1.07 - 1.16   5,908,285          2.73 0.20 - 0.45    21.20 - 21.43
                               2008   6,493,412 0.88 - 0.95   5,831,011          1.90 0.20 - 0.45 (39.31) - (39.13)
                               2007  11,271,223 1.45 - 1.57  17,016,803          0.78 0.20 - 0.45      3.64 - 3.87
MSF Jennison Growth            2011   4,769,748 1.40 - 1.42   6,718,085          0.16 0.10 - 0.20      0.36 - 0.43
  Investment Option            2010   1,031,991        1.40   1,442,007          0.64        0.20            11.40
  (Commenced 4/28/2008 and)
  began transactions in 2010)
MSF MetLife Conservative       2011   1,594,265        1.35   2,153,181          2.42 0.20 - 0.25      2.98 - 3.05
  Allocation Investment Option 2010   1,462,237        1.31   1,916,597          3.65 0.20 - 0.25      9.73 - 9.88
                               2009     897,775 1.19 - 1.20   1,071,088          2.98 0.15 - 0.25    20.24 - 20.30
                               2008   2,225,945 0.99 - 1.00   2,210,459          1.17 0.15 - 0.25 (14.64) - (14.52)
                               2007   1,759,746        1.16   2,042,991            -- 0.15 - 0.25      5.35 - 5.43

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                        ---------- ----------- ---------- ------------- ----------- -------------------
MSF MetLife Conservative to        2011  1,433,429 1.30 - 1.31  1,864,271          2.05 0.15 - 0.25      0.78 - 0.93
  Moderate Allocation Investment   2010    598,406        1.29    772,226          3.31 0.20 - 0.25    11.22 - 11.37
  Option                           2009    510,449        1.16    591,856          2.90 0.15 - 0.25    23.38 - 23.44
                                   2008  2,580,385        0.94  2,430,117          1.10 0.15 - 0.25 (21.82) - (21.68)
                                   2007  6,733,031        1.20  8,101,928            -- 0.15 - 0.25      4.52 - 4.60
MSF MetLife Mid Cap Stock          2011  1,428,201 1.98 - 2.00  2,850,410          1.00 0.15 - 0.20   (2.07) - (2.06)
  Index Investment Option          2010  1,267,607 2.03 - 2.04  2,582,576          1.02 0.15 - 0.20    26.06 - 26.11
  (Commenced 4/28/2008)            2009  1,065,555 1.61 - 1.62  1,721,970          1.35 0.15 - 0.20    36.73 - 36.83
                                   2008    135,743        1.18    160,369            -- 0.15 - 0.20 (35.51) - (35.49)
MSF MetLife Moderate               2011  4,590,278 1.24 - 1.25  5,718,661          1.40 0.20 - 0.25   (1.66) - (1.58)
  Allocation Investment Option     2010  5,366,631        1.27  6,796,849          1.98 0.20 - 0.25    12.91 - 12.95
                                   2009  2,899,665        1.12  3,250,002          2.90 0.20 - 0.25    26.13 - 26.32
                                   2008  1,212,413        0.89  1,077,372          0.90 0.15 - 0.25 (28.82) - (28.72)
                                   2007 10,244,446        1.25 12,802,528          0.01 0.15 - 0.25      4.09 - 4.17
MSF MetLife Moderate to            2011  1,947,123 1.16 - 1.17  2,265,029          1.46 0.20 - 0.25   (3.97) - (3.95)
  Aggressive Allocation Investment 2010  1,826,496        1.21  2,213,036          2.31 0.20 - 0.25    14.37 - 14.53
  Option                           2009  1,798,633        1.06  1,903,593          2.26 0.20 - 0.25    28.80 - 28.87
                                   2008    922,423        0.82    758,228          0.82 0.20 - 0.25 (35.30) - (35.25)
                                   2007  1,458,090        1.27  1,850,573          0.03 0.20 - 0.25      3.59 - 3.67
MSF MetLife Stock Index            2011 16,045,724 1.58 - 1.61 25,515,906          1.72 0.08 - 0.23      1.60 - 1.78
  Investment Option                2010 21,757,388 1.56 - 1.58 34,028,871          1.77 0.08 - 0.23    14.56 - 14.69
  (Commenced 4/30/2007)            2009 21,950,152 1.36 - 1.37 29,939,412          1.91 0.13 - 0.23    25.93 - 26.04
                                   2008 25,571,690 1.07 - 1.09 27,728,723          2.00 0.13 - 0.43 (37.37) - (37.17)
                                   2007 44,521,122 1.70 - 1.73 76,908,937            -- 0.13 - 0.43   (0.82) - (0.63)
MSF MFS Total Return               2011 13,227,382 1.49 - 1.78 23,034,074          2.51 0.10 - 0.25      1.95 - 2.13
  Investment Option                2010 15,551,878 1.46 - 1.75 26,638,450          2.88 0.10 - 0.25      9.60 - 9.73
                                   2009 14,788,424 1.57 - 1.59 23,354,946          4.32 0.20 - 0.25    18.09 - 18.15
                                   2008 19,827,755 1.12 - 1.35 26,543,341          3.07 0.15 - 0.45 (22.65) - (22.43)
                                   2007 21,883,376 1.71 - 1.74 37,563,528          1.86 0.20 - 0.45      3.76 - 3.94
MSF MFS Value Investment           2011  9,095,881 1.50 - 1.83 13,910,109          1.59 0.15 - 0.25      0.61 - 0.70
  Option (Commenced 4/28/2008)     2010  7,593,296 1.49 - 1.82 11,313,054          1.43 0.15 - 0.25    11.15 - 11.31
                                   2009  6,342,711 1.34 - 1.63  8,475,454            -- 0.15 - 0.25    20.52 - 20.60
                                   2008     21,597        1.36     29,270            --        0.25           (29.57)
MSF Oppenheimer Global             2011    351,143 1.30 - 1.31    459,426          1.71 0.20 - 0.25   (8.69) - (8.60)
  Equity Investment Option         2010    329,921        1.43    472,200          1.25 0.20 - 0.25    15.64 - 15.68
                                   2009    244,968 1.22 - 1.24    303,047          2.20 0.20 - 0.25    39.27 - 39.46
                                   2008    540,918        0.89    479,618          2.51 0.20 - 0.25 (40.68) - (40.67)
                                   2007    735,889        1.50  1,099,890          0.92        0.20             6.10
MSF Russell 2000 Index             2011 10,206,460 1.42 - 1.91 16,991,130          1.07 0.10 - 0.45   (4.43) - (4.21)
  Investment Option                2010 11,745,494 1.48 - 2.00 20,357,543          1.04 0.10 - 0.35    26.50 - 26.84
  (Commenced 4/30/2007)            2009  9,761,406 1.17 - 1.58 13,272,784          2.15 0.15 - 0.45    25.43 - 25.83
                                   2008 11,704,787 0.93 - 1.25 12,549,521          1.13 0.15 - 0.45 (33.75) - (33.55)
                                   2007 18,889,259 1.40 - 1.89 28,667,494            -- 0.15 - 0.45   (7.19) - (6.98)

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
MSF T. Rowe Price Large Cap  2011     994,685 1.02 - 1.03   1,023,466            -- 0.20 - 0.25   (1.54) - (1.53)
  Growth Investment Option   2010   1,580,977 1.04 - 1.05   1,652,231          0.07 0.20 - 0.25    16.46 - 16.50
                             2009   1,590,178 0.89 - 0.90   1,426,484          0.33 0.20 - 0.25    42.65 - 42.83
                             2008   2,410,322        0.63   1,514,719          0.30 0.20 - 0.25 (42.17) - (42.14)
                             2007   2,806,657 1.07 - 1.09   3,046,813          0.13 0.20 - 0.45      8.65 - 8.93
MSF Western Asset            2011   1,720,774 1.84 - 1.85   3,168,321          1.42 0.05 - 0.10      5.43 - 5.44
  Management U.S. Government 2010   2,916,768        1.75   5,097,375          3.41 0.05 - 0.10      5.67 - 5.75
  Investment Option          2009   4,652,479 1.65 - 1.66   7,684,722          3.86 0.05 - 0.10      4.28 - 4.30
                             2008  10,816,523 1.41 - 1.59  17,125,896          4.46 0.05 - 0.30   (0.64) - (0.35)
                             2007  15,127,042 1.42 - 1.60  23,801,308          2.48 0.05 - 0.30      4.04 - 4.81
PIMCO VIT Low Duration       2011  30,417,379 1.35 - 1.36  41,103,847          1.67 0.15 - 0.25      0.82 - 0.97
  Investment Option          2010  13,996,846        1.34  18,779,369          1.62 0.20 - 0.25      5.02 - 5.09
                             2009  13,107,557 1.27 - 1.28  16,739,924          3.64 0.20 - 0.25    13.04 - 13.11
                             2008  19,396,515 1.12 - 1.13  21,896,847          4.10 0.15 - 0.45   (0.89) - (0.61)
                             2007  15,490,403 1.13 - 1.14  17,613,225          4.76 0.15 - 0.45      6.83 - 7.25
PIMCO VIT Total Return       2011  79,157,129 1.88 - 1.94 153,229,315          2.63 0.10 - 0.45      3.17 - 3.53
  Investment Option          2010  99,258,002 1.83 - 1.88 185,834,822          2.42 0.10 - 0.35      7.73 - 7.97
                             2009 100,124,315 1.69 - 1.74 173,692,771          5.18 0.10 - 0.45    13.48 - 13.96
                             2008  93,071,668 1.50 - 1.53 141,841,327          4.46 0.10 - 0.45      4.31 - 4.69
                             2007  96,209,141 1.44 - 1.46 140,174,998          4.80 0.10 - 0.45      8.29 - 8.61
Pioneer VCT Emerging         2011   1,638,756 3.29 - 3.30   5,407,530            -- 0.15 - 0.20 (23.76) - (23.73)
  Markets Investment Option  2010   1,540,411 4.31 - 4.33   6,664,200          0.34 0.15 - 0.20    15.36 - 15.45
  (Commenced 4/28/2008)      2009   1,342,316 3.74 - 3.75   5,031,343          0.85 0.15 - 0.20    73.69 - 73.76
                             2008   2,185,039 2.15 - 2.16   4,713,572            -- 0.15 - 0.20 (55.17) - (55.16)
Pioneer VCT Mid Cap Value    2011     925,975 1.59 - 1.61   1,486,372          0.73 0.20 - 0.45   (6.15) - (6.01)
  Investment Option          2010   1,366,320 1.69 - 1.72   2,336,839          0.90 0.20 - 0.35    17.42 - 17.63
                             2009   1,357,659 1.43 - 1.46   1,972,305          1.28 0.20 - 0.45    24.69 - 25.04
                             2008   1,775,315 1.15 - 1.17   2,064,065          0.85 0.15 - 0.45 (34.06) - (33.86)
                             2007   2,792,781 1.74 - 1.76   4,920,894          0.75 0.20 - 0.45      4.83 - 5.13
Putnam VT Multi-Cap Growth   2011     165,569        0.90     149,235          0.32 0.20 - 0.25   (5.28) - (5.25)
  Investment Option          2010     177,018        0.95     168,449          0.34 0.20 - 0.25    19.27 - 19.30
  (Commenced 2/16/2009)      2009     196,248 0.79 - 0.80     156,523          0.38 0.20 - 0.25            33.00
Royce Micro-Cap Investment   2011   2,643,944 1.55 - 1.56   4,123,530          2.32 0.15 - 0.25 (12.35) - (12.23)
  Option                     2010   2,469,394 1.77 - 1.78   4,390,270          1.89 0.20 - 0.25    29.61 - 29.69
                             2009   1,906,024        1.37   2,612,674            -- 0.20 - 0.25    57.77 - 57.79
                             2008   1,050,038        0.87     912,539          0.73 0.15 - 0.25 (43.44) - (43.33)
                             2007   4,128,060        1.54   6,343,196          0.72 0.15 - 0.20      3.78 - 3.79
Royce Small-Cap Investment   2011   6,838,809 1.44 - 1.45   9,928,402          0.32 0.15 - 0.25   (3.54) - (3.46)
  Option                     2010   7,811,677 1.50 - 1.51  11,744,727          0.12 0.15 - 0.25    20.26 - 20.40
                             2009   8,011,958 1.24 - 1.25  10,011,781            -- 0.15 - 0.25    34.78 - 34.99
                             2008   8,351,658 0.92 - 0.93   7,731,864          1.27 0.15 - 0.45 (27.47) - (27.32)
                             2007   4,791,185        1.27   6,094,441          0.05 0.20 - 0.25   (2.38) - (2.30)

METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                   AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------- ---------------------------------------------
                                                                                    EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------- ---------- ------------- ----------- -------------------
UIF Emerging Markets Equity   2011  2,966,013        1.71  5,063,487          0.34        0.25           (18.44)
  Investment Option           2010  5,701,882        2.09 11,932,117          0.53        0.25            18.72
  (Commenced 11/10/2008 and   2009  3,183,329        1.76  5,610,897            --        0.25            69.52
  began transactions in 2009)
Vanguard VIF Diversified      2011    465,467 1.61 - 1.63    754,457          2.03 0.25 - 0.45      3.41 - 3.61
  Value Investment Option     2010    512,623        1.57    802,355          2.38        0.35             8.91
                              2009    500,448 1.43 - 1.45    718,941          8.62 0.25 - 0.45    26.37 - 26.62
                              2008  5,394,944 1.13 - 1.14  6,155,719          3.78 0.25 - 0.45 (36.41) - (36.31)
                              2007 10,524,214 1.78 - 1.79 18,862,855          1.87 0.20 - 0.45      3.43 - 3.70
Vanguard VIF Equity Index     2011    955,048        1.39  1,331,675          1.65 0.25 - 0.45             1.53
  Investment Option           2010  1,054,675        1.37  1,447,742          2.07        0.35            14.51
                              2009  1,094,224 1.19 - 1.21  1,311,678          5.45 0.25 - 0.45    25.90 - 26.15
                              2008  9,473,287 0.95 - 0.96  9,052,170          0.47 0.25 - 0.45 (37.23) - (37.11)
                              2007 17,278,773 1.51 - 1.52 26,263,243          1.56 0.25 - 0.45      4.87 - 5.12
Vanguard VIF Short-Term       2011    182,228 1.33 - 1.34    244,526          3.62 0.35 - 0.45      1.60 - 1.67
  Investment-Grade Investment 2010    239,843        1.32    316,580          3.27        0.35             4.85
  Option                      2009    202,670 1.25 - 1.26    255,135          4.37        0.35    13.32 - 13.42
                              2008    163,308        1.10    180,233          5.61        0.45            (3.83)
                              2007    198,302        1.15    227,710          0.89        0.45             5.51

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized policy expenses of each of the applicable Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Option.

This page is intentionally left blank.

            CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE POLICY
          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000 POLICY
               CORPORATE OWNED VARIABLE UNIVERSAL LIFE III POLICY
                             CORPORATE SELECT POLICY
           CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY

                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                                      (SAI)

                                      DATED

                                 APRIL 30, 2012

                                       FOR

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                                  (REGISTRANT)

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (DEPOSITOR)

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies and MetLife Insurance Company of Connecticut. You should read this SAI in conjunction with the prospectuses dated April 30, 2012 for the Corporate Owned Variable Universal Life Insurance Policies ("the Policies"). The defined terms used in this SAI are as defined in the prospectus.

Copies of the prospectuses may be obtained by writing to MetLife-Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or by calling 1-908-253-1400 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                   ITEM
                                                                                   ----
GENERAL INFORMATION AND HISTORY.................................................     3
  The Depositor.................................................................     3
  State Regulation..............................................................     3
  The Registrant................................................................     3
  Registration Statement........................................................     3
  The Custodian.................................................................     3
UNDERWRITING AND DISTRIBUTION AGREEMENTS........................................     3
  Distribution and Principal Underwriting Agreement.............................     3
  Compensation..................................................................     4
VALUATION OF ASSETS.............................................................     4
  Investment Options............................................................     4
  The Contract Value............................................................     4
  Accumulation Unit Value.......................................................     5
CALCULATION OF MONEY MARKET YIELD...............................................     5
ADDITIONAL INFORMATION ABOUT POLICY CHARGES.....................................     5
  Special Purchase Plans........................................................     5
  Underwriting Procedures.......................................................     6
  Increases and Decreases in Stated Amount......................................     6
ADDITIONAL FEDERAL TAX CONSIDERATIONS...........................................     6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     6
FINANCIAL STATEMENTS............................................................     7

                         GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. MetLife Insurance Company of Connecticut, (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, and its telephone number is (860) 656-3000.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its affiliates and subsidiaries, is a leading provider of insurance and other financial services to a broad spectrum of individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. MetLife Insurance Company of Connecticut sponsors a separate account: The MetLife of CT Fund UL III for Variable Life Insurance (Fund UL
III). Fund UL III was established under the laws of Connecticut on January 15, 1999. Fund UL III is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "a separate account." Separate accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENT. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.

                    UNDERWRITING AND DISTRIBUTION AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see "Distribution & Compensation"). Additional information is provided below.

MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years.

                         MLIDC UNDERWRITING COMMISSIONS


                                        UNDERWRITING COMMISSIONS PAID TO MLIDC   AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                BY THE COMPANY                        RETAINED BY MLIDC
----                                    --------------------------------------   ----------------------------------
2011..................................                $2,645,431                                 $0
2010..................................                $2,036,855                                 $0
2009..................................                $1,838,506                                 $0



The Policies are offered on a continuous basis. MLIDC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and MLIDC from the Funds.

                               VALUATION OF ASSETS

INVESTMENT OPTIONS. The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to
(a) minus (b), divided by (c) where:

               (a) = investment income plus capital gains and losses (whether realized or unrealized);

               (b) = any deduction for applicable taxes (presently zero); and

               (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.

                   ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender and risk class.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable and that an insurable interest continues to exist. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

When we increase the Stated Amount we issue an additional insurance segment. Each insurance segment has its own issue age, risk class and in certain instances, charges. After an increase in Stated Amount, different cost of insurance rates may apply to different segments of Stated Amount. If this happens we will attribute your Cash Value proportionately to each segment to compute our insurance risk and to calculate the cost of insurance charge. In addition, premiums received after an increase in Stated Amount has been effective will not be added together with premium received before the requested increase for purposes of determining the Sales Expense Charge.

                      ADDITIONAL FEDERAL TAX CONSIDERATIONS

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the Fund may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for variable policy contract owners, including losing the benefit of tax deferral.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                              FINANCIAL STATEMENTS

The financial statements of MetLife Insurance Company of Connecticut follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policy and should not be considered as bearing on the investment performance of the Separate Account.

ITEM 8.FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                                                                  PAGE
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................   F-2
Financial Statements at December 31, 2011 and 2010 and for the Years Ended December 31, 2011,
  2010, and 2009:
 Consolidated Balance Sheets.....................................................................   F-3
 Consolidated Statements of Operations...........................................................   F-4
 Consolidated Statements of Stockholders' Equity.................................................   F-5
 Consolidated Statements of Cash Flows...........................................................   F-6
 Notes to the Consolidated Financial Statements..................................................   F-7
Financial Statement Schedules at December 31, 2011 and 2010 and for the Years Ended December 31,
  2011, 2010, and 2009:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.. F-138
 Schedule II -- Condensed Financial Information of Registrant.................................... F-139
 Schedule III -- Consolidated Supplementary Insurance Information................................ F-143
 Schedule IV -- Consolidated Reinsurance......................................................... F-145

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2011. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2012

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                            2011       2010
                                                         ---------- ----------
 ASSETS
 Investments:
  Fixed maturity securities available-for-sale, at
   estimated fair value (amortized cost: $44,215 and
   $44,132, respectively)............................... $   47,781 $   44,924
  Equity securities available-for-sale, at estimated
   fair value (cost: $295 and $427, respectively).......        252        405
  Other securities, at estimated fair value.............      3,665      2,247
  Mortgage loans (net of valuation allowances of $61
   and $87, respectively; includes $3,138 and $6,840,
   respectively, at estimated fair value, relating to
   variable interest entities)..........................      9,800     12,730
  Policy loans..........................................      1,203      1,190
  Real estate and real estate joint ventures............        503        501
  Other limited partnership interests...................      1,696      1,538
  Short-term investments, principally at estimated fair
   value................................................      2,578      1,235
  Other invested assets, principally at estimated fair
   value................................................      3,373      1,716
                                                         ---------- ----------
   Total investments....................................     70,851     66,486
 Cash and cash equivalents, principally at estimated
  fair value............................................        745      1,928
 Accrued investment income (includes $14 and $31,
  respectively, relating to variable interest entities).        568        559
 Premiums, reinsurance and other receivables............     20,223     17,008
 Deferred policy acquisition costs and value of
  business acquired.....................................      4,876      5,099
 Current income tax recoverable.........................        140         38
 Deferred income tax assets.............................         --        356
 Goodwill...............................................        953        953
 Other assets...........................................        856        839
 Separate account assets................................     72,559     61,619
                                                         ---------- ----------
   Total assets......................................... $  171,771 $  154,885
                                                         ========== ==========
 LIABILITIES AND STOCKHOLDERS' EQUITY
 LIABILITIES
 Future policy benefits................................. $   25,483 $   23,198
 Policyholder account balances..........................     42,075     39,291
 Other policy-related balances..........................      2,989      2,652
 Payables for collateral under securities loaned and
  other transactions....................................      8,079      8,103
 Long-term debt (includes $3,065 and $6,773,
  respectively, at estimated fair value, relating to
  variable interest entities)...........................      3,857      7,568
 Deferred income tax liability..........................      1,172         --
 Other liabilities (includes $14 and $31, respectively,
  relating to variable interest entities)...............      5,384      4,503
 Separate account liabilities...........................     72,559     61,619
                                                         ---------- ----------
   Total liabilities....................................    161,598    146,934
                                                         ---------- ----------
 CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
 STOCKHOLDERS' EQUITY
 Common stock, par value $2.50 per share; 40,000,000
  shares authorized; 34,595,317 shares issued and
  outstanding at December 31, 2011 and 2010.............         86         86
 Additional paid-in capital.............................      6,673      6,719
 Retained earnings......................................      1,657        934
 Accumulated other comprehensive income (loss)..........      1,757        212
                                                         ---------- ----------
   Total stockholders' equity...........................     10,173      7,951
                                                         ---------- ----------
   Total liabilities and stockholders' equity........... $  171,771 $  154,885
                                                         ========== ==========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                              2011      2010      2009
                                                                            --------  --------  --------
REVENUES
Premiums................................................................... $  1,828  $  1,067  $  1,312
Universal life and investment-type product policy fees.....................    1,956     1,639     1,380
Net investment income......................................................    3,083     3,157     2,335
Other revenues.............................................................      508       503       598
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (42)     (103)     (552)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (5)       53       165
 Other net investment gains (losses).......................................       82       200      (448)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       35       150      (835)
 Net derivative gains (losses).............................................    1,119        58    (1,031)
                                                                            --------  --------  --------
     Total revenues........................................................    8,529     6,574     3,759
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................    2,660     1,905     2,065
Interest credited to policyholder account balances.........................    1,189     1,271     1,301
Other expenses.............................................................    2,919     2,321     1,207
                                                                            --------  --------  --------
     Total expenses........................................................    6,768     5,497     4,573
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,761     1,077      (814)
Provision for income tax expense (benefit).................................      521       320      (368)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                    -------------------------------------------
                                                                                                     FOREIGN
                                             ADDITIONAL             NET UNREALIZED   OTHER-THAN-     CURRENCY
                                      COMMON  PAID-IN    RETAINED     INVESTMENT      TEMPORARY    TRANSLATION     TOTAL
                                       STOCK   CAPITAL    EARNINGS   GAINS (LOSSES)   IMPAIRMENTS   ADJUSTMENTS    EQUITY
                                      ------ ----------  ---------  ---------------  ------------  ------------  ---------
Balance at December 31, 2008.........  $  86   $  6,719   $    965        $  (2,682)       $   --       $  (154) $   4,934
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                           22                            (22)                      --
Comprehensive income (loss):
 Net loss............................                         (446)                                                   (446)
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (14)                                   (14)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         2,103           (61)                   2,042
   Foreign currency translation
    adjustments, net of income tax...                                                                        45         45
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                2,073
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,627
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2009.........     86      6,719        541             (593)          (83)         (109)     6,561
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                          (34)              23            11                       --
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at January 1, 2010...........     86      6,719        507             (570)          (72)         (109)     6,561
Dividend paid to MetLife.............                         (330)                                                   (330)
Comprehensive income (loss):
 Net income..........................                          757                                                     757
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (70)                                   (70)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,028            21                    1,049
   Foreign currency translation
    adjustments, net of income tax...                                                                       (16)       (16)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                  963
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,720
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2010.........     86      6,719        934              388           (51)         (125)     7,951
Dividend paid to MetLife.............                         (517)                                                   (517)
Capital contribution.................                 1                                                                  1
Return of capital (Note 12)..........               (47)                                                               (47)
Comprehensive income (loss):
 Net income..........................                        1,240                                                   1,240
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           225                                    225
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,356           (23)                   1,333
   Foreign currency translation
    adjustments, net of income tax...                                                                       (13)       (13)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                1,545
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                2,785
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2011.........  $  86   $  6,673   $  1,657        $   1,969        $  (74)      $  (138) $  10,173
                                       =====   ========   ========        =========        ======       =======  =========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                               2011        2010        2009
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)......................................................................... $     1,240  $      757  $     (446)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses..................................................          37          41          29
  Amortization of premiums and accretion of discounts associated with investments, net....        (152)       (259)       (198)
  (Gains) losses on investments and derivatives and from sales of businesses, net.........      (1,183)       (300)      1,866
  (Income) loss from equity method investments, net of dividends or distributions.........         (23)        (39)        130
  Interest credited to policyholder account balances......................................       1,189       1,271       1,301
  Universal life and investment-type product policy fees..................................      (1,956)     (1,639)     (1,380)
  Change in other securities..............................................................      (1,483)     (1,199)       (597)
  Change in accrued investment income.....................................................          51          31         (29)
  Change in premiums, reinsurance and other receivables...................................      (1,288)     (3,284)     (2,307)
  Change in deferred policy acquisition costs, net........................................        (182)       (138)       (559)
  Change in income tax recoverable (payable)..............................................         565         208        (303)
  Change in other assets..................................................................       1,386       1,041         449
  Change in insurance-related liabilities and policy-related balances.....................       2,307       1,952       1,648
  Change in other liabilities.............................................................         406       2,072        (166)
  Other, net..............................................................................          30           3          --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) operating activities.......................................         944         518        (562)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
   Fixed maturity securities..............................................................      17,348      17,748      13,076
   Equity securities......................................................................         168         131         141
   Mortgage loans.........................................................................         993         964         444
   Real estate and real estate joint ventures.............................................          26          18           4
   Other limited partnership interests....................................................         256         123         142
  Purchases of:
   Fixed maturity securities..............................................................     (17,439)    (19,342)    (16,192)
   Equity securities......................................................................         (27)        (39)        (74)
   Mortgage loans.........................................................................      (1,357)     (1,468)       (783)
   Real estate and real estate joint ventures.............................................         (72)       (117)        (31)
   Other limited partnership interests....................................................        (378)       (363)       (203)
  Cash received in connection with freestanding derivatives...............................         397          97         239
  Cash paid in connection with freestanding derivatives...................................        (478)       (155)       (449)
  Issuances of loans to affiliates........................................................        (430)         --          --
  Net change in policy loans..............................................................         (13)         (1)          3
  Net change in short-term investments....................................................      (1,347)        554       1,445
  Net change in other invested assets.....................................................         (22)       (194)         16
  Other, net..............................................................................           1          --          (2)
                                                                                           -----------  ----------  ----------
Net cash used in investing activities.....................................................      (2,374)     (2,044)     (2,224)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits................................................................................      20,496      24,910      20,783
  Withdrawals.............................................................................     (19,404)    (23,700)    (20,067)
Net change in payables for collateral under securities loaned and other transactions......         (24)        934        (702)
Net change in short-term debt.............................................................          --          --        (300)
Long-term debt repaid.....................................................................        (385)       (878)         --
Financing element on certain derivative instruments.......................................         129         (44)        (53)
Return of capital.........................................................................         (47)         --          --
Dividends on common stock.................................................................        (517)       (330)         --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) financing activities.......................................         248         892        (339)
                                                                                           -----------  ----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.          (1)        (12)         43
                                                                                           -----------  ----------  ----------
Change in cash and cash equivalents.......................................................      (1,183)       (646)     (3,082)
Cash and cash equivalents, beginning of year..............................................       1,928       2,574       5,656
                                                                                           -----------  ----------  ----------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................................... $       745  $    1,928  $    2,574
                                                                                           ===========  ==========  ==========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:.............................................
  Interest................................................................................ $       406  $      479  $       73
                                                                                           ===========  ==========  ==========
  Income tax.............................................................................. $       (47) $      122  $      (63)
                                                                                           ===========  ==========  ==========
Non-cash transactions during the year:....................................................
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $         5  $       28  $       --
                                                                                           ===========  ==========  ==========
  Long-term debt issued in exchange for certain other invested assets..................... $        --  $       45  $       --
                                                                                           ===========  ==========  ==========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

  BUSINESS

   "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

   A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

   The accounting policies for the Company's principal investments are as follows:

   Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

   Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

   Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment- sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

   The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale."

   Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
(ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or
(ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

   With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

   Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

   The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

   (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

   (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

   The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

   In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the fair value option ("FVO") has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances ("PABs") through interest credited to policyholder account balances. Changes in estimated fair value of these other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

   Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

   Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

      Mortgage loans are considered to be impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

      For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

      Commercial and Agricultural Mortgage Loans -- All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

      For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

      Mortgage Loans Modified in a Troubled Debt Restructuring. For a small portion of the portfolio, classified as troubled debt restructurings, concessions are granted related to the borrowers' financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

   Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

   Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

   Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates, leveraged leases, tax credit partnerships and investments in insurance enterprise joint ventures.

   Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

   Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

   Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method.

   Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

   Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgments about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests, and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary.

   The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

   For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

   Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

   The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those (i) in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits; and
(ii) in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

   The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

   Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

   When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

Fair Value

   As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

  Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

  Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2011 and 2010.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $153 million and $131 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $83 million and $67 million at December 31, 2011 and 2010, respectively. Related amortization expense was $17 million, $25 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

   The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

   The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

   The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

   The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

   Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value (with or without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

   The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

   See Note 6 for discussion of goodwill impairment testing during 2011.

  Liability for Future Policy Benefits and PABs

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

   The Company began selling participating traditional life insurance policies in 2011. Such policies are 90% reinsured. Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).

   Participating business represented approximately 1% of the Company's life insurance in-force at December 31, 2011. Participating policies represented approximately 10% of gross life insurance premiums for the year ended December 31, 2011.

   Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

   Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 8%.

   Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

   Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

   Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

   The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

   PABs relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 10%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Variable Annuity Guaranteed Minimum Benefits

   The Company issues, directly and through assumed reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e.,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

   These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

   Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

   GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

   The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

   Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

   These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the consolidated balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policy-Related Balances

   Other policy-related balances include policy and contract claims, unearned revenue liabilities and policyholder dividends due and unpaid.

   The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

   The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

   Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies. Such liability is presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

   Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

   The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Revenues

   Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

   The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

    (i)future taxable income exclusive of reversing temporary differences and carryforwards;

   (ii)future reversals of existing taxable temporary differences;

  (iii)taxable income in prior carryback years; and

   (iv)tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties and related parties.

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

   The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

   Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

   Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment type product policy fees in the consolidated statements of operations.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

   Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

   Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

   Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

   As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

   Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million --
U.S. corporate securities and $13 million -- CMBS. As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

   Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

  Business Combinations and Noncontrolling Interests

   Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

   As the Company did not have a minority interest, the adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

   Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
       (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

   Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220):

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

   In December 2011, the FASB issued new guidance regarding derecognition of in substance real estate (ASU 2011-10 Property, Plant and Equipment (Topic 360):
Derecognition of in Substance Real Estate - a Scope Clarification (a consensus of the FASB Emerging Issues Task Force), effective for fiscal years, and interim periods within those fiscal years, beginning on or after June 15, 2012. The amendments should be applied prospectively to deconsolidation events occurring after the effective date. Under the amendments in ASU 2011-10, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of a default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in the first quarter of 2012.

   In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011- 04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, Other Assets and Deferred Costs--Capitalized Advertising Costs, are met. As a result, certain direct marketing, sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in the first quarter of 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $650 million to $750 million and total equity will be reduced by approximately $450 million to $500 million, net of income tax, as of the date of adoption.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2. INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                              DECEMBER 31, 2011
                                            ----------------------------------------------------
                                                          GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI  ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES FAIR VALUE  TOTAL
                                            --------- -------- --------- ------ ---------- -----
                                                                (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  16,018 $  1,550    $  229 $   --  $  17,339  36.3 %
Foreign corporate securities...............     7,958      649       114     --      8,493  17.8
U.S. Treasury and agency securities........     6,832    1,217         1     --      8,048  16.8
RMBS.......................................     6,478      330       189    125      6,494  13.6
CMBS.......................................     2,128      115        16     --      2,227   4.7
State and political subdivision securities.     1,891      222        58     --      2,055   4.3
ABS........................................     1,875       45        42     --      1,878   3.9
Foreign government securities..............     1,035      215         3     --      1,247   2.6
                                            --------- --------    ------ ------  --------- -----
 Total fixed maturity securities........... $  44,215 $  4,343    $  652 $  125  $  47,781 100.0 %
                                            ========= ========    ====== ======  ========= =====
EQUITY SECURITIES:
Common stock............................... $     148 $     11    $   13 $   --  $     146  57.9 %
Non-redeemable preferred stock.............       147        3        44     --        106  42.1
                                            --------- --------    ------ ------  --------- -----
 Total equity securities................... $     295 $     14    $   57 $   --  $     252 100.0 %
                                            ========= ========    ====== ======  ========= =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2010
                                            -----------------------------------------------------
                                                           GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI   ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES  FAIR VALUE  TOTAL
                                            --------- -------- --------- ------  ---------- -----
                                                                 (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  14,860 $    816  $    302  $  --   $  15,374  34.2 %
Foreign corporate securities...............     8,095      502       127     --       8,470  18.8
U.S. Treasury and agency securities........     7,665      143       132     --       7,676  17.1
RMBS.......................................     7,101      203       260     88       6,956  15.5
CMBS.......................................     2,203      113        39     --       2,277   5.1
State and political subdivision securities.     1,755       22       131     --       1,646   3.7
ABS (1)....................................     1,629       44        53     (2)      1,622   3.6
Foreign government securities..............       824       81         2     --         903   2.0
                                            --------- --------  --------  -----   --------- -----
 Total fixed maturity securities........... $  44,132 $  1,924  $  1,046  $  86   $  44,924 100.0 %
                                            ========= ========  ========  =====   ========= =====
EQUITY SECURITIES:
Common stock............................... $     121 $     17  $      1  $  --   $     137  33.8 %
Non-redeemable preferred stock.............       306        9        47     --         268  66.2
                                            --------- --------  --------  -----   --------- -----
 Total equity securities................... $     427 $     26  $     48  $  --   $     405 100.0 %
                                            ========= ========  ========  =====   ========= =====

--------
(1)OTTI losses as presented above represent the noncredit portion of OTTI losses that is included in accumulated other comprehensive income (loss). OTTI losses include both the initial recognition of noncredit losses, and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that were previously noncredit loss impaired. The noncredit loss component of OTTI losses for ABS was in an unrealized gain (loss) position of $2 million at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

   The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $36 million with unrealized gains (losses) of ($2) million and $2 million at December 31, 2011 and 2010, respectively.

   The Company held foreign currency derivatives with notional amounts of $946 million and $807 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

   Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

   The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than the government securities summarized in the table below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholders' equity at:

                                                                 DECEMBER 31,
                                                               -----------------
                                                                 2011      2010
                                                               --------  --------
                                                               CARRYING VALUE (1)
                                                               -----------------
                                                                 (IN MILLIONS)
U.S. Treasury and agency fixed maturity securities............ $  8,048  $  7,676
U.S. Treasury and agency fixed-income securities included in:
 Short-term investments....................................... $  2,186  $    935
 Cash equivalents............................................. $    108  $  1,287

--------
(1)Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

   Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2011 and 2010.

   Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                      DECEMBER 31,
                                        -----------------------------------------
                                                2011                 2010
                                        -------------------- --------------------
                                        AMORTIZED ESTIMATED  AMORTIZED ESTIMATED
                                          COST    FAIR VALUE   COST    FAIR VALUE
                                        --------- ---------- --------- ----------
                                                      (IN MILLIONS)
Due in one year or less................ $   2,946  $   2,970 $   1,874  $   1,889
Due after one year through five years..     8,648      9,022     9,340      9,672
Due after five years through ten years.     7,905      8,606     7,829      8,333
Due after ten years....................    14,235     16,584    14,156     14,175
                                        ---------  --------- ---------  ---------
 Subtotal..............................    33,734     37,182    33,199     34,069
RMBS, CMBS and ABS.....................    10,481     10,599    10,933     10,855
                                        ---------  --------- ---------  ---------
 Total fixed maturity securities....... $  44,215  $  47,781 $  44,132  $  44,924
                                        =========  ========= =========  =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

   As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                             YEARS ENDED DECEMBER 31,
                                                                           ---------------------------
                                                                             2011     2010      2009
                                                                           --------  ------  ---------
                                                                                  (IN MILLIONS)
Fixed maturity securities................................................. $  3,690  $  878  $  (1,019)
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................     (125)    (86)      (141)
                                                                           --------  ------  ---------
   Total fixed maturity securities........................................    3,565     792     (1,160)
Equity securities.........................................................      (41)    (21)       (35)
Derivatives...............................................................      239    (109)        (4)
Short-term investments....................................................       (2)     (2)       (10)
Other.....................................................................       (5)     (3)        (3)
                                                                           --------  ------  ---------
   Subtotal...............................................................    3,756     657     (1,212)
                                                                           --------  ------  ---------
Amounts allocated from:
 Insurance liability loss recognition.....................................     (325)    (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................        9       5         12
 DAC and VOBA.............................................................     (532)   (126)       151
                                                                           --------  ------  ---------
   Subtotal...............................................................     (848)   (154)       163
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............       42      30         46
Deferred income tax benefit (expense).....................................   (1,055)   (196)       327
                                                                           --------  ------  ---------
Net unrealized investment gains (losses).................................. $  1,895  $  337  $    (676)
                                                                           ========  ======  =========

   The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss), were as follows:

                                                           DECEMBER 31,
                                                        -----------------
                                                          2011      2010
                                                        --------  -------
                                                          (IN MILLIONS)
     Balance, beginning of period...................... $    (86) $  (141)
     Noncredit OTTI losses recognized (1)..............        5      (53)
     Transferred to retained earnings (2)..............       --       16
     Securities sold with previous noncredit OTTI loss.       26       28
     Subsequent changes in estimated fair value........      (70)      64
                                                        --------  -------
     Balance, end of period............................ $  (125)  $   (86)
                                                        ========  =======

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $8 million and ($44) million for the years ended December 31, 2011 and 2010, respectively.

(2)Amounts transferred to retained earnings were in connection with the adoption of guidance related to the consolidation of VIEs as described in
   Note 1.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                         -----------------------------
                                                                           2011      2010       2009
                                                                         --------  --------  ---------
                                                                                 (IN MILLIONS)
Balance, beginning of period............................................ $    337  $   (676) $  (2,682)
Cumulative effect of change in accounting principles, net of income tax.       --        34        (22)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................      (39)       39       (105)
Unrealized investment gains (losses) during the year....................    3,138     1,778      3,974
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................     (292)      (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)........................        4        (7)        10
 DAC and VOBA...........................................................     (406)     (277)      (765)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)...........       12       (11)        34
Deferred income tax benefit (expense)...................................     (859)     (510)    (1,120)
                                                                         --------  --------  ---------
Balance, end of period.................................................. $  1,895  $    337  $    (676)
                                                                         ========  ========  =========
Change in net unrealized investment gains (losses)...................... $  1,558  $  1,013  $   2,006
                                                                         ========  ========  =========

CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

   The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        DECEMBER 31, 2011
                                                  --------------------------------------------------------------
                                                                       EQUAL TO OR GREATER
                                                  LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                                  -------------------- -------------------- --------------------
                                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                                    VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                                  --------- ---------- --------- ---------- --------- ----------
                                                            (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities........................  $  1,699     $   71  $    786    $   158  $  2,485    $   229
Foreign corporate securities.....................     1,213         68       162         46     1,375        114
U.S. Treasury and agency securities..............       118         --        20          1       138          1
RMBS.............................................       784        114       972        200     1,756        314
CMBS.............................................       152          4       111         12       263         16
State and political subdivision securities.......         6         --       367         58       373         58
ABS..............................................       803         12       261         30     1,064         42
Foreign government securities....................        70          3         4         --        74          3
                                                   --------     ------  --------    -------  --------    -------
 Total fixed maturity securities.................  $  4,845     $  272  $  2,683    $   505  $  7,528    $   777
                                                   ========     ======  ========    =======  ========    =======
EQUITY SECURITIES:
Common stock.....................................  $     35     $   13  $     --    $    --  $     35    $    13
Non-redeemable preferred stock...................        32         16        59         28        91         44
                                                   --------     ------  --------    -------  --------    -------
 Total equity securities.........................  $     67     $   29  $     59    $    28  $    126    $    57
                                                   ========     ======  ========    =======  ========    =======
Total number of securities in an unrealized loss
  position.......................................       808                  479
                                                   ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................  $  1,956     $   56  $  1,800    $   246 $   3,756   $    302
Foreign corporate securities................       727         24       816        103     1,543        127
U.S. Treasury and agency securities.........     2,857        113        85         19     2,942        132
RMBS........................................     2,235         62     1,606        286     3,841        348
CMBS........................................        68          1       237         38       305         39
State and political subdivision securities..       716         36       352         95     1,068        131
ABS.........................................       238          2       352         49       590         51
Foreign government securities...............        49          1         9          1        58          2
                                              --------     ------  --------    ------- ---------   --------
 Total fixed maturity securities............  $  8,846     $  295  $  5,257    $   837 $  14,103   $  1,132
                                              ========     ======  ========    ======= =========   ========
EQUITY SECURITIES:
Common stock................................  $      9     $    1  $     --    $    -- $       9   $      1
Non-redeemable preferred stock..............        26          5       187         42       213         47
                                              --------     ------  --------    ------- ---------   --------
 Total equity securities....................  $     35     $    6  $    187    $    42 $     222   $     48
                                              ========     ======  ========    ======= =========   ========
Total number of securities in an unrealized
  loss position.............................       759                  637
                                              ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                               DECEMBER 31, 2011
                                             ------------------------------------------------------------------
                                             COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                             ---------------------- ---------------------   --------------------
                                             LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                20%        MORE        20%         MORE        20%       MORE
                                             ---------   --------   ---------     ------    ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................  $  4,205   $    762      $  137     $  213          652       81
Six months or greater but less than nine
  months....................................       507        137          36         42           91       13
Nine months or greater but less than twelve
  months....................................       131         24           8          6           21        4
Twelve months or greater....................     2,180        359         197        138          373       40
                                              --------     --------    ------       ------
 Total......................................  $  7,023   $  1,282      $  378     $  399
                                              ========     ========    ======       ======
Percentage of amortized cost................                                5%        31%
                                                                       ======       ======
EQUITY SECURITIES:
Less than six months........................  $     59   $     85      $    6     $   42           17       11
Six months or greater but less than nine
  months....................................        --         --          --         --           --       --
Nine months or greater but less than twelve
  months....................................         8         --           1         --            1       --
Twelve months or greater....................        14         17           1          7            6        4
                                              --------     --------    ------       ------
 Total......................................  $     81   $    102      $    8     $   49
                                              ========     ========    ======       ======
Percentage of cost..........................                               10%        48%
                                                                       ======       ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                            DECEMBER 31, 2010
                                          ------------------------------------------------------------------
                                          COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                          ---------------------- ---------------------   --------------------
                                          LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                             20%        MORE        20%         MORE        20%       MORE
                                          ---------   --------   ---------     ------    ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................... $   8,882   $    439      $  268     $  109          686       43
Six months or greater but less than nine
  months.................................       152         40           6         13           30       10
Nine months or greater but less than
  twelve months..........................        48         25           2         11           11        3
Twelve months or greater.................     4,768        881         450        273          475      101
                                            ---------   --------    ------       ------
 Total................................... $  13,850   $  1,385      $  726     $  406
                                            =========   ========    ======       ======
Percentage of amortized cost.............                                5%        29%
                                                                    ======       ======
EQUITY SECURITIES:
Less than six months..................... $      31   $     30      $    4     $    7            8       12
Six months or greater but less than nine
  months.................................        --          3          --          1           --        1
Nine months or greater but less than
  twelve months..........................         5          7          --          2            1        1
Twelve months or greater.................       150         44          18         16           12        5
                                            ---------   --------    ------       ------
 Total................................... $     186   $     84      $   22     $   26
                                            =========   ========    ======       ======
Percentage of cost.......................                               12%        31%
                                                                    ======       ======

   Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $16 million at December 31, 2010 to $7 million at December 31, 2011. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all of the equity securities with gross unrealized losses of 20% or more for twelve months or greater at December 31, 2011 were financial services industry investment grade non-redeemable preferred stock, of which 29% were rated A or better.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $834 million and $1.2 billion at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                         DECEMBER 31,
                                                    -----------------
                                                       2011      2010
                                                    -------   -------
        SECTOR:
        RMBS.......................................      38 %      30 %
        U.S. corporate securities..................      27        26
        Foreign corporate securities...............      14        11
        State and political subdivision securities.       7        11
        ABS........................................       5         4
        CMBS.......................................       2         3
        U.S. Treasury and agency securities........      --        11
        Other......................................       7         4
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======
        INDUSTRY:
        Mortgage-backed............................      40 %      33 %
        Finance....................................      24        19
        State and political subdivision securities.       7        11
        Consumer...................................       7         5
        Asset-backed...............................       5         4
        Communications.............................       4         2
        Utility....................................       3         3
        Industrial.................................       1         1
        U.S. Treasury and agency securities........      --        11
        Other......................................       9        11
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

   The following table presents fixed maturity and equity securities, each with gross unrealized losses of greater than $10 million, the number of securities, total gross unrealized losses and percentage of total gross unrealized losses at:

                                                                    DECEMBER 31,
                                             ---------------------------------------------------------
                                                         2011                          2010
                                             ---------------------------   ---------------------------
                                             FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                               SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                             --------------   ----------   --------------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities........................              9            1               15           --
Total gross unrealized losses...............   $        152      $    12     $        210      $    --
Percentage of total gross unrealized losses.             20 %         22 %             19 %         -- %

   Fixed maturity and equity securities, each with gross unrealized losses greater than $10 million, decreased $46 million during the year ended
December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

   As of December 31, 2011, $186 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $186 million, $124 million, or 67%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $186 million, $62 million, or 33%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to RMBS (primarily alternative residential mortgage loans), and U.S. and foreign corporate securities (primarily industrial, financial services and utility industry securities) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale" for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

   In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents certain information about the Company's equity securities available-for-sale with gross unrealized losses of 20% or more at December 31, 2011:

                                                             NON-REDEEMABLE PREFERRED STOCK
                               -----------------------------------------------------------------------------------------
                                    ALL TYPES OF                                INVESTMENT GRADE
                    ALL EQUITY     NON-REDEEMABLE      -----------------------------------------------------------------
                    SECURITIES     PREFERRED STOCK             ALL INDUSTRIES             FINANCIAL SERVICES INDUSTRY
                    ---------- ---------------------   -----------------------------  ----------------------------------
                      GROSS      GROSS     % OF ALL        GROSS        % OF ALL          GROSS                   % A
                    UNREALIZED UNREALIZED   EQUITY      UNREALIZED   NON-REDEEMABLE    UNREALIZED    % OF ALL   RATED OR
                      LOSSES     LOSSES   SECURITIES      LOSSES     PREFERRED STOCK     LOSSES     INDUSTRIES   BETTER
                    ---------- ---------- ----------   ------------- ---------------  ------------- ----------  --------
                              (IN MILLIONS)            (IN MILLIONS)                  (IN MILLIONS)
Less than six
  months...........   $     42   $     34        81 %      $      11             32 %      $     11       100 %      73 %
Six months or
  greater but less
  than twelve
  months...........         --         --        -- %             --             -- %            --        -- %      -- %
Twelve months
  or greater.......          7          7        100 %             7            100 %             7       100 %      29 %
                      --------   --------                  ---------                       --------
All equity
  securities with
  gross
  unrealized
  losses of 20%
  or more..........   $     49   $     41        84 %      $      18             44 %      $     18       100 %      56 %
                      ========   ========                  =========                       ========

   In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

   With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

   Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

   Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


OTHER SECURITIES

   The table below presents certain information about the Company's other securities.

                                                            DECEMBER 31,
                                                        ---------------------
                                                           2011       2010
                                                        ---------- ----------
                                                            (IN MILLIONS)
   FVO general account securities...................... $       49 $        7
   FVO contractholder-directed unit-linked investments.      3,616      2,240
                                                        ---------- ----------
    Total other securities -- at estimated fair value.. $    3,665 $    2,247
                                                        ========== ==========

   See Note 1 for discussion of FVO contractholder-directed unit-linked investments. See "-- Net Investment Income" for the net investment income recognized on other securities and the related changes in estimated fair value subsequent to purchase included in net investment income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                                           YEARS ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                           2011     2010       2009
                                                                         -------  --------  ---------
                                                                                 (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized............................................ $   (42) $   (103) $    (552)
Less: Noncredit portion of OTTI losses transferred to and recognized in
  other comprehensive income (loss).....................................      (5)       53        165
                                                                         -------  --------  ---------
 Net OTTI losses on fixed maturity securities recognized in
   earnings.............................................................     (47)      (50)      (387)
 Fixed maturity securities -- net gains (losses) on sales and
   disposals............................................................      81       123       (115)
                                                                         -------  --------  ---------
   Total gains (losses) on fixed maturity securities....................      34        73       (502)
Other net investment gains (losses):
 Equity securities......................................................     (21)       28       (119)
 Mortgage loans.........................................................      26       (18)       (32)
 Real estate and real estate joint ventures.............................      (1)      (21)       (61)
 Other limited partnership interests....................................      (5)      (13)       (72)
 Other investment portfolio gains (losses)..............................      (9)       10          4
                                                                         -------  --------  ---------
     Subtotal -- investment portfolio gains (losses)....................      24        59       (782)
FVO CSEs -- changes in estimated fair value:
 Commercial mortgage loans..............................................     (84)      758         --
 Long-term debt -- related to commercial mortgage loans.................      93      (734)        --
 Other gains (losses)...................................................       2        67        (53)
                                                                         -------  --------  ---------
     Subtotal FVO CSEs and other gains (losses).........................      11        91        (53)
                                                                         -------  --------  ---------
       Total net investment gains (losses).............................. $    35  $    150  $    (835)
                                                                         =======  ========  =========

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($7) million, $78 million and ($45) million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                          YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                       ------------------------------  ------------------------ ------------------------------
                          2011       2010      2009     2011    2010     2009      2011       2010      2009
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
                          FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                       ------------------------------  -----------------------  ------------------------------
                                                            (IN MILLIONS)
Proceeds.............. $  11,634  $  12,434  $  8,766  $  190  $  109  $   113  $  11,824  $  12,543  $  8,879
                       =========  =========  ========  ======  ======  =======  =========  =========  ========
Gross investment
 gains................ $     182  $     244  $    180  $    9  $   31  $     6  $     191  $     275  $    186
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Gross investment
 losses...............      (101)      (121)     (295)    (22)     (1)     (28)      (123)      (122)     (323)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Total OTTI losses
 recognized in
 earnings:
  Credit-related......       (38)       (47)     (348)     --      --       --        (38)       (47)     (348)
  Other (1)...........        (9)        (3)      (39)     (8)     (2)     (97)       (17)        (5)     (136)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
    Total OTTI
     losses
     recognized in
     earnings.........       (47)       (50)     (387)     (8)     (2)     (97)       (55)       (52)     (484)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Net investment gains
 (losses)............. $      34  $      73  $   (502) $  (21) $   28  $  (119) $      13  $     101  $   (621)
                       =========  =========  ========  ======  ======  =======  =========  =========  ========

--------

(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

   Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2011    2010     2009
                                                          -----   -----   ------
                                                            (IN MILLIONS)
   Sector:
   U.S. and foreign corporate securities -- by industry:
    Communications....................................... $  11   $   4   $   88
    Finance..............................................     9       7       84
    Industrial...........................................     2      --       18
    Consumer.............................................    --      10       53
    Utility..............................................    --       2        6
                                                            -----   -----   ------
      Total U.S. and foreign corporate securities........    22      23      249
   RMBS..................................................    17      18       40
   ABS...................................................     5       1       29
   CMBS..................................................     3       8       69
                                                            -----   -----   ------
      Total.............................................. $  47   $  50   $  387
                                                            =====   =====   ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                          2011    2010    2009
                                                         ------  ------  -------
                                                             (IN MILLIONS)
 Sector:
 Non-redeemable preferred stock......................... $    6  $   --  $    92
 Common stock...........................................      2       2        5
                                                          ------  ------  -------
  Total................................................. $    8  $    2  $    97
                                                          ======  ======  =======
 Industry:
  Financial services industry:
    Perpetual hybrid securities......................... $    6  $   --  $    72
    Common and remaining non-redeemable preferred stock.     --      --        3
                                                          ------  ------  -------
      Total financial services industry.................      6      --       75
  Other industries......................................      2       2       22
                                                          ------  ------  -------
      Total............................................. $    8  $    2  $    97
                                                          ======  ======  =======

CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(LOSS)

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                   YEARS ENDED DECEMBER 31,
                                                                                   -----------------------
                                                                                      2011         2010
                                                                                   ---------    ---------
                                                                                       (IN MILLIONS)
Balance, at January 1,............................................................ $      63    $     213
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired.......................................................................         6           11
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired.......................................................................        17           10
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI........................................       (7)          (67)
 Securities de-recognized in connection with the adoption of new guidance related
   to the consolidation of VIEs...................................................        --         (100)
 Securities impaired to net present value of expected future cash flows...........       (22)          (1)
 Increases in cash flows -- accretion of previous credit loss OTTI................        (2)          (3)
                                                                                     ---------   ---------
Balance, at December 31,.......................................................... $      55    $      63
                                                                                     =========   =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                             ---------------------------
                                                               2011     2010      2009
                                                             -------- --------  --------
                                                                    (IN MILLIONS)
Investment income:
Fixed maturity securities................................... $  2,147 $  2,120  $  2,094
Equity securities...........................................       10       16        27
Other securities -- FVO general account securities (1)......        1       --        --
Mortgage loans..............................................      347      301       239
Policy loans................................................       63       67        80
Real estate and real estate joint ventures..................       24      (24)     (120)
Other limited partnership interests.........................      176      190        17
Cash, cash equivalents and short-term investments...........        5        9        16
International joint ventures................................        4       (6)       (4)
Other.......................................................        3        3        (2)
                                                             -------- --------  --------
   Subtotal.................................................    2,780    2,676     2,347
 Less: Investment expenses..................................      100       97       109
                                                             -------- --------  --------
   Subtotal, net............................................    2,680    2,579     2,238
                                                             -------- --------  --------
Other securities -- FVO contractholder-directed unit-linked
  investments (1)...........................................       71      167        97
FVO CSEs -- Commercial mortgage loans.......................      332      411        --
                                                             -------- --------  --------
   Subtotal.................................................      403      578        97
                                                             -------- --------  --------
     Net investment income.................................. $  3,083 $  3,157  $  2,335
                                                             ======== ========  ========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

Other securities - FVO general account securities.......... $    2  $   -- $   1
Other securities - FVO contractholder-directed unit-linked
  investments.............................................. $  (11) $  121 $  89

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and service charges included in the table above.

  SECURITIES LENDING

   As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Elements of the securities lending program are presented below at:

                                                           DECEMBER 31,
                                                        -------------------
                                                          2011      2010
                                                        --------- ---------
                                                           (IN MILLIONS)
    Securities on loan: (1)
     Amortized cost.................................... $   5,307 $   6,992
     Estimated fair value.............................. $   6,451 $   7,054
    Cash collateral on deposit from counterparties (2). $   6,456 $   7,138
    Security collateral on deposit from counterparties. $     137 $      --
    Reinvestment portfolio -- estimated fair value..... $   6,295 $   6,916

--------
(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

   Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

   Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                DECEMBER 31,
                                                               ---------------
                                                                2011    2010
                                                               ------- -------
                                                                (IN MILLIONS)

  Invested assets on deposit (1).............................. $    51 $    55
  Invested assets pledged as collateral (2)...................     897     525
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   948 $   580
                                                               ======= =======

--------
(1)The Company has invested assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

(2)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 7), and derivative transactions (see
   Note 3).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  MORTGAGE LOANS

   Mortgage loans are summarized as follows at:

                                                         DECEMBER 31,
                                         -------------------------------------------
                                                  2011                   2010
                                         --------------------   --------------------
                                           CARRYING      % OF     CARRYING      % OF
                                             VALUE       TOTAL      VALUE       TOTAL
                                         -------------  -----   -------------  -----
                                         (IN MILLIONS)          (IN MILLIONS)
Mortgage loans:
 Commercial.............................    $    5,390   55.0 %   $     4,635   36.4 %
 Agricultural...........................         1,333   13.6           1,342   10.6
                                            ----------  -----     -----------  -----
   Subtotal.............................         6,723   68.6           5,977   47.0
 Valuation allowances...................           (61)  (0.6)            (87)  (0.7)
                                            ----------  -----     -----------  -----
   Subtotal mortgage loans, net.........         6,662   68.0           5,890   46.3
 Commercial mortgage loans held by CSEs.         3,138   32.0           6,840   53.7
                                            ----------  -----     -----------  -----
   Total mortgage loans, net............    $    9,800  100.0 %   $    12,730  100.0 %
                                            ==========  =====     ===========  =====

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above and the decrease in commercial mortgage loans held by CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                    COMMERCIAL AGRICULTURAL    TOTAL
                                                    ---------- ------------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      5,367         1,333      6,700
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      5,390         1,333      6,723
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         15            --         15
  Non-specifically identified credit losses........         43             3         46
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         58             3         61
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    5,332    $    1,330 $    6,662
                                                    ==========    ========== ==========

DECEMBER 31, 2010:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      4,612         1,342      5,954
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      4,635         1,342      5,977
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         23            --         23
  Non-specifically identified credit losses........         61             3         64
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         84             3         87
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    4,551    $    1,339 $    5,890
                                                    ==========    ========== ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the changes in the valuation allowance, by portfolio segment:

                                       MORTGAGE LOAN VALUATION ALLOWANCES
                                     -------------------------------------
                                      COMMERCIAL  AGRICULTURAL    TOTAL
                                     -----------  ------------ -----------
                                                 (IN MILLIONS)
     Balance at January 1, 2009..... $        44    $        2 $        46
     Provision (release)............          35             1          36
     Charge-offs, net of recoveries.          (5)           --          (5)
                                     -----------    ---------- -----------
     Balance at December 31, 2009...          74             3          77
     Provision (release)............          16            --          16
     Charge-offs, net of recoveries.          (6)           --          (6)
                                     -----------    ---------- -----------
     Balance at December 31, 2010...          84             3          87
     Provision (release)............         (26)           --         (26)
     Charge-offs, net of recoveries.          --            --          --
                                     -----------    ---------- -----------
     Balance at December 31, 2011... $        58    $        3 $        61
                                     ===========    ========== ===========

   Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                         COMMERCIAL
                       -----------------------------------------------------------------------------
                                       RECORDED INVESTMENT
                       --------------------------------------------------
                        DEBT SERVICE COVERAGE RATIOS
                       ------------------------------                         ESTIMATED
                       > 1.20X  1.00X - 1.20X < 1.00X  TOTAL   % OF TOTAL    FAIR VALUE   % OF TOTAL
                       -------- ------------- ------- -------- ----------   ------------- ----------
                                    (IN MILLIONS)                           (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $      135  $  210 $  3,669       68.1 %      $  3,888       69.9 %
65% to 75%............      719            54      52      825       15.3             852       15.3
76% to 80%............      199            --      26      225        4.2             221        4.0
Greater than 80%......      452           181      38      671       12.4             602       10.8
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,694    $      370  $  326 $  5,390      100.0 %      $  5,563      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%......... $  2,051    $       11  $   34 $  2,096       45.2 %      $  2,196       47.1 %
65% to 75%............      824            99     148    1,071       23.1           1,099       23.6
76% to 80%............      301            29       7      337        7.3             347        7.4
Greater than 80%......      828           163     140    1,131       24.4           1,018       21.9
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,004    $      302  $  329 $  4,635      100.0 %      $  4,660      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below. The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2011 and 2010.

                                             AGRICULTURAL
                              -----------------------------------------
                                             DECEMBER 31,
                              -----------------------------------------
                                      2011                  2010
                              -------------------   -------------------
                                RECORDED     % OF     RECORDED     % OF
                               INVESTMENT    TOTAL   INVESTMENT    TOTAL
                              ------------- -----   ------------- -----
                              (IN MILLIONS)         (IN MILLIONS)
       Loan-to-value ratios:
       Less than 65%.........      $  1,129  84.7 %      $  1,289  96.0 %
       65% to 75%............           142  10.7              53   4.0
       76% to 80%............            62   4.6              --    --
                                   -------- -----        -------- -----
        Total................      $  1,333 100.0 %      $  1,342 100.0 %
                                   ======== =====        ======== =====

   Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

                                                     GREATER THAN 90 DAYS PAST DUE
                           PAST DUE                     STILL ACCRUING INTEREST                NONACCRUAL STATUS
              ----------------------------------- ----------------------------------- -----------------------------------
              DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (IN MILLIONS)
Commercial...       $        --      $         --       $        --       $        --       $        --      $          1
Agricultural.                --                 7                --                --                --                 6
                    -----------      ------------       -----------       -----------       -----------      ------------
 Total.......       $        --      $          7       $        --       $        --       $        --      $          7
                    ===========      ============       ===========       ===========       ===========      ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at:

                                                IMPAIRED MORTGAGE LOANS
                    --------------------------------------------------------------------------------
                                                                LOANS WITHOUT
                        LOANS WITH A VALUATION ALLOWANCE     A VALUATION ALLOWANCE ALL IMPAIRED LOANS
                    ---------------------------------------- --------------------  ------------------
                     UNPAID                                   UNPAID                UNPAID
                    PRINCIPAL  RECORDED  VALUATION  CARRYING PRINCIPAL   RECORDED  PRINCIPAL CARRYING
                     BALANCE  INVESTMENT ALLOWANCES  VALUE    BALANCE   INVESTMENT  BALANCE   VALUE
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
                                                      (IN MILLIONS)
DECEMBER 31, 2011:
Commercial.........   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
Agricultural.......        --         --         --       --        --          --        --       --
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
                      =======  =========  ========= ========   =======   =========   =======  =======
DECEMBER 31, 2010:
Commercial.........   $    23  $      23  $      23 $     --   $    --   $      --   $    23  $    --
Agricultural.......        --         --         --       --         7           7         7        7
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      23 $     --   $     7   $       7   $    30  $     7
                      =======  =========  ========= ========   =======   =========   =======  =======

   Unpaid principal balance is generally prior to any charge-offs.

   The average investment in impaired mortgage loans, including those modified in a troubled debt restructuring, and the related interest income, by portfolio segment, for the years ended December 31, 2011 and 2010, and for all mortgage loans for the year ended December 31, 2009 was:

                                                  IMPAIRED MORTGAGE LOANS
                                       ----------------------------------------------
                                       AVERAGE INVESTMENT INTEREST INCOME RECOGNIZED
                                       ------------------ ---------------------------
                                                           CASH BASIS   ACCRUAL BASIS
                                                          ------------- -------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
 Commercial...........................    $            29    $        2   $        --
 Agricultural.........................                  4            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            33    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
 Commercial...........................    $            45    $        2   $        --
 Agricultural.........................                 13            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            58    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2009..    $            32    $        2   $        --
                                          ===============    ==========   ===========

   Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one commercial mortgage loan modified during the period in a troubled debt restructuring with a pre-modification and post-modification carrying value of $15 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

   Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                   -----------------------------------------
                                                           2011                  2010
                                                   -------------------   -------------------
                                                     CARRYING     % OF     CARRYING     % OF
                                                       VALUE      TOTAL      VALUE      TOTAL
                                                   ------------- -----   ------------- -----
                                                   (IN MILLIONS)         (IN MILLIONS)
Traditional.......................................  $      208    41.4 %   $    105     21.0 %
Real estate joint ventures and funds..............         293    58.2          368     73.4
                                                    ----------   -----     --------    -----
 Real estate and real estate joint ventures.......         501    99.6          473     94.4
Foreclosed (commercial and agricultural)..........           2     0.4           28      5.6
                                                    ----------   -----     --------    -----
 Total real estate and real estate joint ventures.  $      503   100.0 %   $    501    100.0 %
                                                    ==========   =====     ========    =====

   The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

   Properties acquired through foreclosure were $5 million and $28 million for the years ended December 31, 2011 and 2010, respectively, and include commercial and agricultural properties. There were no properties acquired through foreclosure for the year ended 2009. After the Company acquires properties through foreclosure, it evaluates whether the properties are appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2011 and 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

   The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $27 million and $22 million at December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $5 million, $4 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Impairments recognized on real estate and real estate joint ventures were $1 million, $20 million and $61 million for the years ended December 31, 2011, 2010 and 2009, respectively. There was no real estate held-for-sale at December 31, 2011 and 2010. The carrying value of non-income producing real estate was $4 million and $5 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER LIMITED PARTNERSHIP INTERESTS

   The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.7 billion and $1.5 billion at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $409 million and $380 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $2 million, $11 million and $66 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.0 billion as of December 31, 2011. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2011, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $173.1 billion and $134.3 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $13.7 billion and $12.7 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $7.1 billion, $14.0 billion and $13.4 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER INVESTED ASSETS

   The following table presents the carrying value of the Company's other invested assets by type at:

                                                                             DECEMBER 31,
                                                              -----------------------------------------
                                                                      2011                  2010
                                                              -------------------   -------------------
                                                                CARRYING     % OF     CARRYING     % OF
                                                                  VALUE      TOTAL      VALUE      TOTAL
                                                              ------------- -----   ------------- -----
                                                              (IN MILLIONS)         (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.    $    2,766  82.0 %    $    1,520  88.6 %
Loans to affiliates..........................................           430  12.8              --    --
Leveraged leases, net of non-recourse debt...................            64   1.9              56   3.3
Tax credit partnerships......................................            61   1.8              92   5.3
Joint venture investments....................................            52   1.5              46   2.7
Other........................................................            --    --               2   0.1
                                                                 ---------- -----      ---------- -----
 Total.......................................................    $    3,373 100.0 %    $    1,716 100.0 %
                                                                 ========== =====      ========== =====

   See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates. See "-- Leveraged Leases" for the composition of leveraged leases. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

   Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  DECEMBER 31,
                                                  ------------
                                                   2011   2010
                                                  -----  -----
                                                  (IN MILLIONS)
                 Rental receivables, net......... $  92  $  92
                 Estimated residual values.......    14     14
                                                  -----  -----
                  Subtotal.......................   106    106
                 Unearned income.................   (42)   (50)
                                                  -----  -----
                  Investment in leveraged leases. $  64  $  56
                                                  =====  =====

   Rental receivables are generally due in periodic installments. The remaining payment periods were 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $35 million and $4 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                            --------------------------
                                                                             2011      2010    2009
                                                                            ------     -----   -----
                                                                                  (IN MILLIONS)
Net income from investment in leveraged leases............................. $    8     $  --   $  --
Less: Income tax expense on leveraged leases...............................     (3)       --      --
                                                                               ------    -----   -----
Net investment income after income tax from investment in leveraged leases. $    5     $  --   $  --
                                                                               ======    =====   =====

  CASH EQUIVALENTS

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $583 million and $1.8 billion at December 31, 2011 and 2010, respectively.

  PURCHASED CREDIT IMPAIRED INVESTMENTS

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The table below presents the purchased credit impaired fixed maturity securities held at:

                                                          DECEMBER 31,
                                                          ------------
                                                           2011   2010
                                                          ------  -----
                                                          (IN MILLIONS)
          Outstanding principal and interest balance (1). $  560  $  20
          Carrying value (2)............................. $  418  $  19

--------
(1)Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents information about purchased credit impaired fixed maturity securities acquired during the periods, as of their respective acquisition dates:

                                                             DECEMBER 31,
                                                             ------------
                                                              2011   2010
                                                             ------  -----
                                                             (IN MILLIONS)
       Contractually required payments (including interest). $  882  $  24
       Cash flows expected to be collected (1).............. $  761  $  24
       Fair value of investments acquired................... $  449  $  19

--------
(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on purchased credit impaired fixed maturity securities for:

                                                            DECEMBER 31,
                                                            -------------
                                                             2011   2010
                                                            ------  -----
                                                            (IN MILLIONS)
       Accretable yield, January 1,........................ $    5  $  --
       Investments purchased...............................    312      5
       Accretion recognized in earnings....................     (9)    --
       Reclassification (to) from nonaccretable difference.     12     --
                                                            ------  -----
       Accretable yield, December 31,...................... $  320  $   5
                                                            ======  =====

  VARIABLE INTEREST ENTITIES

   The Company holds investments in certain entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2011 and 2010. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31,
                                                                 -----------------
                                                                   2011     2010
                                                                 -------- --------
                                                                   (IN MILLIONS)
CONSOLIDATED SECURITIZATION ENTITIES: (1)
ASSETS:
 Mortgage loans held-for-investment (commercial mortgage loans). $  3,138 $  6,840
 Accrued investment income......................................       14       31
                                                                 -------- --------
   Total assets................................................. $  3,152 $  6,871
                                                                 ======== ========
LIABILITIES:
 Long-term debt................................................. $  3,065 $  6,773
 Other liabilities..............................................       14       31
                                                                 -------- --------
   Total liabilities............................................ $  3,079 $  6,804
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in the former QSPEs of $59 million and $64 million at estimated fair value at December 31, 2011 and 2010, respectively. The long-term debt presented above bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next six years. Interest expense related to these obligations, included in other expenses, was $322 million and $402 million for the years ended December 31, 2011 and 2010, respectively. The Company sold certain of these CMBS investments in the third quarter of 2011, resulting in the deconsolidation of such entities and their related mortgage loans held-for-investment and long-term debt.

   The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                              DECEMBER 31,
                                               -------------------------------------------
                                                       2011                  2010
                                               --------------------- ---------------------
                                                           MAXIMUM               MAXIMUM
                                               CARRYING   EXPOSURE   CARRYING   EXPOSURE
                                                AMOUNT   TO LOSS (1)  AMOUNT   TO LOSS (1)
                                               --------- ----------- --------- -----------
                                                              (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS(2)...................................... $   6,494   $   6,494 $   6,956   $   6,956
 CMBS(2)......................................     2,227       2,227     2,277       2,277
 ABS(2).......................................     1,878       1,878     1,622       1,622
 U.S. corporate securities....................       424         424       336         336
 Foreign corporate securities.................       234         234       348         348
Other limited partnership interests...........     1,302       1,982     1,192       1,992
Real estate joint ventures....................        22          26        10          35
                                               ---------   --------- ---------   ---------
   Total...................................... $  12,581   $  13,265 $  12,741   $  13,566
                                               =========   ========= =========   =========

--------
(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

  RELATED PARTY INVESTMENT TRANSACTIONS

   In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      YEARS ENDED DECEMBER 31,
                                                                     -------------------------
                                                                      2011     2010     2009
                                                                     ------- -------- --------
                                                                           (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates... $    -- $    582 $    717
Amortized cost of assets transferred to affiliates.................. $    -- $    533 $    769
Net investment gains (losses) recognized on transfers............... $    -- $     49 $    (52)
Estimated fair value of invested assets transferred from affiliates. $    33 $     46 $    143

   During 2011 and 2009, the Company loaned $110 million and $200 million, respectively, to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company, which are included in mortgage loans. The carrying value of these loans was $307 million and $199 million at December 31, 2011, and 2010, respectively. The 2011 loan of $110 million bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. Of the amount loaned in 2009, $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $14 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

   During 2011, the Company issued loans totaling $430 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. These loans were outstanding at December 31, 2011, and are included in other invested assets. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from these loans was $8 million for the year ended December 31, 2011.

   The Company receives investment administrative services from an affiliate. These investment administrative service charges were $67 million, $56 million and $47 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had affiliated net investment income of less than $1 million, ($2) million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3. DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

   See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

   See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                    DECEMBER 31,
                                            -------------------------------------------------------------
                                                         2011                           2010
                                            ------------------------------ ------------------------------
                                                         ESTIMATED FAIR                 ESTIMATED FAIR
                                                           VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                          NOTIONAL  -------------------- NOTIONAL  --------------------
RISK EXPOSURE          INSTRUMENT TYPE       AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
------------------  ----------------------- --------- -------- ----------- --------- -------- -----------
                                                                    (IN MILLIONS)
Interest rate       Interest rate swaps.... $  13,074 $  1,418    $    427 $   9,102 $    658    $    252
                    Interest rate floors...     7,986      330         152     7,986      127          62
                    Interest rate caps.....    10,133       19          --     7,158       29           1
                    Interest rate futures..     3,766       10           1     1,966        5           7
                    Interest rate forwards.       620      128          --       695       --          71
Foreign currency    Foreign currency swaps.     1,792      297          62     2,561      585          68
                    Foreign currency
                      forwards.............       149        9          --       151        4           1
Credit              Credit default swaps...     2,426       18          28     1,324       15          22
Equity market       Equity futures.........     1,007        4          --        93       --          --
                    Equity options.........     2,111      482          --       733       77          --
                    Variance swaps.........     2,430       51           8     1,081       20           8
                    Total rate of return
                      swaps................       129       --           2        --       --          --
                                            --------- --------    -------- --------- --------    --------
                     Total................. $  45,623 $  2,766    $    680 $  32,850 $  1,520    $    492
                                            ========= ========    ======== ========= ========    ========

--------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                   REMAINING LIFE
                            ------------------------------------------------------------
                                                        AFTER FIVE
                                        AFTER ONE YEAR     YEARS
                            ONE YEAR OR  THROUGH FIVE   THROUGH TEN  AFTER TEN
                               LESS         YEARS          YEARS       YEARS     TOTAL
                            ----------- -------------- ------------- --------- ---------
                                                       (IN MILLIONS)
Interest rate swaps........ $      901   $     3,589    $    2,976   $  5,608  $  13,074
Interest rate floors.......         --         6,936         1,050         --      7,986
Interest rate caps.........      1,750         7,880           503         --     10,133
Interest rate futures......      3,766            --            --         --      3,766
Interest rate forwards.....        210           410            --         --        620
Foreign currency swaps.....        523           599           281        389      1,792
Foreign currency forwards..        149            --            --         --        149
Credit default swaps.......         12         2,414            --         --      2,426
Equity futures.............      1,007            --            --         --      1,007
Equity options.............         75         1,011         1,025         --      2,111
Variance swaps.............        270         1,086         1,074         --      2,430
Total rate of return swaps.        129            --            --         --        129
                            ----------   -----------    ----------   --------  ---------
 Total..................... $    8,792   $    23,925    $    6,909   $  5,997  $  45,623
                            ==========   ===========    ==========   ========  =========

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

   Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

   Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   The Company writes covered call options on its portfolio of U.S. Treasury securities as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

   Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

   Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  HEDGING

   The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                     DECEMBER 31,
                                               ---------------------------------------------------------
                                                           2011                         2010
                                               ----------------------------- ---------------------------
                                                              ESTIMATED                   ESTIMATED
                                                              FAIR VALUE                  FAIR VALUE
                                                NOTIONAL  ------------------ NOTIONAL ------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
---------------------------------------------   --------  ------ ----------- -------- ------ -----------
                                                                     (IN MILLIONS)
        Fair value hedges:
         Foreign currency swaps............... $      598 $  188     $    19 $    787 $  334    $     18
         Interest rate swaps..................        311     35           6      193     11          15
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................        909    223          25      980    345          33
                                               ---------- ------     ------- -------- ------    --------
        Cash flow hedges:
         Foreign currency swaps...............        445     31          12      295     15          11
         Interest rate swaps..................        355     96          --      575      1          45
         Interest rate forwards...............        620    128          --      695     --          71
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................      1,420    255          12    1,565     16         127
                                               ---------- ------     ------- -------- ------    --------
           Total qualifying hedges............ $    2,329 $  478     $    37 $  2,545 $  361    $    160
                                               ========== ======     ======= ======== ======    ========

   The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                           DECEMBER 31,
                                   -------------------------------------------------------------
                                                2011                           2010
                                   ------------------------------ ------------------------------
                                                  ESTIMATED                      ESTIMATED
                                                  FAIR VALUE                     FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT  NOTIONAL  -------------------- NOTIONAL  --------------------
QUALIFYING AS HEDGING INSTRUMENTS   AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
---------------------------------  --------- -------- ----------- --------- -------- -----------
                                                           (IN MILLIONS)
 Interest rate swaps.............. $  12,408 $  1,287    $    421 $   8,334 $    646    $    192
 Interest rate floors.............     7,986      330         152     7,986      127          62
 Interest rate caps...............    10,133       19          --     7,158       29           1
 Interest rate futures............     3,766       10           1     1,966        5           7
 Foreign currency swaps...........       749       78          31     1,479      236          39
 Foreign currency forwards........       149        9          --       151        4           1
 Credit default swaps.............     2,426       18          28     1,324       15          22
 Equity futures...................     1,007        4          --        93       --          --
 Equity options...................     2,111      482          --       733       77          --
 Variance swaps...................     2,430       51           8     1,081       20           8
 Total rate of return swaps.......       129       --           2        --       --          --
                                   --------- --------    -------- --------- --------    --------
  Total non-designated or
    non-qualifying derivatives.... $  43,294 $  2,288    $    643 $  30,305 $  1,159    $    332
                                   ========= ========    ======== ========= ========    ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET DERIVATIVE GAINS (LOSSES)

   The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2011    2010      2009
                                                -------- ------  ---------
                                                       (IN MILLIONS)
    Derivatives and hedging gains (losses) (1). $    846 $  (74) $    (717)
    Embedded derivatives.......................      273    132       (314)
                                                -------- ------  ---------
     Total net derivative gains (losses)....... $  1,119 $   58  $  (1,031)
                                                ======== ======  =========

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives for the:

                                                       YEARS ENDED DECEMBER 31,
                                                       ---------------------
                                                        2011      2010   2009
                                                       -------   ------ ------
                                                           (IN MILLIONS)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $   (1)
   Interest credited to policyholder account balances.      41       37     40
  Non-qualifying hedges:
   Net derivative gains (losses)......................      83        6     (8)
                                                       -------   ------ ------
     Total............................................ $   126   $   45 $   31
                                                       =======   ====== ======

  FAIR VALUE HEDGES

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
(ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses):

                                                       NET DERIVATIVE   NET DERIVATIVE  INEFFECTIVENESS
                                                       GAINS (LOSSES)   GAINS (LOSSES)   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE  HEDGED ITEMS IN FAIR VALUE    RECOGNIZED     RECOGNIZED FOR  NET DERIVATIVE
HEDGING RELATIONSHIPS        HEDGING RELATIONSHIPS     FOR DERIVATIVES   HEDGED ITEMS   GAINS (LOSSES)
-------------------------  --------------------------  ---------------  --------------  ---------------
                                                                         (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps:       Fixed maturity securities..      $       (7)     $        5       $       (2)
                           PABs (1)...................              36             (38)              (2)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (52)             30              (22)
                                                            ----------      ----------       ----------
 Total...............................................       $      (23)     $       (3)      $      (26)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:       Fixed maturity securities..      $       (1)     $        1       $       --
                           PABs (1)...................             (13)              8               (5)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (38)             14              (24)
                                                            ----------      ----------       ----------
 Total...............................................       $      (52)     $       23       $      (29)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:       Fixed maturity securities..      $        6      $       (6)      $       --
                           PABs (1)...................              (8)              4               (4)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             111            (117)              (6)
                                                            ----------      ----------       ----------
 Total...............................................       $      109      $     (119)      $      (10)
                                                            ==========      ==========       ==========

--------
(1)Fixed rate liabilities.

(2)Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

related to such discontinued cash flow hedges was $1 million. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant. There were no amounts reclassified into net derivative gains (losses) for the year ended December 31, 2009 related to such discontinued cash flow hedges.

   At December 31, 2011 and 2010, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

   The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                                       YEARS ENDED DECEMBER 31,
                                                                                       ----------------------
                                                                                        2011      2010    2009
                                                                                       ------   -------  -----
                                                                                            (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,.................. $ (109)  $    (1) $  20
Gains (losses) deferred in other comprehensive income (loss) on the effective portion
  of cash flow hedges.................................................................    357      (107)   (44)
Amounts reclassified to net derivative gains (losses).................................     (9)       (1)    23
                                                                                       ------   -------  -----
Accumulated other comprehensive income (loss), balance at December 31,................ $  239   $  (109) $  (1)
                                                                                       ======   =======  =====

   At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                             AMOUNT OF GAINS           AMOUNT AND LOCATION
                            (LOSSES) DEFERRED           OF GAINS (LOSSES)              AMOUNT AND LOCATION
                          IN ACCUMULATED OTHER          RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW  COMPREHENSIVE INCOME   ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS     (LOSS) ON DERIVATIVES  INCOME (LOSS) INTO INCOME (LOSS)        ON DERIVATIVES
------------------------  ---------------------  --------------------------------  ---------------------------
                                                                                    (INEFFECTIVE PORTION AND
                                                                                      AMOUNT EXCLUDED FROM
                           (EFFECTIVE PORTION)         (EFFECTIVE PORTION)           EFFECTIVENESS TESTING)
                          ---------------------  --------------------------------  ---------------------------
                                                          NET DERIVATIVE                 NET DERIVATIVE
                                                          GAINS (LOSSES)                 GAINS (LOSSES)
                                                 --------------------------------  ---------------------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps......      $            132        $                        1        $                  --
Foreign currency swaps...                    17                                (2)                          --
Interest rate forwards...                   208                                 9                            1
Credit forwards..........                    --                                 1                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            357        $                        9        $                   1
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps......      $            (44)       $                       --        $                  --
Foreign currency swaps...                    (6)                               (3)                          --
Interest rate forwards...                   (71)                                4                           (1)
Credit forwards..........                    14                                --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $           (107)       $                        1        $                  (1)
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps......      $             --        $                       --        $                  --
Foreign currency swaps...                   (58)                              (36)                          --
Interest rate forwards...                    17                                13                           --
Credit forwards..........                    (3)                               --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            (44)       $                      (23)       $                  --
                               ================        ==========================        =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures, TRRs and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates;
(vii) basis swaps to better match the cash flows of assets and related liabilities; (viii) inflation swaps to reduce risk generated from inflation-indexed liabilities; (ix) covered call options for income generation; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                          NET       POLICYHOLDER
                                       NET DERIVATIVE  INVESTMENT     BENEFITS
                                       GAINS (LOSSES)  INCOME (1)  AND CLAIMS (2)
                                       --------------  ----------  --------------
                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
  Interest rate swaps.................   $        511   $      --     $        --
  Interest rate floors................            114          --              --
  Interest rate caps..................            (41)         --              --
  Interest rate futures...............            118          --              --
  Equity futures......................            (70)         --              (4)
  Foreign currency swaps..............             27          --              --
  Foreign currency forwards...........             --          --              --
  Equity options......................             82          (7)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             (1)         --              --
  Variance swaps......................             33          --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        773   $      (7)    $        (4)
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps.................   $         51   $      --     $        --
  Interest rate floors................             20          --              --
  Interest rate caps..................             (9)         --              --
  Interest rate futures...............            (22)         --              --
  Equity futures......................            (12)         --              --
  Foreign currency swaps..............            (31)         --              --
  Foreign currency forwards...........              2          --              --
  Equity options......................            (30)         (7)             --
  Interest rate options...............             (3)         --              --
  Interest rate forwards..............              1          --              --
  Variance swaps......................             (6)         --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        (39)  $      (7)    $        --
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Interest rate swaps.................   $       (149)  $      --     $        --
  Interest rate floors................           (265)         --              --
  Interest rate caps..................              4          --              --
  Interest rate futures...............            (37)         --              --
  Equity futures......................            (71)         --              --
  Foreign currency swaps..............             (3)         --              --
  Foreign currency forwards...........             (4)         --              --
  Equity options......................           (121)         (1)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             --          --              --
  Variance swaps......................            (40)         --              --
  Credit default swaps................            (50)         --              --
                                         ------------   ---------     -----------
    Total.............................   $       (736)  $      (1)    $        --
                                         ============   =========     ===========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT DERIVATIVES

   In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $912 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $11 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $13 million to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                                    DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                                    2011                                    2010
                                                   --------------------------------------- --------------------------------------
                                                                  MAXIMUM                                MAXIMUM
                                                   ESTIMATED       AMOUNT                  ESTIMATED      AMOUNT
                                                   FAIR VALUE    OF FUTURE      WEIGHTED   FAIR VALUE   OF FUTURE      WEIGHTED
                                                   OF CREDIT   PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED             DEFAULT    CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                               SWAPS       SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
-------------------------------------------------  ----------  -------------- ------------ ---------- -------------- ------------
                                                         (IN MILLIONS)                           (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps (corporate)......   $      2    $        212          4.3    $     1   $         45          3.6
Credit default swaps referencing indices..........         --             661          3.1         11            679          3.7
                                                     --------    ------------                 -------   ------------
Subtotal..........................................          2             873          3.4         12            724          3.7
                                                     --------    ------------                 -------   ------------
Baa
Single name credit default swaps (corporate)......         (6)            434          4.6         --              5          3.0
Credit default swaps referencing indices..........         (7)            793          4.8          1            183          5.0
                                                     --------    ------------                 -------   ------------
Subtotal..........................................        (13)          1,227          4.7          1            188          5.0
                                                     --------    ------------                 -------   ------------
Total.............................................   $    (11)   $      2,100          4.2    $    13   $        912          4.0
                                                     ========    ============                 =======   ============

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT RISK ON FREESTANDING DERIVATIVES

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

   The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

   The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $1.6 billion and $965 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had received collateral consisting of various securities with a fair market value of $315 million and $3 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

   The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                        ESTIMATED
                                      FAIR VALUE OF
                                        COLLATERAL       FAIR VALUE OF INCREMENTAL
                                      PROVIDED: (2)      COLLATERAL PROVIDED UPON:
                                      -------------- ----------------------------------
                                                                   DOWNGRADE IN THE
                                                     ONE NOTCH COMPANY'S CREDIT RATING
                                                     DOWNGRADE TO A LEVEL THAT TRIGGERS
                       ESTIMATED                      IN THE        FULL OVERNIGHT
                   FAIR VALUE (1) OF                 COMPANY'S   COLLATERALIZATION OR
                   DERIVATIVES IN NET FIXED MATURITY  CREDIT        TERMINATION OF
                   LIABILITY POSITION   SECURITIES    RATING   THE DERIVATIVE POSITION
                   ------------------ -------------- --------- ------------------------
                                              (IN MILLIONS)
DECEMBER 31, 2011.    $            14    $         9 $       1      $                10
DECEMBER 31, 2010.    $            96    $        58 $      11      $                62

--------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2011 and 2010, the Company did not provide any cash collateral.

   Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $143 million. At December 31, 2011, the Company provided securities collateral of $9 million in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $134 million. This amount does not consider gross derivative assets of $129 million for which the Company has the contractual right of offset.

   The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2011 and 2010, the Company provided cash collateral for exchange-traded futures of $140 million and $25 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; ceded reinsurance written on a funds withheld basis; and options embedded in debt or equity securities.

   The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                              ----------------
                                                                2011     2010
                                                              --------  ------
                                                                (IN MILLIONS)
 Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits.......................... $  2,815  $  936
  Options embedded in debt or equity securities..............       (2)     (2)
                                                              --------  ------
    Net embedded derivatives within asset host contracts..... $  2,813  $  934
                                                              ========  ======
 Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits......................... $  1,363  $  254
  Assumed guaranteed minimum benefits........................        4      --
  Funds withheld on ceded reinsurance........................      416       5
                                                              --------  ------
    Net embedded derivatives within liability host contracts. $  1,783  $  259
                                                              ========  ======

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 YEARS ENDED DECEMBER 31,
                                                 ---------------------
                                                  2011     2010    2009
                                                 ------   ------ -------
                                                     (IN MILLIONS)
         Net derivative gains (losses) (1), (2). $  273   $  132 $  (314)

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $354 million, ($153) million and ($567) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($476) million, $210 million and $816 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4. FAIR VALUE

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

   The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       DECEMBER 31, 2011
                                     ----------------------------------------------------------
                                     FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                     -----------------------------------------------
                                      QUOTED PRICES IN    SIGNIFICANT
                                     ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                      IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                      AND LIABILITIES       INPUTS        INPUTS       FAIR
                                         (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                     ------------------   -----------  ------------  ----------
                                                         (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.......... $               --    $   15,907  $      1,432  $   17,339
 Foreign corporate securities.......                 --         7,913           580       8,493
 U.S. Treasury and agency
   securities.......................              4,326         3,722            --       8,048
 RMBS...............................                 --         6,255           239       6,494
 CMBS...............................                 --         2,080           147       2,227
 State and political subdivision
   securities.......................                 --         2,032            23       2,055
 ABS................................                 --         1,658           220       1,878
 Foreign government securities......                 --         1,245             2       1,247
                                       ------------------  ----------   ------------ ----------
   Total fixed maturity securities..              4,326        40,812         2,643      47,781
                                       ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.......................                 51            74            21         146
 Non-redeemable preferred stock.....                 --            30            76         106
                                       ------------------  ----------   ------------ ----------
   Total equity securities..........                 51           104            97         252
                                       ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities.....                 --            49            --          49
 FVO contractholder-directed
   unit-linked investments..........              3,616            --            --       3,616
                                       ------------------  ----------   ------------ ----------
   Total other securities...........              3,616            49            --       3,665
                                       ------------------  ----------   ------------ ----------
Short-term investments (1)..........                865         1,684            10       2,559
Mortgage loans held by CSEs.........                 --         3,138            --       3,138
Derivative assets: (2)
 Interest rate contracts............                 10         1,708           187       1,905
 Foreign currency contracts.........                 --           306            --         306
 Credit contracts...................                 --            12             6          18
 Equity market contracts............                  4           482            51         537
                                       ------------------  ----------   ------------ ----------
   Total derivative assets..........                 14         2,508           244       2,766
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 asset host contracts (3)...........                 --            --         2,815       2,815
Separate account assets (4).........                185        72,244           130      72,559
                                       ------------------  ----------   ------------ ----------
   Total assets..................... $            9,057    $  120,539  $      5,939  $  135,535
                                       ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts............ $                1    $      566  $         13  $      580
 Foreign currency contracts.........                 --            62            --          62
 Credit contracts...................                 --            21             7          28
 Equity market contracts............                 --             2             8          10
                                       ------------------  ----------   ------------ ----------
   Total derivative liabilities.....                  1           651            28         680
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 liability host contracts (3).......                 --            --         1,783       1,783
Long-term debt of CSEs..............                 --         3,065            --       3,065
                                       ------------------  ----------   ------------ ----------
 Total liabilities.................. $                1    $    3,716  $      1,811  $    5,528
                                       ==================  ==========   ============ ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     DECEMBER 31, 2010
                                                   ----------------------------------------------------------
                                                   FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                   -----------------------------------------------
                                                    QUOTED PRICES IN    SIGNIFICANT
                                                   ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                                    IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                                    AND LIABILITIES       INPUTS        INPUTS       FAIR
                                                       (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                                   ------------------   -----------  ------------  ----------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities........................ $               --    $   13,864  $      1,510  $   15,374
 Foreign corporate securities.....................                 --         7,590           880       8,470
 U.S. Treasury and agency securities..............              4,616         3,026            34       7,676
 RMBS.............................................                 --         6,674           282       6,956
 CMBS.............................................                 --         2,147           130       2,277
 State and political subdivision securities.......                 --         1,614            32       1,646
 ABS..............................................                 --         1,301           321       1,622
 Foreign government securities....................                 --           889            14         903
                                                     ------------------  ----------   ------------ ----------
   Total fixed maturity securities................              4,616        37,105         3,203      44,924
                                                     ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.....................................                 43            72            22         137
 Non-redeemable preferred stock...................                 --            54           214         268
                                                     ------------------  ----------   ------------ ----------
   Total equity securities........................                 43           126           236         405
                                                     ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities...................                 --             7            --           7
 FVO contractholder-directed unit-linked
   investments....................................              2,240            --            --       2,240
                                                     ------------------  ----------   ------------ ----------
   Total other securities.........................              2,240             7            --       2,247
                                                     ------------------  ----------   ------------ ----------
Short-term investments (1)........................                390           584           173       1,147
Mortgage loans held by CSEs.......................                 --         6,840            --       6,840
Derivative assets: (2)
 Interest rate contracts..........................                  5           804            10         819
 Foreign currency contracts.......................                 --           589            --         589
 Credit contracts.................................                 --             3            12          15
 Equity market contracts..........................                 --            77            20          97
                                                     ------------------  ----------   ------------ ----------
   Total derivative assets........................                  5         1,473            42       1,520
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within asset
 host contracts (3)...............................                 --            --           936         936
Separate account assets (4).......................                 76        61,410           133      61,619
                                                     ------------------  ----------   ------------ ----------
   Total assets................................... $            7,370    $  107,545  $      4,723  $  119,638
                                                     ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts.......................... $                7    $      315  $         71  $      393
 Foreign currency contracts.......................                 --            69            --          69
 Credit contracts.................................                 --            21             1          22
 Equity market contracts..........................                 --            --             8           8
                                                     ------------------  ----------   ------------ ----------
Total derivative liabilities......................                  7           405            80         492
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within liability host
 contracts (3)....................................                 --            --           259         259
Long-term debt of CSEs............................                 --         6,773            --       6,773
                                                     ------------------  ----------   ------------ ----------
 Total liabilities................................ $                7    $    7,178  $        339  $    7,524
                                                     ==================  ==========   ============ ==========

--------
(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2011, fixed maturity securities and equity securities also included embedded derivatives of $1 million and ($3) million, respectively. At December 31, 2010, fixed maturity securities and equity securities included embedded derivatives of $3 million and ($5) million, respectively.

(4)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   See Note 2 for discussion of CSEs included in the tables above and for certain prior year amounts which have been reclassified to conform with the 2011 presentation.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   When available, the estimated fair value of the Company's fixed maturity securities, equity securities, other securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

   The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

   The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans Held by CSEs

   The Company consolidates certain securitization entities that hold commercial mortgage loans. These commercial mortgage loans held by CSEs, for which the Company has elected the FVO, are presented within mortgage loans in the consolidated balance sheets. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

   The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs and GMWBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

   Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "--Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

   The Company has elected the FVO for the long-term debt of CSEs. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

   A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

   The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

   While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including
U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder- directed unit- linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

   These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

   These assets are comprised of (i) securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and (ii) certain exchange-traded derivatives, including financial futures. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark
   U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

   These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

   This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and repurchase rates.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

      Foreign currency contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

     Equity market contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

   The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

   In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Fixed Maturity Securities, Equity Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

   Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

   These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and interest rate volatility.

     Foreign currency contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Credit contracts.

      Non-option-based -- Significant unobservable inputs may include credit spreads, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Equity market contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Direct and Assumed Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

   These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

   During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

   Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

   Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

   During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $44 million were principally comprised of certain U.S. corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $370 million were principally comprised of U.S. and foreign corporate securities and certain CMBS.

   Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

   During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $480 million were principally comprised of certain ABS, U.S. and foreign corporate securities and U.S. treasury and agency securities. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $358 million and for separate account assets of $3 million were principally comprised of certain U.S. and foreign corporate securities, ABS and CMBS.

   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               -----------------------------------------------------------------------------------
                                                            FIXED MATURITY SECURITIES:
                               -----------------------------------------------------------------------------------
                                                          U.S.                      STATE AND
                                  U.S.      FOREIGN     TREASURY                    POLITICAL            FOREIGN
                               CORPORATE   CORPORATE   AND AGENCY                  SUBDIVISION          GOVERNMENT
                               SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS   SECURITIES     ABS   SECURITIES
                               ----------  ----------  ----------  ------  ------  -----------  ------  ----------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...........   $  1,510      $  880       $  34  $  282  $  130        $  32  $  321       $  14
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          6           1          --       1      --           --      --          --
  Net investment gains
    (losses)..................         32         (20)         --      (5)     --           --      (6)         --
  Net derivative gains
    (losses)..................         --          --          --      --      --           --      --          --
 Other comprehensive income
  (loss)......................         80          22          --      (9)     19           (8)      8          --
Purchases (3).................         76         282          --      16      17           --     166          --
Sales (3).....................       (175)       (515)         --     (34)    (19)          (1)    (46)        (12)
Issuances (3).................         --          --          --      --      --           --      --          --
Settlements (3)...............         --          --          --      --      --           --      --          --
Transfers into Level 3 (4)....         40           3          --       1      --           --      --          --
Transfers out of Level 3 (4)..       (137)        (73)        (34)    (13)     --           --    (223)         --
                                 --------      ------       -----  ------  ------        -----  ------       -----
Balance, December 31,.........   $  1,432      $  580       $  --  $  239  $  147        $  23  $  220       $   2
                                 ========      ======       =====  ======  ======        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2011
 included in earnings:
  Net investment income.......   $      6      $    1       $  --  $    1  $   --        $  --  $   --       $  --
  Net investment gains
    (losses)..................   $     --      $   (9)      $  --  $   (5) $   --        $  --  $   (2)      $  --
  Net derivative gains
    (losses)..................   $     --      $   --       $  --  $   --  $   --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                     ----------------------------------------------------------------------------------------------------------
                     EQUITY SECURITIES:                            NET DERIVATIVES: (5)
                     ------------------               ---------------------------------------------
                                NON-
                             REDEEMABLE               INTEREST      FOREIGN                EQUITY          NET        SEPARATE
                     COMMON  PREFERRED   SHORT-TERM     RATE       CURRENCY     CREDIT     MARKET       EMBEDDED      ACCOUNT
                     STOCK     STOCK     INVESTMENTS  CONTRACTS    CONTRACTS   CONTRACTS  CONTRACTS  DERIVATIVES (6) ASSETS (7)
                     ------  ----------  -----------  ---------  ------------- ---------  ---------  --------------- ----------
                                                                 (IN MILLIONS)
YEAR ENDED
 DECEMBER 31, 2011:
Balance, January 1,.  $  22      $  214       $  173     $  (61)         $  --    $   11      $  12         $    677     $  133
Total
 realized/unrealized
 gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment
    income..........     --          --           --         --             --        --         --               --         --
  Net investment
    gains (losses)..      2         (24)          (1)        --             --        --         --               --         (7)
  Net derivative
    gains (losses)..     --          --           --         50             --       (10)        32              277         --
 Other
  comprehensive
  income (loss).....     (6)          1           --        199             --        --         --               --         --
Purchases (3).......      9          --           10         --             --        --          3               --          5
Sales (3)...........     (6)       (115)        (172)        --             --        --         --               --         (1)
Issuances (3).......     --          --           --         --             --        (1)        (4)              --         --
Settlements (3).....     --          --           --        (13)            --        (1)        --               78         --
Transfers into
 Level 3 (4)........     --          --           --         (1)            --        --         --               --         --
Transfers out of
 Level 3 (4)........     --          --           --         --             --        --         --               --         --
                      -----      ------       ------     ------          -----    ------      -----         --------     ------
Balance,
 December 31,.......  $  21      $   76       $   10     $  174          $  --    $   (1)     $  43         $  1,032     $  130
                      =====      ======       ======     ======          =====    ======      =====         ========     ======
Changes in
 unrealized gains
 (losses) relating
 to assets and
 liabilities still
 held at
 December 31, 2011
 included in
 earnings:
  Net investment
    income..........  $  --      $   --       $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net investment
    gains (losses)..  $  --      $   (3)      $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net derivative
    gains (losses)..  $  --      $   --       $   --     $   39          $  --    $  (10)     $  33         $    279     $   --

                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ----------------------------------------------------------------------------------
                                                                FIXED MATURITY SECURITIES:
                                    ----------------------------------------------------------------------------------
                                                               U.S.                     STATE AND
                                       U.S.      FOREIGN     TREASURY                   POLITICAL            FOREIGN
                                    CORPORATE   CORPORATE   AND AGENCY                 SUBDIVISION          GOVERNMENT
                                    SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS  SECURITIES     ABS   SECURITIES
                                    ----------  ----------  ----------  ------  -----  -----------  ------  ----------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,................   $  1,605      $  994       $  33  $  272  $  45        $  32  $  290       $  16
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............          7          (1)         --       1     --           --       1          --
  Net investment gains (losses)....         (5)         (3)         --      (4)    --           --      (5)         --
  Net derivative gains (losses)....         --          --          --      --     --           --      --          --
 Other comprehensive income (loss).         79          90           2      47     21            4      34          --
Purchases, sales, issuances and
 settlements (3)...................       (173)       (199)         (1)    (48)     1           (1)     53           4
Transfers into Level 3 (4).........        147         114          --      21     85           --      --           3
Transfers out of Level 3 (4).......       (150)       (115)         --      (7)   (22)          (3)    (52)         (9)
                                      --------      ------       -----  ------  -----        -----  ------       -----
Balance, December 31,..............   $  1,510      $  880       $  34  $  282  $ 130        $  32  $  321       $  14
                                      ========      ======       =====  ======  =====        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2010 included in
 earnings:
  Net investment income............   $      6      $   --       $  --  $   --  $  --        $  --  $    1       $  --
  Net investment gains (losses)....   $    (10)     $   --       $  --  $   (2) $  --        $  --  $   --       $  --
  Net derivative gains (losses)....   $     --      $   --       $  --  $   --  $  --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               --------------------------------------------------------------------------------------------------
                                EQUITY SECURITIES:                             NET DERIVATIVES: (5)
                               --------------------              -----------------------------------------------
                                            NON-
                                         REDEEMABLE               INTEREST      FOREIGN                 EQUITY          NET
                                COMMON   PREFERRED   SHORT-TERM     RATE       CURRENCY      CREDIT     MARKET       EMBEDDED
                                STOCK      STOCK     INVESTMENTS  CONTRACTS    CONTRACTS    CONTRACTS  CONTRACTS  DERIVATIVES (6)
                               --------- ----------  ----------- ----------  -------------  ---------  ---------  ---------------
                                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,........... $      11 $      258   $        8 $        2    $        23  $       4  $      18   $          445
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......        --         --            1         --             --         --         --               --
  Net investment gains
    (losses)..................         5         15           --         --             --         --         --               --
  Net derivative gains
    (losses)..................        --         --           --         10             --          3         (6)             135
 Other comprehensive income
  (loss)......................         3          6           --        (71)            --         13         --               --
Purchases, sales, issuances,
 and settlements (3)..........         3        (65)         164         (2)            --         (9)        --               97
Transfers into Level 3 (4)....        --         --           --         --             --         --         --               --
Transfers out of Level 3 (4)..        --         --           --         --            (23)        --         --               --
                               --------- ----------   ---------- ----------    -----------  ---------  ---------   --------------
Balance, December 31,......... $      22 $      214   $      173 $      (61)   $        --  $      11  $      12   $          677
                               ========= ==========   ========== ==========    ===========  =========  =========   ==============
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income....... $      -- $       --   $        1 $       --    $        --  $      --  $      --   $           --
  Net investment gains
    (losses).................. $      -- $       --   $       -- $       --    $        --  $      --  $      --   $           --
  Net derivative gains
    (losses).................. $      -- $       --   $       -- $       10    $        --  $       3  $      (6)  $          137

                               -----------



                                SEPARATE
                                ACCOUNT
                               ASSETS (7)
                               ----------

YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...........   $    153
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......         --
  Net investment gains
    (losses)..................         (5)
  Net derivative gains
    (losses)..................         --
 Other comprehensive income
  (loss)......................         --
Purchases, sales, issuances,
 and settlements (3)..........        (12)
Transfers into Level 3 (4)....         --
Transfers out of Level 3 (4)..         (3)
                                 --------
Balance, December 31,.........   $    133
                                 ========
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income.......   $     --
  Net investment gains
    (losses)..................   $     --
  Net derivative gains
    (losses)..................   $     --

                                              FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ------------------------------------------------------------------------------------------
                                                                    FIXED MATURITY SECURITIES:
                                    ------------------------------------------------------------------------------------------
                                                                  U.S.                          STATE AND
                                        U.S.       FOREIGN      TREASURY                        POLITICAL            FOREIGN
                                     CORPORATE    CORPORATE    AND AGENCY                      SUBDIVISION          GOVERNMENT
                                     SECURITIES   SECURITIES   SECURITIES    RMBS      CMBS    SECURITIES    ABS    SECURITIES
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,................ $      1,401  $      926  $        36  $    323  $    116  $        24 $  297  $        10
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............            3          (1)          --        --         1           --     --           --
  Net investment gains (losses)....         (117)        (94)          --        --       (43)          --    (55)          --
  Net derivative gains (losses)....           --          --           --        --        --           --     --           --
 Other comprehensive income (loss).          192         334           (1)       39        50            6    137            1
Purchases, sales, issuances and
 settlements (3)...................         (172)        (47)          (2)      (45)       (7)           2   (102)          (1)
Transfers into and/or out of Level
 3 (4).............................          298        (124)          --       (45)      (72)          --     13            6
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
Balance, December 31,.............. $      1,605  $      994  $        33  $    272  $     45  $        32 $  290  $        16
                                    ============  ==========  ===========  ========  ========  =========== ======  ===========
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2009 included in
 earnings:
  Net investment income............ $          6  $       (1) $        --  $     --  $      1  $        -- $   --  $        --
  Net investment gains (losses).... $       (105) $      (43) $        --  $    (25) $    (56) $        -- $    4  $        --
  Net derivative gains (losses).... $         --  $       --  $        --  $     --  $     --  $        -- $   --  $        --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               ---------------------------------------------------------------------------------------------
                                  EQUITY SECURITIES:
                               -----------------------
                                               NON-
                                            REDEEMABLE                                                 NET         SEPARATE
                                  COMMON    PREFERRED   SHORT-TERM    OTHER           NET           EMBEDDED       ACCOUNT
                                  STOCK       STOCK     INVESTMENTS SECURITIES  DERIVATIVES (5)  DERIVATIVES (6)  ASSETS (7)
                               -----------  ----------  ----------- ----------  ---------------  ---------------  ----------
                                                                           (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,........... $         8  $      318  $        --  $      50    $         309   $          657    $    159
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          --          --           --         --               --               --          --
  Net investment gains
    (losses)..................          --        (101)          --         --               --               --          --
  Net derivative gains
    (losses)..................          --          --           --         --              (40)            (328)         (7)
 Other comprehensive income
  (loss)......................          (1)        113           --         --               (3)              --          --
Purchases, sales, issuances,
 and settlements (3) .........           4         (66)           8        (50)             (15)             116           1
Transfers into and/or out of
 Level 3 (4)..................          --          (6)          --         --             (204)              --          --
                               -----------  ----------  -----------  ---------    -------------   --------------    --------
Balance, December 31,......... $        11  $      258  $         8  $      --    $          47   $          445    $    153
                               ===========  ==========  ===========  =========    =============   ==============    ========
Changes in unrealized gains
 (losses)relating to assets
 and liabilities still held
 at December 31, 2009
 included in earnings:
  Net investment income....... $        --  $       --  $        --  $      --    $          --   $           --    $     --
  Net investment gains
    (losses).................. $        --  $      (38) $        --  $      --    $          --   $           --    $     --
  Net derivative gains
    (losses).................. $        --  $       --  $        --  $      --    $         (33)  $         (332)   $     --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OPTION

Assets and Liabilities Held by CSEs

   The Company has elected the FVO for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                DECEMBER 31,
                                                              -----------------
                                                                2011     2010
                                                              -------- --------
                                                                (IN MILLIONS)
Unpaid principal balance..................................... $  3,019 $  6,636
Excess of estimated fair value over unpaid principal balance.      119      204
                                                              -------- --------
 Carrying value at estimated fair value...................... $  3,138 $  6,840
                                                              ======== ========

   The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                     DECEMBER 31,
                                                                   -----------------
                                                                     2011     2010
                                                                   -------- --------
                                                                     (IN MILLIONS)
Contractual principal balance..................................... $  2,925 $  6,541
Excess of estimated fair value over contractual principal balance.      140      232
                                                                   -------- --------
 Carrying value at estimated fair value........................... $  3,065 $  6,773
                                                                   ======== ========

   Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses). See Note 2.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NON-RECURRING FAIR VALUE MEASUREMENTS

   Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                                        YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------
                                                             2011                                 2010
                                              ----------------------------------  ------------------------------------
                                                           ESTIMATED                            ESTIMATED
                                               CARRYING      FAIR        NET       CARRYING       FAIR         NET
                                                 VALUE       VALUE    INVESTMENT     VALUE        VALUE     INVESTMENT
                                               PRIOR TO      AFTER      GAINS      PRIOR TO       AFTER       GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)   MEASUREMENT  MEASUREMENT   (LOSSES)
                                              ----------- ----------- ----------  ----------- ------------- ----------
                                                                                              (IN MILLIONS)
Mortgage loans, net (1)...................... $        -- $         8  $       8  $        --   $        -- $       --
Other limited partnership interests (2)...... $         7 $         5  $      (2) $        33   $        22 $      (11)
Real estate joint ventures (3)............... $        -- $        --  $      --  $        25   $         5 $      (20)

                                              -----------------------------------
                                                             2009
                                              ----------------------------------
                                                           ESTIMATED
                                               CARRYING      FAIR        NET
                                                 VALUE       VALUE    INVESTMENT
                                               PRIOR TO      AFTER      GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)
                                              ----------- ----------- ----------

Mortgage loans, net (1)......................  $       -- $        -- $       --
Other limited partnership interests (2)......  $      110 $        44 $      (66)
Real estate joint ventures (3)...............  $       90 $        48 $      (42)

--------
(1)Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value and decreases in previous impairments from subsequent improvements in estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

(2)Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments using certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments were $3 million and $23 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(3)Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $3 million at December 31, 2010.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS

   Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                        DECEMBER 31,
                                                 ---------------------------------------------------------
                                                             2011                         2010
                                                 ---------------------------- ----------------------------
                                                                    ESTIMATED                    ESTIMATED
                                                 NOTIONAL CARRYING    FAIR    NOTIONAL CARRYING    FAIR
                                                  AMOUNT   VALUE      VALUE    AMOUNT   VALUE      VALUE
                                                 -------- --------- --------- -------- --------- ---------
                                                                      (IN MILLIONS)
ASSETS:
Mortgage loans, net (1).........................          $   6,662 $   6,946          $   5,890 $   6,022
Policy loans....................................          $   1,203 $   1,307          $   1,190 $   1,260
Real estate joint ventures (2)..................          $      69 $     107          $      79 $     102
Other limited partnership interests (2).........          $      98 $     126          $     104 $     116
Short-term investments (3)......................          $      19 $      19          $      88 $      88
Other invested assets (2).......................          $     430 $     477                 --        --
Cash and cash equivalents.......................          $     745 $     745          $   1,928 $   1,928
Accrued investment income.......................          $     568 $     568          $     559 $     559
Premiums, reinsurance and other receivables
  (2)...........................................          $   5,973 $   6,880          $   5,959 $   6,164
LIABILITIES:
PABs (2)........................................          $  23,144 $  24,732          $  24,622 $  26,061
Payables for collateral under securities loaned
  and other transactions........................          $   8,079 $   8,079          $   8,103 $   8,103
Long-term debt (4)..............................          $     792 $     970          $     795 $     930
Other liabilities (2)...........................          $     224 $     224          $     294 $     294
Separate account liabilities (2)................          $   1,240 $   1,240          $   1,407 $   1,407
COMMITMENTS: (5)
Mortgage loan commitments.......................   $  167 $      -- $      --   $  270 $      -- $      (2)
Commitments to fund bank credit facilities and
  private corporate bond investments............   $  248 $      -- $       7   $  315 $      -- $     (12)

--------
(1)Mortgage loans as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs, which are accounted for under the FVO.

(2)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(3)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(4)Long-term debt as presented in the table above does not include long-term debt of CSEs, which is accounted for under the FVO.

(5)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

   The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, certain short-term investments, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

   The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

   For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

   Real estate joint ventures and other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

   The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Short-term Investments

   Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

  Other Invested Assets

   Other invested assets within the preceding table are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Cash and Cash Equivalents

   Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

   Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  PABs

   PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Payables for Collateral Under Securities Loaned and Other Transactions

   The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

  Long-term Debt

   The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates, the structuring of the arrangement, and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

  Other Liabilities

   Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable, amounts due for securities purchased but not yet settled, and funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

   Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

   The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5. DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   Information regarding DAC and VOBA was as follows:

                                              DAC        VOBA         TOTAL
                                           --------  -------------  --------
                                                     (IN MILLIONS)
   Balance at January 1, 2009............. $  2,779       $  2,661  $  5,440
   Capitalizations........................      851             --       851
                                           --------       --------  --------
      Subtotal............................    3,630          2,661     6,291
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      225             86       311
      Other expenses......................     (408)          (197)     (605)
                                           --------       --------  --------
        Total amortization................     (183)          (111)     (294)
                                           --------       --------  --------
   Unrealized investment gains (losses)...     (322)          (433)     (755)
   Effect of foreign currency translation.        2             --         2
                                           --------       --------  --------
   Balance at December 31, 2009...........    3,127          2,117     5,244
   Capitalizations........................      978             --       978
                                           --------       --------  --------
      Subtotal............................    4,105          2,117     6,222
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      (67)           (17)      (84)
      Other expenses......................     (458)          (297)     (755)
                                           --------       --------  --------
        Total amortization................     (525)          (314)     (839)
   Unrealized investment gains (losses)...     (167)          (117)     (284)
                                           --------       --------  --------
   Balance at December 31, 2010...........    3,413          1,686     5,099
   Capitalizations........................    1,478             --     1,478
                                           --------       --------  --------
      Subtotal............................    4,891          1,686     6,577
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......     (390)           (29)     (419)
      Other expenses......................     (563)          (314)     (877)
                                           --------       --------  --------
        Total amortization................     (953)          (343)   (1,296)
                                           --------       --------  --------
   Unrealized investment gains (losses)...      (65)          (337)     (402)
   Effect of foreign currency translation.       (3)            --        (3)
                                           --------       --------  --------
   Balance at December 31, 2011........... $  3,870       $  1,006  $  4,876
                                           ========       ========  ========

   The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $245 million in 2012, $192 million in 2013, $155 million in 2014, $124 million in 2015 and $101 million in 2016.

   Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding DAC and VOBA by segment was as follows:

                                  DAC              VOBA              TOTAL
                           ----------------- ----------------- -----------------
                                               DECEMBER 31,
                           -----------------------------------------------------
                             2011     2010     2011     2010     2011     2010
                           -------- -------- -------- -------- -------- --------
                                               (IN MILLIONS)
Retirement Products....... $  2,213 $  1,985 $    748 $    996 $  2,961 $  2,981
Corporate Benefit Funding.       12        8        1        1       13        9
Insurance Products........    1,501    1,329      257      689    1,758    2,018
Corporate & Other.........      144       91       --       --      144       91
                           -------- -------- -------- -------- -------- --------
   Total.................. $  3,870 $  3,413 $  1,006 $  1,686 $  4,876 $  5,099
                           ======== ======== ======== ======== ======== ========

6. GOODWILL

   Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit was as follows:

                                                DECEMBER 31,
                                            ---------------------
                                              2011         2010
                                            -------- ------------
                                                (IN MILLIONS)
               Retirement Products......... $    219 $        219
               Corporate Benefit Funding...      307          307
               Insurance Products:
                Non-medical health.........        5            5
                Individual life............       17           17
                                            -------- ------------
                  Total Insurance Products.       22           22
               Corporate & Other...........      405          405
                                            -------- ------------
                    Total.................. $    953 $        953
                                            ======== ============

   The Company performed its annual goodwill impairment tests during the third quarter of 2011 based upon data at June 30, 2011 and concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. Such tests are described in more detail in Note 1.

   Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


7. INSURANCE

INSURANCE LIABILITIES

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                              FUTURE POLICY    POLICYHOLDER ACCOUNT OTHER POLICY-RELATED
                                BENEFITS            BALANCES            BALANCES
                           ------------------- -------------------  --------------------
                                                 DECEMBER 31,
                           ------------------------------------------------------------
                             2011      2010      2011       2010      2011       2010
                           --------- --------- ---------  --------- --------   --------
                                                 (IN MILLIONS)
Retirement Products....... $   2,342 $   1,718 $  22,699  $  20,990 $     17   $     18
Corporate Benefit Funding.    14,028    12,991     8,375      9,452       14          5
Insurance Products........     3,280     3,060     7,303      6,592    2,569      2,268
Corporate & Other.........     5,833     5,429     3,698      2,257      389        361
                           --------- --------- ---------  ---------   --------  --------
 Total.................... $  25,483 $  23,198 $  42,075  $  39,291 $  2,989   $  2,652
                           ========= ========= =========  =========   ========  ========

   See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

   Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...     $     224
                  Amortization.................            (9)
                                                    ---------
                  Balance at December 31, 2009.           215
                  Amortization.................           (12)
                                                    ---------
                  Balance at December 31, 2010.           203
                  Amortization.................           (13)
                                                    ---------
                  Balance at December 31, 2011.     $     190
                                                    =========

   The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $15 million in 2012, $16 million in 2013, $17 million in 2014, $17 million in 2015 and $15 million in 2016.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


SALES INDUCEMENTS

   Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...      $    422
                  Capitalization...............           124
                  Amortization.................           (53)
                                                     --------
                  Balance at December 31, 2009.           493
                  Capitalization...............           100
                  Amortization.................           (56)
                                                     --------
                  Balance at December 31, 2010.           537
                  Capitalization...............            79
                  Amortization.................           (81)
                                                     --------
                  Balance at December 31, 2011.      $    535
                                                     ========

SEPARATE ACCOUNTS

   Separate account assets and liabilities primarily include pass-through separate accounts totaling $72.4 billion and $61.6 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

   For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

OBLIGATIONS UNDER FUNDING AGREEMENTS

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2011, 2010 and 2009, the Company issued $12.5 billion, $19.1 billion and $14.5 billion, respectively, and repaid $13.4 billion, $18.6 billion and $15.3 billion, respectively, of such funding agreements. At December 31, 2011 and 2010, funding agreements outstanding, which are included in PABs, were $5.4 billion and $6.6 billion, respectively.

   MetLife Insurance Company of Connecticut is a member of the Federal Home Loan Bank ("FHLB") of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2011 and 2010, which is included in equity securities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows:

                                 LIABILITY          COLLATERAL
                              --------------- -----------------------
                                           DECEMBER 31,
                              ---------------------------------------
                               2011    2010      2011        2010
                              ------- ------- ----------- -----------
                                           (IN MILLIONS)
          FHLB of Boston (1). $   450 $   100 $   518 (2) $   211 (2)
          Farmer Mac (3)..... $   200 $   200 $   230 (4) $   231 (4)

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States ("Farmer Mac").

(4)Secured by a pledge of certain eligible agricultural real estate mortgage loans. The amount of collateral presented is at carrying value.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            YEARS ENDED DECEMBER 31,
                                            ------------------------
                                              2011     2010    2009
                                            --------  ------  ------
                                                  (IN MILLIONS)
           Balance at January 1,........... $    978  $  805  $  691
            Less: Reinsurance recoverables.      878     706     589
                                            --------  ------  ------
           Net balance at January 1,.......      100      99     102
                                            --------  ------  ------
           Incurred related to:
            Current year...................        5      24      26
            Prior years....................        4     (12)    (17)
                                            --------  ------  ------
              Total incurred...............        9      12       9
                                            --------  ------  ------
           Paid related to:
            Current year...................       --      (1)     (1)
            Prior years....................      (10)    (10)    (11)
                                            --------  ------  ------
              Total paid...................      (10)    (11)    (12)
                                            --------  ------  ------
           Net balance at December 31,.....       99     100      99
            Add: Reinsurance recoverables..      980     878     706
                                            --------  ------  ------
           Balance at December 31,......... $  1,079  $  978  $  805
                                            ========  ======  ======

   During 2011, 2010 and 2009, claim and claim adjustment expenses associated with prior years increased by $4 million and decreased by $12 million and $17 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

  GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                                            DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                              2011                                 2010
                                              --------------------------------     --------------------------------
                                                  IN THE              AT               IN THE              AT
                                              EVENT OF DEATH     ANNUITIZATION     EVENT OF DEATH     ANNUITIZATION
                                              --------------     -------------     --------------     -------------
                                                                            (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value.......................      $  27,161               N/A          $  21,840               N/A
Net amount at risk (2).......................      $     795 (3)           N/A          $     415 (3)           N/A
Average attained age of contractholders......       63 years               N/A           62 years               N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value.......................      $  49,389         $  41,713          $  42,553         $  30,613
Net amount at risk (2).......................      $   4,720 (3)     $   6,595 (4)      $   3,200 (3)     $   3,523 (4)
Average attained age of contractholders......       62 years          62 years           60 years          62 years

                                                                                               DECEMBER 31,
                                                                                   --------------------------------
                                                                                        2011              2010
                                                                                   --------------     -------------
                                                                                           SECONDARY GUARANTEES
                                                                                   --------------------------------
                                                                                              (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account).                                           $   5,177         $   3,740
Net amount at risk (2).......................                                           $  80,477 (3)     $  51,639 (3)
Average attained age of policyholders........                                            58 years          59 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                          UNIVERSAL AND VARIABLE
                                   ANNUITY CONTRACTS          LIFE CONTRACTS
                              --------------------------  ----------------------
                               GUARANTEED   GUARANTEED
                                 DEATH     ANNUITIZATION        SECONDARY
                                BENEFITS     BENEFITS           GUARANTEES        TOTAL
                              -----------  -------------  ---------------------- -------
                                                       (IN MILLIONS)
DIRECT
Balance at January 1, 2009... $        98     $      221       $             108 $   427
Incurred guaranteed benefits.          48             (6)                    187     229
Paid guaranteed benefits.....         (89)            --                      --     (89)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          57            215                     295     567
Incurred guaranteed benefits.          52             66                     601     719
Paid guaranteed benefits.....         (30)            --                      --     (30)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          79            281                     896   1,256
Incurred guaranteed benefits.          84            128                     140     352
Paid guaranteed benefits.....         (25)            --                      --     (25)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       138     $      409       $           1,036 $ 1,583
                              ===========     ==========       ================= =======
CEDED
Balance at January 1, 2009... $        86     $       72       $              -- $   158
Incurred guaranteed benefits.          38              2                     142     182
Paid guaranteed benefits.....         (68)            --                      --     (68)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          56             74                     142     272
Incurred guaranteed benefits.          38             23                     515     576
Paid guaranteed benefits.....         (18)            --                      --     (18)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          76             97                     657     830
Incurred guaranteed benefits.          59             42                     110     211
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       114     $      139       $             767 $ 1,020
                              ===========     ==========       ================= =======
NET
Balance at January 1, 2009... $        12     $      149       $             108 $   269
Incurred guaranteed benefits.          10             (8)                     45      47
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.           1            141                     153     295
Incurred guaranteed benefits.          14             43                      86     143
Paid guaranteed benefits.....         (12)            --                      --     (12)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.           3            184                     239     426
Incurred guaranteed benefits.          25             86                      30     141
Paid guaranteed benefits.....          (4)            --                      --      (4)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $        24     $      270       $             269 $   563
                              ===========     ==========       ================= =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          DECEMBER 31,
                                       -------------------
                                         2011      2010
                                       --------- ---------
                                          (IN MILLIONS)
                      Fund Groupings:
                      Equity.......... $  33,482 $  34,207
                      Balanced........    29,189    19,552
                      Bond............     4,132     4,330
                      Money Market....     1,077     1,136
                      Specialty.......     1,002     1,004
                                       --------- ---------
                       Total.......... $  68,882 $  60,229
                                       ========= =========

8. REINSURANCE

   The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

   For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

   The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

   The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company. These businesses have been included within Corporate & Other.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.9 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of which were unsecured. At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $  2,429  $  1,559  $  1,782
Reinsurance assumed...........................................        7        13        14
Reinsurance ceded.............................................     (608)     (505)     (484)
                                                               --------  --------  --------
   Net premiums............................................... $  1,828  $  1,067  $  1,312
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $  2,572  $  2,104  $  1,681
Reinsurance assumed...........................................       92       120       115
Reinsurance ceded.............................................     (708)     (585)     (416)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  1,956  $  1,639  $  1,380
                                                               ========  ========  ========
OTHER REVENUES:
Direct other revenues......................................... $    209  $    200  $    121
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    508  $    503  $    598
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $  4,277  $  3,708  $  3,314
Reinsurance assumed...........................................       20        31        10
Reinsurance ceded.............................................   (1,637)   (1,834)   (1,259)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,660  $  1,905  $  2,065
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $  1,206  $  1,265  $  1,270
Reinsurance assumed...........................................       68        64        64
Reinsurance ceded.............................................      (85)      (58)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,189  $  1,271  $  1,301
                                                               ========  ========  ========
OTHER EXPENSES:
Direct other expenses......................................... $  2,719  $  2,110  $  1,034
Reinsurance assumed...........................................       48        90       105
Reinsurance ceded.............................................      152       121        68
                                                               --------  --------  --------
   Net other expenses......................................... $  2,919  $  2,321  $  1,207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                             DECEMBER 31, 2011
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     686 $     34 $  19,503  $  20,223
Deferred policy acquisition costs and value of business acquired.     5,315      140      (579)     4,876
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   6,001 $    174 $  18,924  $  25,099
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  25,399 $     84 $      --  $  25,483
Other policy-related balances....................................       677    1,515       797      2,989
Other liabilities................................................     1,230       12     4,142      5,384
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  27,306 $  1,611 $   4,939  $  33,856
                                                                  ========= ======== =========  =========
                                                                             DECEMBER 31, 2010
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     376 $     40 $  16,592  $  17,008
Deferred policy acquisition costs and value of business acquired.     5,434      164      (499)     5,099
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   5,810 $    204 $  16,093  $  22,107
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  23,111 $     87 $      --  $  23,198
Other policy-related balances....................................       674    1,435       543      2,652
Other liabilities................................................     1,082       12     3,409      4,503
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  24,867 $  1,534 $   3,952  $  30,353
                                                                  ========= ======== =========  =========

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2011 and 2010. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

  RELATED PARTY REINSURANCE TRANSACTIONS

   The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MetLife Investors Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Reinsurance assumed........................................... $      7  $     13  $     14
Reinsurance ceded.............................................     (286)     (191)     (166)
                                                               --------  --------  --------
   Net premiums............................................... $   (279) $   (178) $   (152)
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Reinsurance assumed........................................... $     92  $    120  $    115
Reinsurance ceded.............................................     (400)     (308)     (168)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $   (308) $   (188) $    (53)
                                                               ========  ========  ========
OTHER REVENUES:
Reinsurance assumed........................................... $     --  $     --  $     --
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    299  $    303  $    477
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance assumed........................................... $     18  $     29  $      8
Reinsurance ceded.............................................     (484)     (343)     (239)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $   (466) $   (314) $   (231)
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance assumed........................................... $     68  $     64  $     64
Reinsurance ceded.............................................      (84)      (59)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $    (16) $      5  $     31
                                                               ========  ========  ========
OTHER EXPENSES:
Reinsurance assumed........................................... $     48  $     90  $    105
Reinsurance ceded.............................................      204       152       102
                                                               --------  --------  --------
   Net other expenses......................................... $    252  $    242  $    207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                               DECEMBER 31,
                                                                  -------------------------------------
                                                                         2011                2010
                                                                  ------------------  -----------------
                                                                  ASSUMED    CEDED    ASSUMED    CEDED
                                                                  -------- ---------  -------- --------
                                                                              (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     34 $  12,345  $     40 $  9,826
Deferred policy acquisition costs and value of business acquired.      140      (583)      164     (484)
                                                                  -------- ---------  -------- --------
 Total assets.................................................... $    174 $  11,762  $    204 $  9,342
                                                                  ======== =========  ======== ========
LIABILITIES:
Future policy benefits........................................... $     44 $      --  $     41 $     --
Other policy-related balances....................................    1,515       758     1,435      508
Other liabilities................................................       10     3,903        12    3,200
                                                                  -------- ---------  -------- --------
 Total liabilities............................................... $  1,569 $   4,661  $  1,488 $  3,708
                                                                  ======== =========  ======== ========

   The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $2.8 billion and $936 million at December 31, 2011 and 2010, respectively. For the years ended December 31, 2011, 2010 and 2009, net derivative gains (losses) associated with the embedded derivatives included $1.6 billion, ($2) million, and ($1.5) billion, respectively.

   MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $416 million and $5 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($411) million, ($17) million and ($16) million at December 31, 2011, 2010 and 2009, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $337 million and $304 million at December 31, 2011 and 2010, respectively, and is considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $91 million, $81 million and $36 million at December 31, 2011, 2010 and 2009, respectively, and is included in premiums and universal life and investment-type product policy fees in the consolidated statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $806 million and $560 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.8 billion and $4.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2011 and 2010. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

9. DEBT

   Long-term debt outstanding was as follows:

                                                           DECEMBER 31,
                                      INTEREST           -----------------
                                       RATES    MATURITY   2011     2010
                                      --------  -------- -------- --------
                                                           (IN MILLIONS)
      Surplus notes -- affiliated....    8.595%     2038 $    750 $    750
      Long-term debt -- unaffiliated.    7.028%     2030       42       45
                                                         -------- --------
      Total long-term debt (1).......                    $    792 $    795
                                                         ======== ========

--------

(1)Excludes $3.1 billion and $6.8 billion of long-term debt relating to CSEs at December 31, 2011 and 2010, respectively. See Note 2.

   On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the year ended December 31, 2011, Greater Sandhill repaid $3 million of the long-term notes.

   In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with an interest rate of six-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the
$200 million surplus note to MetLife Credit Corporation.

   The aggregate maturities of long-term debt at December 31, 2011 are $1 million in each of 2012, 2013, 2014, 2015 and 2016, and $787 million thereafter.

   Interest expense related to the Company's indebtedness included in other expenses was $67 million, $70 million and $71 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.INCOME TAX

   The provision for income tax was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                   -----------------------------
                                                     2011      2010       2009
                                                   --------  --------  ---------
                                                           (IN MILLIONS)
Current:
 Federal.......................................... $   (157) $     55  $      24
 State and local..................................       --        --          1
 Foreign..........................................       (5)       (4)        (4)
                                                   --------  --------  ---------
   Subtotal.......................................     (162)       51         21
                                                   --------  --------  ---------
Deferred:
 Federal..........................................      641       274       (380)
 Foreign..........................................       42        (5)        (9)
                                                   --------  --------  ---------
   Subtotal.......................................      683       269       (389)
                                                   --------  --------  ---------
     Provision for income tax expense (benefit)... $    521  $    320  $    (368)
                                                   ========  ========  =========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                -----------------------------
                                                  2011      2010       2009
                                                --------  --------  ---------
                                                        (IN MILLIONS)
 Tax provision at U.S. statutory rate.......... $    616  $    377  $    (285)
 Tax effect of:
  Tax-exempt investment income.................      (71)      (67)       (69)
  Prior year tax...............................       (9)        8        (17)
  Tax credits..................................      (11)       (6)        --
  Foreign tax rate differential................       (4)        3          3
  Change in valuation allowance................       (2)        4         --
  Other, net...................................        2         1         --
                                                --------  --------  ---------
    Provision for income tax expense (benefit). $    521  $    320  $    (368)
                                                ========  ========  =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        DECEMBER 31,
                                                   -----------------------
                                                       2011        2010
                                                   -----------  ----------
                                                        (IN MILLIONS)
     Deferred income tax assets:
      Policyholder liabilities and receivables.... $       880  $    1,298
      Net operating loss carryforwards............         124          99
      Operating lease reserves....................          --           2
      Capital loss carryforwards..................         123         359
      Investments, including derivatives..........         119         297
      Tax credit carryforwards....................         160         167
      Other.......................................          41          20
                                                   -----------  ----------
                                                         1,447       2,242
      Less: Valuation allowance...................           2           4
                                                   -----------  ----------
                                                         1,445       2,238
                                                   -----------  ----------
     Deferred income tax liabilities:
      Net unrealized investment gains.............       1,013         166
      DAC and VOBA................................       1,595       1,713
      Other.......................................           9           3
                                                   -----------  ----------
                                                         2,617       1,882
                                                   -----------  ----------
        Net deferred income tax asset (liability). $    (1,172) $      356
                                                   ===========  ==========

   The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2011:

                   NET OPERATING LOSS                 CAPITAL LOSS
                      CARRYFORWARDS                   CARRYFORWARDS
             ------------------------------- -------------------------------
                AMOUNT        EXPIRATION        AMOUNT        EXPIRATION
             ------------- ----------------- ------------- -----------------
             (IN MILLIONS)                   (IN MILLIONS)
   Domestic.      $     60 Beginning in 2025      $    350 Beginning in 2013
   State....      $     22 Beginning in 2012      $     -- N/A
   Foreign..      $    413 Indefinite             $     -- N/A

   Tax credit carryforwards of $160 million at December 31, 2011 will expire beginning in 2016.

   The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2011, the Company recorded an overall decrease to the deferred tax valuation allowance of $2 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the current audit cycle, years 2005 and 2006, began in April 2010.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                               -------------------------
                                                                                 2011     2010     2009
                                                                               -------  -------  -------
                                                                                     (IN MILLIONS)
Balance at January 1,......................................................... $    38  $    44  $    48
Additions for tax positions of prior years....................................      --        1        2
Reductions for tax positions of prior years...................................      (3)      --       --
Additions for tax positions of current year...................................       2       --       --
Reductions for tax positions of current year..................................      (8)      (7)      (6)
                                                                               -------  -------  -------
Balance at December 31,....................................................... $    29  $    38  $    44
                                                                               =======  =======  =======
Unrecognized tax benefits that, if recognized would impact the effective rate. $    (3) $    --  $    --
                                                                               =======  =======  =======

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest and penalties were as follows:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                  ----------------------------
                                                                                    2011      2010     2009
                                                                                  --------- -------- ---------
                                                                                         (IN MILLIONS)
Interest and penalties recognized in the consolidated statements of
  operations..................................................................... $      -- $      5 $      --

                                                                                               DECEMBER 31,
                                                                                            ------------------
                                                                                              2011     2010
                                                                                            -------- ---------
                                                                                              (IN MILLIONS)
Interest and penalties included in other liabilities in the consolidated balance
  sheets.........................................................................           $      9 $       9

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $73 million and $67 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return.

11.CONTINGENCIES, COMMITMENTS AND GUARANTEES

  LITIGATION

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2011.

  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2011, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Sales Practices Claims

   Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General Life Insurance Company or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

   A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the
U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

  Unclaimed Property Inquiries

   More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates, including MetLife Insurance Company of Connecticut, for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multistate targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multistate market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property. The Company estimates that the reasonably possible amount of such additional payments in excess of amounts accrued is not material to the Company.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                  DECEMBER 31,
                                                               -------------------
                                                                 2011      2010
                                                               --------- ---------
                                                                  (IN MILLIONS)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $       8
 Premium tax offsets currently available for paid assessments.         2         1
                                                               --------- ---------
                                                               $      21 $       9
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      39 $      13
                                                               ========= =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, related to ELNY.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion at both December 31, 2011 and 2010. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $167 million and $270 million at December 31, 2011 and 2010, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

   The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $248 million and $315 million at December 31, 2011 and 2010, respectively.

  OTHER COMMITMENTS

   The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2011 and 2010, the Company had agreed to fund up to $90 million and $114 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $109 million and $144 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $272 million and $297 million at December 31, 2011 and 2010, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2011 and 2010. The remainder of the risk was ceded to external reinsurers.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

12.EQUITY

RETURN OF CAPITAL

   During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

COMMON STOCK

   The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2011 and 2010. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  STATUTORY EQUITY AND INCOME

   Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

   The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income (unaudited) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $46 million, $668 million and $81 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Connecticut Insurance Department, was $5.1 billion at both December 31, 2011 and 2010.

   Statutory net income (loss) (unaudited) of MLI-USA, a Delaware domiciled insurer, was $178 million, $2 million and ($24) million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Delaware Insurance Department, was $1.7 billion and $1.5 billion at December 31, 2011 and 2010.

  DIVIDEND RESTRICTIONS

   Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2012 without prior regulatory approval is $504 million.

   Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011, 2010 and 2009, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2011, MLI-USA cannot pay any dividends in 2012 without prior regulatory approval.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER COMPREHENSIVE INCOME (LOSS)

   The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                YEARS ENDED DECEMBER 31,
                                                                             ------------------------------
                                                                               2011      2010       2009
                                                                             --------  --------  ----------
                                                                                      (IN MILLIONS)
Holding gains (losses) on investments arising during the year............... $  3,157  $  2,032  $    3,365
Income tax effect of holding gains (losses).................................   (1,111)     (705)     (1,174)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income....................................................      (58)     (215)        505
Income tax effect of reclassification adjustments...........................       20        74        (176)
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts......................................................     (694)     (317)       (755)
Income tax effect of allocation of holding (gains) losses to other
  policyholder amounts......................................................      244       110         263
                                                                             --------  --------  ----------
Net unrealized investment gains (losses), net of income tax.................    1,558       979       2,028
Foreign currency translation adjustments, net of income tax.................      (13)      (16)         45
                                                                             --------  --------  ----------
Other comprehensive income (loss), excluding cumulative effect of change
  in accounting principle...................................................    1,545       963       2,073
Cumulative effect of change in accounting principle, net of income tax
  expense (benefit) of $0, $18 million and ($12) million (see Note 1).......       --        34         (22)
                                                                             --------  --------  ----------
 Other comprehensive income (loss).......................................... $  1,545  $    997  $    2,051
                                                                             ========  ========  ==========

13.OTHER EXPENSES

   Information on other expenses was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  ---------------------------------
                                                    2011        2010         2009
                                                  --------  -------------  --------
                                                            (IN MILLIONS)
Compensation..................................... $    306       $    283  $    148
Commissions......................................    1,418            936       796
Volume-related costs.............................      162            130       308
Affiliated interest costs on ceded reinsurance...      271            162       107
Capitalization of DAC............................   (1,478)          (978)     (851)
Amortization of DAC and VOBA.....................    1,296            839       294
Interest expense on debt and debt issuance costs.      389            472        71
Premium taxes, licenses & fees...................       75             47        45
Professional services............................       50             38        17
Rent.............................................       29             29         3
Other............................................      401            363       269
                                                  --------       --------  --------
 Total other expenses............................ $  2,919       $  2,321  $  1,207
                                                  ========       ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

   See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

   Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 9) and interest expense related to CSEs (see Note 2).

  AFFILIATED EXPENSES

   Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

   See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.BUSINESS SEGMENT INFORMATION

   The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other. On November 21, 2011, MetLife announced that it will be reorganizing its business into three broad geographic regions and creating a global employee benefits business. While MetLife has initiated certain changes in response to this announcement, the Company continued to evaluate the performance of its operating segments under the existing segment structure as of December 31, 2011.

   Retirement Products offers a variety of variable and fixed annuities. Corporate Benefit Funding includes an array of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products and services include variable life, universal life, term life and whole life products including participating business. Non-Medical Health includes individual disability income products.

   Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

   Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

   Operating revenues excludes net investment gains (losses) and net derivative gains (losses). The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
       (ii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

   The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to implementation of new insurance regulatory requirements and business combinations.

   In 2011, management modified its definition of operating earnings to exclude impacts related to certain variable annuity guarantees and Market Value Adjustments to better conform to the way it manages and assesses its business. Accordingly, such results are no longer reported in operating earnings. Consequently, prior years' results for Retirement Products and total consolidated operating earnings have been reduced by $28 million, net of $15 million of income tax, and $47 million, net of $25 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2011, 2010 and 2009 and at December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

and 2010. The accounting policies of the segments are the same as those of the Company, except for operating earnings adjustments as defined above, the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's business.

   Effective January 1, 2011, MetLife updated its economic capital model to align segment allocated equity with emerging standards and consistent risk principles. Such changes to MetLife's economic capital model are applied prospectively. Segment net investment income is also credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income.

                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT     INSURANCE    CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2011         PRODUCTS     FUNDING     PRODUCTS        OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ------------  -------------  --------  ------------ ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $      509  $    1,071  $        201   $         47  $  1,828  $         -- $      1,828
Universal life and investment-type
 product policy fees...............      1,175          34           589             36     1,834           122        1,956
Net investment income..............        833       1,175           590            190     2,788           295        3,083
Other revenues.....................        363           5           139              1       508            --          508
Net investment gains (losses)......         --          --            --             --        --            35           35
Net derivative gains (losses)......         --          --            --             --        --         1,119        1,119
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total revenues...................      2,880       2,285         1,519            274     6,958         1,571        8,529
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        648       1,598           248             46     2,540           120        2,660
Interest credited to policyholder
 account balances..................        737         180           251             --     1,168            21        1,189
Capitalization of DAC..............     (1,039)         (7)         (368)           (64)   (1,478)           --       (1,478)
Amortization of DAC and VOBA.......        578           4           295              8       885           411        1,296
Interest expense on debt...........         --          --            --             67        67           322          389
Other expenses.....................      1,552          42           931            163     2,688            24        2,712
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total expenses...................      2,476       1,817         1,357            220     5,870           898        6,768
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        141         164            57            (69)      293           228          521
                                    ----------  ----------  ------------   ------------  --------               ------------
OPERATING EARNINGS................. $      263  $      304  $        105   $        123       795
                                    ==========  ==========  ============   ============
Adjustments to:
  Total revenues......................................................................      1,571
  Total expenses......................................................................       (898)
  Provision for income tax (expense) benefit..........................................       (228)
                                                                                         --------
NET INCOME (LOSS)....................................................................... $  1,240               $      1,240
                                                                                         ========               ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                         CORPORATE
                              RETIREMENT  BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2011:          PRODUCTS   FUNDING    PRODUCTS     & OTHER    TOTAL
---------------------         ---------- --------- ------------- --------- ----------
                                                   (IN MILLIONS)
TOTAL ASSETS................. $  100,100 $  30,836   $    21,236 $  19,599 $  171,771
SEPARATE ACCOUNT ASSETS...... $   69,562 $   1,880   $     1,117 $      -- $   72,559
SEPARATE ACCOUNT LIABILITIES. $   69,562 $   1,880   $     1,117 $      -- $   72,559

                                                         OPERATING EARNINGS
                                    -----------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT    INSURANCE   CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2010         PRODUCTS     FUNDING    PRODUCTS       OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ----------  -------------  --------  ------------ ------------
                                                                        (IN MILLIONS)
REVENUES
Premiums........................... $      240  $      643  $      184   $         --  $  1,067  $         -- $      1,067
Universal life and investment-type
 product policy fees...............        916          29         593             15     1,553            86        1,639
Net investment income..............        939       1,102         486            207     2,734           423        3,157
Other revenues.....................        337           6         117             43       503            --          503
Net investment gains (losses)......         --          --          --             --        --           150          150
Net derivative gains (losses)......         --          --          --             --        --            58           58
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total revenues....................      2,432       1,780       1,380            265     5,857           717        6,574
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        350       1,159         321             --     1,830            75        1,905
Interest credited to policyholder
 account balances..................        718         193         236             96     1,243            28        1,271
Capitalization of DAC..............       (592)         (4)       (327)           (55)     (978)           --         (978)
Amortization of DAC and VOBA.......        410           2         337              7       756            83          839
Interest expense on debt...........         --          --          --             70        70           402          472
Other expenses.....................      1,023          36         806            123     1,988            --        1,988
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total expenses....................      1,909       1,386       1,373            241     4,909           588        5,497
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        183         139           2            (49)      275            45          320
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
OPERATING EARNINGS                  $      340  $      255  $        5   $         73       673
                                    ==========  ==========  ==========   ============
Adjustments to:
 Total revenues......................................................................       717
 Total expenses......................................................................      (588)
 Provision for income tax (expense) benefit..........................................       (45)
                                                                                       --------
NET INCOME (LOSS)..................................................................... $    757               $        757
                                                                                       ========               ============

                                            CORPORATE
                               RETIREMENT    BENEFIT     INSURANCE   CORPORATE
AT DECEMBER 31, 2010:           PRODUCTS     FUNDING     PRODUCTS     & OTHER    TOTAL
---------------------         ------------- ---------- ------------- --------- ----------
                                                       (IN MILLIONS)
TOTAL ASSETS................. $      87,461 $   30,491  $     16,296 $  20,637 $  154,885
SEPARATE ACCOUNT ASSETS...... $      58,917 $    1,625  $      1,077 $      -- $   61,619
SEPARATE ACCOUNT LIABILITIES. $      58,917 $    1,625  $      1,077 $      -- $   61,619

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                   CORPORATE
                                     RETIREMENT     BENEFIT    INSURANCE    CORPORATE                                TOTAL
YEAR ENDED DECEMBER 31, 2009          PRODUCTS      FUNDING    PRODUCTS      & OTHER       TOTAL    ADJUSTMENTS   CONSOLIDATED
----------------------------        ------------  ----------  ----------  -------------  --------  -------------  ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $        339  $      849  $      124    $        --  $  1,312  $          --  $      1,312
Universal life and investment-type
 product policy fees...............          690          29         618              5     1,342             38         1,380
Net investment income..............          884       1,061         381             40     2,366            (31)        2,335
Other revenues.....................          264           6         328             --       598             --           598
Net investment gains (losses)......           --          --          --             --        --           (835)         (835)
Net derivative gains (losses)......           --          --          --             --        --         (1,031)       (1,031)
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total revenues....................        2,177       1,945       1,451             45     5,618         (1,859)        3,759
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
EXPENSES
Policyholder benefits and claims...          429       1,360         223              1     2,013             52         2,065
Interest credited to policyholder
 account balances..................          741         265         243             91     1,340            (39)        1,301
Capitalization of DAC..............         (528)         (2)       (285)           (36)     (851)            --          (851)
Amortization of DAC and VOBA.......          334           3         271              2       610           (316)          294
Interest expense on debt...........           --           2          --             69        71             --            71
Other expenses.....................          928          34         648             84     1,694             (1)        1,693
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total expenses....................        1,904       1,662       1,100            211     4,877           (304)        4,573
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
Provision for income tax expense
 (benefit).........................           96          97         123           (138)      178           (546)         (368)
                                    ------------  ----------  ----------    -----------  --------                 ------------
OPERATING EARNINGS................. $        177  $      186  $      228    $       (28)      563
                                    ============  ==========  ==========    ===========  ========
Adjustments to:
 Total revenues........................................................................    (1,859)
 Total expenses........................................................................       304
 Provision for income tax (expense) benefit............................................       546
                                                                                         --------
NET INCOME (LOSS)....................................................................... $   (446)                $       (446)
                                                                                         ========                 ============

   Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2011, 2010 and 2009. Operating revenues from U.S. operations were $5.7 billion, $5.1 billion and $4.7 billion for the years ended December 31, 2011, 2010 and 2009, respectively, which represented 82%, 87% and 84%, respectively, of consolidated operating revenues.

15.RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       YEARS ENDED DECEMBER 31,
                                    -------------------------------
                                      2011       2010        2009
                                    -------- ------------- --------
                                             (IN MILLIONS)
             Compensation.......... $    259      $    244 $    110
             Commissions...........      992           561      511
             Volume-related costs..      225           177      279
             Professional services.       20            16       --
             Rent..................       26            26       --
             Other.................      331           300      200
                                    --------      -------- --------
              Total other expenses. $  1,853      $  1,324 $  1,100
                                    ========      ======== ========

   Revenues received from affiliates related to these agreements were recorded as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                         2011      2010      2009
                                                        ------ ------------- -----
                                                               (IN MILLIONS)
Universal life and investment-type product policy fees. $  145    $      114 $  85
Other revenues......................................... $  136    $      101 $  71

   The Company had net receivables from affiliates of $93 million and $60 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE I

                    CONSOLIDATED SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011
                                 (IN MILLIONS)

                                                                               AMOUNT AT
                                                    COST OR       ESTIMATED  WHICH SHOWN ON
TYPES OF INVESTMENTS                           AMORTIZED COST (1) FAIR VALUE BALANCE SHEET
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........  $         6,832   $   8,048  $       8,048
   Foreign government securities..............            1,035       1,247          1,247
   Public utilities...........................            2,095       2,382          2,382
   State and political subdivision securities.            1,891       2,055          2,055
   All other corporate bonds..................           21,245      22,830         22,830
                                                ---------------   ---------  -------------
     Total bonds..............................           33,098      36,562         36,562
 Mortgage-backed and asset-backed securities..           10,481      10,599         10,599
 Redeemable preferred stock...................              636         620            620
                                                ---------------   ---------  -------------
   Total fixed maturity securities............           44,215      47,781         47,781
                                                ---------------   ---------  -------------
Other securities..............................            3,690       3,665          3,665
                                                ---------------   ---------  -------------
Equity securities:
   Non-redeemable preferred stock.............              147         106            106
Common stock:
   Industrial, miscellaneous and all other....              148         146            146
                                                ---------------   ---------  -------------
   Total equity securities....................              295         252            252
                                                ---------------   ---------  -------------
Mortgage loans, net...........................            9,800                      9,800
Policy loans..................................            1,203                      1,203
Real estate and real estate joint ventures....              503                        503
Other limited partnership interests...........            1,696                      1,696
Short-term investments........................            2,578                      2,578
Other invested assets.........................            3,373                      3,373
                                                ---------------              -------------
     Total investments........................  $        67,353              $      70,851
                                                ===============              =============

--------
(1)The Company's other securities portfolio is mainly comprised of equity securities, including mutual funds, and fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                        CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)
                          DECEMBER 31, 2011 AND 2010
                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2011      2010
                                                             --------- ---------
CONDENSED BALANCE SHEETS
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated
  fair value (amortized cost: $31,856 and $33,974,
  respectively)............................................. $  34,063 $  34,300
 Equity securities available-for-sale, at estimated fair
  value (cost: $288 and $420, respectively).................       244       396
 Other securities, at estimated fair value..................        40        --
 Mortgage loans (net of valuation allowances of $37 and
  $54, respectively)........................................     5,109     4,698
 Policy loans...............................................     1,101     1,127
 Real estate and real estate joint ventures.................       351       329
 Other limited partnership interests........................     1,141     1,057
 Short-term investments, principally at estimated fair value     1,581     1,098
 Investment in subsidiaries.................................     6,195     4,658
 Loans to subsidiaries......................................       305        --
 Other invested assets, principally at estimated fair value.     2,095     1,481
                                                             --------- ---------
  Total investments.........................................    52,225    49,144
Cash and cash equivalents, principally at estimated fair
 value......................................................       379     1,364
Accrued investment income...................................       358       377
Premiums, reinsurance and other receivables.................     6,993     6,549
Receivables from subsidiaries...............................       728       665
Deferred policy acquisition costs and value of business
 acquired...................................................     1,227     2,039
Current income tax recoverable..............................        66        16
Deferred income tax assets..................................        --       912
Goodwill....................................................       885       885
Other assets................................................       155       149
Separate account assets.....................................    15,739    19,184
                                                             --------- ---------
  Total assets.............................................. $  78,755 $  81,284
                                                             ========= =========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits...................................... $  19,509 $  19,453
Policyholder account balances...............................    24,605    25,837
Other policy-related balances...............................       730       485
Payables for collateral under securities loaned and other
 transactions...............................................     6,375     6,857
Long-term debt -- affiliated................................       750       750
Current income tax payable..................................        57        --
Other liabilities...........................................       817       767
Separate account liabilities................................    15,739    19,184
                                                             --------- ---------
  Total liabilities.........................................    68,582    73,333
                                                             --------- ---------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
 authorized; 34,595,317 shares issued and outstanding at
 December 31, 2011 and 2010.................................        86        86
Additional paid-in capital..................................     6,673     6,719
Retained earnings...........................................     1,657       934
Accumulated other comprehensive income (loss)...............     1,757       212
                                                             --------- ---------
  Total stockholders' equity................................    10,173     7,951
                                                             --------- ---------
  Total liabilities and stockholders' equity................ $  78,755 $  81,284
                                                             ========= =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)


                                                                              2011      2010      2009
                                                                            --------  --------  --------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums................................................................... $    148  $    148  $    141
Universal life and investment-type product policy fees.....................      632       633       631
Net investment income......................................................    1,943     2,018     1,895
Equity in earnings from subsidiaries.......................................      658       236      (316)
Other revenues.............................................................      154       162       328
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (53)      (97)     (534)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (3)       47       160
 Other net investment gains (losses).......................................       70       152      (418)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       14       102      (792)
 Net derivative gains (losses).............................................      241       (67)     (405)
                                                                            --------  --------  --------
   Total revenues..........................................................    3,790     3,232     1,482
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................      755       800       801
Interest credited to policyholder account balances.........................      710       691       801
Other expenses.............................................................      800       753       494
                                                                            --------  --------  --------
   Total expenses..........................................................    2,265     2,244     2,096
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,525       988      (614)
Provision for income tax expense (benefit).................................      285       231      (168)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)

                                                                               2011        2010        2009
                                                                            ----------  ----------  ---------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.................................. $      886  $    1,129  $     993
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:.....................................
    Fixed maturity securities..............................................     13,921      13,203     10,125
    Equity securities......................................................        163         127        129
    Mortgage loans.........................................................        552         279        429
    Real estate and real estate joint ventures.............................         12          14          3
    Other limited partnership interests....................................        159          92         94
  Purchases of:
    Fixed maturity securities..............................................    (11,658)    (13,715)    (9,247)
    Equity securities......................................................        (22)        (38)       (61)
    Mortgage loans.........................................................       (946)       (868)      (531)
    Real estate and real estate joint ventures.............................        (83)        (80)       (19)
    Other limited partnership interests....................................       (214)       (204)      (127)
  Cash received in connection with freestanding derivatives................        375          93        225
  Cash paid in connection with freestanding derivatives....................       (453)       (102)      (434)
  Issuances of loans to affiliates.........................................       (305)         --         --
  Net change in policy loans...............................................         26          12         12
  Net change in short-term investments.....................................       (487)       (169)       619
  Net change in other invested assets......................................       (389)       (401)      (941)
                                                                            ----------  ----------  ---------
Net cash provided by (used in) investing activities........................        651      (1,757)       276
                                                                            ----------  ----------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...............................................................     14,151      20,496     15,236
    Withdrawals............................................................    (15,754)    (21,062)   (17,667)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................       (482)      1,295     (1,421)
  Net change in short-term debt............................................         --          --       (300)
  Long-term debt repaid....................................................         --        (200)        --
  Financing element on certain derivative instruments......................        127         (24)       (53)
  Return of capital........................................................        (47)         --         --
  Dividends on common stock................................................       (517)       (330)        --
                                                                            ----------  ----------  ---------
Net cash (used in) provided by financing activities........................     (2,522)        175     (4,205)
                                                                            ----------  ----------  ---------
Change in cash and cash equivalents........................................       (985)       (453)    (2,936)
Cash and cash equivalents, beginning of year...............................      1,364       1,817      4,753
                                                                            ----------  ----------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                      $      379  $    1,364  $   1,817
                                                                            ==========  ==========  =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
    Interest............................................................... $       64  $       74  $      73
                                                                            ==========  ==========  =========
    Income tax............................................................. $      (66) $       98  $      76
                                                                            ==========  ==========  =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                 NOTES TO THE CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)

1. BASIS OF PRESENTATION

   The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

   Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2011 presentation.

2. SUPPORT AGREEMENTS

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Ireland company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) (Euro)14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

               CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                      FUTURE POLICY
                             DAC    BENEFITS AND OTHER POLICYHOLDER
                             AND      POLICY-RELATED     ACCOUNT     UNEARNED
SEGMENT                      VOBA        BALANCES        BALANCES   REVENUE (1)
-------                    -------- ------------------ ------------ -----------
2011
Retirement Products....... $  2,961    $         2,359    $  22,699  $       --
Corporate Benefit Funding.       13             14,042        8,375           2
Insurance Products........    1,758              5,849        7,303         184
Corporate & Other.........      144              6,222        3,698          72
                           --------    ---------------    ---------  ----------
 Total.................... $  4,876    $        28,472    $  42,075  $      258
                           ========    ===============    =========  ==========
2010
Retirement Products....... $  2,981    $         1,736    $  20,990  $       --
Corporate Benefit Funding.        9             12,996        9,452          --
Insurance Products........    2,018              5,328        6,592         217
Corporate & Other.........       91              5,790        2,257          45
                           --------    ---------------    ---------  ----------
 Total.................... $  5,099    $        25,850    $  39,291  $      262
                           ========    ===============    =========  ==========
2009
Retirement Products....... $  3,060    $         1,454    $  21,059  $       --
Corporate Benefit Funding.        7             12,702        9,393          --
Insurance Products........    2,133              4,388        6,052         286
Corporate & Other.........       44              5,374          938          14
                           --------    ---------------    ---------  ----------
 Total.................... $  5,244    $        23,918    $  37,442  $      300
                           ========    ===============    =========  ==========

--------
(1)Amounts are included within the future policy benefits and other policy-related balances.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

        CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                       POLICYHOLDER BENEFITS
                                                          AND CLAIMS AND     AMORTIZATION OF
                                PREMIUM        NET       INTEREST CREDITED    DAC AND VOBA      OTHER
                              REVENUE AND   INVESTMENT    TO POLICYHOLDER      CHARGED TO     OPERATING  PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES   INCOME     ACCOUNT BALANCES    OTHER EXPENSES  EXPENSES(1) (EXCLUDING LIFE)
-------                      -------------- ---------- --------------------- --------------- ----------- ----------------
2011
Retirement Products.........   $      1,795   $    792      $          1,485    $        945    $    513    $          --
Corporate Benefit Funding ..          1,105      1,142                 1,763               4          36               --
Insurance Products..........            801        568                   499             339         563                8
Corporate & Other...........             83        581                   102               8         511               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      3,784   $  3,083      $          3,849    $      1,296    $  1,623    $           8
                               ============   ========      ================    ============    ========    =============
2010
Retirement Products.........   $      1,243   $    903      $          1,113    $        483    $    431    $          --
Corporate Benefit Funding ..            672      1,098                 1,341               2          32               --
Insurance Products..........            776        478                   557             347         479                5
Corporate & Other...........             15        678                   165               7         540               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,706   $  3,157      $          3,176    $        839    $  1,482    $           5
                               ============   ========      ================    ============    ========    =============
2009
Retirement Products.........   $      1,087   $    854      $          1,161    $         77    $    399    $          --
Corporate Benefit Funding ..            878      1,069                 1,647               3          34               --
Insurance Products..........            722        375                   466             213         362                4
Corporate & Other...........              5         37                    92               1         118               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,692   $  2,335      $          3,366    $        294    $    913    $           4
                               ============   ========      ================    ============    ========    =============

--------
(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                           CONSOLIDATED REINSURANCE
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                      % AMOUNT
                                                                      ASSUMED
                          GROSS AMOUNT   CEDED    ASSUMED  NET AMOUNT  TO NET
                          ------------ ---------- -------- ---------- --------
2011
Life insurance in-force..   $  378,153 $  340,477 $  8,085  $  45,761     17.7 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    2,180 $      366 $      7  $   1,821      0.4 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    2,429 $      608 $      7  $   1,828      0.4 %
                            ========== ========== ========  =========
2010
Life insurance in-force..   $  326,366 $  289,559 $  8,217  $  45,024     18.3 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,310 $      263 $     13  $   1,060      1.2 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,559 $      505 $     13  $   1,067      1.2 %
                            ========== ========== ========  =========
2009
Life insurance in-force..   $  278,335 $  242,647 $  9,044  $  44,732     20.2 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,525 $      235 $     14  $   1,304      1.1 %
Accident and health......          257        249       --          8       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,782 $      484 $     14  $   1,312      1.1 %
                            ========== ========== ========  =========

   For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120.5 billion and $9.0 billion, respectively, and life insurance premiums of $166 million and $14 million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE

                        HARTFORD, CONNECTICUT 06103-3415

MIC-Book-49-50-51-79-92                                               April 2012

                                     PART C


                                OTHER INFORMATION

ITEM 26. EXHIBITS


EXHIBIT
 LETTER   DESCRIPTION
-------   -----------
a.        Resolution of the Board of Directors of The Travelers Insurance
          Company authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on S-6, File No. 333-71349, filed January 28, 1999.)

b.        Not Applicable.

c.1. Underwriting Contracts.(Incorporated herein by reference to Exhibit c.1. to Post-Effective Amendment No. 3 to the Travelers Fund UL for
          Variable Life Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

c.2. Selling Agreement. (Incorporated herein by reference to Exhibit c.2 to Post-Effective Amendment No. 4 to the Travelers Fund UL III for
          Variable Life Registration Statement on Form N-6, File No. 333-94779, filed April 24, 2003.)

c.3. Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to the Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343, filed April 6, 2006.)

c.4.      Agreement and Plan of Merger between MetLife Investors Distribution
          Company and MLI Distribution LLC dated as of October 20, 2006
          (Incorporated herein by reference to Exhibit c.4. to Post-Effective
          Amendment No. 11 to the Travelers Fund UL for Variable Life
          Registration Statement on Form N-6, File No. 333-96519, filed April 4,
          2007.)

c.5. Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers (Incorporated herein by reference to Exhibit c.5.
          to Post-Effective Amendment No. 11 to the Travelers Fund UL for
          Variable Life Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2007.)

c.6.      Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut and Amendment No. 1 to
          Service Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for
          Variable Annuities' Registration Statement on Form N-4, File Nos.
          033-73466/811-08242, filed April 7, 2008.)

c.7.      Distribution and Principal Underwriting Agreement between MetLife
          Insurance Company of Connecticut and MetLife Investors Distribution
          Company dated November 24, 2009. (Incorporated herein by reference to Exhibit c.7. to Post-Effective Amendment No. 15 to the Registrant's
          Registration Statement on Form N-6, File No. 333-71349, filed April 9,
          2009.)

c.8.      Enterprise Sales Agreement between MetLife Investors Distribution
          Company and broker-dealers dated February 2010 (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account QPN for Variable Annuities' Registration
          Statement on Form N-4, File No. 333-156911, as filed April 6, 2010.)

d.1. Variable Life Insurance Contracts. (Incorporated herein by reference to Exhibit d.1 to Post-Effective Amendment No. 4 to the Registrant's
          Registration Statement on Form N-6, File No. 333-71349, filed February
          14, 2003.)

d.2. Term Insurance Rider. (Incorporated herein by reference to Exhibit d.2 to Post-Effective Amendment No. 4 to the Registrant's Registration
          Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

d.3.      Name Change Endorsement. (Incorporated herein by reference to Exhibit
          4(c) to Post-Effective Amendment No. 14 to the Travelers Fund ABD for
          Variable Annuities' Registration Statement on Form N-4, File No. 033-
          65343, filed April 6, 2006.)

e. Application for Variable Life Insurance Contracts. (Incorporated herein by reference to Exhibit e to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No.
          333-71349, filed February 14, 2003.)

f.1.      Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 6(a) to the Travelers Separate Account TM for Variable Annuities' Registration
          Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

f.2.      By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 6(b) to the Travelers Separate Account TM for Variable Annuities' Registration
          Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

f.3.      Certificate of Amendment to the Charter for The Travelers Insurance
          Company, as effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to the Travelers
          Fund ABD for Variable Annuities' Registration Statement on Form N-4,
          File No. 033-65343, filed April 6, 2006.)

f.4. Certificate of Correction to the Charter for MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File No.
          333-65926, filed October 31, 2007.)

g. Reinsurance Contract. (Incorporated herein by reference to Exhibit g to Post-Effective Amendment No. 4 to the Registrant's Registration
          Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

EXHIBIT
 LETTER    DESCRIPTION
-------    -----------
h.1.       Administrative Contract. (Incorporated herein by reference to Exhibit
           h.2 to Post-Effective Amendment No. 4 to the Registrant's
           Registration Statement on Form N-6, File No. 333-71349, filed
           February 14, 2003.)

h.2.       Participation Agreement among Metropolitan Series Fund, Inc., MetLife
           Advisers, LLC, MetLife Investors Distribution Company and MetLife
           Insurance Company of Connecticut effective August 31, 2007.
           (Incorporated herein by reference to Exhibit 8(e) to Post-Effective
           Amendment No. 11 to MetLife of CT Separate Account Nine for Variable
           Annuities' Registration Statement on Form N-4, File Nos. 333-
           65926/811-09411, filed October 31, 2007.)

h.2.(i).   Amendment dated April 30, 2010 to the Participation Agreement dated
           August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife
           Advisers, LLC, MetLife Investors Distribution Company and MetLife
           Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of
           CT Separate Account Eleven for Variable  Annuities' Registration
           Statement on Form N-4, File Nos. 333-152189/811-21262, filed
           April 4, 2012.)

h.3.       Participation Agreement among Met Investors Series Trust, Met
           Investors Advisory, LLC, MetLife Investors Distribution Company, The
           Travelers Insurance Company and The Travelers Life and Annuity
           Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to the Travelers
           Fund ABD for Variable Annuities' Registration Statement on Form N-4,
           File No. 033-65343, filed April 6, 2006.)

h.3.(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust,
           MetLife Advisers, LLC, MetLife Investors Distribution Company and
           MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to
           MetLife of CT Separate Account Eleven for Variable Annuities'
           Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)

h.3.(ii).  Amendment dated April 30, 2010 to the Participation Agreement dated
           November 1, 2005 by and among Met Investors Series Trust. MetLife
           Advisers, LLC, MetLife Investors Distribution company and MetLife
           Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to MetLife of
           CT Separate Account Eleven for Variable  Annuities Registration
           Statement on Form N-4, File Nos. 333-152189/811-21262, filed
           April 4, 2012.)

h.4.       Participation Agreement among AIM Variable Insurance Funds, A I M
           Distributors, Inc., The Travelers Insurance Company, The Travelers
           Life and Annuity Company and Travelers Distribution LLC dated October
           1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration
           Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.4.(i).   Amendment dated April 30, 2010 to the Participation Agreement dated
           October 1, 2000 by and among AIM Variable Insurance Funds, A I M
           Distributors, Inc., MetLife Insurance Company of Connecticut and
           MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to
           MetLife of CT Separate Account Eleven for Variable Annuities'
           Registration Statement on Form N-4, File No. 333-101778, filed April
           5, 2011.)

h.4.(ii).  Amendment dated April 30, 2010 to the Participation Agreement dated
           October 1, 2000 between AIM Variable Insurance Funds (Invesco
           Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and
           MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 21 to
           MetLife of CT Separate Account Eleven for Variable Annuities'
           Registration Statement on Form N-4, File No. 333-101778, filed
           April 5, 2011.)

h.5.       Participation Agreement among The Travelers Insurance Company, The
           Travelers Life and Annuity Company, Tower Square Securities, Inc.,
           Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.
           dated November 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's
           Registration Statement on Form N-6, File No. 333-71349, filed
           April 9, 2009).

h.5.(i). Amendment No. 6 dated May 1, 2011 to the Participation Agreement dated November 1, 1999 between The Travelers Insurance Company, The
           Travelers Life and Annuity Company, Tower Square Securities, Inc.,
           Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.
           (Incorporated herein by reference to Exhibit h 5(i) to Post-Effective
           Amendment No. 18 to the Registrant's Registration Statement on Form
           N-6, File No. 333-71349, filed April 5, 2012.)

h.6.       Shareholder Services Agreement between The Travelers Insurance
           Company and American Century Investment Services, Inc. dated
           August 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration
           Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.6.(i). Amendment No. 5 dated May 1, 2010 to Shareholder Services Agreement dated August 1, 2001 between American Century Investment Services,
           Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit h.6.(i) to Post-Effective Amendment
           No. 17 to the Registrant's Registration Statement on Form N-6, File
           No. 333-71349, filed April 6, 2011.)

h.7.       Fund Participation Agreement among The Travelers Insurance Company,
           The Travelers Life and Annuity Company, American Variable Insurance
           Series, American Funds Distributors, Inc. and Capital Research and
           Management Company dated October 1, 1999 and amendments.
           (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6,
           File No. 333-71349, filed April 9, 2009).

h.7.(i).   Amendment dated April 30, 2010 to the Participation Agreement dated
           October 1, 1999 between American Funds Insurance Series, Capital
           Research and Management Company and MetLife Insurance Company of
           Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account
           Eleven for Variable Annuities' Registration Statement on Form N-4,
           File No. 333-152194, filed April 5, 2011.)

h.8.       Participation Agreement among Delaware Group Premium Fund, Inc.,
           Delaware Distributors, L.P., Delaware Management Company, The
           Travelers Insurance Company and The Travelers Life and Annuity
           Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's
           Registration Statement on Form N-6, File No. 333-71349, filed
           April 9, 2009).

h.8.(i).   Amendment dated July 19, 2010 to the Participation Agreement dated
           May 1, 1998 between Delaware VIP Trust, Delaware Management Company,
           Delaware Distributors, L.P. and MetLife Insurance Company of
           Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account
           Eleven for Variable Annuities' Registration Statement on Form N-4,
           File No. 333-152194, filed April 5, 2011.)

h.9.       Amended and Restated Fund Participation Agreement among The Travelers
           Insurance Company, The Travelers Life and Annuity Company, Dreyfus
           Variable Investment Fund, The Dreyfus Socially Responsible Growth
           Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated March
           23, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration
           Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.9.(i)    Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund
           Participation Agreement dated March 23, 1998 among The Travelers
           Insurance Company, The Travelers Life and Annuity Company, Dreyfus
           Variable Investment Fund, The Dreyfus Socially Responsible Growth
           Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc.
           (Incorporated herein by reference to Exhibit h 9(i) to Post-Effective Amendment No. 18 to the Registrant's Registration
           Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)

h.10.      Amended and Restated Participation Agreement among Fidelity(R)
           Variable Insurance Products Funds, Fidelity Distributors Corporation and The Travelers Insurance Company and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.10.(i).  Summary Prospectus Agreement Among Fidelity Distributors Corporation
           and MetLife Insurance Company of Connecticut effective
           April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account
           Eleven for Variable Annuities' Registration Statement on Form N-4,
           File No. 333-152189, filed April 5, 2011.)

h.11.      Amended and Restated Participation Agreement among Franklin Templeton
           Variable Insurance Products Trust, Franklin/Templeton Distributors,
           Inc., The Travelers Insurance Company, The Travelers Life and Annuity
           Company and Travelers Distribution LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective
           Amendment No. 15 to the Registrant's Registration Statement on Form
           N-6, File No. 333-71349, filed April 9, 2009).

h.11.(i).  Amendment No. 5 dated October 5, 2010 to the Amended and Restated
           Participation Agreement dated May 1, 2004 Among Franklin Templeton
           Variable Insurance Products Trust, Franklin/Templeton Distributors,
           Inc., MetLife Insurance Company of Connecticut and MetLife Investors
           Distribution Company. (Incorporated herein by reference to Exhibit
           8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate
           Account Eleven for Variable Annuities' Registration Statement on Form
           N-4, File No. 333-152189, filed April 5, 2011.)

h.11.(ii). Participation Agreement Addendum effective May 1, 2011 Among Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., MetLife Insurance Company of Connecticut and
           MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
           MetLife of CT Separate Account Eleven for Variable Annuities
           Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)

h.12.      Fund Participation Agreement among Janus Aspen Series, The Travelers
           Insurance Company and The Travelers Life and Annuity Company dated
           May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration
           Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.12.(i).  Amendment No. 8 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series, The Travelers Insurance
           Company, and The Travelers Life and Annuity Company. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment
           No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities
           Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)

h.13.      Participation Agreement among Legg Mason Partners Variable Equity
           Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor
           Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife
           Insurance Company of Connecticut dated January 1, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.13.(i).  Amendment dated April 30, 2010 to the Participation Agreement dated
           January 1, 2009 between Legg Mason Partners Variable Equity Trust,
           Legg Mason Partners Variable Income Trust, Legg Mason Investor
           Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife
           Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT
           Separate Account Eleven for Variable Annuities' Registration
           Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

h.14.      Participation Agreement among MFS Variable Insurance Trust, MetLife
           Insurance Company of Connecticut and MFS Fund Distributors, Inc.
           dated November 10, 2008. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration
           Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.15.      Participation Agreement among Oppenheimer Variable Account Funds,
           OppenheimerFunds, Inc., The Travelers Insurance Company and The
           Travelers Life and Annuity Company dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective
           Amendment No. 15 to the Registrant's Registration Statement on Form
           N-6, File No. 333-71349, filed April 9, 2009).

h.15.(i).  Amendment dated May 1, 2010 to the Participation Agreement dated
           January 1,  2002 among Oppenheimer Variable Account Funds,
           OppenheimerFunds, Inc., The Travelers Insurance Company and The
           Travelers Life and Annuity Company. (Incorporated herein by reference to Exhibit h 15(i) to Post-Effective Amendment No. 18 to the
           Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)

h.16.      Participation Agreement among The Travelers Insurance Company, The
           Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments.
           (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No.
           333-71349, filed April 9, 2009).

h.16.(i).  Amendment dated April 18, 2011 to the Participation Agreement dated
           May 1, 2001 among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds
           Distributors LLC.(Incorporated herein by reference to Exhibit h 16(i) to Post-Effective Amendment No 18 to the Registrant's Registration
           Statement on Form N-6, File No 333-71349, filed April 5,2012.)

h.17.      Participation Agreement among Pioneer Variable Contracts Trust, The
           Travelers Insurance Company, The Travelers Life and Annuity Company,
           Pioneer Investment Management, Inc. and Pioneer Funds Distributor,
           Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's
           Registration Statement on Form N-6, File No. 333-71349, filed
           April 9, 2009).

h.17.(i).  Amendment No. 3 dated May 1, 2011 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, The
           Travelers Insurance Company, The Travelers Life and Annuity Company,
           Pioneer Investment Management, Inc., and Pioneer Funds Distributor,
           Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to MetLife of CT Separate Account
           Eleven for Variable Annuities' Registration Statement on Form N-4,
           File No. 333-101778, filed April 4, 2012.)

h.18.      Amended and Restated Participation Agreement among Putnam Variable
           Trust, Putnam Retail Management, L.P., The Travelers Insurance
           Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective
           Amendment No. 15 to the Registrant's Registration Statement on Form
           N-6, File No. 333-71349, filed April 9, 2009).

h.19.      Participation Agreement among The Travelers Insurance Company, The
           Travelers Life and Annuity Company, Royce Capital Fund and Royce &
           Associates, LLC dated December 17, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's
           Registration Statement on Form N-6, File No. 333-71349, filed
           April 9, 2009).

h.19.(i).  Amendment dated April 30, 2010 to the Participation Agreement dated
           December  17, 2004 between Royce Capital Fund, Royce & Associates,
           LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit h.19.(i) to Post-Effective Amendment
           No. 17 to the Registrant's Registration Statement on Form N-6,
           File No. 333-71349, filed April 6, 2011.)

h.20.      Amended and Restated Participation Agreement among The Travelers
           Insurance Company, The Travelers Life and Annuity Company, The
           Universal Institutional Funds, Inc., Morgan Stanley Distribution,
           Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005 and amendment. (Incorporated herein by reference to Post-Effective
           Amendment No. 15 to the Registrant's Registration Statement on Form
           N-6, File No. 333-71349, filed April 9, 2009).

h.21.      Participation Agreement among Van Kampen Life Investments Trust, Van
           Kampen Funds Inc., Van Kampen Asset Management, The Travelers
           Insurance Company and The Travelers Life and Annuity Company dated
           May 1, 2005 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration
           Statement on Form N-6, File No. 333-71349, filed April 9, 2009).

h.21.(i).  Amendment dated April 30, 2010 to the Participation Agreement dated
           May 1, 2005 Among Van Kampen Life Investment Trust, Van Kampen Funds
           Inc., Van Kampen Asset Management and MetLife Insurance Company of
           Connecticut. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account
           Eleven for Variable Annuities Registration Statement on Form N-4,
           File No. 333-101778, filed April 5, 2011.)

j.         None.

k. Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit k to Post-
           Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)

l.         Not applicable

m.         Not applicable

n.         Consent of Deloitte & Touche LLP, Independent Registered Public
           Accounting Firm. (Filed herewith).

o.         Omitted Financial Statements. Not applicable.

p.         Initial Capital Agreements. Not applicable.

q.         Redeemability Exemption. (Incorporated herein by reference to Post
           Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 29, 2005.)

r.         Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica,
           Richard S. Collins, John E. Connolly, Jr., Gina C. Sandonato, Myra L.
           Saul, and Marie C. Swift to act as signatory for Michael K. Farrell,
           Maria R. Morris, Robert E. Sollmann, Jr., Peter M. Carlson and
           Stanley J. Talbi (Incorporated herein by reference to Exhibit r to Post-Effective Amendment No. 14 to MetLife of CT Fund UL III for
           Variable Life Insurance Registration Statement on Form N-6, File No.
           333-94779, filed April 8, 2010.)



ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                         POSITIONS AND OFFICES
BUSINESS ADDRESS                           WITH INSURANCE COMPANY
----------------------------------------   -------------------------------------
Michael K. Farrell                         Chairman of the Board, President,
                                           Chief Executive Officer and Director

Maria R. Morris                            Director

Steven J. Goulart                          Executive Vice President and Chief
                                           Investment Officer

Nicholas D. Latrenta                       General Counsel

Peter M. Carlson                           Executive Vice President and Chief
                                           Accounting Officer

Stanley J. Talbi                           Executive Vice President and Chief
                                           Financial Officer

Marlene B. Debel                           Senior Vice President and Treasurer


PRINCIPAL BUSINESS ADDRESS:


The principal business address of each person shown above is MetLife, Inc., 1095 Avenue of the Americas, New York, NY 10036, except that the principal business address for Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962.


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc.

An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

ITEM 29. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITER



(a)  MetLife Investors Distribution Company ("MLIDC")
     5 Park Plaza, Suite 1900
     Irvine, CA 92614



MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment Companies (other than the Registrant):

          MetLife of CT Fund UL for Variable Life Insurance,
          MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities Metropolitan Life Variable Annuity Separate Account II
          Met Investors Series Trust
          MetLife Investors Variable Annuity Account One
          MetLife Investors Variable Life Account One
          MetLife Investors USA Separate Account A
          MetLife Investors USA Variable Life Account A
          First MetLife Investors Variable Annuity Account One
          General American Separate Account Eleven
          General American Separate Account Twenty-Eight
          General American Separate Account Twenty-Nine
          General American Separate Account Two
          Security Equity Separate Account Twenty-Six
          Security Equity Separate Account Twenty-Seven
          Metropolitan Life Separate Account E
          Metropolitan Life Separate Account UL
          Metropolitan Tower Life Separate Account One
          Metropolitan Tower Life Separate Account Two
          Paragon Separate Account A
          Paragon Separate Account B
          Paragon Separate Account C
          Paragon Separate Account D
          Metropolitan Series Fund, Inc.



(b) MetLife Investors Distribution Company is the principal underwriter for the Policies. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL                         POSITIONS AND OFFICES
BUSINESS ADDRESS                           WITH UNDERWRITER
----------------------------------------   ----------------------------------------
Michael K. Farrell **                      Director

Elizabeth M. Forget                        Executive Vice President

John G. Martinez ******                    Vice President, Chief Financial Officer

Paul A. LaPiana *                          Executive Vice President, National Sales
                                           Manager -- Life

Andrew G. Aiello *                         Senior Vice President, Channel Head-
                                           National Accounts

Jeffrey A. Barker ******                   Senior Vice President, Channel Head-
                                           Independent Accounts

Curtis Wohlers *****                       Senior Vice President, National Sales
                                           Manager, Independent Planners and
                                           Insurance Advisors

Jay S. Kaduson **                          Senior Vice President

Craig W. Markham ****                      Director


NAME AND PRINCIPAL                         POSITIONS AND OFFICES
BUSINESS ADDRESS                           WITH UNDERWRITER
----------------------------------------   ----------------------------------------
Paul A. Sylvester *                        President, National Sales
                                           Manager -- Annuities & LTC

William J. Toppeta                         Director

Marlene B. Debel                           Treasurer




Unless otherwise noted, the principal business address of each person shown above is:



          MetLife, Inc., 1095 Avenue of the Americas, New York, NY 10036



*         MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614



**        MetLife, 10 Park Avenue, Morristown, NJ 07962



***       MetLife, 501 Route 22, Bridgewater, NJ 08807



****      MetLife, 13045 Tesson Ferry Road, St. Louis, MO 63128



*****     MetLife, 1300 Hall Boulevard, Bloomfield, CT 06002



******    MetLife, 18210 Crane Nest Drive, Tampa, FL 33647



(c)  Compensation From the Registrant



                                                                      (3)
                                                                COMPENSATION ON
                                                                     EVENTS
                                                     (2)          OCCASIONING
                                                     NET         THE DEDUCTION
                     (1)                         UNDERWRITING         OF A             (4)              (5)
              NAME OF PRINCIPAL                 DISCOUNTS AND    DEFERRED SALES     BROKERAGE          OTHER
                 UNDERWRITER                     COMMISSIONS          LOAD         COMMISSIONS      COMPENSATION
              -----------------                ---------------  ---------------  ---------------  ---------------
MetLife Investors Distribution Company.......     $2,645,431          $0               $0               $0



MLIDC, as the principal underwriter and distributor, did not receive any fees on the Policies. The Company paid compensation directly to broker-dealers who have selling agreements with MLIDC.



Tower Square Securities, Inc. provided certain limited services to MLIDC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with the FINRA. Tower Square Securities, Inc. allocated such expenses to MLIDC.


ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

(1)  MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut
     06002-2910

(2)  Metropolitan Life Insurance Company
     501 Boylston Street
     Boston, Massachusetts 02116

ITEM 32. MANAGEMENT SERVICES

Not Applicable.

ITEM 33. FEE REPRESENTATION

The Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 5th day of April, 2012.



              MetLife of CT Fund UL III for Variable Life Insurance

                                  (Registrant)


              MetLife Insurance Company of Connecticut (Depositor)



                                        By:        /s/ KAREN A. JOHNSON
                                            ------------------------------------
                                                       Karen A. Johnson
                                                        Vice President

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 5th day of April, 2012.



                    MetLife Insurance Company of Connecticut

                                   (Depositor)


                                        By:        /s/ KAREN A. JOHNSON
                                            ------------------------------------
                                                       Karen A. Johnson
                                                        Vice President




As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2012.






          /s/ *MICHAEL K. FARRELL                   Chairman of the Board, President,
-----------------------------------------------     Chief Executive Officer and Director
               Michael K. Farrell

             /s/ *MARIA R. MORRIS                   Director
-----------------------------------------------
                Maria R. Morris

             /s/ *PETER M. CARLSON                  Executive Vice President and Chief
-----------------------------------------------     Accounting Officer
               Peter M. Carlson

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------     Officer
                Stanley J. Talbi





                                        *By:    /s/ JOHN E. CONNOLLY, JR.
                                             -----------------------------------
                                             John E. Connolly, Jr., Attorney-in-
                                                             fact


* Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney. (Incorporated herein by reference to Exhibit r to Post-Effective Amendment No. 14 to MetLife of CT Fund UL III for Variable Life Insurance Registration Statement on Form N-6, File No. 333-94779, filed April 8, 2010.)

                                  EXHIBIT INDEX

EXHIBIT LETTER DESCRIPTION

      n. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.